UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

655 9th Street, Des Moines, IA 50309
(Address of principal executive offices)

Principal Management Corporation, 655 9th Street, Des Moines, IA 50309 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	August 31, 2015
Date of reporting period:	May 31, 2015

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Blue Chip Fund
May 31, 2015 (unaudited)

COMMON STOCKS - 99.86%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000 's)

Banks - 5.50%			Oil & Gas (continued)
Bank of New York Mellon Corp/The	524,853	$22,758	Hess Corp	115,103	$7,772
Wells Fargo & Co	910,299	50,940			$33,836
		$73,698	Pharmaceuticals - 6.12%
Beverages - 4.95%			Valeant Pharmaceuticals International Inc (a)	236,464	56,460
Anheuser-Busch InBev NV ADR	241,220	29,082	Zoetis Inc	512,893	25,527
Diageo PLC ADR	229,258	25,438			$81,987
SABMiller PLC ADR	219,679	11,812	Pipelines - 1.38%
		$66,332	Kinder Morgan Inc/DE	436,616	18,115
Building Materials - 0.97%			Kinder Morgan Inc/DE - Warrants (a)	96,500	382
Martin Marietta Materials Inc	87,236	12,999			$18,497
			Real Estate - 4.86%
Chemicals - 4.38%			Brookfield Asset Management Inc	1,840,925	65,132
Air Products & Chemicals Inc	223,266	32,767
Monsanto Co	120,943	14,148	REITS - 2.60%
Praxair Inc	95,867	11,778	American Tower Corp	375,843	34,875
		$58,693

Commercial Services - 5.55%			Retail - 13.60%
MasterCard Inc	664,285	61,287	AutoZone Inc (a)	17,556	11,826
Moody's Corp	121,252	13,107	CarMax Inc (a)	231,554	16,450
		$74,394	Starbucks Corp	954,702	49,606
Cosmetics & Personal Care - 0.47%			TJX Cos Inc/The	283,978	18,282
Colgate-Palmolive Co	93,746	6,261	Walgreens Boots Alliance Inc	573,042	49,190
			Yum! Brands Inc	410,684	37,007
					$182,361
Diversified Financial Services - 9.03%
American Express Co	193,863	15,455	Semiconductors - 2.34%
BlackRock Inc	92,076	33,680	Qualcomm Inc	449,465	31,319
Charles Schwab Corp/The	653,847	20,694
FNF Group	236,545	8,979	Software - 6.16%
Visa Inc	615,676	42,285	Adobe Systems Inc (a)	334,254	26,436
		$121,093	Microsoft Corp	1,199,339	56,201
Food - 1.97%					$82,637
Nestle SA ADR	340,176	26,343	TOTAL COMMON STOCKS		$1,338,605
			INVESTMENT COMPANIES - 0.03%	Shares Held	Value (000 's)

Healthcare - Products - 1.71%			Publicly Traded Investment Fund - 0.03%
Danaher Corp	266,123	22,972	Goldman Sachs Financial Square Funds -	433,898	434
			Government Fund

Insurance - 10.06%
Aon PLC	216,459	21,910	TOTAL INVESTMENT COMPANIES		$434
Berkshire Hathaway Inc - Class B (a)	457,208	65,381	Total Investments		$1,339,039
Loews Corp	447,065	17,936	Other Assets in Excess of Liabilities, Net - 0.11%		$1,442
Markel Corp (a)	38,307	29,602	TOTAL NET ASSETS - 100.00%		$1,340,481
		$134,829

Internet - 9.07%			(a) Non-Income Producing Security
Amazon.com Inc (a)	37,388	16,048
Google Inc - A Shares (a)	58,613	31,963
Google Inc - C Shares (a)	111,842	59,512
Liberty Ventures (a)	340,003	14,110	Portfolio Summary (unaudited)
		$121,633	Sector		Percent
			Financial		32.05%
Leisure Products & Services - 0.60%			Consumer, Non-cyclical		20.77%
Liberty TripAdvisor Holdings Inc (a)	285,303	7,983	Consumer, Cyclical		14.51%
			Communications		13.00%
Lodging - 0.31%			Technology		8.50%
Wynn Resorts Ltd	41,076	4,136	Basic Materials		4.38%
			Energy		3.90%
			Industrial		2.75%
Media - 3.93%			Exchange Traded Funds		0.03%
Discovery Communications Inc - C Shares (a)	622,015	19,559	Other Assets in Excess of Liabilities, Net		0.11%
Liberty Global PLC - C Shares (a)	616,649	33,145	TOTAL NET ASSETS		100.00%
		$52,704

Metal Fabrication & Hardware - 1.78%
Precision Castparts Corp	112,892	23,891

Oil & Gas - 2.52%
EOG Resources Inc	122,602	10,874
Exxon Mobil Corp	178,287	15,190

See accompanying notes

Schedule of Investments
Bond Market Index Fund
May 31, 2015 (unaudited)

INVESTMENT COMPANIES - 12.83%	Shares Held Value (000's)
			BONDS (continued)	Principal Amount (000's)	Value (000's)
Publicly Traded Investment Fund - 12.83%
Morgan Stanley Institutional Liquidity Funds -	162,302,016	$162,302	Automobile Asset Backed Securities (continued)
Government Portfolio			Americredit Automobile Receivables Trust
			2014-4
TOTAL INVESTMENT COMPANIES		$162,302	1.27%, 07/08/2019(a)	$500	$501
	Principal		Capital Auto Receivables Asset Trust 2014-3
BONDS - 35.31%	Amount (000's) Value (000's)		1.48%, 11/20/2018	164	165
			CarMax Auto Owner Trust 2013-4
Advertising - 0.05%			1.28%, 05/15/2019	400	401
Interpublic Group of Cos Inc/The			CarMax Auto Owner Trust 2014-3
4.20%, 04/15/2024	$50	$52	1.16%, 06/17/2019	400	401
Omnicom Group Inc			Ford Credit Auto Owner Trust 2014-A
4.45%, 08/15/2020	30	33	0.79%, 05/15/2018	500	501
Svensk Exportkredit AB			Honda Auto Receivables 2013-3 Owner
5.13%, 03/01/2017	550	591	Trust
		$676	1.13%, 09/16/2019	360	361
Aerospace & Defense - 0.39%			Honda Auto Receivables 2013-4 Owner
Boeing Capital Corp			Trust
4.70%, 10/27/2019	35	39	1.04%, 02/18/2020	50	50
Boeing Co/The			Nissan Auto Receivables 2012-A Owner
2.35%, 10/30/2021	1,000	1,015	Trust
3.75%, 11/20/2016	30	31	1.00%, 07/16/2018	232	232
Exelis Inc			World Omni Automobile Lease Securitization
4.25%, 10/01/2016	100	104	Trust 2013-A
L-3 Communications Corp			1.40%, 02/15/2019	500	503
3.95%, 05/28/2024	20	20			$3,591
4.95%, 02/15/2021	30	32	Automobile Manufacturers - 0.35%
Lockheed Martin Corp			American Honda Finance Corp
3.35%, 09/15/2021	500	527	1.13%, 10/07/2016	30	30
3.80%, 03/01/2045	250	233	Ford Motor Co
4.07%, 12/15/2042	30	30	7.45%, 07/16/2031	500	651
Northrop Grumman Corp			Ford Motor Credit Co LLC
3.50%, 03/15/2021	30	31	1.70%, 05/09/2016	500	503
5.05%, 11/15/2040	500	557	2.15%, 01/09/2018	300	303
Raytheon Co			2.60%, 11/04/2019	500	503
3.13%, 10/15/2020	30	31	3.66%, 09/08/2024	725	728
4.70%, 12/15/2041	750	810	5.00%, 05/15/2018	500	542
United Technologies Corp			5.88%, 08/02/2021	100	116
3.10%, 06/01/2022	500	514	PACCAR Financial Corp
4.50%, 04/15/2020	550	614	2.20%, 09/15/2019	20	20
4.50%, 06/01/2042	300	312	Toyota Motor Credit Corp
6.13%, 07/15/2038	46	57	1.13%, 05/16/2017	125	126
		$4,957	2.00%, 10/24/2018	400	406
Agriculture - 0.26%			3.30%, 01/12/2022	500	523
Altria Group Inc					$4,451
10.20%, 02/06/2039	540	919	Automobile Parts & Equipment - 0.09%
Archer-Daniels-Midland Co			BorgWarner Inc
4.48%, 03/01/2021(a)	35	39	4.38%, 03/15/2045	300	294
Lorillard Tobacco Co			Johnson Controls Inc
8.13%, 06/23/2019	430	522	3.75%, 12/01/2021	755	794
Philip Morris International Inc			5.25%, 12/01/2041	30	32
2.90%, 11/15/2021	400	410			$1,120
4.13%, 03/04/2043	300	291
5.65%, 05/16/2018	430	481	Banks - 5.73%
Reynolds American Inc			Abbey National Treasury Services
3.25%, 11/01/2022	40	39	PLC/London
6.15%, 09/15/2043	500	565	3.05%, 08/23/2018	1,000	1,042
		$3,266	Associated Banc-Corp
			4.25%, 01/15/2025	300	301
Airlines - 0.03%			Australia & New Zealand Banking Group
American Airlines 2014-1 Class A Pass			Ltd/New York NY
Through Trust			2.25%, 06/13/2019	550	556
3.70%, 04/01/2028(b)	19	20	Bank of America Corp
Southwest Airlines Co			1.95%, 05/12/2018	310	311
2.75%, 11/06/2019	300	307	2.25%, 04/21/2020	160	158
		$327	2.60%, 01/15/2019	100	102
Automobile Asset Backed Securities - 0.28%			2.65%, 04/01/2019	625	636
Ally Auto Receivables Trust 2012-4			3.30%, 01/11/2023	600	601
0.59%, 01/17/2017	22	22	4.00%, 04/01/2024	850	886
AmeriCredit Automobile Receivables Trust			4.25%, 10/22/2026	50	50
2014-2			4.88%, 04/01/2044	450	481
0.94%, 02/08/2019	455	454	5.42%, 03/15/2017	50	53
			5.63%, 07/01/2020	500	572

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2015 (unaudited)

		Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)				Banks (continued)
Bank of America Corp	(continued)			Fifth Third Bancorp
6.00%, 09/01/2017		$100	$109	4.30%, 01/16/2024	$50	$52
6.11%, 01/29/2037		850	990	First Tennessee Bank NA
6.50%, 08/01/2016		100	106	2.95%, 12/01/2019	300	303
6.88%, 04/25/2018		850	968	Goldman Sachs Group Inc/The
Bank of America NA				2.38%, 01/22/2018	250	254
1.25%, 02/14/2017		1,000	1,001	2.55%, 10/23/2019	1,300	1,308
6.10%, 06/15/2017		850	924	2.60%, 04/23/2020	300	301
Bank of Montreal				2.90%, 07/19/2018	500	515
1.40%, 04/10/2018		500	500	5.15%, 05/22/2045	300	306
2.38%, 01/25/2019		500	509	5.25%, 07/27/2021	600	677
2.50%, 01/11/2017		100	103	5.63%, 01/15/2017	401	427
Bank of Nova Scotia/The				5.95%, 01/15/2027	700	809
1.30%, 07/21/2017		300	301	6.13%, 02/15/2033	850	1,046
Bank One Corp				6.25%, 09/01/2017	230	253
8.00%, 04/29/2027		1,000	1,341	6.25%, 02/01/2041	220	273
Barclays Bank PLC				6.75%, 10/01/2037	150	184
5.13%, 01/08/2020		250	284	HSBC Bank USA NA/New York NY
6.75%, 05/22/2019		100	118	5.63%, 08/15/2035	500	589
BB&T Corp				HSBC Holdings PLC
1.60%, 08/15/2017		50	50	6.10%, 01/14/2042	600	768
2.45%, 01/15/2020		500	503	HSBC USA Inc
6.85%, 04/30/2019		45	53	2.35%, 03/05/2020	500	500
BNP Paribas SA				3.50%, 06/23/2024	500	516
1.38%, 03/17/2017		500	501	Intesa Sanpaolo SpA
2.45%, 03/17/2019		400	407	2.38%, 01/13/2017	1,000	1,009
2.70%, 08/20/2018		400	412	JP Morgan Chase & Co
BPCE SA				1.35%, 02/15/2017	500	502
1.63%, 01/26/2018		300	300	1.63%, 05/15/2018	1,000	997
Branch Banking & Trust Co				2.20%, 10/22/2019	1,550	1,546
1.00%, 04/03/2017		750	750	2.25%, 01/23/2020	530	527
Capital One Financial Corp				3.13%, 01/23/2025	300	294
3.50%, 06/15/2023		40	41	3.20%, 01/25/2023	132	133
4.75%, 07/15/2021		400	442	3.63%, 05/13/2024	100	102
Capital One NA/Mclean VA				3.88%, 09/10/2024	25	25
1.65%, 02/05/2018		300	299	4.13%, 12/15/2026	500	505
Citigroup Inc				4.50%, 01/24/2022	100	109
1.70%, 04/27/2018		500	497	4.85%, 02/01/2044	400	433
1.85%, 11/24/2017		750	755	5.60%, 07/15/2041	70	83
2.50%, 07/29/2019		125	126	KFW
3.30%, 04/27/2025		500	492	0.00%, 04/18/2036(c)	260	140
5.38%, 08/09/2020		1,350	1,528	0.50%, 07/15/2016	100	100
5.50%, 09/13/2025		800	892	0.50%, 09/15/2016	200	200
6.13%, 05/15/2018		100	112	0.75%, 03/17/2017	1,600	1,602
6.68%, 09/13/2043		300	381	1.00%, 01/26/2018	300	300
8.13%, 07/15/2039		500	754	1.00%, 06/11/2018	1,600	1,597
Citizens Bank NA/Providence RI				1.25%, 02/15/2017	100	101
1.60%, 12/04/2017		500	502	1.75%, 10/15/2019	50	51
Comerica Inc				1.88%, 04/01/2019	1,200	1,225
3.80%, 07/22/2026		50	50	2.00%, 05/02/2025	280	274
Commonwealth Bank of Australia/New York				2.13%, 01/17/2023	500	503
NY				2.50%, 11/20/2024	300	307
1.40%, 09/08/2017		780	785	2.75%, 09/08/2020	1,100	1,161
Compass Bank				4.00%, 01/27/2020	100	111
3.88%, 04/10/2025		500	487	Korea Development Bank/The
Cooperatieve Centrale Raiffeisen-				3.88%, 05/04/2017	500	523
Boerenleenbank BA/Netherlands				Landwirtschaftliche Rentenbank
3.38%, 01/19/2017		50	52	2.13%, 07/15/2016	500	509
3.88%, 02/08/2022		450	479	5.00%, 11/08/2016	500	531
Cooperatieve Centrale Raiffeisen-				Lloyds Bank PLC
Boerenleenbank BA/NY				2.40%, 03/17/2020	500	503
2.25%, 01/14/2019		250	254	Manufacturers & Traders Trust Co
Credit Suisse/New York NY				2.10%, 02/06/2020	300	299
1.38%, 05/26/2017		750	751	6.63%, 12/04/2017	500	561
3.00%, 10/29/2021		250	252	Morgan Stanley
5.40%, 01/14/2020		300	334	3.70%, 10/23/2024	1,000	1,019
Deutsche Bank AG/London				3.75%, 02/25/2023	100	103
1.40%, 02/13/2017		50	50	4.88%, 11/01/2022	650	701
1.88%, 02/13/2018		300	301	5.50%, 07/24/2020	700	796
2.50%, 02/13/2019		500	508	5.50%, 07/28/2021	1,000	1,146
Discover Bank/Greenwood DE				5.55%, 04/27/2017	690	743
3.20%, 08/09/2021		1,000	998	5.75%, 01/25/2021	100	115

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Beverages (continued)
Morgan Stanley (continued)			PepsiCo Inc
6.25%, 08/28/2017	$100	$110	2.75%, 03/05/2022	$280	$284
6.38%, 07/24/2042	200	255	3.60%, 08/13/2042	400	366
7.30%, 05/13/2019	450	533	4.50%, 01/15/2020	1,000	1,112
Oesterreichische Kontrollbank AG					$5,969
0.75%, 12/15/2016	750	752
2.00%, 06/03/2016	100	102	Biotechnology - 0.25%
PNC Bank NA			Amgen Inc
1.15%, 11/01/2016	450	451	2.13%, 05/15/2017	460	468
2.70%, 11/01/2022	300	294	5.65%, 06/15/2042	500	574
PNC Funding Corp			5.70%, 02/01/2019	34	38
6.70%, 06/10/2019	365	430	5.75%, 03/15/2040	530	612
Royal Bank of Canada			Celgene Corp
1.25%, 06/16/2017	350	351	2.30%, 08/15/2018	440	447
2.30%, 07/20/2016	300	305	Gilead Sciences Inc
Royal Bank of Scotland Group PLC			2.05%, 04/01/2019	40	41
6.40%, 10/21/2019	60	69	2.35%, 02/01/2020	300	306
Santander Holdings USA Inc/PA			3.70%, 04/01/2024	600	626
2.65%, 04/17/2020	500	496			$3,112
Societe Generale SA			Building Materials - 0.00%
2.63%, 10/01/2018	50	51	Owens Corning
State Street Corp			4.20%, 12/15/2022	30	31
3.10%, 05/15/2023	50	50
5.38%, 04/30/2017	47	51
Sumitomo Mitsui Banking Corp			Chemicals - 0.63%
1.30%, 01/10/2017	100	100	Agrium Inc
1.35%, 07/11/2017	750	749	5.25%, 01/15/2045	300	316
Svenska Handelsbanken AB			Airgas Inc
2.88%, 04/04/2017	275	284	2.95%, 06/15/2016	30	31
Toronto-Dominion Bank/The			CF Industries Inc
1.50%, 09/09/2016	1,000	1,008	3.45%, 06/01/2023	500	498
2.38%, 10/19/2016	300	306	4.95%, 06/01/2043	240	232
UBS AG/Stamford CT			Dow Chemical Co/The
1.38%, 08/14/2017	650	649	3.50%, 10/01/2024	250	249
US Bancorp/MN			9.40%, 05/15/2039	380	594
1.65%, 05/15/2017	50	51	Eastman Chemical Co
3.00%, 03/15/2022	50	51	2.70%, 01/15/2020	1,050	1,059
3.60%, 09/11/2024	750	768	4.50%, 01/15/2021	30	33
Wells Fargo & Co			Ecolab Inc
1.15%, 06/02/2017	950	949	5.50%, 12/08/2041	780	900
1.25%, 07/20/2016	400	401	EI du Pont de Nemours & Co
1.50%, 01/16/2018	100	100	3.63%, 01/15/2021	750	793
3.00%, 01/22/2021	500	514	4.15%, 02/15/2043	50	50
3.30%, 09/09/2024	1,000	1,008	LYB International Finance BV
3.45%, 02/13/2023	500	507	4.88%, 03/15/2044	30	30
3.90%, 05/01/2045	120	113	LyondellBasell Industries NV
4.65%, 11/04/2044	500	503	5.00%, 04/15/2019	400	439
5.38%, 02/07/2035	250	292	Methanex Corp
Westpac Banking Corp			3.25%, 12/15/2019	30	30
1.20%, 05/19/2017	1,050	1,053	Monsanto Co
4.88%, 11/19/2019	50	56	1.15%, 06/30/2017	350	349
		$72,430	2.75%, 07/15/2021	500	499
			Mosaic Co/The
Beverages - 0.47%			5.45%, 11/15/2033	500	556
Anheuser-Busch InBev Worldwide Inc			5.63%, 11/15/2043	25	28
1.38%, 07/15/2017	750	755	Potash Corp of Saskatchewan Inc
3.75%, 07/15/2042	750	693	3.00%, 04/01/2025	150	149
5.00%, 04/15/2020	609	689	3.63%, 03/15/2024	50	52
6.38%, 01/15/2040	40	52	PPG Industries Inc
6.88%, 11/15/2019	40	48	3.60%, 11/15/2020	50	53
8.20%, 01/15/2039	40	61	Praxair Inc
Coca-Cola Co/The			1.25%, 11/07/2018	1,000	991
1.80%, 09/01/2016	450	457	2.20%, 08/15/2022	50	49
3.15%, 11/15/2020	440	465	Sigma-Aldrich Corp
Coca-Cola Femsa SAB de CV			3.38%, 11/01/2020	25	26
2.38%, 11/26/2018	40	41			$8,006
Diageo Capital PLC
4.83%, 07/15/2020	50	56	Commercial Services - 0.12%
5.75%, 10/23/2017	750	829	Lender Processing Services Inc / Black Knight
Diageo Investment Corp			Lending Solutions Inc
2.88%, 05/11/2022	30	30	5.75%, 04/15/2023	22	23
Dr Pepper Snapple Group Inc			Massachusetts Institute of Technology
2.60%, 01/15/2019	30	31	4.68%, 07/01/2114	100	107

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2015 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Commercial Services (continued)			Diversified Financial Services - 1.18%
MasterCard Inc			Air Lease Corp
2.00%, 04/01/2019	$30	$30	2.13%, 01/15/2018	$775	$770
McGraw Hill Financial Inc			3.38%, 01/15/2019	50	51
4.00%, 06/15/2025(d)	350	354	3.75%, 02/01/2022	70	71
6.55%, 11/15/2037	30	35	American Express Co
Moody's Corp			4.05%, 12/03/2042	500	474
5.25%, 07/15/2044	90	98	7.00%, 03/19/2018	56	64
Western Union Co/The			American Express Credit Corp
2.88%, 12/10/2017	750	771	1.13%, 06/05/2017	50	50
5.25%, 04/01/2020	30	33	2.25%, 08/15/2019	750	755
Yale University			2.38%, 03/24/2017	500	511
2.09%, 04/15/2019	50	51	2.80%, 09/19/2016	50	51
		$1,502	Ameriprise Financial Inc
			4.00%, 10/15/2023	775	829
Computers - 0.57%			Bear Stearns Cos LLC/The
Apple Inc			5.55%, 01/22/2017	50	53
1.00%, 05/03/2018	500	496	6.40%, 10/02/2017	100	111
1.55%, 02/07/2020	500	493	BlackRock Inc
2.85%, 05/06/2021	550	565	3.38%, 06/01/2022	30	31
3.20%, 05/13/2025	560	566	5.00%, 12/10/2019	430	486
3.85%, 05/04/2043	550	517	Capital One Bank USA NA
4.38%, 05/13/2045	80	81	1.15%, 11/21/2016	250	250
Computer Sciences Corp			2.25%, 02/13/2019	400	400
6.50%, 03/15/2018	30	33	Charles Schwab Corp/The
EMC Corp/MA			3.00%, 03/10/2025	300	300
1.88%, 06/01/2018	550	554	Credit Suisse USA Inc
Hewlett-Packard Co			5.85%, 08/16/2016	300	318
2.65%, 06/01/2016	530	539	General Electric Capital Corp
4.65%, 12/09/2021	500	539	2.20%, 01/09/2020	760	770
6.00%, 09/15/2041	30	32	2.30%, 04/27/2017	173	177
International Business Machines Corp			2.30%, 01/14/2019	500	511
1.63%, 05/15/2020	500	492	2.90%, 01/09/2017	750	775
5.70%, 09/14/2017	900	993	2.95%, 05/09/2016	500	511
6.22%, 08/01/2027	200	253	3.15%, 09/07/2022	500	514
7.00%, 10/30/2025	370	487	4.63%, 01/07/2021	50	56
Seagate HDD Cayman			5.38%, 10/20/2016	150	159
4.75%, 06/01/2023	550	572	5.63%, 09/15/2017	500	549
		$7,212	5.88%, 01/14/2038	1,000	1,255
Consumer Products - 0.01%			6.38%, 11/15/2067(a)	50	55
Clorox Co/The			6.75%, 03/15/2032	250	337
3.80%, 11/15/2021	30	32	HSBC Finance Corp
Kimberly-Clark Corp			6.68%, 01/15/2021	850	1,000
2.40%, 03/01/2022	30	30	Intercontinental Exchange Inc
7.50%, 11/01/2018	25	30	4.00%, 10/15/2023	25	27
		$92	Jefferies Group LLC
			6.88%, 04/15/2021	280	323
Cosmetics & Personal Care - 0.18%			8.50%, 07/15/2019	33	40
Colgate-Palmolive Co			Legg Mason Inc
2.45%, 11/15/2021	500	509	5.63%, 01/15/2044	25	28
Procter & Gamble Co/The			National Rural Utilities Cooperative Finance
2.30%, 02/06/2022	500	503	Corp
4.70%, 02/15/2019	530	590	2.85%, 01/27/2025	100	99
6.45%, 01/15/2026	500	654	3.05%, 02/15/2022	530	543
		$2,256	Nomura Holdings Inc
Credit Card Asset Backed Securities - 0.24%			6.70%, 03/04/2020	500	594
Capital One Multi-Asset Execution Trust			Synchrony Financial
5.75%, 07/15/2020	100	110	1.88%, 08/15/2017	1,000	1,004
Chase Issuance Trust					$14,902
1.15%, 01/15/2019	1,000	1,004	Electric - 1.65%
Citibank Credit Card Issuance Trust			Ameren Illinois Co
1.11%, 07/23/2018	50	50	2.70%, 09/01/2022	530	531
2.88%, 01/23/2023	605	630	Arizona Public Service Co
5.30%, 03/15/2018	50	52	3.35%, 06/15/2024	40	41
Discover Card Execution Note Trust			Berkshire Hathaway Energy Co
1.04%, 04/15/2019	491	492	3.75%, 11/15/2023	750	782
2.12%, 12/15/2021	500	507	6.13%, 04/01/2036	450	546
Synchrony Credit Card Master Note Trust			Commonwealth Edison Co
1.36%, 08/17/2020	250	250	4.70%, 01/15/2044	150	165
		$3,095	Consolidated Edison Co of New York Inc
			6.65%, 04/01/2019	540	635
			6.75%, 04/01/2038	530	726

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)			Electric (continued)
Dominion Resources Inc/VA			Progress Energy Inc
2.50%, 12/01/2019	$300	$303	3.15%, 04/01/2022	$40	$41
4.05%, 09/15/2042	400	377	PSEG Power LLC
DTE Electric Co			2.75%, 09/15/2016	60	61
3.70%, 03/15/2045	200	190	Public Service Co of Colorado
Duke Energy Carolinas LLC			3.95%, 03/15/2043	30	30
4.00%, 09/30/2042	30	30	Public Service Electric & Gas Co
6.00%, 12/01/2028	500	624	3.05%, 11/15/2024	300	304
6.45%, 10/15/2032	500	643	3.50%, 08/15/2020	372	399
Duke Energy Corp			Puget Sound Energy Inc
2.15%, 11/15/2016	500	509	4.43%, 11/15/2041	30	31
Duke Energy Florida Inc			San Diego Gas & Electric Co
5.65%, 06/15/2018	30	34	3.60%, 09/01/2023	30	32
Duke Energy Indiana Inc			South Carolina Electric & Gas Co
4.20%, 03/15/2042	30	31	5.45%, 02/01/2041	40	47
Duke Energy Progress Inc			Southern California Edison Co
4.38%, 03/30/2044	400	423	1.13%, 05/01/2017	30	30
Empresa Nacional de Electricidad SA/Chile			5.50%, 03/15/2040	350	428
4.25%, 04/15/2024	30	31	5.95%, 02/01/2038	30	38
Entergy Arkansas Inc			Southern Co/The
3.75%, 02/15/2021	30	32	2.45%, 09/01/2018	540	554
Entergy Corp			Southwestern Electric Power Co
5.13%, 09/15/2020	30	33	5.88%, 03/01/2018	600	666
Exelon Generation Co LLC			6.20%, 03/15/2040	390	497
4.25%, 06/15/2022	500	514	6.45%, 01/15/2019	30	34
FirstEnergy Solutions Corp			Southwestern Public Service Co
6.80%, 08/15/2039	530	557	4.50%, 08/15/2041	600	643
Florida Power & Light Co			TransAlta Corp
2.75%, 06/01/2023	500	500	6.50%, 03/15/2040	30	29
4.05%, 10/01/2044	25	25	Union Electric Co
5.13%, 06/01/2041	40	47	3.65%, 04/15/2045	500	468
5.63%, 04/01/2034	200	249	Virginia Electric & Power Co
Georgia Power Co			4.65%, 08/15/2043	300	327
5.65%, 03/01/2037	750	896	Wisconsin Power & Light Co
Great Plains Energy Inc			4.10%, 10/15/2044	50	51
4.85%, 06/01/2021	30	33			$20,912
Hydro-Quebec
8.05%, 07/07/2024	530	740	Electrical Components & Equipment - 0.01%
Idaho Power Co			Emerson Electric Co
3.65%, 03/01/2045	200	189	2.63%, 02/15/2023	30	30
Interstate Power & Light Co			4.88%, 10/15/2019	30	33
3.25%, 12/01/2024	300	308			$63
Louisville Gas & Electric Co			Electronics - 0.15%
5.13%, 11/15/2040	330	383	Amphenol Corp
Mississippi Power Co			1.55%, 09/15/2017	500	502
4.25%, 03/15/2042	30	29	Arrow Electronics Inc
Nevada Power Co			4.50%, 03/01/2023	30	31
5.45%, 05/15/2041	340	408	Honeywell International Inc
7.13%, 03/15/2019	434	515	3.35%, 12/01/2023	500	525
NextEra Energy Capital Holdings Inc			Jabil Circuit Inc
4.50%, 06/01/2021	50	54	4.70%, 09/15/2022	30	31
NiSource Finance Corp			Koninklijke Philips NV
6.40%, 03/15/2018	215	243	5.00%, 03/15/2042	30	31
Northern States Power Co/MN			5.75%, 03/11/2018	26	29
5.35%, 11/01/2039	30	37	Thermo Fisher Scientific Inc
Oncor Electric Delivery Co LLC			1.30%, 02/01/2017	60	60
5.25%, 09/30/2040	530	616	4.15%, 02/01/2024	600	630
Pacific Gas & Electric Co			4.70%, 05/01/2020	30	33
3.75%, 02/15/2024	125	131			$1,872
5.40%, 01/15/2040	30	35
5.80%, 03/01/2037	500	603	Environmental Control - 0.13%
8.25%, 10/15/2018	300	362	Republic Services Inc
PacifiCorp			3.20%, 03/15/2025	300	295
5.65%, 07/15/2018	30	34	5.50%, 09/15/2019	25	29
PECO Energy Co			6.20%, 03/01/2040	255	317
1.20%, 10/15/2016	500	502	Waste Management Inc
2.38%, 09/15/2022	460	453	3.50%, 05/15/2024	1,000	1,022
Potomac Electric Power Co					$1,663
3.60%, 03/15/2024	30	31	Federal & Federally Sponsored Credit - 0.09%
PPL Capital Funding Inc			Federal Farm Credit Banks
3.50%, 12/01/2022	1,000	1,022	0.54%, 11/07/2016	70	70
			4.88%, 01/17/2017	485	518

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2015 (unaudited)

		Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Federal & Federally Sponsored Credit (continued)				Finance - Mortgage Loan/Banker (continued)
Federal Farm Credit Banks	(continued)			Freddie Mac (continued)
5.13%, 08/25/2016		$500	$529	6.75%, 03/15/2031	$43	$64
			$1,117			$38,485

Finance - Mortgage Loan/Banker - 3.04%				Food- 0.49%
Fannie Mae				Campbell Soup Co
0.00%, 10/09/2019(c)		85	78	4.25%, 04/15/2021	30	33
0.88%, 10/26/2017		1,094	1,095	ConAgra Foods Inc
0.88%, 12/20/2017		1,000	1,000	3.25%, 09/15/2022	1,030	1,014
0.88%, 12/27/2017		650	649	4.65%, 01/25/2043	30	28
0.88%, 02/08/2018		1,000	999	Delhaize Group SA
0.88%, 05/21/2018		1,000	995	5.70%, 10/01/2040	30	32
0.95%, 08/23/2017		194	194	General Mills Inc
1.00%, 12/28/2017		72	72	1.40%, 10/20/2017	550	550
1.05%, 05/25/2018		50	49	3.15%, 12/15/2021	30	31
1.07%, 07/28/2017		450	452	JM Smucker Co/The
1.07%, 09/27/2017		82	82	3.00%, 03/15/2022(d)	300	301
1.13%, 04/27/2017		1,000	1,009	4.25%, 03/15/2035(d)	300	291
1.13%, 03/28/2018		70	70	Kellogg Co
1.13%, 04/30/2018		750	749	4.00%, 12/15/2020	780	839
1.25%, 09/28/2016		1,100	1,111	Kraft Foods Group Inc
1.25%, 01/30/2017		500	505	3.50%, 06/06/2022	500	510
1.38%, 11/15/2016		1,100	1,114	5.38%, 02/10/2020	30	34
1.50%, 06/22/2020		750	746	6.50%, 02/09/2040	30	37
1.63%, 11/27/2018		125	127	Kroger Co/The
1.75%, 09/12/2019		1,000	1,015	2.95%, 11/01/2021	500	504
1.88%, 09/18/2018		100	102	5.40%, 07/15/2040	30	34
1.88%, 02/19/2019		500	511	Mondelez International Inc
2.63%, 09/06/2024		500	511	4.00%, 02/01/2024	30	32
5.25%, 09/15/2016		54	57	6.50%, 02/09/2040	530	691
5.38%, 06/12/2017		700	766	Sysco Corp
5.63%, 07/15/2037		65	89	3.50%, 10/02/2024	500	509
6.00%, 04/18/2036		54	57	Tyson Foods Inc
6.63%, 11/15/2030		500	730	4.88%, 08/15/2034	700	740
7.13%, 01/15/2030		250	379			$6,210
7.25%, 05/15/2030		149	227
Federal Home Loan Banks				Forest Products & Paper - 0.06%
0.38%, 06/24/2016		500	500	Georgia-Pacific LLC
0.50%, 09/28/2016		1,000	1,000	7.75%, 11/15/2029	20	28
0.63%, 11/23/2016		1,200	1,202	International Paper Co
0.88%, 05/24/2017		500	502	7.30%, 11/15/2039	326	411
1.30%, 06/05/2018		500	500	7.95%, 06/15/2018	200	235
1.63%, 06/14/2019		800	811	Plum Creek Timberlands LP
1.88%, 03/13/2020		500	508	4.70%, 03/15/2021	30	32
2.00%, 09/14/2018		500	515			$706
4.13%, 03/13/2020		100	112	Gas - 0.15%
4.75%, 12/16/2016		1,475	1,570	Atmos Energy Corp
4.88%, 05/17/2017		60	65	4.13%, 10/15/2044	250	249
5.00%, 11/17/2017		750	826	CenterPoint Energy Inc
5.50%, 07/15/2036		50	67	6.50%, 05/01/2018	30	34
5.63%, 06/11/2021		65	79	Dominion Gas Holdings LLC
Freddie Mac				3.55%, 11/01/2023	30	31
0.75%, 01/12/2018		550	548	4.60%, 12/15/2044	500	502
0.88%, 10/14/2016		1,500	1,508	ONE Gas Inc
0.88%, 02/22/2017		1,500	1,506	3.61%, 02/01/2024	50	53
0.88%, 03/07/2018		1,000	998	Piedmont Natural Gas Co Inc
1.00%, 03/08/2017		1,500	1,510	4.10%, 09/18/2034	25	26
1.00%, 07/28/2017		500	503	Sempra Energy
1.00%, 09/29/2017		500	502	2.40%, 03/15/2020	200	201
1.25%, 12/05/2017		2,500	2,500	6.00%, 10/15/2039	634	786
1.25%, 10/02/2019		1,000	991	Southern California Gas Co
1.38%, 05/01/2020		500	497	4.45%, 03/15/2044	50	54
1.40%, 08/22/2019		163	163			$1,936
2.00%, 08/25/2016		1,000	1,019
2.38%, 01/13/2022		500	513	Hand & Machine Tools - 0.02%
3.00%, 01/18/2028		59	57	Stanley Black & Decker Inc
3.75%, 03/27/2019		500	545	3.40%, 12/01/2021	250	262
4.88%, 06/13/2018		63	70
5.00%, 02/16/2017		73	78	Healthcare - Products - 0.28%
5.13%, 10/18/2016		125	133	Baxter International Inc
5.13%, 11/17/2017		70	77	0.95%, 06/01/2016	100	100
5.50%, 08/23/2017		169	187	3.20%, 06/15/2023	500	497
6.25%, 07/15/2032		500	719

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2015 (unaudited)

		Principal		Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Healthcare - Products (continued)				Insurance (continued)
Baxter International Inc	(continued)			CNA Financial Corp
3.65%, 08/15/2042		$530	$474	5.75%, 08/15/2021	$40	$46
Becton Dickinson and Co				First American Financial Corp
1.45%, 05/15/2017		230	231	4.60%, 11/15/2024	300	310
3.88%, 05/15/2024		30	31	Hartford Financial Services Group Inc/The
5.00%, 11/12/2040		30	32	6.63%, 03/30/2040	530	689
Boston Scientific Corp				Lincoln National Corp
6.00%, 01/15/2020		30	34	8.75%, 07/01/2019	430	537
Covidien International Finance SA				Marsh & McLennan Cos Inc
6.00%, 10/15/2017		30	33	2.35%, 09/10/2019	25	25
Danaher Corp				2.35%, 03/06/2020	200	201
5.63%, 01/15/2018		25	28	MetLife Inc
Medtronic Inc				4.05%, 03/01/2045	200	191
1.50%, 03/15/2018(d)		250	251	4.72%, 12/15/2044(a)	200	212
3.50%, 03/15/2025(d)		280	287	4.75%, 02/08/2021	750	844
4.38%, 03/15/2035(d)		250	256	6.40%, 12/15/2066(a)	430	492
4.45%, 03/15/2020		30	33	7.72%, 02/15/2019	130	156
4.63%, 03/15/2044		500	524	PartnerRe Finance B LLC
5.55%, 03/15/2040		40	47	5.50%, 06/01/2020	40	45
Stryker Corp				Progressive Corp/The
4.38%, 05/15/2044		25	25	3.75%, 08/23/2021	30	32
Zimmer Holdings Inc				4.35%, 04/25/2044	30	32
2.00%, 04/01/2018		200	202	Prudential Financial Inc
3.15%, 04/01/2022		200	200	5.70%, 12/14/2036	480	551
4.45%, 08/15/2045		300	290	7.38%, 06/15/2019	500	599
			$3,575	Reinsurance Group of America Inc
				4.70%, 09/15/2023	30	33
Healthcare - Services - 0.32%				Travelers Cos Inc/The
Aetna Inc				6.25%, 06/15/2037	533	699
1.50%, 11/15/2017		530	532	Unum Group
6.63%, 06/15/2036		13	16	7.13%, 09/30/2016	30	32
Anthem Inc				Voya Financial Inc
3.50%, 08/15/2024		450	453	5.50%, 07/15/2022	30	34
4.65%, 01/15/2043		30	31	XLIT Ltd
4.65%, 08/15/2044		350	355	2.30%, 12/15/2018	500	507
Cigna Corp						$10,377
4.00%, 02/15/2022		600	641
Humana Inc				Internet - 0.20%
2.63%, 10/01/2019		20	20	Alibaba Group Holding Ltd
4.63%, 12/01/2042		500	499	3.60%, 11/28/2024(d)	1,000	987
Memorial Sloan-Kettering Cancer Center				Amazon.com Inc
4.20%, 07/01/2055		250	238	2.50%, 11/29/2022	40	39
Quest Diagnostics Inc				2.60%, 12/05/2019	500	509
4.75%, 01/30/2020		12	13	eBay Inc
UnitedHealth Group Inc				2.60%, 07/15/2022	450	429
4.70%, 02/15/2021		500	562	Google Inc
6.50%, 06/15/2037		500	668	3.63%, 05/19/2021	40	43
			$4,028	Symantec Corp
				2.75%, 06/15/2017	500	507
Housewares - 0.02%						$2,514
Newell Rubbermaid Inc
2.88%, 12/01/2019		200	204	Iron & Steel - 0.08%
				Nucor Corp
				4.00%, 08/01/2023	250	260
Insurance - 0.82%
ACE INA Holdings Inc				Vale Overseas Ltd
5.90%, 06/15/2019		30	34	5.63%, 09/15/2019	380	407
				6.88%, 11/10/2039	50	49
Aflac Inc				Vale SA
3.63%, 11/15/2024		300	308
6.45%, 08/15/2040		30	38	5.63%, 09/11/2042	350	306
American International Group Inc						$1,022
3.88%, 01/15/2035		300	284	Leisure Products & Services - 0.00%
4.88%, 06/01/2022		850	949	Carnival Corp
6.25%, 05/01/2036		100	123	3.95%, 10/15/2020	25	27
Aon Corp
5.00%, 09/30/2020		480	535
AXA SA				Lodging - 0.00%
8.60%, 12/15/2030		30	42	Wyndham Worldwide Corp
Berkshire Hathaway Finance Corp				3.90%, 03/01/2023	25	25
1.60%, 05/15/2017		400	406
4.25%, 01/15/2021		350	387	Machinery - Construction & Mining - 0.13%
5.75%, 01/15/2040		450	562	Caterpillar Financial Services Corp
Chubb Corp/The				1.63%, 06/01/2017	30	30
6.50%, 05/15/2038		326	442

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Machinery - Construction & Mining (continued)			Media (continued)
Caterpillar Financial Services			Walt Disney Co/The
Corp (continued)			1.35%, 08/16/2016	$30	$30
2.45%, 09/06/2018	$500	$514	3.75%, 06/01/2021	525	571
5.45%, 04/15/2018	500	556	7.00%, 03/01/2032	30	43
7.15%, 02/15/2019	25	30			$13,252
Caterpillar Inc
3.40%, 05/15/2024	500	519	Metal Fabrication & Hardware - 0.00%
3.80%, 08/15/2042	50	47	Precision Castparts Corp
		$1,696	1.25%, 01/15/2018	30	30

Machinery - Diversified - 0.12%			Mining - 0.41%
Cummins Inc			Barrick North America Finance LLC
4.88%, 10/01/2043	25	28
John Deere Capital Corp			5.75%, 05/01/2043	280	283
			Barrick PD Australia Finance Pty Ltd
1.20%, 10/10/2017	30	30	4.95%, 01/15/2020	180	195
1.55%, 12/15/2017	25	25
2.25%, 06/07/2016	339	345	BHP Billiton Finance USA Ltd
			2.05%, 09/30/2018	250	255
2.75%, 03/15/2022	530	535	5.00%, 09/30/2043	500	541
3.35%, 06/12/2024	300	311
Rockwell Automation Inc			Freeport-McMoRan Inc
			2.15%, 03/01/2017	630	632
6.25%, 12/01/2037	129	169	4.00%, 11/14/2021	500	496
Roper Technologies Inc
1.85%, 11/15/2017	30	30	Goldcorp Inc
			3.63%, 06/09/2021	30	30
		$1,473	Newmont Mining Corp
Media- 1.05%			3.50%, 03/15/2022	500	491
21st Century Fox America Inc			5.13%, 10/01/2019	50	55
3.00%, 09/15/2022	40	40	Rio Tinto Alcan Inc
4.50%, 02/15/2021	500	549	5.75%, 06/01/2035	400	463
6.40%, 12/15/2035	50	62	6.13%, 12/15/2033	30	35
7.85%, 03/01/2039	500	712	Rio Tinto Finance USA Ltd
CBS Corp			3.75%, 09/20/2021	400	419
3.70%, 08/15/2024	500	496	6.50%, 07/15/2018	412	470
5.75%, 04/15/2020	530	605	Southern Copper Corp
7.88%, 07/30/2030	30	40	5.38%, 04/16/2020	40	44
Comcast Corp			5.88%, 04/23/2045	350	342
3.13%, 07/15/2022	575	582	6.75%, 04/16/2040	100	106
3.38%, 02/15/2025	600	609	Teck Resources Ltd
4.50%, 01/15/2043	25	25	6.25%, 07/15/2041	300	267
4.60%, 08/15/2045	270	280			$5,124
5.65%, 06/15/2035	500	590
5.70%, 05/15/2018	100	113	Miscellaneous Manufacturing - 0.24%
6.30%, 11/15/2017	500	561	3M Co
			1.38%, 09/29/2016	25	25
6.40%, 03/01/2040	500	644	2.00%, 06/26/2022	500	490
6.45%, 03/15/2037	60	76
			5.70%, 03/15/2037	30	38
DIRECTV Holdings LLC / DIRECTV			Dover Corp
Financing Co Inc			5.38%, 03/01/2041	30	35
3.80%, 03/15/2022	530	545
3.95%, 01/15/2025	500	505	Eaton Corp
			1.50%, 11/02/2017	500	502
5.88%, 10/01/2019	520	594	2.75%, 11/02/2022	20	20
Discovery Communications LLC
5.05%, 06/01/2020	430	478	4.15%, 11/02/2042	20	20
			General Electric Co
6.35%, 06/01/2040	40	46	4.50%, 03/11/2044	500	532
RELX Capital Inc
3.13%, 10/15/2022	16	16	Illinois Tool Works Inc
Scripps Networks Interactive Inc			0.90%, 02/25/2017	780	782
3.95%, 06/15/2025 (e)	350	352	Ingersoll-Rand Luxembourg Finance SA
			2.63%, 05/01/2020	500	503
Thomson Reuters Corp			Parker-Hannifin Corp
3.95%, 09/30/2021	200	213	3.50%, 09/15/2022	30	32
5.85%, 04/15/2040	30	34
Time Warner Cable Inc			Tyco Electronics Group SA
4.50%, 09/15/2042	500	434	7.13%, 10/01/2037	37	50
7.30%, 07/01/2038	60	70			$3,029
8.75%, 02/14/2019	830	990	Mortgage Backed Securities - 2.20%
Time Warner Inc			Banc of America Commercial Mortgage Trust
3.55%, 06/01/2024	500	501	2006-3
4.88%, 03/15/2020	430	476	5.89%, 07/10/2044	41	43
6.20%, 03/15/2040	430	509	Banc of America Commercial Mortgage Trust
Viacom Inc			2007-1
2.50%, 12/15/2016	30	31	5.45%, 01/15/2049	909	962
3.88%, 12/15/2021	530	547	Banc of America Commercial Mortgage Trust
4.38%, 03/15/2043	330	283	2007-2
			5.61%, 04/10/2049(a)	350	368

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
Banc of America Commercial Mortgage Trust				GS Mortgage Securities Trust 2011-GC5
2007-2 (continued)				3.00%, 08/10/2044	$62	$63
5.63%, 04/10/2049	$15	$15		3.71%, 08/10/2044	375	403
Banc of America Merrill Lynch Commercial				GS Mortgage Securities Trust 2013-GCJ14
Mortgage Inc				4.24%, 08/10/2046(a)	50	56
5.16%, 09/10/2047(a)	79	80		GS Mortgage Securities Trust 2015-GC28
Bear Stearns Commercial Mortgage Securities				3.40%, 02/10/2048(a)	600	621
Trust 2006-PWR12				JP Morgan Chase Commercial Mortgage
5.70%, 09/11/2038(a)	1	1		Securities Trust 2006-CIBC16
Bear Stearns Commercial Mortgage Securities				5.55%, 05/12/2045	485	499
Trust 2006-PWR13				JP Morgan Chase Commercial Mortgage
5.54%, 09/11/2041	12	12		Securities Trust 2006-LDP7
Bear Stearns Commercial Mortgage Securities				5.91%, 04/15/2045(a)	100	104
Trust 2006-TOP24				JP Morgan Chase Commercial Mortgage
5.54%, 10/12/2041	434	453		Securities Trust 2006-LDP8
CD 2006-CD3 Mortgage Trust				5.40%, 05/15/2045(a)	452	468
5.62%, 10/15/2048	4	4		JP Morgan Chase Commercial Mortgage
CD 2007-CD4 Commercial Mortgage Trust				Securities Trust 2007-LDP10
5.32%, 12/11/2049	348	364		5.42%, 01/15/2049	125	131
Citigroup Commercial Mortgage Trust 2008-				JPMBB Commercial Mortgage Securities
C7				Trust 2013-C14
6.14%, 12/10/2049(a)	32	35		4.41%, 08/15/2046	500	552
Citigroup Commercial Mortgage Trust 2013-				JPMBB Commercial Mortgage Securities
GC15				Trust 2014-C18
4.37%, 09/10/2046	500	559		4.08%, 02/15/2047(a)	50	54
COMM 2012-CCRE2 Mortgage Trust				JPMBB Commercial Mortgage Securities
3.79%, 08/15/2045	200	213		Trust 2014-C19
COMM 2012-CCRE4 Mortgage Trust				3.67%, 04/15/2047	500	529
3.25%, 10/15/2045	500	514	LB	-UBS Commercial Mortgage Trust 2006-
COMM 2013-CCRE6 Mortgage Trust				C3
3.10%, 03/10/2046(a)	500	516		5.66%, 03/15/2039	100	103
COMM 2013-CCRE9 Mortgage Trust			LB	-UBS Commercial Mortgage Trust 2006-
1.34%, 07/10/2045	444	445		C7
COMM 2014-CCRE15 Mortgage Trust				5.35%, 11/15/2038	400	420
4.07%, 02/10/2047	500	548	LB	-UBS Commercial Mortgage Trust 2007-
COMM 2014-LC15 Mortgage Trust				C6
4.20%, 04/10/2047	350	381		5.86%, 07/15/2040(a)	7	7
COMM 2014-UBS3 Mortgage Trust			LB	-UBS Commercial Mortgage Trust 2007-
3.82%, 06/10/2047	550	587		C7
COMM 2015-LC19 Mortgage Trust				5.87%, 09/15/2045(a)	374	409
3.18%, 02/10/2048(a)	500	511		Merrill Lynch Mortgage Trust 2006-C2
Commercial Mortgage Loan Trust 2008-LS1				5.74%, 08/12/2043	21	22
6.04%, 12/10/2049(a)	15	16	ML	-CFC Commercial Mortgage Trust 2006-
Commercial Mortgage Trust 2007-GG9				3
5.44%, 03/10/2039(a)	129	136		5.41%, 07/12/2046	1,017	1,056
Credit Suisse Commercial Mortgage Trust			ML	-CFC Commercial Mortgage Trust 2006-
Series 2006-C4				4
5.47%, 09/15/2039	245	254		5.17%, 12/12/2049	437	456
Credit Suisse Commercial Mortgage Trust				Morgan Stanley Bank of America Merrill
Series 2007-C2				Lynch Trust 2013-C11
5.54%, 01/15/2049	500	529		3.09%, 08/15/2046(a)	100	105
Fannie Mae-Aces				Morgan Stanley Bank of America Merrill
2.30%, 09/25/2022	465	465		Lynch Trust 2013-C12
2.48%, 04/25/2022	500	507		4.26%, 10/15/2046	500	555
2.50%, 04/25/2023(a)	391	395		Morgan Stanley Bank of America Merrill
2.51%, 11/25/2022	1,000	1,008		Lynch Trust 2014-C14
2.53%, 09/25/2024	500	496		3.67%, 02/15/2047	500	528
3.12%, 08/25/2024(a)	996	1,039		Morgan Stanley Bank of America Merrill
3.46%, 01/25/2024(a)	100	106		Lynch Trust 2014-C15
4.33%, 03/25/2020	110	121		4.05%, 04/15/2047	580	634
FHLMC Multifamily Structured Pass Through				Morgan Stanley Bank of America Merrill
Certificates				Lynch Trust 2015-C20
2.08%, 12/25/2019(a)	29	29		3.25%, 02/15/2048(a)	500	512
2.87%, 12/25/2021	350	365		Morgan Stanley Capital I Trust 2006-HQ8
3.02%, 02/25/2023(a)	110	115		5.42%, 03/12/2044(a)	24	24
3.06%, 07/25/2023(a)	150	157		Morgan Stanley Capital I Trust 2006-IQ12
3.30%, 04/25/2023	500	532		5.33%, 12/15/2043	350	365
3.53%, 06/25/2020	335	360		Morgan Stanley Capital I Trust 2007-IQ13
3.53%, 10/25/2023	500	539		5.36%, 03/15/2044(a)	290	307
4.33%, 10/25/2020	500	559		Morgan Stanley Capital I Trust 2007-IQ14
GS Mortgage Securities Trust 2007-GG10				5.61%, 04/15/2049	75	76
5.79%, 08/10/2045(a)	65	70

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2015 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Mortgage Backed Securities (continued)				Oil & Gas (continued)
Morgan Stanley Capital I Trust 2007-TOP25				CNOOC Nexen Finance 2014
5.51%, 11/12/2049		$979	$1,034	ULC (continued)
UBS Commercial Mortgage Trust 2012-C1				4.25%, 04/30/2024	$500	$526
3.00%, 05/10/2045		37	38	ConocoPhillips
3.40%, 05/10/2045(a)		71	75	1.05%, 12/15/2017	100	100
UBS-Barclays Commercial Mortgage Trust				2.88%, 11/15/2021	300	306
2012	-C3			6.00%, 01/15/2020	500	585
3.09%, 08/10/2049(a)		50	52	6.50%, 02/01/2039	490	633
UBS-Barclays Commercial Mortgage Trust				Continental Resources Inc/OK
2012	-C4			4.50%, 04/15/2023	530	522
2.85%, 12/10/2045(a)		100	102	Devon Energy Corp
Wachovia Bank Commercial Mortgage Trust				5.60%, 07/15/2041	495	544
Series 2005-C22				6.30%, 01/15/2019	445	506
5.27%, 12/15/2044(a)		10	10	Ecopetrol SA
Wachovia Bank Commercial Mortgage Trust				5.88%, 09/18/2023	1,040	1,117
Series 2006-C26				Encana Corp
6.01%, 06/15/2045		300	309	3.90%, 11/15/2021	540	561
Wachovia Bank Commercial Mortgage Trust				EOG Resources Inc
Series 2006-C27				2.63%, 03/15/2023	480	474
5.80%, 07/15/2045		100	105	4.40%, 06/01/2020	40	44
Wachovia Bank Commercial Mortgage Trust				EQT Corp
Series 2007-C34				6.50%, 04/01/2018	30	33
5.68%, 05/15/2046(a)		100	107	Exxon Mobil Corp
WFRBS Commercial Mortgage Trust 2012-				0.92%, 03/15/2017	330	331
C7				1.31%, 03/06/2018	200	200
2.30%, 06/15/2045		792	800	2.71%, 03/06/2025	200	199
WFRBS Commercial Mortgage Trust 2012-				Hess Corp
C9				1.30%, 06/15/2017	500	497
3.39%, 11/15/2045		500	520	7.30%, 08/15/2031	540	657
WFRBS Commercial Mortgage Trust 2013-				Husky Energy Inc
C14				4.00%, 04/15/2024	100	102
3.34%, 06/15/2046		500	523	Kerr-McGee Corp
WFRBS Commercial Mortgage Trust 2014-				6.95%, 07/01/2024	400	499
C20				Marathon Oil Corp
4.00%, 05/15/2047		500	544	5.90%, 03/15/2018	30	33
WFRBS Commercial Mortgage Trust 2014-				Marathon Petroleum Corp
LC14				5.00%, 09/15/2054	200	192
1.19%, 03/15/2047		100	100	Murphy Oil Corp
			$27,787	3.70%, 12/01/2022	40	38
				Nabors Industries Inc
Office & Business Equipment - 0.06%				2.35%, 09/15/2016	530	532
Pitney Bowes Inc				Nexen Energy ULC
5.75%, 09/15/2017		29	31	6.40%, 05/15/2037	230	282
Xerox Corp				7.50%, 07/30/2039	39	54
4.50%, 05/15/2021		30	32	Noble Energy Inc
5.63%, 12/15/2019		350	395	4.15%, 12/15/2021	750	792
6.75%, 12/15/2039		250	288	Noble Holding International Ltd
			$746	6.20%, 08/01/2040	65	59
Oil & Gas - 2.44%				Occidental Petroleum Corp
Anadarko Petroleum Corp				4.13%, 06/01/2016	390	403
5.95%, 09/15/2016		375	397	Petrobras Global Finance BV
6.20%, 03/15/2040		430	502	4.38%, 05/20/2023	80	71
Apache Corp				4.88%, 03/17/2020	300	291
3.63%, 02/01/2021		530	554	6.13%, 10/06/2016	500	516
4.75%, 04/15/2043		280	271	6.88%, 01/20/2040	65	61
BP Capital Markets PLC				7.25%, 03/17/2044	500	493
1.85%, 05/05/2017		600	609	7.88%, 03/15/2019	550	592
2.52%, 01/15/2020		500	510	Petro-Canada
3.25%, 05/06/2022		640	650	6.80%, 05/15/2038	534	691
4.75%, 03/10/2019		170	188	Petroleos Mexicanos
Canadian Natural Resources Ltd				4.25%, 01/15/2025(d)	50	50
1.75%, 01/15/2018		300	298	4.88%, 01/24/2022	80	84
3.80%, 04/15/2024		750	754	5.50%, 06/27/2044	30	29
Cenovus Energy Inc				5.63%, 01/23/2046(d)	800	791
5.70%, 10/15/2019		290	326	5.75%, 03/01/2018	1,600	1,760
Chevron Corp				6.63%, 06/15/2035	750	842
0.89%, 06/24/2016		50	50	Phillips 66
1.35%, 11/15/2017		300	302	4.88%, 11/15/2044	500	505
2.19%, 11/15/2019		350	356	5.88%, 05/01/2042	30	34
2.43%, 06/24/2020		290	296	Pioneer Natural Resources Co
CNOOC Nexen Finance 2014 ULC				3.95%, 07/15/2022	30	31
1.63%, 04/30/2017		200	200

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Pharmaceuticals (continued)
Pride International Inc			Bristol-Myers Squibb Co
7.88%, 08/15/2040	$1,000	$1,142	3.25%, 08/01/2042	$515	$451
Rowan Cos Inc			Cardinal Health Inc
5.00%, 09/01/2017	30	31	1.90%, 06/15/2017	400	405
Shell International Finance BV			4.60%, 03/15/2043	430	437
0.90%, 11/15/2016	30	30	Eli Lilly & Co
3.25%, 05/11/2025	280	284	5.50%, 03/15/2027	530	658
4.13%, 05/11/2035	60	61	Express Scripts Holding Co
4.38%, 03/25/2020	565	625	3.13%, 05/15/2016	30	31
4.38%, 05/11/2045	500	512	3.90%, 02/15/2022	500	521
5.50%, 03/25/2040	430	511	4.75%, 11/15/2021	50	55
Statoil ASA			GlaxoSmithKline Capital Inc
1.25%, 11/09/2017	750	751	5.65%, 05/15/2018	430	483
2.25%, 11/08/2019	500	508	6.38%, 05/15/2038	430	559
3.15%, 01/23/2022	300	309	Johnson & Johnson
5.25%, 04/15/2019	58	65	4.85%, 05/15/2041	450	528
Suncor Energy Inc			5.55%, 08/15/2017	30	33
6.85%, 06/01/2039	13	17	5.95%, 08/15/2037	75	99
Talisman Energy Inc			McKesson Corp
6.25%, 02/01/2038	30	31	1.29%, 03/10/2017	500	501
Total Capital International SA			2.70%, 12/15/2022	500	487
2.13%, 01/10/2019	400	407	4.75%, 03/01/2021	100	110
2.88%, 02/17/2022	400	406	Mead Johnson Nutrition Co
Total Capital SA			4.60%, 06/01/2044	30	30
4.25%, 12/15/2021	550	609	Merck & Co Inc
Valero Energy Corp			1.10%, 01/31/2018	500	501
9.38%, 03/15/2019	500	623	6.55%, 09/15/2037	290	392
		$30,847	Merck Sharp & Dohme Corp
			5.00%, 06/30/2019	530	596
Oil & Gas Services - 0.08%			Mylan Inc
Baker Hughes Inc			4.20%, 11/29/2023	30	31
7.50%, 11/15/2018	34	41	Novartis Capital Corp
Cameron International Corp			3.40%, 05/06/2024	500	521
6.38%, 07/15/2018	30	33	4.40%, 04/24/2020	30	34
Halliburton Co			4.40%, 05/06/2044	30	32
3.25%, 11/15/2021	530	551	Novartis Securities Investment Ltd
7.45%, 09/15/2039	26	36	5.13%, 02/10/2019	500	560
Weatherford International Ltd/Bermuda			Perrigo Co PLC
6.00%, 03/15/2018	34	36	5.30%, 11/15/2043	500	532
6.75%, 09/15/2040	380	366	Pfizer Inc
		$1,063	3.40%, 05/15/2024	100	102
Packaging & Containers - 0.00%			4.30%, 06/15/2043	200	201
MeadWestvaco Corp			6.20%, 03/15/2019	380	440
7.38%, 09/01/2019	25	30	Teva Pharmaceutical Finance IV BV
Packaging Corp of America			3.65%, 11/10/2021	750	778
4.50%, 11/01/2023	25	26	Wyeth LLC
		$56	6.50%, 02/01/2034	500	653
			Zoetis Inc
Pharmaceuticals - 1.28%			3.25%, 02/01/2023	40	39
Abbott Laboratories					$16,223
2.00%, 03/15/2020	300	302
5.13%, 04/01/2019	30	34	Pipelines - 0.81%
AbbVie Inc			Boardwalk Pipelines LP
1.80%, 05/14/2018	570	571	3.38%, 02/01/2023	30	28
2.50%, 05/14/2020	170	170	Buckeye Partners LP
2.90%, 11/06/2022	550	542	4.35%, 10/15/2024	25	25
3.60%, 05/14/2025	150	151	Enbridge Energy Partners LP
4.50%, 05/14/2035	220	222	5.20%, 03/15/2020	24	26
4.70%, 05/14/2045	320	325	Energy Transfer Partners LP
Actavis Funding SCS			4.05%, 03/15/2025	300	293
1.85%, 03/01/2017	300	302	6.50%, 02/01/2042	530	585
3.00%, 03/12/2020	685	694	9.00%, 04/15/2019	16	20
3.80%, 03/15/2025	520	524	Enterprise Products Operating LLC
4.55%, 03/15/2035	170	169	1.65%, 05/07/2018	175	175
Actavis Inc			3.75%, 02/15/2025	500	509
1.88%, 10/01/2017	500	501	4.85%, 08/15/2042	400	402
6.13%, 08/15/2019	34	39	5.20%, 09/01/2020	430	485
AmerisourceBergen Corp			6.88%, 03/01/2033	39	49
3.40%, 05/15/2024	30	31	8.38%, 08/01/2066	100	105
AstraZeneca PLC			Kinder Morgan Energy Partners LP
4.00%, 09/18/2042	300	293	3.50%, 09/01/2023	390	377
5.90%, 09/15/2017	500	553	4.70%, 11/01/2042	20	18
			6.38%, 03/01/2041	380	403

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Pipelines (continued)			REITS- 0.70%
Kinder Morgan Energy Partners			American Tower Corp
LP (continued)			4.70%, 03/15/2022	$50	$53
6.95%, 01/15/2038	$383	$429	5.90%, 11/01/2021	500	568
Kinder Morgan Inc/DE			AvalonBay Communities Inc
3.05%, 12/01/2019	400	402	2.85%, 03/15/2023	30	29
5.05%, 02/15/2046	300	275	3.63%, 10/01/2020	100	106
Magellan Midstream Partners LP			BioMed Realty LP
4.25%, 02/01/2021	750	804	6.13%, 04/15/2020	17	19
ONEOK Partners LP			Boston Properties LP
6.13%, 02/01/2041	30	30	3.13%, 09/01/2023	20	20
8.63%, 03/01/2019	530	634	5.63%, 11/15/2020	30	35
Plains All American Pipeline LP / PAA			5.88%, 10/15/2019	430	492
Finance Corp			Camden Property Trust
4.30%, 01/31/2043	100	91	3.50%, 09/15/2024	25	25
4.70%, 06/15/2044	30	29	CBL & Associates LP
8.75%, 05/01/2019	170	210	5.25%, 12/01/2023	200	210
Regency Energy Partners LP / Regency			CubeSmart LP
Energy Finance Corp			4.38%, 12/15/2023	30	32
5.00%, 10/01/2022	350	366	DDR Corp
Southern Natural Gas Co LLC			4.63%, 07/15/2022	130	139
5.90%, 04/01/2017(a),(d)	750	803	Duke Realty LP
Spectra Energy Capital LLC			3.75%, 12/01/2024	300	305
8.00%, 10/01/2019	30	36	3.88%, 10/15/2022	530	549
Spectra Energy Partners LP			EPR Properties
4.75%, 03/15/2024	30	33	7.75%, 07/15/2020	30	36
Sunoco Logistics Partners Operations LP			ERP Operating LP
5.50%, 02/15/2020	30	33	2.38%, 07/01/2019	300	303
Tennessee Gas Pipeline Co LLC			5.75%, 06/15/2017	100	109
7.50%, 04/01/2017	30	33	Federal Realty Investment Trust
TransCanada PipeLines Ltd			4.50%, 12/01/2044	300	306
3.75%, 10/16/2023	30	31	HCP Inc
6.10%, 06/01/2040	30	36	3.75%, 02/01/2019	400	421
6.50%, 08/15/2018	30	34	3.88%, 08/15/2024	200	201
7.25%, 08/15/2038	750	1,019	4.20%, 03/01/2024	200	205
Williams Cos Inc/The			6.70%, 01/30/2018	39	44
7.50%, 01/15/2031	29	33	Health Care REIT Inc
Williams Partners LP			2.25%, 03/15/2018	500	507
3.90%, 01/15/2025	500	493	4.50%, 01/15/2024	30	32
4.00%, 09/15/2025	50	49	Highwoods Realty LP
5.10%, 09/15/2045	220	208	3.20%, 06/15/2021	30	30
5.25%, 03/15/2020	530	589	Hospitality Properties Trust
6.30%, 04/15/2040	30	33	4.65%, 03/15/2024	40	41
		$10,233	Host Hotels & Resorts LP
			6.00%, 10/01/2021	30	34
Real Estate - 0.06%			Kimco Realty Corp
Brookfield Asset Management Inc			3.20%, 05/01/2021	750	766
4.00%, 01/15/2025	300	301	Liberty Property LP
Prologis LP			3.38%, 06/15/2023	40	39
2.75%, 02/15/2019	390	399	Omega Healthcare Investors Inc
		$700	4.95%, 04/01/2024	30	31
Regional Authority - 0.32%			Realty Income Corp
Province of British Columbia Canada			3.25%, 10/15/2022	500	496
2.65%, 09/22/2021	400	416	4.13%, 10/15/2026	20	21
6.50%, 01/15/2026	45	60	5.88%, 03/15/2035	40	46
Province of Manitoba Canada			Simon Property Group LP
1.75%, 05/30/2019	500	505	2.15%, 09/15/2017	50	51
3.05%, 05/14/2024	30	31	2.20%, 02/01/2019	500	508
Province of Ontario Canada			2.75%, 02/01/2023	250	247
1.10%, 10/25/2017	500	501	4.75%, 03/15/2042	164	177
3.20%, 05/16/2024	440	466	Tanger Properties LP
4.00%, 10/07/2019	400	440	3.75%, 12/01/2024	300	303
4.95%, 11/28/2016	400	425	Ventas Realty LP
Province of Quebec Canada			3.75%, 05/01/2024	500	506
2.75%, 08/25/2021	540	560	Weingarten Realty Investors
2.88%, 10/16/2024	500	516	3.38%, 10/15/2022	120	118
7.50%, 09/15/2029	36	54	Weyerhaeuser Co
Province of Saskatchewan Canada			7.38%, 10/01/2019	500	597
8.50%, 07/15/2022	17	23	7.38%, 03/15/2032	30	38
		$3,997			$8,795
			Retail - 0.79%
			AutoZone Inc
			1.30%, 01/13/2017	530	531

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Retail (continued)			Software (continued)
Costco Wholesale Corp			Microsoft Corp
1.75%, 02/15/2020	$250	$249	1.85%, 02/12/2020	$500	$503
CVS Health Corp			3.50%, 11/15/2042	350	314
1.20%, 12/05/2016	500	503	3.63%, 12/15/2023	550	585
5.75%, 06/01/2017	39	43	4.00%, 02/12/2055	500	457
6.13%, 09/15/2039	300	377	4.20%, 06/01/2019	50	55
Dollar General Corp			Oracle Corp
1.88%, 04/15/2018	30	30	2.38%, 01/15/2019	600	614
Gap Inc/The			3.40%, 07/08/2024	550	564
5.95%, 04/12/2021	30	35	3.90%, 05/15/2035	130	126
Home Depot Inc/The			4.38%, 05/15/2055	150	145
5.88%, 12/16/2036	550	679	5.38%, 07/15/2040	550	627
Kohl's Corp			5.75%, 04/15/2018	500	561
4.00%, 11/01/2021	30	32			$5,112
Lowe's Cos Inc
3.88%, 09/15/2023	30	32	Sovereign - 2.02%
4.25%, 09/15/2044	450	459	Brazilian Government International Bond
6.65%, 09/15/2037	33	44	4.25%, 01/07/2025	330	325
Macy's Retail Holdings Inc			4.88%, 01/22/2021	700	744
5.13%, 01/15/2042	250	271	5.63%, 01/07/2041	500	507
6.90%, 04/01/2029	510	648	8.00%, 01/15/2018	100	108
McDonald's Corp			11.00%, 08/17/2040	333	340
3.25%, 06/10/2024	175	177	10.13%, 05/15/2027	300	457
3.63%, 05/20/2021	750	799	Canada Government International Bond
5.00%, 02/01/2019	100	111	0.88%, 02/14/2017	600	602
QVC Inc			1.13%, 03/19/2018	200	201
3.13%, 04/01/2019	30	30	Colombia Government International Bond
Staples Inc			11.75%, 02/25/2020	300	411
4.38%, 01/12/2023	120	120	10.38%, 01/28/2033	700	1,088
Starbucks Corp			Export Development Canada
0.88%, 12/05/2016	25	25	0.63%, 12/15/2016	50	50
Target Corp			1.75%, 08/19/2019	50	51
3.88%, 07/15/2020	500	544	Export-Import Bank of Korea
4.00%, 07/01/2042	500	487	5.00%, 04/11/2022	500	571
TJX Cos Inc/The			Israel Government AID Bond
2.75%, 06/15/2021	25	26	5.50%, 09/18/2023	65	80
Walgreen Co			5.50%, 04/26/2024	65	81
5.25%, 01/15/2019	30	33	5.50%, 09/18/2033	33	44
Walgreens Boots Alliance Inc			Israel Government International Bond
1.75%, 11/17/2017	400	403	5.13%, 03/26/2019	500	565
3.80%, 11/18/2024	500	503	Italy Government International Bond
Wal-Mart Stores Inc			5.38%, 06/15/2033	40	47
3.25%, 10/25/2020	550	585	6.88%, 09/27/2023	550	701
3.30%, 04/22/2024	550	568	Japan Bank for International
5.63%, 04/15/2041	450	545	Cooperation/Japan
6.50%, 08/15/2037	550	732	1.13%, 07/19/2017	500	502
6.75%, 10/15/2023	250	321	2.13%, 02/10/2025	300	295
Yum! Brands Inc			3.00%, 05/29/2024	300	315
6.25%, 03/15/2018	17	19	Mexico Government International Bond
6.88%, 11/15/2037	17	20	3.60%, 01/30/2025	280	282
		$9,981	3.63%, 03/15/2022	570	583
			4.60%, 01/23/2046	200	197
Semiconductors - 0.20%			4.75%, 03/08/2044	210	212
Intel Corp			5.63%, 01/15/2017	1,300	1,392
3.30%, 10/01/2021	550	582	5.75%, 10/12/2110	500	521
4.00%, 12/15/2032	500	505	6.75%, 09/27/2034	500	656
KLA-Tencor Corp			8.30%, 08/15/2031	97	147
3.38%, 11/01/2019	300	309	Panama Government International Bond
QUALCOMM Inc			3.75%, 03/16/2025	250	251
2.25%, 05/20/2020	250	250	8.88%, 09/30/2027	570	824
3.45%, 05/20/2025	180	179	Peruvian Government International Bond
4.65%, 05/20/2035	70	70	5.63%, 11/18/2050	800	940
4.80%, 05/20/2045	110	110	Philippine Government International Bond
Texas Instruments Inc			4.00%, 01/15/2021	750	819
0.88%, 03/12/2017	550	551	6.38%, 10/23/2034	510	706
		$2,556	7.75%, 01/14/2031	140	209
			9.38%, 01/18/2017	500	564
Software - 0.40%			10.63%, 03/16/2025	600	973
Fidelity National Information Services Inc			Poland Government International Bond
2.00%, 04/15/2018	530	530	5.00%, 03/23/2022	500	564
Fiserv Inc			5.13%, 04/21/2021	580	655
3.50%, 10/01/2022	30	31	Republic of Korea
			5.13%, 12/07/2016	750	797

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Sovereign (continued)			Supranational Bank (continued)
South Africa Government International Bond			Nordic Investment Bank
5.88%, 05/30/2022	$100	$113	1.00%, 03/07/2017	$750	$754
5.88%, 09/16/2025	500	567			$21,536
Tennessee Valley Authority
3.50%, 12/15/2042	100	98	Telecommunications - 1.43%
3.88%, 02/15/2021	200	222	America Movil SAB de CV
4.50%, 04/01/2018	54	59	5.00%, 03/30/2020	30	34
4.63%, 09/15/2060	500	556	5.63%, 11/15/2017	39	43
5.25%, 09/15/2039	250	315	6.13%, 03/30/2040	750	902
5.38%, 04/01/2056	61	77	AT&T Inc
5.88%, 04/01/2036	600	801	1.60%, 02/15/2017	100	100
6.75%, 11/01/2025	57	78	2.30%, 03/11/2019	150	151
Turkey Government International Bond			3.00%, 02/15/2022	760	756
4.25%, 04/14/2026	250	243	3.90%, 03/11/2024	500	516
4.88%, 04/16/2043	850	810	4.35%, 06/15/2045	500	446
5.75%, 03/22/2024	750	827	5.35%, 09/01/2040	540	554
7.00%, 09/26/2016	300	322	6.15%, 09/15/2034	400	454
8.00%, 02/14/2034	600	803	6.30%, 01/15/2038	500	570
Uruguay Government International Bond			6.50%, 09/01/2037	56	65
4.13%, 11/20/2045	386	350	British Telecommunications PLC
		$25,618	1.25%, 02/14/2017	500	500
			5.95%, 01/15/2018	10	11
Supranational Bank - 1.70%			9.62%, 12/15/2030(a)	30	47
African Development Bank			Cisco Systems Inc
0.75%, 10/18/2016	600	602	1.10%, 03/03/2017	500	503
1.38%, 02/12/2020	250	248	5.90%, 02/15/2039	430	526
2.38%, 09/23/2021	15	15	Deutsche Telekom International Finance BV
Asian Development Bank			8.75%, 06/15/2030(a)	530	782
1.13%, 03/15/2017	750	756	Harris Corp
1.75%, 09/11/2018	500	509	4.40%, 12/15/2020	40	43
2.13%, 11/24/2021	300	304	Juniper Networks Inc
2.13%, 03/19/2025	300	297	4.35%, 06/15/2025	200	204
5.82%, 06/16/2028	39	51	Motorola Solutions Inc
Corp Andina de Fomento			3.50%, 09/01/2021	275	276
4.38%, 06/15/2022	559	613	Orange SA
Council Of Europe Development Bank			4.13%, 09/14/2021	30	33
1.50%, 02/22/2017	580	588	5.38%, 01/13/2042	30	33
1.75%, 11/14/2019	300	303	9.00%, 03/01/2031(a)	500	740
European Bank for Reconstruction &			Qwest Corp
Development			6.88%, 09/15/2033	20	20
1.00%, 02/16/2017	1,000	1,007	7.25%, 09/15/2025	565	657
European Investment Bank			Rogers Communications Inc
0.88%, 04/18/2017	1,000	1,003	6.80%, 08/15/2018	30	35
1.00%, 06/15/2018	1,000	997	Telefonica Emisiones SAU
1.13%, 09/15/2017	1,200	1,207	5.13%, 04/27/2020	100	111
1.38%, 06/15/2020	330	326	7.05%, 06/20/2036	530	686
1.63%, 03/16/2020	300	301	Verizon Communications Inc
1.88%, 02/10/2025	250	242	1.10%, 11/01/2017	500	497
2.13%, 07/15/2016	1,000	1,018	1.35%, 06/09/2017	750	750
2.50%, 04/15/2021	150	156	2.55%, 06/17/2019	750	765
2.88%, 09/15/2020	1,100	1,168	2.63%, 02/21/2020	350	353
4.88%, 01/17/2017	1,100	1,175	3.50%, 11/01/2024	1,000	1,002
FMS Wertmanagement AoeR			4.15%, 03/15/2024	100	106
1.75%, 03/17/2020	200	201	4.67%, 03/15/2055(d)	380	342
Inter-American Development Bank			4.86%, 08/21/2046	750	724
0.88%, 11/15/2016	100	100	5.01%, 08/21/2054	607	577
1.75%, 10/15/2019	1,000	1,014	5.05%, 03/15/2034	50	52
2.38%, 08/15/2017	750	776	6.25%, 04/01/2037	30	35
3.88%, 09/17/2019	600	660	6.40%, 02/15/2038	750	897
4.38%, 01/24/2044	50	61	6.55%, 09/15/2043	100	121
International Bank for Reconstruction &			7.75%, 12/01/2030	750	1,015
Development			Vodafone Group PLC
0.63%, 05/02/2017	230	229	1.63%, 03/20/2017	500	501
0.75%, 12/15/2016	1,000	1,001	4.63%, 07/15/2018	250	269
0.88%, 04/17/2017	150	151	6.15%, 02/27/2037	240	272
1.13%, 07/18/2017	530	535			$18,076
7.63%, 01/19/2023	933	1,297
International Finance Corp			Toys, Games & Hobbies - 0.00%
1.00%, 04/24/2017	750	753	Mattel Inc
1.13%, 11/23/2016	560	563	2.35%, 05/06/2019	30	30
1.75%, 09/16/2019	550	555

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

Transportation - 0.53%			Connecticut - 0.00%
Burlington Northern Santa Fe LLC			State of Connecticut
4.10%, 06/01/2021	$400	$435	5.85%, 03/15/2032	$30	$37
4.15%, 04/01/2045	200	191
4.40%, 03/15/2042	30	30
4.55%, 09/01/2044	400	407	Florida - 0.00%
			State Board of Administration Finance Corp
5.40%, 06/01/2041	400	460	2.11%, 07/01/2018	30	30
7.95%, 08/15/2030	30	44
Canadian National Railway Co
2.25%, 11/15/2022	30	29	Georgia - 0.06%
2.85%, 12/15/2021	500	513	Municipal Electric Authority of Georgia
5.55%, 03/01/2019	39	44	6.64%, 04/01/2057	540	680
Canadian Pacific Railway Co			State of Georgia
4.45%, 03/15/2023	30	33	4.50%, 11/01/2025	30	33
CSX Corp					$713
3.40%, 08/01/2024	100	102
4.75%, 05/30/2042	430	457	Illinois - 0.09%
FedEx Corp			Chicago Transit Authority
3.20%, 02/01/2025	1,000	992	6.20%, 12/01/2040	30	33
3.88%, 08/01/2042	30	27	City of Chicago IL
4.00%, 01/15/2024	500	530	6.31%, 01/01/2044	30	27
Norfolk Southern Corp			State of Illinois
3.25%, 12/01/2021	40	41	4.95%, 06/01/2023	85	88
3.85%, 01/15/2024	200	211	5.10%, 06/01/2033	700	665
4.80%, 08/15/2043	300	324	5.37%, 03/01/2017	350	367
4.84%, 10/01/2041	30	33			$1,180
Ryder System Inc			New Jersey - 0.04%
2.35%, 02/26/2019	40	40	New Jersey Economic Development
Union Pacific Corp			Authority (credit support from AGM)
4.16%, 07/15/2022	500	551	0.00%, 02/15/2023(c),(f)	50	37
4.75%, 09/15/2041	280	308	New Jersey Transportation Trust Fund
United Parcel Service Inc			Authority
1.13%, 10/01/2017	500	502	1.76%, 12/15/2018	400	394
3.13%, 01/15/2021	30	32	6.56%, 12/15/2040	146	157
4.88%, 11/15/2040	30	34			$588
5.13%, 04/01/2019	325	366
		$6,736	New York - 0.17%
			City of New York NY
Trucking & Leasing - 0.00%			6.27%, 12/01/2037	500	651
GATX Corp			Metropolitan Transportation Authority
4.75%, 06/15/2022	50	54	6.55%, 11/15/2031	30	39
			New York City Water & Sewer System
Water- 0.00%			5.72%, 06/15/2042	280	357
American Water Capital Corp			New York State Dormitory Authority
6.59%, 10/15/2037	13	18	5.39%, 03/15/2040	500	606
			Port Authority of New York & New Jersey
TOTAL BONDS		$446,761	4.46%, 10/01/2062	500	516
	Principal				$2,169
MUNICIPAL BONDS - 0.83%	Amount (000's) Value (000's)		Ohio- 0.03%
California - 0.38%			American Municipal Power Inc
Bay Area Toll Authority			7.50%, 02/15/2050	30	42
6.26%, 04/01/2049	$325	$443	7.83%, 02/15/2041	250	361
6.91%, 10/01/2050	500	705	Ohio State University/The
East Bay Municipal Utility District Water			4.91%, 06/01/2040	30	35
System Revenue					$438
5.87%, 06/01/2040	20	25	Texas- 0.06%
Los Angeles Department of Water			Dallas Area Rapid Transit
6.01%, 07/01/2039	30	37	5.02%, 12/01/2048	30	35
Los Angeles Unified School District/CA			State of Texas
5.76%, 07/01/2029	530	647	5.52%, 04/01/2039	500	638
Regents of the University of California			University of Texas System/The
Medical Center Pooled Revenue			5.13%, 05/15/2042	80	96
6.55%, 05/15/2048	20	26			$769
State of California
6.65%, 03/01/2022	350	431	Washington - 0.00%
7.30%, 10/01/2039	750	1,083	State of Washington
7.70%, 11/01/2030	250	311	5.09%, 08/01/2033	30	34
University of California
3.93%, 05/15/2045	200	195	TOTAL MUNICIPAL BONDS		$10,522
5.77%, 05/15/2043	530	661
		$4,564

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - 63.27%	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) -			Federal Home Loan Mortgage Corporation (FHLMC)
7.77%			(continued)
2.00%, 03/01/2028	$94	$94	4.00%, 12/01/2024	$494	$525
2.00%, 08/01/2028	569	567	4.00%, 08/01/2025	43	46
2.00%, 01/01/2030	110	110	4.00%, 10/01/2025	34	36
2.43%, 10/01/2043(a)	41	42	4.00%, 03/01/2026	10	10
2.50%, 08/01/2027	154	158	4.00%, 12/01/2030	67	72
2.50%, 08/01/2028	363	373	4.00%, 11/01/2033	415	447
2.50%, 07/01/2029(g)	200	204	4.00%, 07/01/2034	274	295
2.50%, 09/01/2029	912	933	4.00%, 07/01/2039	111	119
2.50%, 12/01/2029	1,147	1,174	4.00%, 12/01/2040	136	145
2.50%, 01/01/2030	1,161	1,187	4.00%, 12/01/2040	113	121
2.50%, 06/01/2030(g)	2,750	2,809	4.00%, 10/01/2041	155	166
2.50%, 01/01/2043	200	195	4.00%, 12/01/2041	98	105
2.50%, 07/01/2043	98	96	4.00%, 01/01/2042	25	27
2.58%, 10/01/2044(a)	776	804	4.00%, 02/01/2044	503	540
2.96%, 11/01/2044(a)	617	641	4.00%, 05/01/2044	410	437
3.00%, 09/01/2021	12	13	4.00%, 06/01/2044(g)	6,225	6,640
3.00%, 10/01/2021	736	770	4.00%, 07/01/2044	1,113	1,187
3.00%, 05/01/2027	79	83	4.00%, 09/01/2044	390	416
3.00%, 06/01/2027	229	240	4.00%, 11/01/2044	875	936
3.00%, 04/01/2029	788	825	4.00%, 12/01/2044	3,835	4,096
3.00%, 07/01/2029(g)	200	208	4.00%, 12/01/2044	960	1,025
3.00%, 07/01/2029	148	155	4.00%, 01/01/2045	1,171	1,251
3.00%, 09/01/2029	729	762	4.50%, 09/01/2018	156	163
3.00%, 10/01/2029	232	243	4.50%, 01/01/2019	509	532
3.00%, 11/01/2029	273	286	4.50%, 05/01/2019	453	473
3.00%, 11/01/2029	442	462	4.50%, 12/01/2019	240	250
3.00%, 01/01/2030	388	406	4.50%, 01/01/2024	23	25
3.00%, 06/01/2030(g)	1,200	1,254	4.50%, 08/01/2025	59	63
3.00%, 04/01/2033	114	118	4.50%, 10/01/2030	355	388
3.00%, 09/01/2034	643	662	4.50%, 05/01/2031	36	39
3.00%, 10/01/2034	450	463	4.50%, 02/01/2039	41	44
3.00%, 09/01/2042	2,502	2,539	4.50%, 04/01/2039	51	56
3.00%, 01/01/2043	185	188	4.50%, 09/01/2039	57	62
3.00%, 01/01/2043	182	184	4.50%, 10/01/2039	49	54
3.00%, 07/01/2043	214	217	4.50%, 11/01/2039	72	78
3.00%, 09/01/2043	281	284	4.50%, 02/01/2040	56	62
3.00%, 10/01/2043	209	212	4.50%, 02/01/2040	19	21
3.00%, 07/01/2044(g)	700	706	4.50%, 02/01/2040	48	52
3.00%, 12/01/2044	885	897	4.50%, 05/01/2040	30	33
3.00%, 01/01/2045	44	44	4.50%, 07/01/2040	46	51
3.00%, 01/01/2045	245	249	4.50%, 08/01/2040	44	47
3.00%, 04/01/2045	300	304	4.50%, 08/01/2040	36	40
3.00%, 04/01/2045	675	684	4.50%, 08/01/2040	62	68
3.00%, 06/01/2045(g)	7,375	7,463	4.50%, 09/01/2040	54	59
3.50%, 01/01/2021	400	424	4.50%, 02/01/2041	631	686
3.50%, 03/01/2021	798	846	4.50%, 03/01/2041	921	1,005
3.50%, 10/01/2025	65	69	4.50%, 05/01/2041	46	50
3.50%, 11/01/2025	10	11	4.50%, 06/01/2041	33	36
3.50%, 11/01/2025	22	23	4.50%, 07/01/2041(g)	100	108
3.50%, 02/01/2026	69	73	4.50%, 08/01/2041	20	22
3.50%, 06/01/2026	32	34	4.50%, 08/01/2041	84	91
3.50%, 06/01/2029	743	788	4.50%, 05/01/2042	10	11
3.50%, 09/01/2029	31	33	4.50%, 11/01/2043	778	845
3.50%, 04/01/2032	122	129	4.50%, 02/01/2044	402	437
3.50%, 05/01/2034	691	726	4.50%, 03/01/2044	1,509	1,638
3.50%, 11/01/2041	73	76	4.50%, 06/01/2044(g)	2,900	3,150
3.50%, 01/01/2042	64	67	4.50%, 09/01/2044	900	978
3.50%, 04/01/2042	72	75	5.00%, 04/01/2021	40	43
3.50%, 06/01/2042	74	77	5.00%, 04/01/2023	656	726
3.50%, 06/01/2042	358	375	5.00%, 05/01/2023	725	803
3.50%, 07/01/2042	3,686	3,853	5.00%, 09/01/2023	703	778
3.50%, 08/01/2042	60	63	5.00%, 01/01/2026	22	25
3.50%, 10/01/2042	1,945	2,033	5.00%, 03/01/2026	13	14
3.50%, 01/01/2044	1,018	1,063	5.00%, 07/01/2026	4	4
3.50%, 06/01/2044(g)	9,075	9,467	5.00%, 03/01/2030	10	11
3.50%, 07/01/2044(g)	775	806	5.00%, 09/01/2033	491	544
3.50%, 08/01/2044	44	46	5.00%, 09/01/2033	20	23
3.50%, 01/01/2045	1,169	1,220	5.00%, 08/01/2035	23	26
4.00%, 06/01/2018	314	331	5.00%, 08/01/2036	37	41
4.00%, 04/01/2019	2	2	5.00%, 11/01/2036	37	41
4.00%, 07/01/2020	425	448	5.00%, 12/01/2038	159	176
4.00%, 07/01/2024	34	36	5.00%, 01/01/2039	37	41

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)
(continued)			Federal National Mortgage Association (FNMA) (continued)
			3.00%, 03/01/2027	$206	$216
5.00%, 01/01/2039	$38	$42	3.00%, 07/01/2027	117	123
5.00%, 08/01/2039	9	10
5.00%, 09/01/2039	33	37	3.00%, 10/01/2027	294	307
			3.00%, 01/01/2029	255	267
5.00%, 11/01/2039	872	974	3.00%, 02/01/2029	198	207
5.00%, 01/01/2040	66	74
5.00%, 08/01/2040	65	72	3.00%, 04/01/2029	1,104	1,154
5.00%, 09/01/2040	20	22	3.00%, 11/01/2029	96	100
5.00%, 07/01/2041(g)	200	222	3.00%, 11/01/2029	189	197
5.00%, 09/01/2041	49	54	3.00%, 12/01/2029	482	504
			3.00%, 12/01/2029	229	239
5.00%, 12/01/2041	409	457	3.00%, 01/01/2030	1,146	1,198
5.00%, 06/01/2044 (g)	2,100	2,330	3.00%, 06/01/2030(g)	3,675	3,840
5.50%, 01/01/2018	19	20	3.00%, 01/01/2033	116	120
5.50%, 06/01/2034	255	287	3.00%, 04/01/2033	112	116
5.50%, 07/01/2036	68	76
5.50%, 01/01/2037	110	124	3.00%, 09/01/2034	945	975
			3.00%, 11/01/2034	742	765
5.50%, 09/01/2037	31	35	3.00%, 12/01/2034	358	370
5.50%, 11/01/2037	38	43
5.50%, 04/01/2038	15	17	3.00%, 04/01/2042	291	296
			3.00%, 11/01/2042	1,034	1,052
5.50%, 07/01/2038	19	21	3.00%, 04/01/2043	1,084	1,101
5.50%, 07/01/2038	300	338
5.50%, 07/01/2038	446	503	3.00%, 04/01/2043	295	299
			3.00%, 05/01/2043	281	286
5.50%, 07/01/2038	298	339	3.00%, 06/01/2043	304	309
5.50%, 09/01/2038	35	40
5.50%, 12/01/2038	727	819	3.00%, 07/01/2043	137	139
			3.00%, 07/01/2043	265	269
5.50%, 12/01/2038	2	2	3.00%, 08/01/2043	92	93
5.50%, 10/01/2039	786	885	3.00%, 08/01/2043	178	180
5.50%, 11/01/2039	302	341	3.00%, 07/01/2044(g)	700	707
5.50%, 01/01/2040	31	36	3.00%, 01/01/2045	993	1,007
5.50%, 03/01/2040	20	23	3.00%, 01/01/2045	4,102	4,163
5.50%, 06/01/2040	45	52	3.00%, 06/01/2045(g)	14,850	15,057
5.50%, 06/01/2044(g)	500	564
			3.03%, 12/01/2041(a)	45	47
6.00%, 04/01/2023	3	4	3.16%, 12/01/2040(a)	42	45
6.00%, 12/01/2037	41	47	3.49%, 02/01/2041(a)	12	13
6.00%, 04/01/2038	1,225	1,395
6.00%, 05/01/2038	95	108	3.50%, 09/01/2018	6	6
			3.50%, 04/01/2020	34	36
6.00%, 07/01/2038	58	66	3.50%, 02/01/2021	40	42
6.00%, 10/01/2038	4	4
6.00%, 11/01/2038	357	412	3.50%, 03/01/2022	26	27
			3.50%, 10/01/2025	64	68
6.00%, 01/01/2039	132	151	3.50%, 11/01/2025	76	80
6.50%, 06/01/2017	10	10
6.50%, 09/01/2039	68	79	3.50%, 12/01/2025	371	394
			3.50%, 01/01/2026	230	244
		$98,292	3.50%, 01/01/2026	52	56
Federal National Mortgage Association (FNMA) - 12.87%			3.50%, 08/01/2026	64	68
2.00%, 11/01/2028	95	95	3.50%, 09/01/2026	616	655
2.00%, 09/01/2029	832	833	3.50%, 10/01/2026	826	878
2.00%, 01/01/2030	98	98	3.50%, 10/01/2026	894	951
2.00%, 01/01/2030	48	48	3.50%, 06/01/2027	700	744
2.00%, 06/01/2030(g)	300	299	3.50%, 03/01/2029	498	528
2.50%, 01/01/2028	337	346	3.50%, 11/01/2029	21	23
2.50%, 07/01/2028	819	841	3.50%, 04/01/2032	62	65
2.50%, 07/01/2028	332	340	3.50%, 07/01/2032	50	53
2.50%, 08/01/2028	30	30	3.50%, 09/01/2032	57	60
2.50%, 11/01/2028	1,113	1,143	3.50%, 10/01/2033	30	32
2.50%, 09/01/2029	708	725	3.50%, 05/01/2034	209	220
2.50%, 11/01/2029	88	90	3.50%, 06/01/2034	136	143
2.50%, 12/01/2029	951	973	3.50%, 07/01/2034	923	971
2.50%, 03/01/2030	68	69	3.50%, 09/01/2034	671	706
2.50%, 03/01/2030	719	736	3.50%, 10/01/2034	222	234
2.50%, 06/01/2030(g)	4,150	4,242	3.50%, 03/01/2041	93	98
2.50%, 07/01/2030(g)	200	204	3.50%, 10/01/2041	66	69
2.50%, 07/01/2033	34	34	3.50%, 12/01/2041	87	92
2.50%, 12/01/2042	95	93	3.50%, 02/01/2042	888	929
2.50%, 01/01/2043	191	187	3.50%, 03/01/2042	201	210
2.50%, 02/01/2043	71	69	3.50%, 04/01/2042	241	253
2.50%, 05/01/2043	293	287	3.50%, 05/01/2042	170	178
2.50%, 07/01/2043	198	194	3.50%, 06/01/2042	1,175	1,230
2.69%, 02/01/2044(a)	470	485	3.50%, 07/01/2042	216	226
3.00%, 11/01/2025	187	195	3.50%, 08/01/2042	143	149
3.00%, 01/01/2026	188	197	3.50%, 09/01/2042	134	140
3.00%, 11/01/2026	140	147	3.50%, 10/01/2042	195	204
3.00%, 02/01/2027	94	99	3.50%, 06/01/2043	277	290

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.50%, 09/01/2043	$2,666	$2,789	4.50%, 06/01/2039	$6	$7
3.50%, 11/01/2043	673	704	4.50%, 06/01/2039	62	67
3.50%, 01/01/2044	420	440	4.50%, 08/01/2039	68	75
3.50%, 02/01/2044	40	42	4.50%, 10/01/2039	48	52
3.50%, 06/01/2044(g)	18,750	19,598	4.50%, 12/01/2039	96	106
3.50%, 12/01/2044	1,160	1,213	4.50%, 02/01/2040	91	100
3.50%, 12/01/2044	1,143	1,195	4.50%, 05/01/2040	73	80
3.50%, 02/01/2045	1,182	1,237	4.50%, 10/01/2040	102	111
3.50%, 07/01/2045(g)	650	677	4.50%, 02/01/2041	88	96
4.00%, 07/01/2019	546	575	4.50%, 03/01/2041	81	89
4.00%, 04/01/2020	414	436	4.50%, 04/01/2041	167	183
4.00%, 05/01/2020	343	362	4.50%, 07/01/2041	70	76
4.00%, 12/01/2020	118	124	4.50%, 08/01/2041	797	867
4.00%, 03/01/2022	71	75	4.50%, 09/01/2041	92	100
4.00%, 03/01/2022	369	389	4.50%, 11/01/2041	67	73
4.00%, 09/01/2025	57	61	4.50%, 11/01/2041	79	87
4.00%, 03/01/2026	78	83	4.50%, 11/01/2043	497	540
4.00%, 09/01/2026	63	67	4.50%, 01/01/2044	808	877
4.00%, 04/01/2029	29	31	4.50%, 03/01/2044	659	717
4.00%, 12/01/2030	35	38	4.50%, 06/01/2044(g)	9,700	10,546
4.00%, 11/01/2031	43	47	4.50%, 07/01/2044	375	407
4.00%, 11/01/2033	706	761	5.00%, 04/01/2018	2	2
4.00%, 10/01/2034	460	496	5.00%, 06/01/2018	11	12
4.00%, 03/01/2039	46	49	5.00%, 12/01/2020	86	90
4.00%, 08/01/2039	152	163	5.00%, 05/01/2023	13	14
4.00%, 10/01/2040	103	110	5.00%, 10/01/2024	500	556
4.00%, 12/01/2040	67	72	5.00%, 09/01/2025	410	432
4.00%, 12/01/2040	72	77	5.00%, 08/01/2030	800	893
4.00%, 01/01/2041	35	38	5.00%, 03/01/2034	30	33
4.00%, 01/01/2041	242	259	5.00%, 04/01/2035	32	35
4.00%, 02/01/2041	179	192	5.00%, 06/01/2035	79	88
4.00%, 02/01/2041	226	242	5.00%, 07/01/2035	86	96
4.00%, 02/01/2041	94	101	5.00%, 02/01/2037	11	12
4.00%, 03/01/2041	115	123	5.00%, 04/01/2037	3	3
4.00%, 09/01/2041	98	105	5.00%, 07/01/2037	63	70
4.00%, 12/01/2041	309	331	5.00%, 04/01/2038	1	2
4.00%, 12/01/2041	157	168	5.00%, 02/01/2039	72	80
4.00%, 05/01/2042	83	89	5.00%, 07/01/2039	662	736
4.00%, 06/01/2042	342	366	5.00%, 12/01/2039	45	51
4.00%, 06/01/2042	729	781	5.00%, 01/01/2040	54	61
4.00%, 05/01/2044	414	442	5.00%, 05/01/2040	81	90
4.00%, 06/01/2044(g)	18,050	19,275	5.00%, 06/01/2040	16	18
4.00%, 08/01/2044	62	66	5.00%, 06/01/2040	78	86
4.00%, 08/01/2044	1,164	1,242	5.00%, 06/01/2040	12	14
4.00%, 09/01/2044	490	523	5.00%, 04/01/2041	1,364	1,517
4.00%, 10/01/2044	274	292	5.00%, 05/01/2041	90	100
4.00%, 10/01/2044	295	315	5.00%, 08/01/2041	668	743
4.00%, 11/01/2044	663	708	5.00%, 03/01/2044	1,023	1,137
4.00%, 11/01/2044	95	102	5.00%, 05/01/2044	400	444
4.00%, 11/01/2044	381	407	5.00%, 06/01/2044(g)	3,800	4,227
4.00%, 11/01/2044	283	302	5.50%, 01/01/2025	16	17
4.00%, 12/01/2044	724	774	5.50%, 12/01/2027	208	235
4.00%, 12/01/2044	1,388	1,483	5.50%, 06/01/2034	8	9
4.00%, 01/01/2045	1,173	1,254	5.50%, 04/01/2035	5	5
4.00%, 01/01/2045	25	27	5.50%, 09/01/2035	10	12
4.00%, 03/01/2045	297	318	5.50%, 10/01/2035	16	18
4.50%, 02/01/2018	40	42	5.50%, 04/01/2036	9	10
4.50%, 03/01/2018	350	366	5.50%, 04/01/2036	59	67
4.50%, 05/01/2018	251	262	5.50%, 09/01/2036	88	100
4.50%, 05/01/2018	155	162	5.50%, 12/01/2036	91	103
4.50%, 11/01/2018	308	321	5.50%, 02/01/2037	7	8
4.50%, 04/01/2019	4	4	5.50%, 05/01/2037	63	71
4.50%, 11/01/2019	17	17	5.50%, 06/01/2037	12	14
4.50%, 02/01/2021	273	285	5.50%, 07/01/2037	12	14
4.50%, 05/01/2025	63	68	5.50%, 08/01/2037	8	9
4.50%, 07/01/2029	16	17	5.50%, 05/01/2038	429	485
4.50%, 08/01/2030	37	41	5.50%, 06/01/2038	8	9
4.50%, 01/01/2034	81	88	5.50%, 06/01/2038	650	735
4.50%, 02/01/2039	61	67	5.50%, 06/01/2038	12	13
4.50%, 04/01/2039	464	504	5.50%, 08/01/2038	1	2
4.50%, 04/01/2039	47	51	5.50%, 09/01/2038	43	49
4.50%, 04/01/2039	104	115	5.50%, 09/01/2038	8	9

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Government National Mortgage Association (GNMA)
Federal National Mortgage Association (FNMA) (continued)			(continued)
5.50%, 10/01/2038	$11	$13
5.50%, 11/01/2038	645	730	3.00%, 06/01/2045	$8,800	$9,018
			3.50%, 12/20/2026	368	391
5.50%, 12/01/2038	58	66	3.50%, 03/20/2027	26	27
5.50%, 12/01/2038	91	103	3.50%, 03/20/2041(a)	50	53
5.50%, 04/01/2039	93	105	3.50%, 02/15/2042	124	130
5.50%, 06/01/2039	3	4	3.50%, 02/20/2042	256	269
5.50%, 12/01/2039	52	59
5.50%, 03/01/2040	893	1,015	3.50%, 05/15/2042	195	205
			3.50%, 05/20/2042	514	541
5.50%, 07/01/2040	32	36	3.50%, 06/20/2042	520	548
5.50%, 07/01/2041	809	914
5.50%, 06/01/2044(g)	1,800	2,038	3.50%, 07/15/2042	82	86
			3.50%, 08/15/2042	22	23
6.00%, 06/01/2017	42	43	3.50%, 08/20/2042	121	127
6.00%, 09/01/2024	534	609
6.00%, 04/01/2026	357	408	3.50%, 11/20/2042	912	959
			3.50%, 12/20/2042	899	946
6.00%, 07/01/2035	140	161	3.50%, 02/20/2043	903	950
6.00%, 10/01/2036	523	599
6.00%, 02/01/2037	380	434	3.50%, 04/15/2043	736	773
			3.50%, 05/20/2043	716	754
6.00%, 07/01/2037	6	6	3.50%, 10/20/2043	812	855
6.00%, 09/01/2037	398	454
6.00%, 11/01/2037	6	7	3.50%, 04/20/2044	1,053	1,108
			3.50%, 07/01/2044	1,000	1,047
6.00%, 11/01/2037	2	3	3.50%, 08/20/2044(a)	400	420
6.00%, 02/01/2038	2	2
6.00%, 04/01/2038	178	204	3.50%, 10/20/2044	1,093	1,150
			3.50%, 11/20/2044	1,075	1,131
6.00%, 05/01/2038	8	9	3.50%, 12/15/2044	994	1,043
6.00%, 05/01/2038	8	9
6.00%, 08/01/2038	196	223	3.50%, 12/20/2044	1,149	1,209
			3.50%, 01/20/2045	1,160	1,221
6.00%, 09/01/2038	2	2	3.50%, 02/15/2045	521	547
6.00%, 10/01/2039	202	230
6.00%, 04/01/2040	140	160	3.50%, 06/01/2045	12,075	12,684
			4.00%, 05/15/2026	49	52
6.00%, 10/01/2040	187	214	4.00%, 07/20/2026	108	115
6.50%, 06/01/2016	1	1
6.50%, 12/01/2016	29	30	4.00%, 09/15/2040	51	55
6.50%, 05/01/2018	1	1	4.00%, 09/15/2040	8	9
6.50%, 07/01/2020	5	5	4.00%, 01/15/2041	50	54
			4.00%, 01/15/2041	60	65
6.50%, 06/01/2024	3	3	4.00%, 01/20/2041	159	171
6.50%, 12/01/2031	4	5
6.50%, 03/01/2032	7	8	4.00%, 07/15/2041	115	123
			4.00%, 07/20/2041	39	42
6.50%, 10/01/2039	92	106	4.00%, 09/20/2041	36	39
		$162,769	4.00%, 10/15/2041	45	48
Government National Mortgage Association (GNMA) -			4.00%, 11/20/2041	70	75
7.59%			4.00%, 12/20/2041	50	53
2.00%, 06/20/2043(a)	29	30
			4.00%, 01/20/2042	43	46
2.50%, 06/20/2027	405	417	4.00%, 02/20/2042	55	59
2.50%, 09/20/2027	42	44	4.00%, 06/20/2043	18	19
2.50%, 04/20/2028	84	86	4.00%, 11/20/2043	1,046	1,114
2.50%, 04/15/2043	297	294	4.00%, 02/20/2044	397	422
2.50%, 07/20/2043	325	321	4.00%, 03/15/2044	666	715
2.50%, 01/20/2044(a)	563	579
			4.00%, 03/15/2044	81	87
3.00%, 02/15/2027	296	312	4.00%, 03/20/2044	99	105
3.00%, 04/15/2027	42	44	4.00%, 04/20/2044	217	231
3.00%, 09/20/2027	80	84	4.00%, 05/15/2044	567	610
3.00%, 08/20/2029	335	353	4.00%, 05/15/2044	787	845
3.00%, 09/20/2029	369	389	4.00%, 05/20/2044	472	502
3.00%, 02/20/2041(a)	48	50
3.00%, 11/20/2041(a)	93	96	4.00%, 07/15/2044	261	280
			4.00%, 07/20/2044	135	144
3.00%, 04/15/2042	574	590	4.00%, 08/20/2044	1,029	1,096
3.00%, 09/20/2042	211	217	4.00%, 09/20/2044	123	131
3.00%, 12/20/2042	364	375	4.00%, 10/20/2044	1,849	1,971
3.00%, 03/20/2043	216	222	4.00%, 11/20/2044	767	818
3.00%, 03/20/2043	1,144	1,176	4.00%, 06/01/2045	8,700	9,263
3.00%, 03/20/2043	263	270	4.00%, 06/01/2045(g)	800	858
3.00%, 05/15/2043	94	97	4.50%, 06/15/2034	6	7
3.00%, 05/15/2043	193	198	4.50%, 03/15/2039	640	702
3.00%, 05/15/2043	135	138	4.50%, 03/20/2039	127	139
3.00%, 06/15/2043	190	195	4.50%, 06/15/2039	89	97
3.00%, 07/01/2044	450	460	4.50%, 11/15/2039	22	24
3.00%, 07/15/2044	217	223	4.50%, 12/15/2039	150	166
3.00%, 12/20/2044	2,341	2,403	4.50%, 06/15/2040	108	119
3.00%, 01/15/2045	233	239	4.50%, 08/15/2040	113	124
3.00%, 01/15/2045	562	576	4.50%, 02/20/2041	84	92
3.00%, 05/20/2045	900	924	4.50%, 02/20/2041	91	101
3.00%, 06/01/2045(g)	500	512
			4.50%, 03/20/2041	81	90

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)
(continued)			U.S. Treasury (continued)
			0.50%, 07/31/2017	$3,000	$2,989
4.50%, 05/15/2041	$51	$56	0.63%, 07/15/2016	4,590	4,604
4.50%, 06/20/2041	57	63
4.50%, 07/20/2041	112	123	0.63%, 08/15/2016	3,500	3,510
			0.63%, 10/15/2016	2,040	2,045
4.50%, 08/20/2041	57	63	0.63%, 11/15/2016	2,040	2,045
4.50%, 09/20/2041	52	57
4.50%, 09/20/2043	39	42	0.63%, 12/15/2016	2,000	2,004
			0.63%, 12/31/2016	1,335	1,338
4.50%, 10/20/2043	496	537	0.63%, 02/15/2017	1,990	1,993
4.50%, 11/20/2043	792	858
4.50%, 02/20/2044	716	776	0.63%, 05/31/2017	4,100	4,102
4.50%, 05/20/2044	1,820	1,972	0.63%, 08/31/2017	2,700	2,695
4.50%, 07/01/2044 (g)	3,600	3,941	0.63%, 09/30/2017	3,090	3,082
4.50%, 07/20/2044	500	542	0.63%, 11/30/2017	2,000	1,992
			0.63%, 04/30/2018	3,213	3,186
4.50%, 08/20/2044	166	180	0.75%, 01/15/2017	1,990	1,998
4.50%, 06/01/2045	3,000	3,249
5.00%, 05/15/2033	433	487	0.75%, 06/30/2017	3,555	3,563
			0.75%, 10/31/2017	3,190	3,189
5.00%, 08/15/2033	98	110	0.75%, 12/31/2017	4,200	4,193
5.00%, 12/15/2036	8	9
5.00%, 04/20/2038	49	54	0.75%, 02/28/2018	3,062	3,051
			0.75%, 03/31/2018	3,044	3,031
5.00%, 07/20/2038	448	493	0.75%, 04/15/2018	1,675	1,668
5.00%, 10/15/2038	750	838
5.00%, 02/15/2039	712	798	0.88%, 11/30/2016	2,378	2,392
			0.88%, 12/31/2016	1,550	1,560
5.00%, 03/15/2039	3	3	0.88%, 01/31/2017	1,435	1,443
5.00%, 04/20/2039	315	353
5.00%, 06/20/2039	67	75	0.88%, 02/28/2017	2,113	2,126
			0.88%, 04/30/2017	1,700	1,710
5.00%, 09/15/2039	144	164	0.88%, 05/15/2017	930	935
5.00%, 02/15/2040	9	11
5.00%, 05/20/2040	53	60	0.88%, 06/15/2017	1,520	1,528
			0.88%, 07/15/2017	3,000	3,014
5.00%, 06/20/2040	69	77	0.88%, 08/15/2017	2,000	2,008
5.00%, 12/15/2040	385	431
5.00%, 05/20/2041	89	99	0.88%, 10/15/2017	1,655	1,660
			0.88%, 11/15/2017	1,265	1,268
5.00%, 10/15/2041	281	313	0.88%, 01/15/2018	2,805	2,808
5.00%, 05/20/2044	1,410	1,560	0.88%, 01/31/2018	1,249	1,250
5.00%, 06/20/2044	861	952	0.88%, 07/31/2019	1,520	1,493
5.00%, 07/20/2044	371	407
5.00%, 08/20/2044	156	173	1.00%, 08/31/2016	3,005	3,028
			1.00%, 09/30/2016	955	962
5.50%, 05/20/2032	2	3	1.00%, 10/31/2016	1,635	1,647
5.50%, 07/15/2034	28	32
5.50%, 02/15/2035	72	83	1.00%, 03/31/2017	2,225	2,243
			1.00%, 09/15/2017	4,000	4,026
5.50%, 03/15/2038	299	338	1.00%, 12/15/2017	2,300	2,312
5.50%, 06/15/2038	199	226
5.50%, 10/20/2038	69	79	1.00%, 02/15/2018	1,595	1,601
			1.00%, 03/15/2018	1,640	1,645
5.50%, 01/15/2039	43	49	1.00%, 05/15/2018	1,675	1,678
5.50%, 02/15/2039	376	426
5.50%, 06/15/2040	794	900	1.00%, 05/31/2018	3,203	3,207
			1.00%, 08/31/2019	1,545	1,524
5.50%, 07/20/2040	40	46	1.00%, 09/30/2019	1,173	1,156
5.50%, 04/20/2044	59	67
5.50%, 07/20/2044	536	611	1.00%, 11/30/2019	1,450	1,425
			1.13%, 12/31/2019	1,180	1,165
5.50%, 08/20/2044	254	288	1.13%, 03/31/2020	1,600	1,575
5.50%, 09/20/2044	728	823
6.00%, 07/20/2028	1	1	1.13%, 04/30/2020	2,495	2,455
			1.25%, 10/31/2018	2,990	3,005
6.00%, 07/15/2032	4	5	1.25%, 11/30/2018	2,430	2,441
6.00%, 12/15/2032	5	5
6.00%, 11/20/2037	55	63	1.25%, 01/31/2019	2,569	2,577
			1.25%, 10/31/2019	1,296	1,290
6.00%, 01/15/2039	47	54	1.25%, 01/31/2020	1,750	1,736
6.50%, 05/15/2023	1	1
6.50%, 05/20/2032	19	23	1.25%, 02/29/2020	1,750	1,735
			1.38%, 06/30/2018	3,000	3,036
7.00%, 01/15/2028	1	1	1.38%, 07/31/2018	3,635	3,676
7.00%, 03/15/2029	7	8
7.00%, 07/15/2031	5	5	1.38%, 09/30/2018	4,091	4,132
			1.38%, 11/30/2018	299	302
8.00%, 08/20/2029	1	1	1.38%, 12/31/2018	1,705	1,719
		$96,071	1.38%, 02/28/2019	1,341	1,350
U.S. Treasury - 35.04%			1.38%, 02/29/2020	2,900	2,892
0.38%, 10/31/2016	1,990	1,988	1.38%, 03/31/2020	2,010	2,003
0.50%, 07/31/2016	2,290	2,294	1.38%, 04/30/2020	2,005	1,996
0.50%, 08/31/2016	1,800	1,802	1.38%, 05/31/2020	2,516	2,503
0.50%, 09/30/2016	1,575	1,577	1.50%, 06/30/2016	1,550	1,569
0.50%, 11/30/2016	1,905	1,906	1.50%, 07/31/2016	3,500	3,546
0.50%, 01/31/2017	2,115	2,114	1.50%, 08/31/2018	3,333	3,382
0.50%, 02/28/2017	975	975	1.50%, 12/31/2018	3,100	3,139
0.50%, 03/31/2017	2,525	2,522	1.50%, 01/31/2019	1,190	1,204
0.50%, 04/30/2017	1,800	1,797	1.50%, 02/28/2019	2,200	2,225

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

U.S. Treasury (continued)			U.S. Treasury (continued)
1.50%, 03/31/2019	$750	$758	3.00%, 09/30/2016	$2,523	$2,609
1.50%, 05/31/2019	3,500	3,532	3.00%, 02/28/2017	2,040	2,127
1.50%, 10/31/2019	3,165	3,183	3.00%, 05/15/2042	400	411
1.50%, 11/30/2019	2,110	2,121	3.00%, 11/15/2044	2,850	2,929
1.50%, 05/31/2020(e)	3,050	3,053	3.00%, 05/15/2045	775	794
1.50%, 01/31/2022	1,935	1,895	3.13%, 10/31/2016	1,805	1,873
1.63%, 03/31/2019	2,616	2,656	3.13%, 01/31/2017	795	829
1.63%, 04/30/2019	3,000	3,045	3.13%, 05/15/2019	2,500	2,680
1.63%, 06/30/2019	3,500	3,547	3.13%, 05/15/2021	3,000	3,243
1.63%, 07/31/2019	2,000	2,025	3.13%, 11/15/2041	458	483
1.63%, 08/31/2019	2,155	2,182	3.13%, 02/15/2042	420	442
1.63%, 12/31/2019	2,380	2,403	3.13%, 02/15/2043	3,170	3,327
1.63%, 08/15/2022	1,878	1,848	3.13%, 08/15/2044	3,445	3,626
1.63%, 11/15/2022	2,500	2,454	3.25%, 06/30/2016	3,000	3,094
1.75%, 10/31/2018	392	400	3.25%, 07/31/2016	3,000	3,100
1.75%, 09/30/2019	2,780	2,827	3.25%, 12/31/2016	1,260	1,315
1.75%, 10/31/2020	1,900	1,916	3.25%, 03/31/2017	1,262	1,324
1.75%, 02/28/2022	1,925	1,915	3.38%, 11/15/2019	2,115	2,298
1.75%, 03/31/2022	1,985	1,974	3.38%, 05/15/2044	3,165	3,486
1.75%, 04/30/2022	2,025	2,013	3.50%, 02/15/2018	1,500	1,606
1.75%, 05/15/2022	1,600	1,591	3.50%, 05/15/2020	1,715	1,881
1.75%, 05/15/2023	4,500	4,433	3.50%, 02/15/2039	1,060	1,189
1.88%, 08/31/2017	1,860	1,908	3.63%, 08/15/2019	720	788
1.88%, 09/30/2017	763	783	3.63%, 02/15/2020	2,348	2,585
1.88%, 10/31/2017	2,470	2,536	3.63%, 02/15/2021	3,100	3,436
1.88%, 06/30/2020	2,000	2,037	3.63%, 08/15/2043	1,970	2,267
1.88%, 11/30/2021	2,040	2,050	3.63%, 02/15/2044	2,700	3,109
1.88%, 05/31/2022(e)	3,500	3,502	3.75%, 11/15/2018	2,440	2,660
2.00%, 07/31/2020	2,255	2,309	3.75%, 08/15/2041	100	117
2.00%, 09/30/2020	1,670	1,707	3.75%, 11/15/2043	2,500	2,943
2.00%, 11/30/2020	1,595	1,628	3.88%, 05/15/2018	369	400
2.00%, 02/28/2021	845	861	3.88%, 08/15/2040	695	828
2.00%, 05/31/2021	700	712	4.00%, 08/15/2018	2,500	2,739
2.00%, 08/31/2021	2,260	2,293	4.25%, 11/15/2017	1,166	1,265
2.00%, 10/31/2021	200	203	4.25%, 05/15/2039	1,050	1,318
2.00%, 11/15/2021	3,030	3,071	4.25%, 11/15/2040	1,313	1,657
2.00%, 02/15/2022	2,000	2,024	4.38%, 02/15/2038	20	25
2.00%, 02/15/2023	3,961	3,986	4.38%, 11/15/2039	500	640
2.00%, 02/15/2025	5,505	5,459	4.38%, 05/15/2040	599	768
2.13%, 08/31/2020	2,260	2,326	4.38%, 05/15/2041	2,043	2,636
2.13%, 01/31/2021	1,180	1,211	4.50%, 05/15/2017	1,000	1,076
2.13%, 08/15/2021	3,250	3,323	4.50%, 02/15/2036	1,834	2,384
2.13%, 09/30/2021	4,340	4,434	4.50%, 05/15/2038	200	259
2.13%, 12/31/2021	1,975	2,015	4.50%, 08/15/2039	500	651
2.13%, 05/15/2025	1,800	1,805	4.63%, 11/15/2016	1,500	1,590
2.25%, 11/30/2017	3,000	3,110	4.63%, 02/15/2017	1,100	1,176
2.25%, 03/31/2021	1,360	1,404	4.63%, 02/15/2040	1,870	2,482
2.25%, 07/31/2021	2,030	2,092	4.75%, 08/15/2017	900	980
2.25%, 11/15/2024	4,930	5,000	4.75%, 02/15/2037	610	819
2.38%, 07/31/2017	1,260	1,306	4.75%, 02/15/2041	1,559	2,118
2.38%, 05/31/2018	67	70	5.00%, 05/15/2037	560	777
2.38%, 06/30/2018	125	130	5.25%, 11/15/2028	1,000	1,334
2.38%, 12/31/2020	500	520	5.38%, 02/15/2031	140	193
2.38%, 08/15/2024	2,750	2,821	5.50%, 08/15/2028	1,316	1,791
2.50%, 06/30/2017	1,625	1,687	6.13%, 11/15/2027	835	1,185
2.50%, 08/15/2023	4,000	4,165	6.25%, 08/15/2023	370	491
2.50%, 05/15/2024	1,690	1,753	6.25%, 05/15/2030	1,620	2,396
2.50%, 02/15/2045	3,330	3,087	6.38%, 08/15/2027	275	396
2.63%, 01/31/2018	1,240	1,298	6.50%, 11/15/2026	28	40
2.63%, 08/15/2020	2,400	2,530	6.63%, 02/15/2027	165	240
2.63%, 11/15/2020	4,770	5,026	6.75%, 08/15/2026	350	510
2.75%, 11/30/2016	1,634	1,690	7.50%, 11/15/2024	1,000	1,472
2.75%, 05/31/2017	340	354	7.63%, 02/15/2025	627	936
2.75%, 12/31/2017	1,100	1,154	8.13%, 05/15/2021	310	423
2.75%, 02/15/2019	3,390	3,584			$443,233
2.75%, 11/15/2023	4,250	4,503	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
2.75%, 02/15/2024	970	1,027	OBLIGATIONS		$800,365
2.75%, 08/15/2042	534	521	Total Investments		$1,419,950
2.75%, 11/15/2042	3,640	3,552	Liabilities in Excess of Other Assets, Net - (12.24)%		$(154,849)
2.88%, 03/31/2018	460	486	TOTAL NET ASSETS - 100.00%		$1,265,101
2.88%, 05/15/2043	2,935	2,936
3.00%, 08/31/2016	1,310	1,352

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2015 (unaudited)

(a)	Variable Rate. Rate shown is in effect at May 31, 2015.
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $20 or 0.00% of net assets.
(c)	Non-Income Producing Security
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,713 or 0.37% of net assets.
(e)	Security purchased on a when-issued basis.
(f)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(g)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.

Portfolio Summary (unaudited)

Sector	Percent
Government	42.26%
Mortgage Securities	30.43%
Exchange Traded Funds	12.83%
Financial	8.49%
Consumer, Non-cyclical	3.66%
Energy	3.33%
Communications	2.68%
Utilities	1.80%
Industrial	1.72%
Consumer, Cyclical	1.28%
Technology	1.23%
Basic Materials	1.18%
Asset Backed Securities	0.52%
Revenue Bonds	0.43%
General Obligation Unlimited	0.40%
Insured	0.00%
Liabilities in Excess of Other Assets, Net	(12.24)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Capital Securities Fund
May 31, 2015 (unaudited)

PREFERRED STOCKS - 9.93%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Banks- 5.73%
CoBank ACB 6.13%	6,000	$566	Banks (continued)
CoBank ACB 6.20%	4,000	407	UBS AG/Stamford CT
Fifth Third Bancorp	123,534	3,516	7.63%, 08/17/2022	$1,600	$1,906
M&T Bank Corp - Series C	1,928	1,991	Wells Fargo & Co
		$6,480	7.98%, 12/31/2049(b)	2,400	2,640
					$45,363
Electric - 0.94%
Georgia Power Co 6.50%	10,000	1,067	Diversified Financial Services - 9.00%
			Charles Schwab Corp/The
			7.00%, 02/28/2049(b)	2,113	2,494
Insurance - 0.73%			Depository Trust & Clearing Corp/The
XLIT Ltd	1,000	823	4.88%, 12/29/2049(a),(b)	1,000	1,001
			General Electric Capital Corp
Telecommunications - 2.53%			6.38%, 11/15/2067(b)	800	872
Centaur Funding Corp 9.08% (a)	2,329	2,867	7.13%, 12/29/2049(b)	2,700	3,152
			Glen Meadow Pass-Through Trust
TOTAL PREFERRED STOCKS		$11,237	6.51%, 02/12/2067(a),(b)	1,500	1,395
	Principal		HSBC Finance Capital Trust IX
BONDS- 83.00%	Amount (000's) Value (000's)		5.91%, 11/30/2035	1,250	1,264
					$10,178
Banks- 40.09%
Abbey National Capital Trust I			Electric - 5.62%
8.96%, 12/31/2049	$750	$982	Electricite de France SA
Banco do Brasil SA/Cayman			5.25%, 01/29/2049(a),(b)	200	208
9.25%, 10/31/2049(a),(b)	1,000	970	5.25%, 01/29/2049(b)	2,300	2,390
Bank of America Corp			RWE AG
6.50%, 10/29/2049(b)	500	529	7.00%, 10/12/2072(b)	3,500	3,762
Bank of New York Mellon Corp/The					$6,360
4.95%, 12/29/2049(b)	2,000	2,000
			Hand & Machine Tools - 0.58%

Barclays Bank PLC	1,400	1,550	Stanley Black & Decker Inc
7.75%,04/10/2023 (b)			5.75%, 12/15/2053	600	653
Barclays PLC
6.63%, 06/29/2049(b)	636	631
BNP Paribas SA			Insurance - 22.83%
7.20%, 06/29/2049(a)	1,600	1,916	ACE Capital Trust II
Citizens Financial Group Inc			9.70%, 04/01/2030	1,170	1,748
5.50%, 12/29/2049(a),(b)	5,000	4,887	Allstate Corp/The
Cooperatieve Centrale Raiffeisen-			5.75%, 08/15/2053(b)	300	323
Boerenleenbank BA/Netherlands			Aon Corp
8.40%, 11/29/2049(b)	2,000	2,190	8.21%, 01/01/2027	1,000	1,305
11.00%, 12/29/2049(a),(b)	1,400	1,792	AXA SA
Corestates Capital III			8.60%, 12/15/2030	1,600	2,220
0.84%, 02/15/2027(a),(b)	2,000	1,755	Catlin Insurance Co Ltd
Credit Agricole SA			7.25%, 07/29/2049(a)	1,300	1,219
8.38%, 12/31/2049(a),(b)	2,250	2,655	Dai-ichi Life Insurance Co Ltd/The
Credit Suisse Group AG			5.10%, 10/29/2049(a),(b)	100	108
7.50%, 12/29/2049(a),(b)	1,300	1,383	Everest Reinsurance Holdings Inc
Fulton Capital Trust I			6.60%, 05/01/2067(b)	400	399
6.29%, 02/01/2036	500	496	Great-West Life & Annuity Insurance Capital
Goldman Sachs Group Inc/The			LP
5.70%, 12/29/2049(b)	1,000	1,011	6.63%, 11/15/2034(a)	1,200	1,349
HSBC Capital Funding LP/Jersey			Hartford Financial Services Group Inc/The
10.18%, 12/29/2049(a),(b)	500	763	8.13%, 06/15/2068(b)	200	225
JP Morgan Chase & Co			Liberty Mutual Group Inc
6.75%, 01/29/2049(b)	2,000	2,180	7.80%, 03/07/2087(a)	700	849
M&T Bank Corp			Liberty Mutual Insurance Co
6.45%, 12/29/2049(b)	1,300	1,412	7.70%, 10/15/2097(a)	1,000	1,271
Morgan Stanley			Lincoln National Corp
5.55%, 12/29/2049(b)	1,500	1,506	6.05%, 04/20/2067(b)	800	734
National Australia Bank Ltd/New York			MetLife Capital Trust IV
8.00%, 09/29/2049	600	644	7.88%, 12/15/2067(a)	1,800	2,335
Nordea Bank AB			MetLife Capital Trust X
5.50%, 09/29/2049(a),(b)	400	405	9.25%, 04/08/2068(a)	800	1,174
5.50%, 09/29/2049(b)	1,600	1,618	MetLife Inc
6.13%, 12/29/2049(a),(b)	1,000	1,024	10.75%, 08/01/2069	400	662
PNC Financial Services Group Inc/The			Nationwide Financial Services Inc
6.75%, 07/29/2049(b)	1,700	1,893	6.75%, 05/15/2087	500	525
Societe Generale SA			Nippon Life Insurance Co
7.88%, 12/29/2049(a),(b)	1,000	1,028	5.00%, 10/18/2042(a),(b)	1,525	1,628
8.25%, 09/29/2049(b)	750	798	PartnerRe Finance II Inc
Standard Chartered PLC			6.44%, 12/01/2066(b)	1,000	1,014
6.50%, 12/29/2049(b)	1,500	1,519	Prudential Financial Inc
UBS AG/Jersey			5.63%, 06/15/2043(b)	2,800	2,972
7.25%, 02/22/2022(b)	1,200	1,280

See accompanying notes.

	Schedule of Investments
	Capital Securities Fund
	May 31, 2015 (unaudited)

	Principal
BONDS (continued)	Amount (000's)	Value (000	's)

Insurance (continued)
Prudential PLC
7.75%, 01/29/2049	$2,000		$2,107
Sirius International Group Ltd
7.51%, 05/29/2049(a),(b)	600		630
Voya Financial Inc
5.65%, 05/15/2053(b)	1,000		1,037
			$25,834

Pipelines - 1.44%
Transcanada Trust
5.63%, 05/20/2075(b)	1,600		1,628

Telecommunications - 1.42%
Koninklijke KPN NV
7.00%, 03/28/2073(b)	1,500		1,601

Transportation - 2.02%
BNSF Funding Trust I
6.61%, 12/15/2055(b)	2,000		2,290

TOTAL BONDS			$93,907
	Principal
CONVERTIBLE BONDS - 0.44%	Amount (000's)	Value (000	's)

Banks - 0.44%
ING Groep NV
6.50%, 12/29/2049(b)	500		500

TOTAL CONVERTIBLE BONDS			$500
Total Investments			$105,644
Other Assets in Excess of Liabilities, Net - 6.63%			$7,505
TOTAL NET ASSETS - 100.00%			$113,149

(a)		Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $34,612 or 30.59% of net assets.
(b)	Variable Rate. Rate shown is in effect at May 31, 2015.

Portfolio Summary (unaudited)
Sector			Percent
Financial			78.82%
Utilities			6.56%
Communications			3.95%
Industrial			2.60%
Energy			1.44%
Other Assets in Excess of Liabilities, Net			6.63%
TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
Credit Opportunities Explorer Fund
May 31, 2015 (unaudited)

INVESTMENT COMPANIES - 1.10%	Shares Held Value (000's)				Principal
				BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 1.10%
BlackRock Liquidity Funds FedFund Portfolio	217,162	$217		Forest Products & Paper - 1.08%
				Sappi Papier Holding GmbH
TOTAL INVESTMENT COMPANIES		$217		8.38%, 06/15/2019(a)	$200	$214
	Principal
BONDS- 91.31%	Amount (000's) Value (000's)			Healthcare - Products - 3.00%
Automobile Manufacturers - 2.01%				Zimmer Holdings Inc
General Motors Financial Co Inc				3.55%, 04/01/2025	600	593
4.00%, 01/15/2025	$145	$144
Jaguar Land Rover Automotive PLC				Healthcare - Services - 0.64%
5.63%, 02/01/2023(a)	175	187		Centene Corp
Navistar International Corp				4.75%, 05/15/2022	120	126
8.25%, 11/01/2021	65	65
		$396
				Home Builders - 0.77%
Banks- 14.19%				WCI Communities Inc
Barclays PLC				6.88%, 08/15/2021	145	151
8.25%, 12/29/2049(b)	200	214
BPCE SA
4.63%, 07/11/2024(a)	250	252		Insurance - 6.89%
Capital One Financial Corp				MetLife Capital Trust IV
				7.88%, 12/15/2067(a)	610	791
5.55%, 12/29/2049(b)	400	400
Compass Bank				Prudential Financial Inc
				5.38%, 05/15/2045(b)	400	403
3.88%, 04/10/2025	250	244
Goldman Sachs Group Inc/The				Voya Financial Inc
				5.65%, 05/15/2053(b)	160	166
5.38%, 12/29/2049(b)	500	499
JP Morgan Chase & Co						$1,360
5.00%, 12/29/2049(b)	100	99		Iron & Steel - 1.90%
5.30%, 12/29/2049(b)	200	200		Glencore Funding LLC
Societe Generale SA				4.00%, 04/16/2025(a)	250	241
4.25%, 04/14/2025(a)	400	386		Signode Industrial Group Lux SA/Signode
State Street Corp				Industrial Group US Inc
5.25%, 12/29/2049(b)	500	506		6.38%, 05/01/2022(a)	135	135
		$2,800				$376

Building Materials - 1.09%			Media	- 2.77%
Cemex SAB de CV				DISH DBS Corp
7.25%, 01/15/2021(a)	200	215		6.75%, 06/01/2021	135	144
				Time Warner Cable Inc
Chemicals - 1.04%				7.30%, 07/01/2038	300	350
Consolidated Energy Finance SA				WideOpenWest Finance LLC /
6.75%, 10/15/2019(a)	200	206		WideOpenWest Capital Corp
				10.25%, 07/15/2019	50	53
						$547
Commercial Services - 0.05%
Ahern Rentals Inc				Metal Fabrication & Hardware - 0.66%
7.38%, 05/15/2023(a)	10	10		Wise Metals Intermediate Holdings LLC/Wise
				Holdings Finance Corp
				9.75%, PIK 10.50%, 06/15/2019(a),(c)	120	130
Computers - 1.02%
Seagate HDD Cayman
4.88%, 06/01/2027(a)	200	202		Mining - 4.37%
				FMG Resources August 2006 Pty Ltd
				9.75%, 03/01/2022(a)	80	84
Diversified Financial Services - 1.53%				Freeport-McMoRan Inc
Credit Acceptance Corp				5.40%, 11/14/2034	650	584
7.38%, 03/15/2023(a)	95	99
				Southern Copper Corp
Fly Leasing Ltd				5.88%, 04/23/2045	200	195
6.38%, 10/15/2021	200	202				$863
		$301
				Mortgage Backed Securities - 5.31%
Electronics - 2.51%				CD 2007-CD4 Commercial Mortgage Trust
Keysight Technologies Inc				5.37%, 12/11/2049	200	208
4.55%, 10/30/2024(a)	500	495
				Commercial Mortgage Pass Through
				Certificates
Entertainment - 1.36%				4.77%, 10/15/2045(a),(b)	200	211
CCM Merger Inc				JP Morgan Chase Commercial Mortgage
9.13%, 05/01/2019(a)	140	152		Securities Trust 2007-C1
WMG Acquisition Corp				5.95%, 02/15/2051(b)	200	215
6.75%, 04/15/2022(a)	120	117		JPMBB Commercial Mortgage Securities
		$269		Trust 2014-C24
				1.09%, 11/15/2047(b)	2,718	179
Food- 2.45%				4.43%, 11/15/2047(b)	225	235
Grupo Bimbo SAB de CV						$1,048
4.88%, 06/27/2044(a)	500	484

See accompanying notes.

Schedule of Investments
Credit Opportunities Explorer Fund
May 31, 2015 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas - 5.06%			Transportation (continued)
ConocoPhillips Co			Navios Maritime Acquisition Corp / Navios
1.18%, 05/15/2022(b)	$400	$404	Acquisition Finance US Inc
EP Energy LLC / Everest Acquisition Finance			8.13%, 11/15/2021(a)	$120	$122
Inc			Navios South American Logistics Inc / Navios
7.75%, 09/01/2022	40	42	Logistics Finance US Inc
9.38%, 05/01/2020	100	109	7.25%, 05/01/2022(a)	120	116
Halcon Resources Corp					$380
9.75%, 07/15/2020	55	40	TOTAL BONDS		$18,025
Ocean Rig UDW Inc			SENIOR FLOATING RATE INTERESTS - Principal
7.25%, 04/01/2019(a)	175	132	5.18%	Amount (000's) Value (000's)
Pacific Rubiales Energy Corp
5.38%, 01/26/2019(a)	200	181	Aerospace & Defense - 0.51%
Seventy Seven Operating LLC			B/E Aerospace Inc, Term Loan B
			4.00%, 11/19/2021(b)	$100	$101
6.63%, 11/15/2019	110	91
		$999

Pharmaceuticals - 3.22%			Automobile Manufacturers - 0.36%
Forest Laboratories Inc			Navistar Inc, Term Loan B
			5.75%, 08/17/2017(b)	70	70
4.88%, 02/15/2021(a)	500	546
Valeant Pharmaceuticals International Inc
5.38%, 03/15/2020(a)	85	89	Chemicals - 0.25%
		$635	AZ Chem US Inc, Term Loan
			7.50%, 06/10/2022(b)	50	50
Pipelines - 8.85%
Columbia Pipeline Group Inc
5.80%, 06/01/2045(a)	500	517	Electronics - 0.34%
Energy Transfer Partners LP			Isola USA Corp, Term Loan B
5.15%, 03/15/2045	450	422	9.25%, 11/29/2018(b)	68	66
EnLink Midstream Partners LP
5.05%, 04/01/2045	400	382
Williams Partners LP			Entertainment - 0.48%
			CCM Merger Inc, Term Loan B
5.10%, 09/15/2045	450	426	4.50%, 07/30/2021(b)	95	95
		$1,747

Private Equity - 2.31%			Forest Products & Paper - 0.91%
KKR Group Finance Co III LLC			Caraustar Industries Inc, Term Loan B
5.13%, 06/01/2044(a)	450	456
			8.00%, 05/01/2019(b)	100	100
			NewPage Corp, Term Loan B
Retail - 4.18%			9.50%, 02/05/2021(b)	93	80
Building Materials Holding Corp					$180
9.00%, 09/15/2018(a)	165	178
Landry's Holdings II Inc			Healthcare - Services - 0.45%
10.25%, 01/01/2018(a)	120	125	MPH Acquisition Holdings LLC, Term Loan
			B
McDonald's Corp			3.75%, 03/19/2021(b)	90	89
4.60%, 05/26/2045	400	406
New Academy Finance Co LLC / New
Academy Finance Corp			Insurance - 0.52%
8.00%, PIK 8.75%, 06/15/2018(a),(c)	115	116	Asurion LLC, Term Loan
		$825	8.50%, 02/19/2021(b)	100	102

Semiconductors - 3.02%
QUALCOMM Inc			Mining - 0.88%
3.45%, 05/20/2025	600	597	American Rock Salt Co LLC, Term Loan
			8.00%, 05/16/2022(b)	100	102
			FMG Resources August 2006 Pty Ltd, Term
Software - 0.89%			Loan B
Activision Blizzard Inc			3.75%, 06/30/2019(b)	80	72
6.13%, 09/15/2023(a)	160	176
					$174

			Oil & Gas - 0.43%
Telecommunications - 7.21%			Drillships Financing Holding Inc, Term Loan
Altice Finco SA
8.13%, 01/15/2024(a)	200	210	B1
			6.00%, 03/31/2021(b)	99	85
AT&T Inc
4.75%, 05/15/2046	300	286
Verizon Communications Inc			REITS- 0.05%
4.67%, 03/15/2055(a)	800	720	iStar Financial Inc, Term Loan A2
Wind Acquisition Finance SA			7.00%, 03/19/2017(b)	10	10
7.38%, 04/23/2021(a)	200	208
		$1,424	TOTAL SENIOR FLOATING RATE INTERESTS		$1,022

Transportation - 1.93%			Total Investments		$19,264
Eletson Holdings			Other Assets in Excess of Liabilities, Net - 2.41%		$475
9.63%, 01/15/2022(a)	145	142	TOTAL NET ASSETS - 100.00%		$19,739

See accompanying notes.

Schedule of Investments
Credit Opportunities Explorer Fund
May 31, 2015 (unaudited)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $8,645 or 43.80% of net assets.
(b)	Variable Rate. Rate shown is in effect at May 31, 2015.
(c)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Portfolio Summary (unaudited)
Sector		Percent
Financial		25.46%
Energy		14.34%
Basic Materials		10.45%
Communications		9.99%
Consumer, Non-cyclical		9.81%
Consumer, Cyclical		9.15%
Industrial		7.04%
Mortgage Securities		5.31%
Technology		4.94%
Exchange Traded Funds		1.10%
Other Assets in Excess of Liabilities, Net		2.41%
TOTAL NET ASSETS		100.00%

Futures Contracts

							Unrealized
Type	Long/Short	Contracts		Notional Value		Fair Value Appreciation/(Depreciation)
Euro Bund 10 Year Bund; September 2015	Long		3	$510		$511		$1
Euro-Bobl 5 Year; September 2015	Long		7	1,000		1,001		1
UK 10 Year Gilt; September 2015	Long		8	1,431		1,440		9
US 10 Year Note; September 2015	Short		36	4,575		4,597		(22)
US 5 Year Note; September 2015	Long		26	3,099		3,113		14
US Long Bond; September 2015	Short		1	154		155		(1)
US Ultra Bond; September 2015	Short		10	1,591		1,603		(12)
Total						$		(10)

Amounts in thousands except contracts
Total Return Swaps

			Pay/Receive		Expiration		Fair Value
Counterparty (Issuer) Reference Entity		Contracts Positive Return Floating Rate			Date	Notional Amount	Asset	Liability
Barclays Bank PLC	Price return based on Principal Global	N/A	Receive	0.80%	06/04/2015	$100	$2	$—
Dynamic VIX Alpha Excess Return Strategy
Barclays Bank PLC	Price return based on S&P 500 Dynamic VIX	N/A	Receive	1.40%	06/04/2015	100	—	(1)
Futures Excess Return Index
Total							$2	$(1)

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
May 31, 2015 (unaudited)

COMMON STOCKS - 52.70%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Agriculture - 0.33%			Electric (continued)
Adecoagro SA (a)	48,126	$465	Electricite de France SA	96,628	$2,373
Archer-Daniels-Midland Co	106,294	5,618	Enel Green Power SpA	726,914	1,377
Bunge Ltd	62,537	5,788	Eversource Energy	117,900	5,807
SLC Agricola SA	197,700	977	GDF Suez	466,069	9,395
		$12,848	HK Electric Investments & HK Electric	2,119,700	1,440
			Investments Ltd (d)
Automobile Manufacturers - 0.10%			Huadian Fuxin Energy Corp Ltd	2,266,000	1,183
Mahindra & Mahindra Ltd	174,844	3,496	Infraestructura Energetica Nova SAB de CV	444,400	2,381
Mahindra & Mahindra Ltd - Warrants (a),(b)	28,291	557
			ITC Holdings Corp	407,800	14,392
		$4,053	NextEra Energy Inc	20,200	2,067
Beverages - 0.03%			Origin Energy Ltd	688,300	6,965
Mcleod Russel India Ltd - Warrants (a),(b)	282,753	1,063	PG&E Corp	400,900	21,436
			Red Electrica Corp SA	111,300	9,355
			Xcel Energy Inc	63,000	2,145
Building Materials - 0.13%					$91,573
Boise Cascade Co (a)	69,052	2,447
Duratex SA	382,000	959	Electronics - 0.10%
Norbord Inc	88,891	1,898	Trimble Navigation Ltd (a)	169,720	3,978
		$5,304

Chemicals - 1.69%			Energy - Alternate Sources - 0.10%
Agrium Inc	51,322	5,332	China Longyuan Power Group Corp Ltd	945,000	1,164
CF Industries Holdings Inc	19,970	6,308	Ence Energia y Celulosa SA	513,627	1,868
China BlueChemical Ltd	4,314,000	1,928	NextEra Energy Partners LP (b)	4,780	226
Cytec Industries Inc	8,503	514	NextEra Energy Partners LP	4,246	201
FMC Corp	20,975	1,199	TerraForm Power Inc	17,247	692
Givaudan SA (a)	2,598	4,760			$4,151
Israel Chemicals Ltd	454,739	3,252	Engineering & Construction - 1.23%
K+S AG	30,998	1,011	Aeroports de Paris	23,300	2,881
Koninklijke DSM NV	54,242	3,211	Auckland International Airport Ltd	528,867	1,818
Mosaic Co/The	69,671	3,194	Beijing Capital International Airport Co Ltd	1,976,900	2,358
Novozymes A/S	29,828	1,433	Eiffage SA	31,617	1,843
OCI NV (a)	47,970	1,413
Platform Specialty Products Corp (a),(c)	78,770	2,061	Ferrovial SA	442,112	9,542
			Flughafen Zuerich AG	11,814	9,352
Potash Corp of Saskatchewan Inc	65,638	2,066	Fraport AG Frankfurt Airport Services	24,509	1,612
Potash Corp of Saskatchewan Inc	104,322	3,284	Worldwide
Sensient Technologies Corp	39,306	2,661	Hopewell Highway Infrastructure Ltd	2,174,000	1,078
Sociedad Quimica y Minera de Chile SA	133,480	2,607	SBA Communications Corp (a)	143,300	16,022
ADR			Vinci SA	34,983	2,074
Syngenta AG	29,703	13,516			$48,580
Tessenderlo Chemie NV (a)	94,065	3,480
Yara International ASA	69,893	3,522	Food - 1.35%
		$66,752	Ajinomoto Co Inc	123,000	2,534
			Almarai Co - Warrants (a),(b),(c),(d)	67,342	1,621
Coal - 0.04%			Aryzta AG (a)	50,114	3,177
Consol Energy Inc	59,467	1,656	BRF SA	101,600	2,063
			Cal-Maine Foods Inc	57,346	3,251
Commercial Services - 1.51%			ConAgra Foods Inc	110,744	4,276
Abertis Infraestructuras SA	470,397	8,261	Cosan Ltd	140,131	870
Atlantia SpA	527,026	13,582	Darling Ingredients Inc (a)	179,079	2,812
COSCO Pacific Ltd	1,000,000	1,440	Fuji Oil Co Ltd/Osaka	128,400	2,032
Hamburger Hafen und Logistik AG	88,000	1,902	Hain Celestial Group Inc (a)	37,829	2,394
Hutchison Port Holdings Trust	10,542,300	6,950	Hormel Foods Corp	74,378	4,256
Multi-Color Corp	36,796	2,357	Iwatsuka Confectionery Co Ltd (c)	23,400	1,538
OHL Mexico SAB de CV (a)	764,500	1,028	JBS SA	430,800	2,105
Transurban Group	3,140,276	24,338	Kato Sangyo Co Ltd	43,000	938
		$59,858	McCormick & Co Inc/MD	30,651	2,406
			NH Foods Ltd	77,000	1,667
Consumer Products - 0.09%			Sao Martinho SA	86,100	964
Kimberly-Clark Corp	27,011	2,941	Saputo Inc	143,638	3,907
Wausau Paper Corp	59,956	586	Sysco Corp	90,138	3,350
		$3,527	Tate & Lyle PLC	245,157	2,182
Cosmetics & Personal Care - 0.26%			Tingyi Cayman Islands Holding Corp	672,000	1,426
Svenska Cellulosa AB SCA	264,130	6,898	Toyo Suisan Kaisha Ltd	42,300	1,466
Unicharm Corp	155,200	3,423	Tyson Foods Inc	51,096	2,169
		$10,321			$53,404

Electric - 2.32%			Forest Products & Paper - 2.62%
			Acadian Timber Corp (c)	90,061	1,376
American Electric Power Co Inc	50,600	2,848
Dominion Resources Inc/VA	18,500	1,305	BillerudKorsnas AB	80,693	1,368
			Canfor Corp (a)	269,097	5,555
DUET Group	523,028	1,018	Clearwater Paper Corp (a)	41,131	2,468
Duke Energy Corp	52,500	3,976	Deltic Timber Corp (c)	109,698	7,080
Edison International	34,700	2,110	Empresas CMPC SA (c)	2,582,205	7,588

See accompanying notes

Schedule of Investments
Diversified Real Asset Fund
May 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Forest Products & Paper (continued)			Metal Fabrication & Hardware - 0.08%
Fibria Celulose SA ADR	604,177	$8,356	Valmont Industries Inc	25,837	$3,215
Holmen AB	117,630	3,526
Interfor Corp (a)	167,677	2,653
International Paper Co	59,541	3,086	Mining - 0.52%
Klabin SA	1,410,900	8,404	African Rainbow Minerals Ltd	47,096	380
			Agnico Eagle Mines Ltd	41,895	1,348
Metsa Board OYJ	139,338	881	Alacer Gold Corp (a)	254,861	580
Mondi PLC	428,463	9,679	B2Gold Corp (a)	400,464	679
Nine Dragons Paper Holdings Ltd	1,223,000	1,117
Pope Resources a Delaware LP (c)	45,127	3,048	Barrick Gold Corp	106,373	1,262
			BHP Billiton Ltd ADR	29,938	1,336
Portucel SA	204,027	845	Century Aluminum Co (a)	22,872	256
Smurfit Kappa Group PLC	27,633	816	Constellium NV (a)	77,123	1,050
Smurfit Kappa Group PLC	130,496	3,843	Eldorado Gold Corp	222,084	1,070
Stora Enso OYJ	555,043	5,817	First Quantum Minerals Ltd	126,710	1,638
Sumitomo Forestry Co Ltd	119,600	1,555	Freeport-McMoRan Inc	41,334	812
Suzano Papel e Celulose SA	1,796,000	9,323	Glencore PLC (a)	427,480	1,885
TFS Corp Ltd	1,515,959	2,190	Guyana Goldfields Inc (a),(b)	31,955	95
UPM-Kymmene OYJ	216,797	3,896	Guyana Goldfields Inc (a)	117,225	348
West Fraser Timber Co Ltd	120,117	6,624	Ivanhoe Mines Ltd (a)	103,713	100
Western Forest Products Inc	1,328,467	2,350	Kinross Gold Corp (a)	149,943	352
		$103,444	Lonmin PLC (a)	4,487	10
Gas - 4.20%			Lundin Mining Corp (a)	275,352	1,247
AGL Resources Inc	36,400	1,834	Northern Dynasty Minerals Ltd (a)	29,655	11
Beijing Enterprises Holdings Ltd	779,400	6,805	Platinum Group Metals Ltd (a)	64,574	28
CenterPoint Energy Inc	569,800	11,607	Randgold Resources Ltd ADR	27,478	1,985
Centrica PLC	614,477	2,604	Rio Tinto PLC ADR	38,676	1,693
ENN Energy Holdings Ltd	1,420,800	9,523	Silver Wheaton Corp	36,465	695
Hong Kong & China Gas Co Ltd	2,642,100	6,363	South32 Ltd ADR(a)	11,648	96
Keyera Corp	205,300	6,760	Southern Copper Corp	42,712	1,282
National Grid PLC	2,476,915	35,466	Tahoe Resources Inc	30,640	426
NiSource Inc	373,100	17,603			$20,664
ONE Gas Inc	148,443	6,581	Miscellaneous Manufacturing - 0.08%
Sempra Energy	282,600	30,371	LSB Industries Inc (a)	48,997	2,084
Snam SpA	1,207,900	5,983
Tokyo Gas Co Ltd	2,879,000	15,877	Raven Industries Inc	65,369	1,259
Western Gas Equity Partners LP (c)	135,744	8,694			$3,343
		$166,071	Oil & Gas - 2.02%
			Africa Oil Corp (a)	6,686	14
Healthcare - Services - 0.10%			Africa Oil Corp (a)	22,619	48
Brookdale Senior Living Inc (a)	102,890	3,878
			Anadarko Petroleum Corp	55,087	4,606
			Antero Midstream Partners LP (c)	337,817	9,628
Holding Companies - Diversified - 0.36%			Antero Resources Corp (a)	31,048	1,242
Cengage Learning Holdings II LP	11,792	325	Bankers Petroleum Ltd (a)	133,069	325
China Merchants Holdings International Co Ltd	2,446,000	10,768	Canadian Natural Resources Ltd	26,361	813
			Cheniere Energy Inc (a)	8,010	607
Empresas COPEC SA	256,799	2,940	Cimarex Energy Co	19,331	2,233
		$14,033	Cobalt International Energy Inc (a)	67,385	685
			Concho Resources Inc (a)	37,571	4,520
Home Builders - 0.32%			Crew Energy Inc (a)	84,957	382
DR Horton Inc	111,253	2,906	Devon Energy Corp	55,676	3,631
Lennar Corp	91,157	4,251	EOG Resources Inc	38,239	3,392
Pulte Group Inc	158,494	3,040	EQT GP Holdings LP (a)	89,012	2,868
Toll Brothers Inc (a)	62,380	2,256
			Genel Energy PLC (a)	72,271	584
		$12,453	Gulfport Energy Corp (a)	29,380	1,268
Home Furnishings - 0.07%			Hess Corp	18,598	1,256
Rational AG	7,486	2,880	Kosmos Energy Ltd (a)	55,825	496
			Laredo Petroleum Inc (a)	65,923	898
			Lekoil Ltd (a)	326,302	125
Iron & Steel - 0.04%			Marathon Oil Corp	75,823	2,062
Reliance Steel & Aluminum Co	22,331	1,425	Marathon Petroleum Corp	28,177	2,915
			MEG Energy Corp (a),(d)	6,400	103
Lodging - 0.12%			MEG Energy Corp (a)	45,898	738
Accor SA	85,693	4,689	Newfield Exploration Co (a)	30,045	1,136
			Noble Energy Inc	82,455	3,610
			NuVista Energy Ltd (a)	73,513	455
Machinery - Diversified - 1.05%			Oasis Petroleum Inc (a)	29,285	497
AGCO Corp	201,972	10,256	Occidental Petroleum Corp	20,114	1,573
ANDRITZ AG	48,818	3,016	Oil Search Ltd	86,581	500
Deere & Co	125,740	11,779	Patterson-UTI Energy Inc	64,742	1,308
Kubota Corp	478,000	7,948	PDC Energy Inc (a)	37,344	2,227
Manitowoc Co Inc/The	157,572	2,972	Phillips 66	30,358	2,402
Middleby Corp/The (a)	29,588	3,216
			Pioneer Natural Resources Co	8,167	1,207
Valmet OYJ	201,436	2,258	Range Resources Corp	37,789	2,094
		$41,445	Rice Energy Inc (a)	50,936	1,117

See accompanying notes

Schedule of Investments
Diversified Real Asset Fund
May 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas (continued)			Real Estate - 1.83%
Rowan Cos PLC	26,485	$569	Aeon Mall Co Ltd	260,900	$4,778
Seven Generations Energy Ltd (a)	22,220	298	CapitaLand Ltd	2,372,600	6,134
Suncor Energy Inc	106,459	3,112	Dalian Wanda Commercial Properties Co Ltd	398,500	3,267
Valero Energy Partners LP (c)	201,891	10,339	(d)
Western Refining Inc	22,266	979	Deutsche Wohnen AG	194,488	4,742
Whiting Petroleum Corp (a)	27,819	918	Deutsche Wohnen AG - Rights (a)	194,488	7
		$79,780	Fabege AB	356,290	4,967
			Hongkong Land Holdings Ltd	1,052,440	9,058
Oil & Gas Services - 1.03%			LEG Immobilien AG	28,019	2,054
Cameron International Corp (a)	49,249	2,528
			Mitsui Fudosan Co Ltd	431,000	12,526
Core Laboratories NV	5,245	616	New World Development Co Ltd	3,991,000	5,315
Dril-Quip Inc (a)	31,945	2,414
Flotek Industries Inc (a)	49,156	565	Nomura Real Estate Holdings Inc	242,500	4,966
FMC Technologies Inc (a)	21,129	883	ST Modwen Properties PLC	1,463	10
			Sun Hung Kai Properties Ltd	581,750	9,838
Halliburton Co	71,794	3,259	UNITE Group PLC/The	479,555	4,558
Independence Contract Drilling Inc (a)	60,486	444
			Wihlborgs Fastigheter AB	15,603	263
National Oilwell Varco Inc	11,069	544			$72,483
Schlumberger Ltd	43,950	3,989
Superior Energy Services Inc	67,023	1,548	REITS - 7.96%
Targa Resources Corp	260,273	23,933	Alexandria Real Estate Equities Inc	49,600	4,599
		$40,723	American Tower Corp	470,078	43,618
			Apartment Investment & Management Co	126,863	4,812
Packaging & Containers - 0.84%			AvalonBay Communities Inc	43,735	7,282
Ball Corp	80,345	5,703	Boston Properties Inc	51,704	6,723
Crown Holdings Inc (a)	78,834	4,359
			Camden Property Trust	46,415	3,480
FP Corp	55,500	2,061	CatchMark Timber Trust Inc	197,337	2,348
Graphic Packaging Holding Co	379,197	5,400	Corrections Corp of America	38,500	1,354
Huhtamaki OYJ	28,588	964	Crown Castle International Corp	311,200	25,378
KapStone Paper and Packaging Corp	56,024	1,510	CubeSmart	230,444	5,482
Mayr Melnhof Karton AG	5,937	676	DDR Corp	251,672	4,258
MeadWestvaco Corp	24,847	1,256	Duke Realty Corp	251,597	4,921
Packaging Corp of America	61,186	4,233	EPR Properties	68,820	3,969
Rexam PLC	255,077	2,178	Equity One Inc	169,115	4,191
Rock-Tenn Co	45,751	2,980	Equity Residential	61,817	4,594
Sealed Air Corp	34,559	1,683	Essex Property Trust Inc	45,960	10,232
		$33,003	Federal Realty Investment Trust	33,386	4,489
Pharmaceuticals - 0.16%			General Growth Properties Inc	254,449	7,209
Neogen Corp (a)	16,734	782	Goodman Group	972,301	4,838
Zoetis Inc	110,596	5,504	Great Portland Estates PLC	414,088	5,241
		$6,286	Hammerson PLC	455,751	4,658
			Kenedix Office Investment Corp	489	2,548
Pipelines - 17.48%			Kenedix Retail REIT Corp	455	1,089
Buckeye Partners LP	398,161	30,790	Kilroy Realty Corp	64,400	4,448
Columbia Pipeline Partners LP	208,519	5,640	Klepierre	118,778	5,270
DCP Midstream Partners LP	220,374	8,330	Land Securities Group PLC	422,479	8,491
Enbridge Energy Management LLC	74,421	2,690	Mirvac Group	4,969,443	7,610
Enbridge Energy Partners LP	618,347	22,934	Nippon Building Fund Inc	288	1,344
Enbridge Inc	824,512	39,435	Pebblebrook Hotel Trust	108,787	4,665
Energy Transfer Equity LP	763,755	52,447	Plum Creek Timber Co Inc	253,361	10,454
EnLink Midstream LLC	84,282	2,791	Potlatch Corp	175,367	6,362
EnLink Midstream Partners LP	225,312	5,592	Prologis Inc	205,193	8,124
Enterprise Products Partners LP	1,571,217	50,939	Public Storage	50,225	9,721
EQT Midstream Partners LP	235,176	19,677	Rayonier Inc	402,911	10,403
Genesis Energy LP	218,726	10,637	Saul Centers Inc	11,615	585
Inter Pipeline Ltd	395,500	9,840	Simon Property Group Inc	109,397	19,845
Kinder Morgan Inc/DE	859,564	35,663	SL Green Realty Corp	60,966	7,234
Koninklijke Vopak NV	67,100	3,336	Strategic Hotels & Resorts Inc (a)	251,637	3,040
Magellan Midstream Partners LP (c)	682,141	54,380	Sun Communities Inc	61,260	3,866
MarkWest Energy Partners LP	444,832	28,749	Sunstone Hotel Investors Inc	205,517	3,136
MPLX LP (c)	275,081	20,081	Ventas Inc	124,225	8,263
ONEOK Inc	338,230	14,179	Vornado Realty Trust	16,078	1,606
Pembina Pipeline Corp	374,040	12,059	Westfield Corp	1,060,141	7,805
Phillips 66 Partners LP	203,640	14,813	Weyerhaeuser Co	344,026	11,201
Plains All American Pipeline LP	1,005,637	47,215	Workspace Group PLC	283,312	3,907
Plains GP Holdings LP	301,060	8,418			$314,693
Shell Midstream Partners LP	221,202	9,932
Spectra Energy Corp	784,622	27,595	Storage & Warehousing - 0.03%
Sunoco Logistics Partners LP	725,015	28,711	Safestore Holdings PLC	327,493	1,368
Tesoro Logistics LP (c)	327,470	18,931
TransCanada Corp	412,400	17,874	Telecommunications - 0.43%
Veresen Inc	457,500	6,832	Cellnex Telecom SAU (a),(d)	75,300	1,269
Western Gas Partners LP (c)	303,336	20,778
			Eutelsat Communications SA	171,173	5,825
Williams Cos Inc/The	1,159,713	59,261	Intelsat SA (a)	112,600	1,204
		$690,549

See accompanying notes

Schedule of Investments
Diversified Real Asset Fund
May 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)

Telecommunications (continued)				BONDS (continued)	Principal Amount (000's) Value (000's)
SES SA	247,300	$8,750		Finance - Mortgage Loan/Banker (continued)
		$17,048		Freddie Mac (continued)
				0.19%, 01/13/2017(e)		$12,000	$12,006
Textiles - 0.13%				0.67%, 09/19/2016		7,000	7,002
Mohawk Industries Inc (a)	27,162	5,069
				0.70%, 01/30/2017		4,000	4,000
				0.75%, 04/28/2017		7,000	6,986
Transportation - 0.98%				Freddie Mac Discount Notes
CSX Corp	84,200	2,869		0.17%, 11/04/2015(f)		6,800	6,797
East Japan Railway Co	16,100	1,467		0.28%, 05/12/2016(f)		7,500	7,481
Groupe Eurotunnel SE	1,376,235	20,724					$238,484
Kansas City Southern	25,200	2,281
Rumo Logistica Operadora Multimodal SA (a)	2,555,002	1,018		Media - 0.01%
Union Pacific Corp	102,900	10,384		iHeartCommunications Inc
		$38,743		9.00%, 12/15/2019		523	514

Water - 0.97%				Sovereign - 0.53%
American Water Works Co Inc	326,700	17,273		Bundesrepublik Deutschland Bundesobligation
Severn Trent PLC	289,900	9,748		Inflation Linked Bond
United Utilities Group PLC	737,000	11,229		0.75%, 04/15/2018	EUR	1,354	1,545
		$38,250		Deutsche Bundesrepublik Inflation Linked
TOTAL COMMON STOCKS		$2,082,603		Bond
INVESTMENT COMPANIES - 3.60%	Shares Held	Value (000	's)	1.50%, 04/15/2016		6	7
Publicly Traded Investment Fund - 3.60%				Italy Buoni Poliennali Del Tesoro
BlackRock Liquidity Funds FedFund Portfolio	3,545,986	3,546		2.10%, 09/15/2016		11	12
				2.35%, 09/15/2024(d)		5,550	6,960
Cash Account Trust - Government & Agency	138,907,922	138,908
Portfolio - Government Cash Managed				2.55%, 09/15/2041		695	929
		$142,454		2.60%, 09/15/2023		337	429
TOTAL INVESTMENT COMPANIES		$142,454		Mexican Udibonos
				4.00%, 06/13/2019	MXN	76,331	5,352
	Principal			New Zealand Government Bond
BONDS- 8.78%	Amount (000's)	Value (000	's)	3.07%, 09/20/2030(e)	NZD	7,032	5,629
Federal & Federally Sponsored Credit - 2.20%							$20,863
Federal Farm Credit Banks				TOTAL BONDS			$346,895
0.17%, 11/22/2016(e)	$15,000	$15,002
0.19%, 09/19/2016(e)	10,000	9,998		COMMODITY INDEXED STRUCTURED NOTES- 4.51%	Principal Amount (000's) Value (000's)
0.21%, 12/19/2016(e)	6,100	6,099
0.21%, 03/13/2017(e)	10,000	10,006		Banks - 3.77%
0.21%, 03/29/2017(e)	7,000	7,003		Bank of America Corp; Dow Jones - UBS
0.23%, 02/13/2017(e)	9,600	9,610		Commodity Index Linked Note
0.27%, 06/20/2016(e)	7,800	7,807		0.04%, 04/28/2016(e)		$15,900	14,345
0.28%, 07/27/2016(e)	10,000	10,010		BNP Paribas SA; Dow Jones - UBS
0.30%, 11/07/2016(e)	4,200	4,205		Commodity Index Linked Note
Federal Farm Credit Discount Notes				0.07%, 01/28/2016(e)		13,100	10,350
0.25%, 01/14/2016 (f)	7,300	7,294		0.07%, 03/18/2016(e)		2,800	2,805
				0.08%, 02/25/2016(e)		11,700	11,495
		$87,034
				CIBC; Dow Jones - UBS Commodity Index
Finance - Mortgage Loan/Banker - 6.04%				Linked Note
Fannie Mae				0.08%, 02/08/2016(e)		7,100	6,405
0.19%, 07/25/2016(e)	12,000	12,006		0.10%, 02/08/2016(e)		3,560	2,307
0.20%, 01/26/2017(e)	12,000	12,005		0.13%, 03/15/2016(e)		4,000	3,936
0.21%, 08/15/2016(e)	10,000	10,006		0.19%, 02/08/2016(e)		7,600	5,925
0.48%, 10/03/2016(e)	9,500	9,534		Deutsche Bank AG/London; Dow Jones - UBS
Fannie Mae Discount Notes				Commodity Index Linked Note
0.15%, 10/01/2015(f)	8,300	8,298		0.05%, 02/19/2016(d),(e)		3,300	2,572
Federal Home Loan Bank Discount Notes				0.05%, 03/31/2016(d),(e)		9,600	7,797
0.08%, 07/15/2015(f)	10,000	9,999		0.05%, 04/14/2016(d),(e)		11,800	11,236
0.23%, 01/22/2016(f)	12,000	11,990		JP Morgan Chase Bank NA; Dow Jones - UBS
0.24%, 01/26/2016(f)	8,000	7,994		Commodity Index Linked Note
0.25%, 02/08/2016(f)	10,000	9,989		0.10%, 03/31/2016(d),(e)		6,000	5,791
0.28%, 04/28/2016(f)	8,000	7,984		0.12%, 02/11/2016(d),(e)		3,100	2,202
0.30%, 05/20/2016(f)	6,000	5,985		0.13%, 02/11/2016(d),(e)		4,500	3,180
Federal Home Loan Banks				0.13%, 02/25/2016(e)		9,300	6,812
0.22%, 08/19/2015(e)	7,500	7,501		Royal Bank of Canada; Dow Jones - UBS
0.22%, 10/07/2015(e)	8,000	8,002		Commodity Index Linked Note
0.34%, 02/22/2016	5,500	5,501		0.08%, 02/02/2016(d),(e)		5,350	3,465
0.35%, 01/28/2016	5,000	5,002		0.08%, 03/08/2016(d),(e)		3,520	3,526
0.40%, 06/17/2016(g)	4,700	4,696		0.08%, 03/08/2016(d),(e)		2,900	2,853
0.41%, 03/30/2016	12,000	11,995		0.08%, 03/21/2016(d),(e)		10,600	8,268
0.70%, 04/28/2017	8,500	8,499		Societe Generale SA; Dow Jones - UBS
1.30%, 08/11/2016	9,200	9,221		Commodity Index Linked Note
Freddie Mac				0.18%, 03/07/2016(d),(e)		7,000	5,909
0.17%, 12/12/2016(e)	10,000	10,001		0.19%, 03/29/2016(d),(e)		8,800	7,150
0.18%, 07/21/2016(e)	12,000	12,005
0.19%, 01/12/2017(e)	6,000	5,999

See accompanying notes

Schedule of Investments
Diversified Real Asset Fund
May 31, 2015 (unaudited)

COMMODITY INDEXED STRUCTURED			SENIOR FLOATING RATE INTERESTS	Principal
NOTES (continued)	Principal Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Banks (continued)			Chemicals - 0.14%
UBS AG; Dow Jones - UBS Commodity			Axalta Coating Systems US Holdings Inc,
Index Linked Note			Term Loan B
0.10%, 03/15/2016(e)	$5,200	$4,110	3.75%, 02/01/2020(e)	$472	$472
0.11%, 04/18/2016(e)	2,400	2,694	Minerals Technologies Inc, Term Loan B
0.12%, 01/26/2016(e)	4,700	4,297	4.00%, 04/14/2021(e)	2,934	2,939
0.12%, 03/15/2016(e)	3,500	2,487	Univar Inc, Term Loan B
0.12%, 04/18/2016(e)	3,700	3,706	5.00%, 06/30/2017(e)	1,991	1,988
0.13%, 04/18/2016(e)	3,400	3,363			$5,399

		$148,986	Commercial Services - 0.89%
Supranational Bank - 0.74%			Acosta Holdco Inc, Term Loan B
International Bank for Reconstruction &			4.25%, 09/26/2021(e)	1,883	1,887
Development; Dow Jones - UBS Commodity			Brand Energy & Infrastructure Services Inc,
Index Linked Note			Term Loan B
0.04%, 06/01/2016(e)	28,400	29,146	4.75%, 11/20/2020(e)	919	914
			Ceridian HCM Holding Inc, Term Loan B2
TOTAL COMMODITY INDEXED STRUCTURED NOTES $		178,132	4.50%, 09/15/2020(e)	1,081	1,077
SENIOR FLOATING RATE INTERESTS - 15.24%			Harland Clarke Holdings Corp, Term Loan
	Principal Amount (000's) Value (000's)		B2
			5.52%, 06/30/2017(e)	469	469
Advertising - 0.12%			Harland Clarke Holdings Corp, Term Loan
Advantage Sales & Marketing Inc, Term			B3
Loan			7.00%, 04/26/2018(e)	3,718	3,731
7.50%, 07/21/2022(e)	$1,000	$1,008
			Harland Clarke Holdings Corp, Term Loan
			B4
Advantage Sales & Marketing Inc, Term Loan B			6.00%, 08/30/2019(e)	969	970
4.25%, 07/21/2021(e)	2,041	2,039
			Interactive Data Corp, Term Loan B
Checkout Holding Corp, Term Loan B			4.75%, 04/23/2021(e)	2,235	2,241
4.50%, 04/03/2021(e)	1,737	1,567
			iQor US Inc, Term Loan B
		$4,614	6.00%, 02/19/2021(e)	2,761	2,568
Aerospace & Defense - 0.23%			Laureate Education Inc, Term Loan B
			5.00%, 06/16/2018(e)	1,152	1,100
B/E Aerospace Inc, Term Loan B
4.00%, 11/19/2021(e)	2,844	2,869	Millennium Health LLC, Term Loan B
			5.25%, 04/15/2021(e)	3,403	2,336
Sequa Corp, Term Loan B
5.25%, 05/29/2017(e)	2,365	2,084	Pharmaceutical Product Development LLC,
TransDigm Inc, Term Loan D			Term Loan
3.75%, 05/21/2021(e)	4,220	4,212	4.00%, 12/05/2018(e)	4,419	4,424
		$9,165	ServiceMaster Co LLC/The, Term Loan B
			4.25%, 06/25/2021(e)	10,813	10,840
Airlines - 0.35%			Truven Health Analytics Inc, Term Loan B
American Airlines Inc, Term Loan B			4.50%, 05/25/2019(e)	2,766	2,767
0.00%, 10/08/2021(e),(h)	550	551			$35,324
3.50%, 06/27/2020(e)	3,448	3,440
3.75%, 10/10/2021(e)	2,000	2,003	Computers - 0.07%
Delta Air Lines Inc, Term Loan B			Riverbed Technology Inc, Term Loan B
3.25%, 04/20/2017(e)	844	843	6.00%, 02/25/2022(e)	2,000	2,019
Delta Air Lines Inc, Term Loan B1			SunGard Data Systems Inc, Term Loan E
3.25%, 10/18/2018(e)	2,694	2,692	4.00%, 03/07/2020(e)	872	873
Delta Air Lines Inc, Term Loan B2					$2,892
2.43%, 04/18/2016(e)	1,995	1,993
			Consumer Products - 0.34%
US Airways Inc, Term Loan B1			Dell International LLC, Term Loan B
3.50%, 05/23/2019(e)	2,207	2,203	4.50%, 03/24/2020(e)	10,695	10,700
		$13,725	Dell International LLC, Term Loan C
			3.75%, 09/24/2018(e)	1,999	1,999
Automobile Manufacturers - 0.28%
FCA US LLC, Term Loan B			Prestige Brands Inc, Term Loan B3
3.25%, 12/05/2018(e)	11,174	11,174	3.50%, 09/03/2021(e)	752	753
					$13,452

Automobile Parts & Equipment - 0.05%			Distribution & Wholesale - 0.13%
Allison Transmission Inc, Term Loan B3			HD Supply Inc, Term Loan B
3.50%, 09/23/2019(e)	2,000	2,007	4.00%, 06/28/2018(e)	5,012	5,016

Beverages - 0.11%			Diversified Financial Services - 0.20%
DE Master Blenders, Term Loan			Clipper Acquisitions Corp, Term Loan B1
3.50%, 07/02/2021(e)	4,500	4,500	3.00%, 02/06/2020(e)	1,955	1,946
			Delos Finance Sarl, Term Loan B
			3.50%, 02/26/2021(e)	1,250	1,250
Building Materials - 0.09%			TransFirst Inc, Term Loan
Headwaters Inc, Term Loan B			5.50%, 11/12/2021(e)	2,744	2,744
4.50%, 03/11/2022(e)	2,500	2,510
Quikrete Holdings Inc, Term Loan B
4.00%, 09/18/2020(e)	945	945
		$3,455

See accompanying notes

Schedule of Investments
Diversified Real Asset Fund
May 31, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS			SENIOR FLOATING RATE INTERESTS
(continued)	Principal Amount (000's) Value (000's)		(continued)	Principal Amount (000's) Value (000's)

Diversified Financial Services (continued)			Gas - 0.02%
Walter Investment Management Corp, Term			Southcross Holdings Borrower LP, Term
Loan			Loan
4.75%, 12/11/2020(e)	$2,195	$2,075	6.00%, 07/29/2021(e)	$726	$701
		$8,015

Electric - 0.11%			Healthcare - Products - 0.86%
Calpine Corp, Delay-Draw Term Loan DD			Carestream Health Inc, Term Loan
4.00%, 10/30/2020(e)	1,731	1,731	9.50%, 12/15/2019(e)	729	729
EFS Cogen Holdings I LLC, Term Loan B			Carestream Health Inc, Term Loan B
3.75%, 12/17/2020(e)	1,624	1,628	5.00%, 06/05/2019(e)	4,886	4,888
Energy Future Intermediate Holding Co LLC,			ConvaTec Inc, Term Loan B
DIP Term Loan			0.00%, 12/22/2016(e),(h)	7,000	6,998
4.25%, 06/19/2016(e)	1,000	1,004	DJO Finance LLC, Term Loan B
		$4,363	4.25%, 06/24/2020(e)	1,750	1,753
			Kinetic Concepts Inc, Term Loan E1
Electronics - 0.06%			4.50%, 05/04/2018(e)	12,269	12,349
TTM Technologies Inc, Term Loan			Kinetic Concepts Inc, Term Loan E2
0.00%, 05/07/2021(e),(h)	2,444	2,424	4.00%, 11/04/2016(e)	4,472	4,472
			Sterigenics-Nordion Holdings, Term Loan
Engineering & Construction - 0.06%			4.25%, 05/06/2022(e)	2,750	2,750
AECOM, Term Loan B					$33,939
3.75%, 09/17/2021(e)	2,165	2,177
			Healthcare - Services - 0.98%
			Ardent Medical Services Inc, Term Loan B
Entertainment - 0.51%			6.75%, 05/19/2018(e)	545	546
AMC Entertainment Inc, Term Loan B			CHS/Community Health Systems Inc, Term
3.50%, 04/23/2020(e)	875	875	Loan F
CCM Merger Inc, Term Loan B			3.43%, 01/25/2018(e)	32	32
4.50%, 07/30/2021(e)	1,692	1,700	Community Health Systems Inc, Term Loan
Delta 2 Lux Sarl, Term Loan B			4.00%, 01/14/2021(e)	5,684	5,684
7.75%, 07/29/2022(e)	2,250	2,255
Delta 2 Lux Sarl, Term Loan B3			Community Health Systems Inc, Term Loan G
4.75%, 07/30/2021(e)	5,368	5,365	3.75%, 12/13/2019(e)	2,841	2,841
Pinnacle Entertainment Inc, Term Loan B2
3.75%, 08/05/2020(e)	659	660	DaVita HealthCare Partners Inc, Term Loan B
SGMS Escrow Corp, Term Loan B2			3.50%, 06/24/2021(e)	1,704	1,707
6.00%, 09/17/2021(e)	5,726	5,746	Drumm Investors LLC, Term Loan
William Morris Endeavor Entertainment LLC,			6.75%, 05/04/2018(e)	3,255	3,285
Term Loan B			Genesis Healthcare LLC/DE, Term Loan B
5.25%, 05/06/2021(e)	2,235	2,236	10.00%, 10/02/2017(e)	549	560
WMG Acquisition Corp, Term Loan B			HCA Inc, Term Loan A4
3.75%, 07/07/2020(e)	1,308	1,295	2.68%, 02/02/2016(e)	6,232	6,221
		$20,132	HCA Inc, Term Loan B5
			2.93%, 05/30/2017(e)	3,242	3,242
Environmental Control - 0.08%			Heartland Dental LLC, Term Loan
ADS Waste Holdings Inc, Term Loan B2			5.50%, 12/21/2018(e)	2,951	2,947
3.75%, 10/09/2019(e)	727	723
			IASIS Healthcare LLC, Term Loan B2
Tervita Corp, Term Loan B			4.50%, 05/03/2018(e)	4,180	4,192
6.25%, 05/14/2018(e)	2,750	2,629
			LHP Operations Co LLC, Term Loan B
		$3,352	9.00%, 06/29/2018(e)	304	296
Food - 1.10%
Albertson's Holdings LLC, Term Loan B3			United Surgical Partners International Inc, Term Loan
5.00%, 08/04/2019(e)	1,000	1,003	4.75%, 04/03/2019(e)	5,121	5,120
Albertson's Holdings LLC, Term Loan B4			US Renal Care Inc, Term Loan
5.50%, 08/11/2021(e)	14,650	14,734	4.25%, 07/03/2019(e)	2,230	2,232
Albertsons LLC, Term Loan B2					$38,905
5.37%, 05/21/2019(e)	4,963	4,986

HJ Heinz Co, Term Loan B2			Holding Companies - Diversified - 0.30%
3.25%, 03/27/2020(e)	4,733	4,734
			Emerald Expositions Holding Inc, Term Loan B
Pinnacle Foods Finance LLC, Term Loan G			4.75%, 06/17/2020(e)	3,189	3,190
3.00%, 04/29/2020(e)	2,425	2,417
			MGOC Inc, Delay-Draw Term Loan B-DD
Pinnacle Foods Finance LLC, Term Loan H			4.25%, 07/30/2020(e)	3,282	3,295
3.00%, 04/29/2020(e)	493	491
			Opal Acquisition Inc, Term Loan B
SUPERVALU Inc, Term Loan			5.00%, 11/20/2020(e)	1,020	1,017
4.50%, 03/21/2019(e)	4,949	4,961

US Foods Inc, Term Loan B			Travelport Finance Luxembourg Sarl, Term Loan B
4.50%, 05/31/2019(e)	9,008	9,028	5.76%, 08/13/2021(e)	4,482	4,519
Wilton Brands LLC, Term Loan B					$12,021
7.50%, 08/22/2018(e)	1,230	1,192
		$43,546	Insurance - 0.12%
			HUB International Ltd, Term Loan B
			4.00%, 09/17/2020(e)	1,734	1,727

See accompanying notes

Schedule of Investments
Diversified Real Asset Fund
May 31, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS			SENIOR FLOATING RATE INTERESTS
(continued)	Principal Amount (000's) Value (000's)		(continued)	Principal Amount (000's) Value (000's)

Insurance (continued)			Media (continued)
USI Inc/NY, Term Loan B			Gray Television Inc, Term Loan
4.25%, 12/27/2019(e)	$2,933	$2,932	3.75%, 06/10/2021(e)	$594	$594
		$4,659	Houghton Mifflin Harcourt Publishers Inc,
			Term Loan B
Internet - 0.21%			0.00%, 05/11/2021(e),(h)	2,000	1,997
EIG Investors Corp, Term Loan B
5.00%, 11/09/2019(e)	3,063	3,053
			iHeartCommunications Inc, Term Loan D- EXT
Tibco Software Inc, Term Loan			6.93%, 01/22/2019(e)	21,205	19,800
6.51%, 11/25/2020(e)	4,655	4,654
			iHeartCommunications Inc, Term Loan E
VFH Parent LLC, Term Loan B			7.68%, 07/30/2019(e)	2,986	2,828
5.25%, 11/05/2019(e)	307	307
			MCC Iowa LLC, Term Loan G
Zayo Group LLC, Term Loan B			4.00%, 08/15/2020(e)	975	974
3.75%, 05/06/2021(e)	151	151
			McGraw-Hill Global Education Holdings
		$8,165	LLC, Term Loan
Investment Companies - 0.01%			4.75%, 03/22/2019(e)	2,766	2,783
American Capital Ltd, Term Loan B
3.50%, 08/22/2017(e)	327	326	Mediacom Illinois LLC, Delay-Draw Term Loan G-DD
			3.75%, 06/18/2021(e)	498	497
			MTL Publishing LLC, Term Loan B
Leisure Products & Services - 0.15%			3.75%, 03/05/2018(e)	3,053	3,051
Bombardier Recreational Products Inc, Term			Numericable US LLC, Term Loan B1
Loan B			4.50%, 04/23/2020(e)	4,779	4,790
4.00%, 01/23/2019(e)	3,796	3,791
			Numericable US LLC, Term Loan B2
Equinox Holdings Inc, Term Loan B			4.50%, 04/23/2020(e)	3,951	3,961
5.00%, 01/31/2020(e)	1,225	1,231
			Springer Science, Term Loan
Sabre GLBL Inc, Term Loan B2			4.75%, 08/14/2020(e)	1,650	1,651
4.00%, 02/19/2019(e)	985	985
			Tribune Media Co, Term Loan B
		$6,007	4.00%, 11/20/2020(e)	17,327	17,333
Leisure Time - 0.04%			Virgin Media Investment Holdings Ltd, Term
Planet Fitness, Term Loan			Loan B
4.75%, 03/26/2021(e)	1,278	1,278	3.50%, 02/15/2020(e)	1,207	1,203
Sabre GLBL Inc, Term Loan C			WideOpenWest Finance LLC, Term Loan B
3.50%, 02/15/2018(e)	180	180	4.50%, 04/01/2019(e)	3,179	3,176
		$1,458	Ziggo BV, Delay-Draw Term Loan B3-DD
			3.50%, 01/15/2022(e)	2,210	2,200
Lodging - 0.48%			Ziggo BV, Term Loan B1
Boyd Gaming Corp, Term Loan B			3.50%, 01/15/2022(e)	2,099	2,089
4.00%, 08/07/2020(e)	2,095	2,101	Ziggo BV, Term Loan B2
CityCenter Holdings LLC, Term Loan B			3.50%, 01/15/2022(e)	1,441	1,435
4.25%, 10/09/2020(e)	2,273	2,280			$85,671
Hilton Worldwide Finance LLC, Term Loan
B			Miscellaneous Manufacturing - 0.20%
3.50%, 09/23/2020(e)	10,326	10,341	Gates Global LLC, Term Loan
			4.25%, 06/11/2021(e)	7,761	7,725
Intrawest Operations Group LLC, Term Loan
B
4.75%, 11/26/2020(e)	1,112	1,118	Oil & Gas - 0.17%
MGM Resorts International, Term Loan B
3.50%, 12/13/2019(e)	2,935	2,931	Drillships Financing Holding Inc, Term Loan B1
		$18,771	6.00%, 02/02/2021(e)	2,237	1,916
Machinery - Construction & Mining - 0.03%			Fieldwood Energy LLC, Term Loan
			8.37%, 09/20/2020(e)	2,417	1,974
North American Lifting Holdings Inc, Term
Loan
5.50%, 11/26/2020(e)	1,047	1,016	Offshore Group Investment Ltd, Term Loan B
			5.75%, 03/22/2019(e)	906	638
			Pacific Drilling SA, Term Loan B
Machinery - Diversified - 0.23%			4.50%, 05/18/2018(e)	971	841
Onex Wizard Acquisition Co I SARL, Term			Seadrill Operating LP, Term Loan B
Loan B			4.00%, 02/12/2021(e)	1,079	883
0.00%, 02/03/2022(e),(h)	250	251	Western Refining Inc, Term Loan B
RBS Global Inc, Term Loan B			4.25%, 11/25/2020(e)	563	564
4.00%, 05/14/2020(e)	2,473	2,469			$6,816
Xerium Technologies Inc, Term Loan B
5.75%, 05/02/2019(e)	2,535	2,549	Packaging & Containers - 0.08%
Zebra Technologies Corp, Term Loan B			BWAY Holding Co, Term Loan B
4.75%, 09/30/2021(e)	3,779	3,821	5.50%, 08/07/2020(e)	3,208	3,219
		$9,090

Media - 2.17%			Pharmaceuticals - 0.83%
			Catalent Pharma Solutions Inc, Term Loan B
Cengage Learning Acquisitions Inc, Term			4.25%, 05/07/2021(e)	6,356	6,377
Loan EXIT
7.00%, 03/06/2020(e)	4,040	4,049	DPx Holdings BV, Term Loan B
			4.25%, 01/22/2021(e)	2,235	2,226
Cumulus Media Holdings Inc, Term Loan B
4.25%, 12/18/2020(e)	11,936	11,260

See accompanying notes

Schedule of Investments
Diversified Real Asset Fund
May 31, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS			SENIOR FLOATING RATE INTERESTS
(continued)	PrincipalAmount (000's) Value (000's)		(continued)	Principal Amount (000's) Value (000's)

Pharmaceuticals (continued)			Retail (continued)
Generic Drug Holdings Inc, Term Loan B			Staples Inc, Term Loan B
5.00%, 10/04/2019(e)	$1,170	$1,171	0.00%, 04/23/2021(e),(h)	$2,000	$2,001
Grifols Worldwide Operations USA Inc, Term					$47,588
Loan B
3.18%, 03/05/2021(e)	1,461	1,464	Semiconductors - 0.45%
Par Pharmaceutical Cos Inc, Term Loan B2
4.00%, 09/30/2019(e)	1,869	1,868	Avago Technologies Cayman Ltd, Term Loan B
			3.75%, 04/16/2019(e)	2,849	2,851
Par Pharmaceutical Cos Inc, Term Loan B3
4.25%, 09/30/2019(e)	280	281	Freescale Semiconductor Inc, Term Loan B4
			4.25%, 02/13/2020(e)	7,952	7,971
PRA Holdings Inc, Term Loan
4.50%, 09/18/2020(e)	4,519	4,527	Freescale Semiconductor Inc, Term Loan B5
			5.00%, 01/15/2021(e)	3,966	3,994
Valeant Pharmaceuticals International Inc,
Term Loan BD2			NXP BV, Term Loan D
			3.25%, 01/10/2020(e)	3,163	3,152
3.50%, 02/13/2019(e)	1,994	1,992
Valeant Pharmaceuticals International Inc,					$17,968
Term Loan BE1			Software - 0.87%
3.50%, 06/26/2020(e)	6,053	6,052	Applied Systems Inc, Term Loan B
Valeant Pharmaceuticals International Inc,			7.50%, 01/24/2022(e)	980	985
Term Loan BF1			Blackboard Inc, Term Loan B3
4.00%, 03/11/2022(e)	7,000	7,015	4.75%, 10/04/2018(e)	3,522	3,515
		$32,973	BMC Software Finance Inc, Term Loan B
			5.00%, 08/07/2020(e)	5,560	5,457
Real Estate - 0.14%
Capital Automotive LP, Term Loan			Compuware Corp, Term Loan B2
			6.25%, 12/10/2021(e)	4,953	4,848
6.00%, 04/18/2020(e)	1,861	1,891
Capital Automotive LP, Term Loan B			Ellucian Inc, Term Loan B
			4.00%, 07/19/2018(e)	5,143	5,148
4.00%, 04/05/2019(e)	1,061	1,066
Realogy Group LLC, Term Loan B			Emdeon Inc, Term Loan B2
			3.75%, 11/02/2018(e)	3,158	3,163
3.75%, 03/05/2020(e)	2,455	2,457
		$5,414	First Data Corp, Term Loan C1
			0.00%, 03/23/2018(e),(h)	3,000	2,998
REITS - 0.25%			Genesys Telecommunications Laboratories
Communications Sales & Leasing Inc, Term			Inc, Term Loan
Loan B			4.50%, 11/04/2020(e)	1,975	1,975
5.00%, 10/14/2022(e)	9,000	8,966	Infor US Inc, Term Loan B5
Starwood Property Trust Inc, Term Loan B			3.75%, 06/03/2020(e)	3,222	3,205
3.50%, 04/17/2020(e)	726	727	MA FinanceCo LLC, Term Loan B
		$9,693	5.25%, 10/07/2021(e)	353	354
			MA FinanceCo LLC, Term Loan C
Retail - 1.20%			4.50%, 10/07/2021(e)	600	599
1011778 BC ULC, Term Loan B
0.00%, 12/10/2021(e),(h)	9,723	9,728	Magic Newco LLC, Term Loan B
			5.01%, 12/02/2018(e)	2,209	2,215
Bass Pro Group, Term Loan B					$34,462
0.00%, 06/05/2020(e),(h)	1,000	1,000
BJ's Wholesale Club Inc, Term Loan			Telecommunications - 0.42%
8.50%, 03/21/2020(e)	250	253	Avaya Inc, Term Loan B6
BJ's Wholesale Club Inc, Term Loan B			6.50%, 03/31/2018(e)	4,215	4,211
4.50%, 09/26/2019(e)	3,550	3,560	Cincinnati Bell Inc, Term Loan B
Dollar Tree Inc, Term Loan B			4.00%, 08/20/2020(e)	985	986
4.25%, 02/06/2022(e)	5,500	5,550	CommScope Inc, Term Loan
			0.00%, 05/27/2022(e),(h)	1,083	1,085
Doosan Infracore International Inc, Term Loan B			FairPoint Communications Inc, Term Loan B
4.50%, 05/14/2021(e)	2,209	2,220	7.50%, 02/14/2019(e)	3,922	3,954
Hillman Group Inc/The, Term Loan B			Intelsat Jackson Holdings SA, Term Loan B2
4.50%, 06/30/2021(e)	444	445	3.75%, 06/30/2019(e)	575	573
Hudson's Bay Co, Term Loan B			Level 3 Financing Inc, Term Loan BII
4.75%, 10/07/2020(e)	650	652	3.50%, 05/06/2022(e)	2,337	2,329
Jo-Ann Stores LLC, Term Loan			Syniverse Holdings Inc, Term Loan B
4.00%, 03/19/2018(e)	1,871	1,849	4.00%, 04/23/2019(e)	1,939	1,852
Michaels Stores Inc, Term Loan B			Telx Group Inc/The, Term Loan
3.75%, 01/24/2020(e)	1,045	1,046	7.50%, 04/03/2021(e)	500	505
New Albertsons Inc, Term Loan B			Telx Group Inc/The, Term Loan B
4.75%, 06/25/2021(e)	7,371	7,389	4.50%, 04/03/2020(e)	993	993
PetSmart Inc, Term Loan B					$16,488
4.25%, 03/10/2022(e)	5,450	5,465
Pilot Travel Centers LLC, Term Loan B			Textiles - 0.06%
4.25%, 09/30/2021(e)	449	454	Polymer Group Inc, Term Loan B
			5.25%, 12/13/2019(e)	2,472	2,481
Rite Aid Corp, Term Loan 1
5.75%, 07/07/2020(e)	3,500	3,535
Rite Aid Corp, Term Loan 2			Transportation - 0.05%
4.88%, 06/11/2021(e)	1,750	1,752	CEVA Group PLC, SYNTH LOC
Serta Simmons Holdings LLC, Term Loan B			6.32%, 03/19/2021(e)	371	353
4.25%, 09/19/2019(e)	687	689

See accompanying notes

Schedule of Investments
Diversified Real Asset Fund
May 31, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		(d)	Security exempt from registration under Rule 144A of the Securities Act of
(continued)	Amount (000's) Value (000's)		1933. These securities may be resold in transactions exempt from
			registration, normally to qualified institutional buyers. At the end of the
Transportation (continued)			period, the value of these securities totaled $78,609 or 1.99% of net assets.
CEVA Group PLC, Term Loan			(e) Variable Rate. Rate shown is in effect at May 31, 2015.
6.50%, 03/12/2021(e)	$535	$508
6.50%, 03/19/2021(e)	67	64	(f) Rate shown is the discount rate of the original purchase.
			(g) Security purchased on a when-issued basis.
CEVA Intercompany BV, Term Loan			(h)	This Senior Floating Rate Note will settle after May 31, 2015, at which
6.50%, 03/19/2021(e)	388	368
			time the interest rate will be determined.
HGIM Corp, Term Loan B
5.50%, 06/12/2020(e)	750	631
		$1,924
TOTAL SENIOR FLOATING RATE INTERESTS		$602,212	Portfolio Summary (unaudited)
U.S. GOVERNMENT & GOVERNMENT	Principal		Sector	Percent
AGENCY OBLIGATIONS - 15.77%	Amount (000's) Value (000's)		Government	25.28%
			Energy	20.84%
U.S. Treasury - 1.45%			Financial	14.28%
0.25%, 05/15/2016	$10,000	$9,997	Consumer, Non-cyclical	8.94%
0.38%, 01/15/2016	10,000	10,013	Utilities	7.62%
0.38%, 01/31/2016	5,000	5,006	Industrial	5.60%
0.50%, 04/30/2017	7,000	6,990	Basic Materials	5.01%
2.13%, 12/31/2015	10,000	10,113	Consumer, Cyclical	4.02%
2.63%, 02/29/2016	15,000	15,268	Exchange Traded Funds	3.60%
		$57,387	Communications	3.36%
U.S. Treasury Inflation-Indexed Obligations - 14.32%			Technology	1.39%
0.13%, 04/15/2016	27,234	27,396	Diversified	0.66%
0.13%, 04/15/2017	28,956	29,406	Purchased Interest Rate Swaptions	0.02%
0.13%, 04/15/2018	23,121	23,540	Purchased Options	0.02%
0.13%, 04/15/2019	50,248	51,072	Purchased Capped Options	0.00%
0.13%, 04/15/2020	20,796	21,054	Liabilities in Excess of Other Assets, Net	(0.64)%
0.13%, 01/15/2022	18,153	18,161	TOTAL NET ASSETS	100.00%
0.13%, 07/15/2022	7,259	7,280
0.13%, 01/15/2023	17,260	17,167
0.13%, 07/15/2024	47,756	47,304
0.25%, 01/15/2025	29,743	29,659
0.38%, 07/15/2023	28,297	28,706
0.63%, 07/15/2021	917	953
0.63%, 01/15/2024	31,023	31,998
0.63%, 02/15/2043	16,001	14,827
0.75%, 02/15/2042	10,746	10,296
0.75%, 02/15/2045	10,413	9,962
1.13%, 01/15/2021	21,917	23,336
1.25%, 07/15/2020	6,350	6,835
1.38%, 07/15/2018	2,387	2,542
1.38%, 01/15/2020	9,393	10,096
1.38%, 02/15/2044	24,643	27,444
1.75%, 01/15/2028	10,155	11,723
2.00%, 01/15/2026	7,929	9,267
2.13%, 02/15/2040	5,731	7,317
2.13%, 02/15/2041	4,682	6,024
2.38%, 01/15/2025	21,500	25,745
2.38%, 01/15/2027	9,256	11,272
2.50%, 07/15/2016	8,779	9,137
2.50%, 01/15/2029	8,424	10,591
3.38%, 04/15/2032	795	1,147
3.63%, 04/15/2028	14,438	20,048
3.88%, 04/15/2029	9,968	14,403
		$565,708
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$623,095
TOTAL PURCHASED OPTIONS - 0.02%		$916
TOTAL PURCHASED CAPPED OPTIONS - 0.00%		$1
TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.02%		$591
Total Investments		$3,976,899
Liabilities in Excess of Other Assets, Net - (0.64)%		$(25,293)
TOTAL NET ASSETS - 100.00%		$3,951,606

(a) Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$3,562 or 0.09% of net assets.
(c) Security is Illiquid

See accompanying notes

Schedule of Investments
Diversified Real Asset Fund
May 31, 2015 (unaudited)

Foreign Currency Contracts

							Unrealized Appreciation/(Depreciation)
Counterparty		Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset		Liability
Barclays Bank PLC		06/16/2015	CAD	5,452,165	$4,483	$4,384	$—			$(99)
Barclays Bank PLC		08/17/2015	AUD	1,925,000	1,468	1,465	—			(3)
BNP Paribas		06/15/2015	GBP	7,897,500	12,239	12,069	—			(170)
BNP Paribas		06/15/2015	JPY	733,505,518	5,905	5,911	6			—
BNP Paribas		06/16/2015	CAD	3,600,053	2,960	2,894	—			(66)
Citigroup Inc		06/16/2015	CAD	2,172,803	1,773	1,747	—			(26)
Commonwealth Bank of Australia		08/17/2015	AUD	1,885,000	1,448	1,435	—			(13)
Deutsche Bank AG		06/15/2015	GBP	1,880,000	2,958	2,873	—			(85)
Deutsche Bank AG		06/15/2015	MXN	44,256,405	2,914	2,871	—			(43)
Deutsche Bank AG		06/16/2015	CAD	11,392,030	9,350	9,159	—			(191)
JP Morgan Chase		06/15/2015	GBP	380,000	588	581	—			(7)
JP Morgan Chase		06/16/2015	CAD	3,858,898	3,175	3,103	—			(72)
RBC Dominion Securities		06/03/2015	EUR	9,754,000	10,834	10,713	—			(121)
UBS AG		06/16/2015	CAD	673,284	549	541	—			(8)
Total							$6			$(904)
							Unrealized Appreciation/(Depreciation)
Counterparty		Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset		Liability
Barclays Bank PLC		06/03/2015	EUR	18,651,000	$20,878	$20,485	$393			$—
Barclays Bank PLC		06/15/2015	GBP	1,880,000	2,947	2,873	74			—
Barclays Bank PLC		07/21/2015	MXN	84,269,000	5,617	5,453	164			—
BNP Paribas		06/16/2015	CAD	7,410,065	6,170	5,958	212			—
Citigroup Inc		06/16/2015	CAD	6,487,742	5,355	5,216	139			—
Deutsche Bank AG		06/16/2015	CAD	12,089,463	9,998	9,720	278			—
HSBC Securities Inc		06/15/2015	GBP	8,235,000	12,841	12,584	257			—
JP Morgan Chase		07/21/2015	NZD	7,837,000	5,840	5,532	308			—
UBS AG		06/16/2015	CAD	1,225,305	1,020	985	35			—
UBS AG		07/06/2015	EUR	8,782,000	9,642	9,649	—			(7)
Total							$1,860			$(7)

Amounts in thousands except contracts

Futures Contracts

								Unrealized
Type		Long/Short		Contracts	Notional Value		Fair Value Appreciation/(Depreciation)
90 Day Eurodollar; December 2017			Short	315	$77,167		$77,234			$(67)
Euro-Bobl 5 Year; June 2015			Short	4	565		566			(1)
Euro-BTP; June 2015			Short	30	4,633		4,446			187
Japan 10 Year Bond TSE; June 2015			Short	18	21,298		21,410			(112)
US 10 Year Note; September 2015			Long	317	40,194		40,477			283
US 2 Year Note; September 2015			Short	12	2,623		2,627			(4)
US 5 Year Note; September 2015			Short	99	11,793		11,853			(60)
US Long Bond; September 2015			Short	11	1,712		1,712			—
US Ultra Bond; September 2015			Short	103	16,384		16,509			(125)
Total							$			101

Amounts in thousands except contracts

Interest Rate Swaps

		(Pay)/
		Receive			Upfront
		Floating	Fixed	Expiration	Notional Premiums		Unrealized		Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date	Amount Paid/(Received) Appreciation/(Depreciation) Asset Liability
Barclays Bank PLC	US CPI Urban	Receive	2.07%	03/10/2018	$7,960	$—	$(41)	$	— $	(41)
	Consumers
	NAS(CPURNSA)
Barclays Bank PLC	US CPI Urban	Pay	1.85%	03/10/2016	7,960	—	(23)		—	(23)
	Consumers
	NAS(CPURNSA)
Total						$—	$(64)	$	— $	(64)

Amounts in thousands

See accompanying notes

Schedule of Investments
Diversified Real Asset Fund
May 31, 2015 (unaudited)

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive				Upfront
		Floating	Fixed	Expiration	Notional	Premiums	Unrealized
	Floating Rate Index	Rate	Rate	Date	Amount Paid/(Received) Appreciation/(Depreciation)					Fair Value
	3 Month LIBOR	Receive	3.06%	02/15/2040	$1,400	$—	$		(128)	$(128)
	3 Month LIBOR	Receive	3.05%	02/15/2040	$1,400	$—	$		(123)	$(123)
	3 Month LIBOR	Receive	2.80%	02/25/2025	5,700	—			(325)	(325)
	3 Month LIBOR	Receive	2.38%	04/24/2045	705	—			35	35
	3 Month LIBOR	Receive	2.42%	04/24/2045	670	—			27	27
	3 Month LIBOR	Receive	2.42%	04/24/2045	720	33			(3)	30
	3 Month LIBOR	Receive	2.39%	04/24/2045	705	39			(5)	34
Total						$72	$		(522)	$(450)

Amounts in thousands

Interest Rate Swaptions

			Pay/
			Receive				Upfront
Purchased Swaptions		Floating Rate Floating Exercise Expiration				Notional	Premiums	Fair		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount Paid/(Received) Value Appreciation/(Depreciation)
Call - 30 Year Interest Barclays Bank PLC		3 Month	Pay		3.00% 11/22/2017 $	2,200	$154		$268	$114
Rate Swap		LIBOR
Put - 10 Year Interest	Barclays Bank PLC	3 Month	Receive		2.85% 09/07/2015	9,900	90		21	(69)
Rate Swap		LIBOR
Put - 10 Year Interest	Barclays Bank PLC	3 Month	Receive		2.85% 09/07/2015	19,800	159		42	(117)
Rate Swap		LIBOR
Put - 10 Year Interest	Barclays Bank PLC	3 Month	Receive		2.85% 09/17/2015	10,000	59		26	(33)
Rate Swap		LIBOR
Put - 10 Year Interest	Barclays Bank PLC	3 Month	Receive		2.75% 01/18/2016	14,200	123		157	34
Rate Swap		LIBOR
Put - 30 Year Interest	Barclays Bank PLC	3 Month	Receive		4.00% 11/22/2017	3,100	141		77	(64)
Rate Swap		LIBOR
Total							$726		$591	$(135)

			Pay/
			Receive				Upfront
Written Swaptions		Floating Rate Floating Exercise Expiration				Notional	Premiums	Fair		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount Paid/(Received) Value Appreciation/(Depreciation)
Call - 10 Year Interest Barclays Bank PLC		3 Month	Receive		2.10% 03/07/2017 $	6,400	$(142)	$(145	) $	(3)
Rate Swap		LIBOR
Call - 10 Year Interest Barclays Bank PLC		3 Month	Receive		2.10% 03/07/2017	3,200	(61)		(73)	(12)
Rate Swap		LIBOR
Call - 10 Year Interest Barclays Bank PLC		3 Month	Receive		2.10% 03/17/2017	3,200	(81)		(73)	8
Rate Swap		LIBOR
Put - 10 Year Interest	Barclays Bank PLC	3 Month	Pay		3.10% 03/07/2017	6,400	(180)	(144)		36
Rate Swap		LIBOR
Put - 10 Year Interest	Barclays Bank PLC	3 Month	Pay		3.10% 03/17/2017	3,200	(81)		(74)	7
Rate Swap		LIBOR
Put - 10 Year Interest	Barclays Bank PLC	3 Month	Pay		3.10% 03/07/2017	3,200	(94)		(72)	22
Rate Swap		LIBOR
Total							$(639) $ (581) $			58

Amounts in thousands

Options

						Upfront Premiums				Unrealized
Purchased Options Outstanding	Exercise Price Expiration Date				Contracts	Paid/(Received)	Fair Value		Appreciation/(Depreciation)
Call - US 10 Year Note Future		$128.50	08/24/2015		186	$146		$190		$44
Call - USD versus CAD		$1.28	07/06/2015		22,040,000	87		73		(14)
Call - USD versus CAD		$1.21	06/16/2015		14,890,000	69		48		(21)
Call - USD versus JPY		$125.50	06/12/2015		29,455,000	66		84		18
Put - 90 Day Eurodollar Future		$98.50	06/12/2015		520	98		4		(94)
Put - 90 Day Eurodollar Future		$98.75	07/13/2015		720	153		112		(41)
Put - AUD versus USD	AUD	0.78	08/14/2015		7,390,000	84		170		86
Put - AUD versus USD	AUD	0.78	07/06/2015		15,260,000	127		110		(17)
Put - US 10 Year Note Future		$125.50	07/27/2015		75	46		28		(18)
Put - USD versus CAD		$1.22	07/06/2015		22,040,000	95		82		(13)
Put - USD versus JPY		$120.50	06/12/2015		29,455,000	56		15		(41)
Total						$1,027		$916		$(111)

See accompanying notes

				Schedule of Investments
Diversified Real Asset Fund
May 31, 2015 (unaudited)

Options (continued)

						Upfront Premiums					Unrealized
Written Options Outstanding		Exercise Price Expiration Date			Contracts	Paid/(Received)			Fair Value	Appreciation/(Depreciation)
Call - AUD versus USD		AUD	0.82	08/14/2015	7,390,000		$(61	) $	(12)		$49
Call - EUR versus USD		EUR	1.16	08/07/2015	5,305,000		(66)		(23)		43
Call - EUR versus USD		EUR	1.15	08/03/2015	5,305,000		(62)		(25)		37
Call - US 10 Year Note Future			$128.00	07/27/2015	26		(19)		(25)		(6)
Call - US 10 Year Note Future			$130.50	08/24/2015	186		(64)		(82)		(18)
Call - USD versus JPY			$126.50	11/02/2015	5,825,000		(47)		(91)		(44)
Put - 90 Day Eurodollar Future			$98.50	07/13/2015	365		(18)		(12)		6
Put - AUD versus USD		AUD	0.78	08/14/2015	7,390,000		(178)		(171)		7
Put - USD versus JPY			$113.50	11/02/2015	5,825,000		(47)		(15)		32
Total							$(562	) $	(456)		$106

Amounts in thousands except contracts

Purchased Capped Options

							Upfront
	Counterparty		Strike		Expiration	Notional	Premiums				Unrealized
Description	(Issuer)		Index	Exercise Index	Date	Amoun Paid/(Received) Fair Value					Appreciation/(Depreciation)
Floor - Eurostat	Barclays Bank PLC		0.15%	Max (0, 0%-	11/19/2015 EUR 3,280 $		7			$1	$(6)
Eurozone HICP ex				CPTFEMU)
Tobacco NSA
Total							$7			$1	$(6)

Amounts in thousands

See accompanying notes

Schedule of Investments
Dynamic High Yield Explorer Fund
May 31, 2015 (unaudited)

COMMON STOCKS - 1.18%	Shares Held	Value (000	's)		Principal
				BONDS (continued)	Amount (000's)	Value (000's)
Publicly Traded Investment Fund - 1.18%
PowerShares Senior Loan Portfolio	7,500	$181		Mining - 0.75%
				FMG Resources August 2006 Pty Ltd
TOTAL COMMON STOCKS		$181		9.75%, 03/01/2022(a)	$110	$115
INVESTMENT COMPANIES - 9.30%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 9.30%				Oil & Gas - 2.53%
BlackRock Liquidity Funds FedFund Portfolio	1,424,364	1,424		EP Energy LLC / Everest Acquisition Finance
				Inc
TOTAL INVESTMENT COMPANIES		$1,424		7.75%, 09/01/2022	205	215
	Principal			Halcon Resources Corp
BONDS- 37.08%	Amount (000's)	Value (000	's)	9.75%, 07/15/2020	100	72
				QEP Resources Inc
Automobile Manufacturers - 4.42%				6.80%, 04/01/2018	95	100
General Motors Financial Co Inc						$387
4.00%, 01/15/2025	$145	$144
Jaguar Land Rover Automotive PLC				Packaging & Containers - 0.72%
4.13%, 12/15/2018(a)	295	303		Beverage Packaging Holdings Luxembourg II
Navistar International Corp				SA / Beverage Packaging Holdings II
				5.63%, 12/15/2016(a)	110	111
8.25%, 11/01/2021	230	230
		$677

Automobile Parts & Equipment - 0.43%				Real Estate - 1.12%
Dana Holding Corp				Crescent Resources LLC / Crescent Ventures
5.50%, 12/15/2024	65	66		Inc
				10.25%, 08/15/2017(a)	160	171

Banks - 4.30%
Barclays PLC				Retail - 2.86%
8.25%, 12/29/2049(b)	200	214		Landry's Holdings II Inc
				10.25%, 01/01/2018(a)	280	292
JP Morgan Chase & Co
5.00%, 12/29/2049(b)	300	296		New Academy Finance Co LLC / New
				Academy Finance Corp
Popular Inc				8.00%, PIK 8.75%, 06/15/2018(a),(c)	145	146
7.00%, 07/01/2019	145	148
		$658				$438

Building Materials - 2.99%				Software - 0.90%
				Activision Blizzard Inc
Cemex SAB de CV				6.13%, 09/15/2023(a)	125	138
7.25%, 01/15/2021(a)	425	458

Diversified Financial Services - 2.50%				Telecommunications - 5.34%
				Altice Finco SA
Denali Borrower LLC / Denali Finance Corp				7.63%, 02/15/2025(a)	290	297
5.63%, 10/15/2020(a)	210	223
				B Communications Ltd
Icahn Enterprises LP / Icahn Enterprises				7.38%, 02/15/2021(a)	210	224
Finance Corp
				Wind Acquisition Finance SA
4.88%, 03/15/2019	155	160		4.75%, 07/15/2020 (a)	295	297
		$383				$818
Home Builders - 1.06%
Lennar Corp				Transportation - 1.60%
4.13%, 12/01/2018	160	163		Navios Maritime Acquisition Corp / Navios
				Acquisition Finance US Inc
				8.13%, 11/15/2021(a)	75	76
Insurance - 0.98%				Navios Maritime Holdings Inc / Navios
Voya Financial Inc				Maritime Finance II US Inc
5.65%, 05/15/2053(b)	145	150		8.13%, 02/15/2019	200	169
						$245
Internet - 0.68%				TOTAL BONDS		$5,678
Zayo Group LLC / Zayo Capital Inc				SENIOR FLOATING RATE INTERESTS -		Principal
10.13%, 07/01/2020	92	104		57.72%	Amount (000's) Value (000's)
				Aerospace & Defense - 2.89%
Media - 3.40%				B/E Aerospace Inc, Term Loan B
DISH DBS Corp				4.00%, 11/19/2021(b)	$439	$443
4.25%, 04/01/2018	355	365
WideOpenWest Finance LLC /				Automobile Parts & Equipment - 1.91%
WideOpenWest Capital Corp				Federal-Mogul Holdings Corp, Term Loan C
10.25%, 07/15/2019	145	155		4.75%, 04/02/2021(b)	294	293
		$520

Metal Fabrication & Hardware - 0.50%				Building Materials - 1.09%
Wise Metals Intermediate Holdings LLC/Wise				GYP Holdings III Corp, Term Loan B
Holdings Finance Corp				7.75%, 03/25/2022(b)	175	167
9.75%, PIK 10.50%, 06/15/2019(a),(c)	70	76

See accompanying notes				41

Schedule of Investments
Dynamic High Yield Explorer Fund
May 31, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Chemicals - 7.82%			Iron & Steel - 0.86%
A Schulman Inc, Term Loan B			Signode Industrial Group US Inc, Term Loan
0.00%, 05/11/2022(b),(d)	$135	$135	B
Aruba Investments Inc, Term Loan B			3.75%, 04/08/2021(b)	$132	$132
5.25%, 01/28/2022(b)	100	101
Axiall Holdco Inc, Term Loan B
4.00%, 02/25/2022(b)	225	227	Lodging - 0.86%
AZ Chem US Inc, Term Loan			Hilton Worldwide Finance LLC, Term Loan
7.50%, 06/10/2022(b)	300	297	B
			3.50%, 09/23/2020(b)	131	131
Emerald Performance Materials LLC, Term
Loan
7.75%, 07/22/2022(b)	265	264	Media - 2.44%
Ineos US Finance LLC, Term Loan B			Cumulus Media Holdings Inc, Term Loan B
3.75%, 05/04/2018(b)	173	173	4.25%, 12/23/2020(b)	239	225
		$1,197
			Univision Communications Inc, Term Loan C4
Computers - 0.97%			4.00%, 03/01/2020(b)	149	149
Oberthur Technologies of America Corp,					$374
Term Loan B2
4.50%, 10/18/2019(b)	149	149	Mining - 4.15%
			American Rock Salt Co LLC, Term Loan
			8.00%, 05/16/2022(b)	295	301
Consumer Products - 0.80%
Dell International LLC, Term Loan B
4.50%, 03/24/2020(b)	123	123	FMG Resources August 2006 Pty Ltd, Term Loan B
			3.75%, 06/30/2019(b)	369	334
					$635
Diversified Financial Services - 0.98%
Delos Finance Sarl, Term Loan B			Oil & Gas - 4.47%
3.50%, 02/26/2021(b)	150	150	Drillships Financing Holding Inc, Term Loan
			B1
			6.00%, 03/31/2021(b)	248	212
Electronics - 3.36%			Seadrill Operating LP, Term Loan B
Isola USA Corp, Term Loan B			4.00%, 02/12/2021(b)	377	308
9.25%, 11/29/2018(b)	234	226	Seventy Seven Operating LLC, Term Loan B
TTM Technologies Inc, Term Loan B			3.75%, 06/17/2021(b)	175	164
0.00%, 05/07/2021(b),(d)	290	288			$684
		$514
			Pharmaceuticals - 5.49%
Entertainment - 5.04%			DPx Holdings BV, Term Loan B
CCM Merger Inc, Term Loan B			4.25%, 01/22/2021(b)	149	148
4.50%, 07/30/2021(b)	354	356	Grifols Worldwide Operations USA Inc, Term
			Loan B
Lions Gate Entertainment Corp, Term Loan B			3.18%, 03/05/2021(b)	174	174
5.00%, 03/11/2022(b)	145	145	Horizon Pharma Inc, Term Loan B
WMG Acquisition Corp, Term Loan B			4.50%, 04/29/2021(b)	45	45
3.75%, 07/07/2020(b)	273	270	Par Pharmaceutical Cos Inc, Term Loan B2
		$771	4.00%, 09/30/2019(b)	174	174
			Valeant Pharmaceuticals International Inc,
Forest Products & Paper - 4.70%			Term Loan BD2
Caraustar Industries Inc, Term Loan B			3.50%, 02/13/2019(b)	200	200
8.00%, 05/01/2019(b)	369	371
NewPage Corp, Term Loan B			Valeant Pharmaceuticals International Inc,
9.50%, 02/05/2021(b)	406	348	Term Loan BF1
			0.00%, 04/01/2022(b),(d)	100	100
		$719			$841
Healthcare - Products - 0.33%
Kinetic Concepts Inc, Term Loan E1			REITS - 1.23%
4.50%, 05/04/2018(b)	50	50	iStar Financial Inc, Term Loan A2
			7.00%, 03/19/2017(b)	184	188

Healthcare - Services - 1.06%
			Retail - 5.44%
			Dollar Tree Inc, Term Loan B
MPH Acquisition Holdings LLC, Term Loan B			4.26%, 02/06/2022(b)	30	30
3.75%, 03/19/2021(b)	143	142
			Michaels Stores Inc, Term Loan B2
Radnet Management Inc, Term Loan B			4.00%, 01/20/2028(b)	219	219
4.28%, 10/10/2018(b)	20	20
			Neiman Marcus Group LTD LLC, Term
		$162	Loan
Insurance - 1.83%			4.25%, 10/25/2020(b)	293	293
Asurion LLC, Term Loan			PetSmart Inc, Term Loan B
8.50%, 02/19/2021(b)	275	281	4.25%, 03/11/2022(b)	145	146

See accompanying notes

		Schedule of Investments
		Dynamic High Yield Explorer Fund
		May 31, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000	's)

Retail (continued)
Staples Inc, Term Loan B
0.00%, 04/23/2021(b),(d)	$145	$145
		$833
TOTAL SENIOR FLOATING RATE INTERESTS		$8,837
Total Investments		$16,120
Liabilities in Excess of Other Assets, Net - (5.28)%		$(808)
TOTAL NET ASSETS - 100.00%		$15,312

(a)		Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,927 or 19.12% of net assets.
(b)	Variable Rate. Rate shown is in effect at May 31, 2015.
(c)		Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(d)		This Senior Floating Rate Note will settle after May 31, 2015, at which time the interest rate will be determined.

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Cyclical		22.01%
Basic Materials		18.28%
Industrial		13.15%
Financial		12.95%
Communications		11.86%
Exchange Traded Funds		10.48%
Consumer, Non-cyclical		7.68%
Energy		7.00%
Technology		1.87%
Liabilities in Excess of Other Assets, Net		(5.28)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

COMMON STOCKS - 46.19%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.06%			Automobile Parts & Equipment (continued)
Gendai Agency Inc	10,700	$58	NGK Insulators Ltd	5,300	$131
Interpublic Group of Cos Inc/The	34,915	713	NGK Spark Plug Co Ltd	21,500	649
Journal Media Group Inc	886	7	Nissin Kogyo Co Ltd	16,800	284
Moshi Moshi Hotline Inc	23,400	277	Pirelli & C. SpA	39,882	677
Omnicom Group Inc	10,736	800	Rheinmetall AG	22,248	1,171
		$1,855	Sumitomo Electric Industries Ltd	42,540	676
			Takata Corp	30,800	337
Aerospace & Defense - 1.08%			Tokai Rika Co Ltd	24,600	633
B/E Aerospace Inc	99,133	5,684	Toyo Tire & Rubber Co Ltd	23,800	528
Boeing Co/The	18,030	2,534	Toyoda Gosei Co Ltd	36,700	909
Finmeccanica SpA (a)	124,382	1,653	Toyota Boshoku Corp	51,400	815
General Dynamics Corp	11,090	1,555	Toyota Industries Corp	12,915	775
IHI Corp	85,000	408	TPR Co Ltd	1,000	29
Jamco Corp	23,625	727			$13,917
Kawasaki Heavy Industries Ltd	67,000	337
KLX Inc (a)	14,965	656	Banks - 2.22%
L-3 Communications Holdings Inc	23,678	2,790	Alpha Bank AE (a)	694,085	253
Lockheed Martin Corp	23,494	4,422	Banca Popolare di Milano Scarl	1,085,549	1,126
MTU Aero Engines AG	1,186	113	Banco Popolare SC (a)	5,514	93
Northrop Grumman Corp	28,042	4,464	Banco Santander SA	74,277	530
Raytheon Co	29,887	3,086	Bank of America Corp	168,230	2,776
Rockwell Collins Inc	16,308	1,552	Bank of Hawaii Corp	6,890	432
Safran SA	8,117	574	Bank of New York Mellon Corp/The	77,020	3,340
TransDigm Group Inc	3,748	847	BNP Paribas SA	16,035	966
United Technologies Corp	24,110	2,825	BOK Financial Corp	17,558	1,136
		$34,227	CaixaBank SA	213,824	1,024
			Capital One Financial Corp	15,090	1,261
Agriculture - 0.46%			Citigroup Inc	131,071	7,088
Altria Group Inc	41,680	2,134	City National Corp/CA	15,238	1,405
Archer-Daniels-Midland Co	12,570	664	Commerzbank AG (a)	2,696	36
Lorillard Inc	97,988	7,102	Cullen/Frost Bankers Inc	18,506	1,359
Philip Morris International Inc	21,970	1,825	Danske Bank A/S (b)	6,253	183
Reynolds American Inc	33,260	2,553	DNB ASA (b)	35,685	625
Swedish Match AB	8,390	250	EFG International AG (a)	85,755	1,189
		$14,528	Eighteenth Bank Ltd/The	27,000	84
Airlines - 0.51%			First Republic Bank/CA	17,918	1,085
American Airlines Group Inc	265,734	11,259	Grupo Financiero Galicia SA ADR	13,009	261
Delta Air Lines Inc	41,420	1,778	Hancock Holding Co	21,870	637
Deutsche Lufthansa AG (a)	19,190	270	Hudson Valley Holding Corp	12,100	313
Japan Airlines Co Ltd	10,398	356	Huntington Bancshares Inc/OH	243,680	2,712
JetBlue Airways Corp (a)	39,840	803	ING Groep NV	472,056	7,794
Southwest Airlines Co	11,171	414	JP Morgan Chase & Co	13,130	864
United Continental Holdings Inc (a)	26,299	1,436	Jyske Bank A/S (a)	2,478	119
		$16,316	M&T Bank Corp	27,141	3,281
			Mediobanca SpA	35,485	366
Apparel - 0.18%			Mitsubishi UFJ Financial Group Inc	577,358	4,257
Asics Corp	17,871	475	Mizuho Financial Group Inc	1,149,600	2,531
Descente Ltd	6,901	105	Morgan Stanley	2,447	93
Hanesbrands Inc	15,360	489	Nordea Bank AB	745	10
Iconix Brand Group Inc (a)	73,760	1,905	Oita Bank Ltd/The	36,000	150
Michael Kors Holdings Ltd (a)	368	17	Piraeus Bank SA (a)	324,924	180
Moncler SpA	6,894	131	PNC Financial Services Group Inc/The	19,172	1,835
VF Corp	38,680	2,724	Prosperity Bancshares Inc	17,010	911
		$5,846	Regions Financial Corp	47,480	479
			Seven Bank Ltd	106,317	501
Automobile Manufacturers - 0.18%			Shinsei Bank Ltd	392,800	793
Fiat Chrysler Automobiles NV (a)	72,267	1,156
			Skandinaviska Enskilda Banken AB	36,755	455
Hino Motors Ltd	16,500	224	Square 1 Financial Inc (a)	16,671	435
Honda Motor Co Ltd	50,000	1,719	State Street Corp	19,450	1,516
Mazda Motor Corp	29,800	638	Sumitomo Mitsui Financial Group Inc	84,725	3,845
PACCAR Inc	32,288	2,052	Susquehanna Bancshares Inc	119,185	1,655
		$5,789	Swedbank AB	4,226	99
Automobile Parts & Equipment - 0.44%			Synovus Financial Corp	23,630	686
Aisan Industry Co Ltd	32,400	301	TCF Financial Corp	39,990	629
Allison Transmission Holdings Inc	66,230	2,027	Texas Capital Bancshares Inc (a)	20,150	1,096
Continental AG (b)	772	178	Tochigi Bank Ltd/The	39,000	210
Daikyonishikawa Corp	14,360	485	Tokyo TY Financial Group Inc	10,823	361
Delphi Automotive PLC	7,680	668	UBS Group AG (a)	86,304	1,857
Denso Corp	12,570	656	UniCredit SpA	56,247	395
Exedy Corp	19,800	515	Unione di Banche Italiane SCpA	76,176	623
Georg Fischer AG	81	61	Wells Fargo & Co	22,856	1,279
Johnson Controls Inc	10,330	537	Wilshire Bancorp Inc	85,705	946
Keihin Corp	39,800	664	Yamanashi Chuo Bank Ltd/The	44,000	201
Koito Manufacturing Co Ltd	5,405	211			$70,366

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Beverages - 1.42%			Chemicals (continued)
Anheuser-Busch InBev NV ADR	118,270	$14,259	Linde AG	322	$62
Asahi Group Holdings Ltd	13,110	419	Lonza Group AG (a)	8,258	1,161
C&C Group PLC	179,529	693	Methanex Corp	33,382	1,852
Coca-Cola Co/The	125,956	5,159	Mitsubishi Gas Chemical Co Inc	129,700	751
Coca-Cola Enterprises Inc	31,524	1,394	Mitsui Chemicals Inc	304,640	990
Constellation Brands Inc	7,230	852	Nippon Shokubai Co Ltd	21,100	291
Dr Pepper Snapple Group Inc	10,312	790	Nitto Denko Corp	8,400	651
Heineken NV	91,320	7,146	Platform Specialty Products Corp (a),(d)	121,792	3,187
Molson Coors Brewing Co	155,728	11,427	Praxair Inc (c)	19,929	2,449
Monster Beverage Corp (a)	9,606	1,223	RPM International Inc	40,500	2,026
PepsiCo Inc	6,375	615	Sherwin-Williams Co/The	14,486	4,174
Treasury Wine Estates Ltd	256,347	1,049	Showa Denko KK	91,000	127
		$45,026	Sigma-Aldrich Corp (b)	26,088	3,634
			Sumitomo Bakelite Co Ltd	121,720	566
Biotechnology - 0.63%			Symrise AG	2,577	164
Alnylam Pharmaceuticals Inc (a),(c)	6,809	893
			Teijin Ltd	94,000	350
Amgen Inc	12,584	1,966	Tokyo Ohka Kogyo Co Ltd	6,908	209
Arena Pharmaceuticals Inc (a)	199,113	782
Biogen Inc (a),(c)	8,619	3,421	Umicore SA	5,362	263
Celgene Corp (a)	25,242	2,889	Valspar Corp/The	14,560	1,215
Five Prime Therapeutics Inc (a)	7,829	201	Wacker Chemie AG	19,556	2,126
			Yara International ASA	8,338	420
Gilead Sciences Inc	28,923	3,247			$66,284
Illumina Inc (a)	4,449	917
Incyte Corp (a)	7,655	843	Coal - 0.06%
PTC Therapeutics Inc (a)	6,355	369	Consol Energy Inc	23,040	641
Puma Biotechnology Inc (a)	1,910	373	SunCoke Energy Inc	74,840	1,217
Regeneron Pharmaceuticals Inc (a)	4,051	2,076			$1,858
Synageva BioPharma Corp (a)	5,022	1,072
Vertex Pharmaceuticals Inc (a)	6,359	816	Commercial Services - 1.32%
			Adecco SA (a)	1,716	136
		$19,865	ADT Corp/The	37,880	1,382
Building Materials - 0.97%			Aeon Delight Co Ltd	12,000	328
BRAAS Monier Building Group SA	62,959	1,771	Applus Services SA (a)	1,014	12
Bunka Shutter Co Ltd	11,800	100	Atlantia SpA	3,788	98
Cie de Saint-Gobain	41,632	1,936	Automatic Data Processing Inc	12,736	1,089
CRH PLC	5,475	153	Benesse Holdings Inc	5,100	133
CRH PLC	66,530	1,863	Cintas Corp	11,930	1,027
Fortune Brands Home & Security Inc	84,801	3,889	CoStar Group Inc (a)	22,282	4,655
Geberit AG	1,960	706	Ellaktor SA (a)	102,085	190
HeidelbergCement AG (b)	11,185	908	Equifax Inc	8,510	854
Lafarge SA	14,702	1,036	Global Payments Inc	10,870	1,135
Lennox International Inc	28,436	3,202	Hertz Global Holdings Inc (a)	481,351	9,574
Louisiana-Pacific Corp (a)	191,903	3,472	ISS A/S	2,371	81
Martin Marietta Materials Inc	3,469	517	LifeLock Inc (a)	19,750	301
Masco Corp	51,426	1,392	MasterCard Inc	14,150	1,305
Norbord Inc	193,548	4,132	McGraw Hill Financial Inc (c)	25,322	2,627
Owens Corning Inc	20,560	871	Monster Worldwide Inc (a)	192,625	1,169
Sanwa Holdings Corp	53,900	468	Moody's Corp	18,544	2,005
Sika AG	98	337	Outsourcing Inc	18,100	254
Vulcan Materials Co	27,210	2,447	Prosegur Cia de Seguridad SA	6,036	33
Wienerberger AG	93,732	1,497	QinetiQ Group PLC	157,020	569
		$30,697	Randstad Holding NV	3,080	178
			Robert Half International Inc	54,036	3,046
Chemicals - 2.09%			Securitas AB	31,512	429
Air Products & Chemicals Inc	101,215	14,854	SEI Investments Co (c)	29,372	1,405
Airgas Inc	4,360	445	TechnoPro Holdings Inc (a)	30,661	758
Akzo Nobel NV (b)	121,169	9,213
			Total System Services Inc	90,590	3,732
Ashland Inc	20,490	2,610	TriNet Group Inc (a)	18,717	560
Brenntag AG (b)	7,560	457
			United Rentals Inc (a)	30,830	2,741
Clariant AG (a)	3,292	71
Daicel Corp	16,339	212			$41,806
Dow Chemical Co/The	22,369	1,165	Computers - 1.16%
Eastman Chemical Co	49,580	3,806	Accenture PLC - Class A	23,165	2,225
Ecolab Inc	4,790	549	Apple Inc	104,511	13,616
Evonik Industries AG	8	—	Computer Sciences Corp	29,868	2,049
Fujimi Inc	11,100	168	Ferrotec Corp	26,300	145
Givaudan SA (a)	209	383	Fujitsu Ltd	453,895	2,538
Hitachi Chemical Co Ltd	25,300	499	Hewlett-Packard Co	122,185	4,081
Huntsman Corp	120,862	2,712	IGATE Corp (a)	15,592	741
International Flavors & Fragrances Inc	5,050	601	International Business Machines Corp	17,350	2,943
JSR Corp	49,000	889	Itochu Techno-Solutions Corp	28,800	678
Kansai Paint Co Ltd	15,338	264	Japan Digital Laboratory Co Ltd	8,500	120
Koninklijke DSM NV	10,061	596	Leidos Holdings Inc	13,830	588
LANXESS AG	2,186	122	Melco Holdings Inc	18,400	360

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electric (continued)
NCR Corp (a)	96,260	$2,893	EnerNOC Inc (a)	116,526	$1,121
NET One Systems Co Ltd	58,800	438	Entergy Corp	9,210	704
Obic Co Ltd	12,362	505	Fortum OYJ	5,553	106
SCSK Corp	15,600	422	Hawaiian Electric Industries Inc	52,737	1,611
Stratasys Ltd (a)	27,458	976	Hera SpA	55,990	148
Synaptics Inc (a)	6,500	648	Iberdrola SA (b)	224,525	1,552
TDK Corp	8,377	668	Integrys Energy Group Inc (b)	31,003	2,229
		$36,634	NRG Energy Inc	70,220	1,769
			Pampa Energia SA ADR(a)	6,624	94
Consumer Products - 0.16%			Pepco Holdings Inc	98,697	2,689
Avery Dennison Corp	15,550	963	Red Electrica Corp SA	3,590	302
Church & Dwight Co Inc	25,837	2,169	Terna Rete Elettrica Nazionale SpA	18,770	90
Clorox Co/The	10,810	1,164	UIL Holdings Corp	1,621	82
Samsonite International SA	214,510	778			$18,740
		$5,074
			Electrical Components & Equipment - 0.23%
Cosmetics & Personal Care - 0.12%			Acuity Brands Inc	15,810	2,790
Artnature Inc	8,800	77	Advanced Energy Industries Inc (a)	26,740	763
Estee Lauder Cos Inc/The	8,810	770	Capstone Turbine Corp (a)	820,597	345
Kose Corp	7,435	486	Funai Electric Co Ltd	44,900	545
Pigeon Corp	15,138	396	Generac Holdings Inc (a)	21,714	907
Procter & Gamble Co/The	18,525	1,452	GrafTech International Ltd (a)	1,972	10
Svenska Cellulosa AB SCA	22,848	597	Osram Licht AG	7,933	419
		$3,778	Prysmian SpA	7,075	160
Distribution & Wholesale - 0.19%			SunPower Corp (a)	27,744	843
Genuine Parts Co	21,390	1,935	Ushio Inc	40,000	587
HD Supply Holdings Inc (a)	27,940	907			$7,369
Hitachi High-Technologies Corp	5,377	151	Electronics - 0.57%
LKQ Corp (a)	44,880	1,282
			Agilent Technologies Inc	19,043	784
Rexel SA	75,978	1,392	Alps Electric Co Ltd	15,990	409
Tomoe Engineering Co Ltd	9,000	126	Arrow Electronics Inc (a)	30,422	1,849
Yondoshi Holdings Inc	12,800	276	Benchmark Electronics Inc (a)	17,150	399
		$6,069	GoPro Inc (a)	15,918	883
Diversified Financial Services - 0.66%			Hamamatsu Photonics KK	19,494	599
American Express Co	15,413	1,229	Horiba Ltd	2,600	103
Ameriprise Financial Inc	16,930	2,109	Hosiden Corp	67,500	489
BlackRock Inc	17,209	6,294	Hoya Corp	8,844	325
CME Group Inc/IL	4,460	420	IMAX Corp (a)	14,922	602
E*Trade Financial Corp (a)	17,950	529	Keyence Corp	867	465
GAM Holding AG (a)	15,003	335	Keysight Technologies Inc (a)	30,440	1,000
Greenhill & Co Inc	27,070	1,054	Koninklijke Philips NV	7,823	213
Hellenic Exchanges - Athens Stock Exchange	64,495	371	Kuroda Electric Co Ltd	27,800	493
SA Holding			Methode Electronics Inc	36,198	1,699
Home Loan Servicing Solutions Ltd (b)	40,435	28	Minebea Co Ltd	22,590	415
Huatai Securities Co Ltd (a),(e),(f)	109,373	350	Mitsumi Electric Co Ltd	23,600	166
IBJ Leasing Co Ltd	16,100	342	Murata Manufacturing Co Ltd	2,211	358
Ichiyoshi Securities Co Ltd	17,800	172	Nichicon Corp	66,300	558
Invesco Ltd	19,120	761	Nippon Ceramic Co Ltd	13,900	198
Investment Technology Group Inc	15,320	411	Sanmina Corp (a)	35,520	769
Japan Exchange Group Inc	19,054	576	SCREEN Holdings Co Ltd	165,000	1,265
Kenedix Inc	77,100	327	Siix Corp	4,474	130
Legg Mason Inc	28,404	1,516	TE Connectivity Ltd	27,521	1,899
LendingClub Corp (a),(d),(g)	4,760	91	Tokyo Seimitsu Co Ltd	27,100	627
Mirae Asset Securities Co Ltd	52	3	Trimble Navigation Ltd (a)	18,040	423
Mitsubishi UFJ Lease & Finance Co Ltd	84,100	440	Watts Water Technologies Inc	11,301	600
NASDAQ OMX Group Inc/The	13,516	699	Yaskawa Electric Corp	26,100	365
Partners Group Holding AG	828	260			$18,085
Raymond James Financial Inc	11,253	654	Energy - Alternate Sources - 0.18%
Springleaf Holdings Inc (a)	20,153	958
			GCL-Poly Energy Holdings Ltd (a)	3,067,705	817
Visa Inc	6,960	478	Green Plains Inc	15,960	524
Zenkoku Hosho Co Ltd	14,280	478	SunEdison Inc (a)	145,723	4,368
		$20,885			$5,709

Electric - 0.59%			Engineering & Construction - 0.41%
Ameren Corp	26,230	1,055	Abengoa SA	55,798	187
Cleco Corp	28,047	1,522	Acciona SA	1,678	129
DTE Energy Co	17,590	1,394	ACS Actividades de Construccion y Servicios	21,907	706
E.ON SE	39,664	584	SA (b)
EDP - Energias de Portugal SA	4	—	AECOM (a)	107,776	3,560
Empresa Distribuidora Y Comercializadora	8,677	126	Balfour Beatty PLC	393,242	1,498
Norte ADR(a)
Endesa SA (b)	52,514	981	Boskalis Westminster NV	9,953	492
			Ferrovial SA (b)	18,353	396
Enel SpA	119,470	581	Flughafen Zuerich AG	436	345

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Engineering & Construction (continued)			Gas (continued)
HOCHTIEF AG (b)	2,993	$228	NiSource Inc	23,820	$1,124
Jacobs Engineering Group Inc (a)	30,628	1,325	Snam SpA (b)	31,829	158
Kyudenko Corp	20,500	304	UGI Corp	107,516	4,021
NCC AB	116	4			$8,600
Nippon Densetsu Kogyo Co Ltd	14,300	249
Sacyr SA (a)	5,721	24	Hand & Machine Tools - 0.07%
Skanska AB	26,932	561	DMG Mori Seiki Co Ltd	48,200	950
Taisei Corp	28,126	153	Schindler Holding AG - PC	2	—
Tecnicas Reunidas SA	17,312	861	SMC Corp/Japan	1,001	302
Toyo Engineering Corp (a)	66,000	170	Stanley Black & Decker Inc	9,738	998
Vinci SA	24,609	1,459			$2,250
Yumeshin Holdings Co Ltd	44,000	283	Healthcare - Products - 0.48%
		$12,934	Asahi Intecc Co Ltd	9,934	582
Entertainment - 0.04%			Becton Dickinson and Co	29,814	4,189
Avex Group Holdings Inc	19,700	367	Coloplast A/S	2,067	156
OPAP SA	91,500	889	CR Bard Inc	2,819	480
		$1,256	Danaher Corp	20,143	1,739
			Hologic Inc (a)	47,607	1,703
Environmental Control - 0.39%			Intuitive Surgical Inc (a)	4,308	2,101
Clean Harbors Inc (a)	26,859	1,513	Medtronic PLC	21,000	1,603
Daiseki Co Ltd	7,700	145	Nihon Kohden Corp	6,445	156
METAWATER Co Ltd	3,700	93	Olympus Corp	7,200	245
Republic Services Inc	128,708	5,186	Shimadzu Corp	10,500	139
Stericycle Inc (a)	18,030	2,475	Sorin SpA (a)	61,839	183
Waste Connections Inc	31,170	1,513	Straumann Holding AG	751	199
Waste Management Inc	30,970	1,538	Stryker Corp	13,250	1,274
		$12,463	Sysmex Corp	4,637	267
			Tornier NV (a)	2,718	72
Food - 1.58%					$15,088
Aryzta AG (a)	5,047	320
Campbell Soup Co	16,299	788	Healthcare - Services - 1.11%
ConAgra Foods Inc	40,420	1,561	Acadia Healthcare Co Inc (a)	20,139	1,493
Cosan Ltd	91,412	568	Aetna Inc	29,622	3,495
Delhaize Group SA	7,754	692	Ain Pharmaciez Inc	9,650	383
Ebro Foods SA	4,509	85	Anthem Inc	17,119	2,873
Greencore Group PLC	181,287	913	Cigna Corp	14,880	2,096
Hershey Co/The	49,141	4,563	CMIC Holdings Co Ltd	16,600	223
Hormel Foods Corp	10,140	580	Community Health Systems Inc (a)	31,230	1,727
Ingredion Inc	13,250	1,086	DaVita HealthCare Partners Inc (a)	33,210	2,782
JM Smucker Co/The	66,739	7,912	Envision Healthcare Holdings Inc (a)	31,074	1,148
Kesko OYJ	9,854	369	HCA Holdings Inc (a)	39,900	3,265
Kikkoman Corp	9,120	254	Humana Inc	18,312	3,931
Koninklijke Ahold NV	35,323	717	Laboratory Corp of America Holdings (a)	26,487	3,124
Kraft Foods Group Inc	231,483	19,549	Message Co Ltd	9,300	241
Kroger Co/The	25,390	1,848	Quest Diagnostics Inc	6,790	511
Marine Harvest ASA	2,389	27	RHOEN-KLINIKUM AG	10,300	287
MEIJI Holdings Co Ltd	1,515	172	Tenet Healthcare Corp (a)	67,946	3,614
Mondelez International Inc	70,506	2,932	UnitedHealth Group Inc	33,815	4,065
Nestle SA	6,603	512			$35,258
Orkla ASA	32,857	258
Post Holdings Inc (a)	20,934	906	Holding Companies - Diversified - 0.05%
Safeway, Inc. - CVR - Casa Ley (a),(f)	11,050	—	GEA Group AG	7,115	346
			Nomad Holdings Ltd (a),(f)	103,766	1,090
Safeway, Inc. - CVR - Property Development	11,050	—	WL Ross Holding Corp (a)	11,600	138
Centers (a),(d),(f)
Seven & i Holdings Co Ltd	8,400	347			$1,574
Sonae SGPS SA	10,379	14	Home Builders - 0.46%
Sysco Corp	47,404	1,762	DR Horton Inc	159,850	4,175
WhiteWave Foods Co/The (a)	19,660	944	Iida Group Holdings Co Ltd	23,137	375
Yaoko Co Ltd	10,062	402	NVR Inc (a)	2,789	3,795
		$50,081	Pulte Group Inc (c)	269,501	5,169
Forest Products & Paper - 0.14%			Winnebago Industries Inc	44,210	961
BillerudKorsnas AB	3,930	67			$14,475
Holmen AB	2,076	62	Home Furnishings - 0.36%
International Paper Co	45,380	2,352	Electrolux AB	45,761	1,397
Smurfit Kappa Group PLC	48,733	1,435	Harman International Industries Inc	17,725	2,136
Stora Enso OYJ	21,664	227	Hoshizaki Electric Co Ltd	4,500	277
UPM-Kymmene OYJ	24,371	438	iRobot Corp (a)	14,491	463
		$4,581	Leggett & Platt Inc	51,690	2,444
Gas - 0.27%			Matsushita Electric Industrial Co Ltd	12,607	185
Atmos Energy Corp	13,390	723	Sony Corp	52,465	1,622
			Tempur Sealy International Inc (a)	12,930	771
CenterPoint Energy Inc	93,280	1,900
Enagas SA (b)	23,438	674	Whirlpool Corp	11,013	2,029
					$11,324

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Housewares - 0.05%			Internet (continued)
Newell Rubbermaid Inc	31,110	$1,230	Groupon Inc (a)	228,154	$1,456
Toro Co	7,240	495	Infomart Corp	28,500	282
		$1,725	Marketo Inc (a)	4,737	141
			Netflix Inc (a)	4,758	2,969
Insurance - 2.16%			Optimal Payments PLC (a)	429,894	1,848
ACE Ltd	19,424	2,068	Orbitz Worldwide Inc (a)	111,417	1,256
Aegon NV	21,881	167	Pandora Media Inc (a)	39,233	733
Ageas	1,621	61	Proto Corp	9,900	159
Alleghany Corp (a),(c)	2,846	1,353
			Rakuten Inc	19,864	325
Allstate Corp/The	48,050	3,235	Stingray Digital Group Inc (a),(e),(f)	9,400	47
American Equity Investment Life Holding Co	32,770	833	Tencent Holdings Ltd	23,880	476
American International Group Inc (c)	100,562	5,894
			United Internet AG	7,954	372
Aon PLC	39,312	3,979	VeriSign Inc (a)	26,990	1,706
Aspen Insurance Holdings Ltd	40,030	1,856	Vipshop Holdings Ltd ADR(a)	15,495	387
Assurant Inc	19,970	1,315	Yelp Inc (a)	16,079	770
Baloise Holding AG	2,177	271	Zillow Group Inc (a)	35,883	3,279
Berkshire Hathaway Inc - Class B (a)	40,824	5,837
Brown & Brown Inc	33,710	1,092			$46,186
Dai-ichi Life Insurance Co Ltd/The	56,300	984	Iron & Steel - 0.35%
Delta Lloyd NV (b)	78,702	1,366	Acerinox SA (b)	8,250	126
Fairfax Financial Holdings Ltd	3,113	1,568	Aichi Steel Corp	27,000	129
Gjensidige Forsikring ASA	13,469	208	Chubu Steel Plate Co Ltd	19,300	81
Hannover Rueck SE	3,405	331	Hitachi Metals Ltd	49,151	813
HCC Insurance Holdings Inc	11,850	678	Japan Steel Works Ltd/The	158,000	732
HCI Group Inc	13,370	578	Kobe Steel Ltd	212,000	396
Helvetia Holding AG	30	17	Kyoei Steel Ltd	25,600	462
Markel Corp (a)	4,687	3,622	ThyssenKrupp AG	217,328	5,768
Marsh & McLennan Cos Inc	68,478	3,987	Tokyo Steel Manufacturing Co Ltd	128,900	1,000
MetLife Inc	39,578	2,068	Toyo Kohan Co Ltd	25,000	117
Montpelier Re Holdings Ltd ADR	2,850	108	Worthington Industries Inc	21,010	572
Muenchener Rueckversicherungs-Gesellschaft	3,606	666	Yamato Kogyo Co Ltd	25,650	616
AG in Muenchen			Yodogawa Steel Works Ltd	66,000	298
Navigators Group Inc/The (a)	3,890	302			$11,110
PartnerRe Ltd	179	24
Progressive Corp/The	52,261	1,429	Leisure Products & Services - 0.24%
Prudential Financial Inc	18,300	1,548	Harley-Davidson Inc	42,381	2,267
			Jarden Corp (a)	30,570	1,622
Reinsurance Group of America Inc	16,451	1,539	Life Time Fitness Inc (a)	11,985	862
RenaissanceRe Holdings Ltd	23,525	2,402
Saga PLC (a)	158,003	512	Polaris Industries Inc	8,360	1,196
Sony Financial Holdings Inc	48,185	840	Shimano Inc	1,668	237
Swiss Life Holding AG (a)	6,034	1,448	TUI AG	67,506	1,198
Swiss Re AG	8,904	800	Yamaha Motor Co Ltd	9,000	224
T&D Holdings Inc	176,028	2,624			$7,606
Talanx AG	2,379	71	Lodging - 0.69%
Tokio Marine Holdings Inc	21,595	890	Diamond Resorts International Inc (a)	44,441	1,382
Torchmark Corp	31,015	1,770	Hilton Worldwide Holdings Inc (a)	165,343	4,788
Travelers Cos Inc/The	18,780	1,899	Interval Leisure Group Inc	26,430	688
Tryg A/S	4,492	90	Las Vegas Sands Corp	19,828	1,008
UnipolSai SpA (a)	128,771	350	MGM Resorts International (a)	237,193	4,756
Universal Insurance Holdings Inc	27,394	699	Starwood Hotels & Resorts Worldwide Inc	74,658	6,179
Unum Group	62,620	2,189	Wyndham Worldwide Corp (c)	22,746	1,931
White Mountains Insurance Group Ltd	1,851	1,202	Wynn Resorts Ltd	10,810	1,088
WR Berkley Corp	29,300	1,436			$21,820
Zurich Insurance Group AG (a)	257	82
		$68,288	Machinery - Construction & Mining - 0.07%
			Hitachi Ltd	75,100	511
Internet - 1.46%			Mitsubishi Electric Corp	76,640	1,047
Alibaba Group Holding Ltd ADR(a)	37,291	3,331	Terex Corp	24,830	614
Amazon.com Inc (a)	19,972	8,573
AOL Inc (a)	3,252	163			$2,172
Baidu Inc ADR(a)	4,905	968	Machinery - Diversified - 0.25%
COOKPAD Inc	2,700	113	Amada Holdings Co Ltd	11,900	121
Corindus Vascular Robotics Inc (a),(d)	288,264	1,153	Bucher Industries AG	158	42
Coupons.com Inc (a)	121,158	1,513	Daifuku Co Ltd	19,000	287
CyberAgent Inc	21,612	1,001	Deere & Co	14,110	1,322
Digital Garage Inc	8,200	114	Denyo Co Ltd	22,200	353
Dip Corp	4,497	355	DXP Enterprises Inc (a)	14,650	601
en-japan Inc	19,100	260	Eagle Industry Co Ltd	5,200	115
Expedia Inc	19,570	2,099	Fuji Machine Manufacturing Co Ltd	9,300	98
F5 Networks Inc (a)	4,080	513	Hisaka Works Ltd	21,800	195
Facebook Inc (a)	46,278	3,665	Husqvarna AB	75,989	579
GoDaddy Inc (a)	900	24	IDEX Corp	25,562	1,975
Google Inc - C Shares (a)	10,736	5,713	KION Group AG	2,683	128
Gree Inc	67,500	422	Kubota Corp	8,200	136

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Machinery - Diversified (continued)			Office & Business Equipment - 0.12%
Makino Milling Machine Co Ltd	34,500	$338	Canon Inc	40,300	$1,391
MAN SE	2,609	270	Ricoh Co Ltd	29,000	301
Metso OYJ	5,010	144	Xerox Corp	196,979	2,250
OC Oerlikon Corp AG (a)	32,220	413			$3,942
Toshiba Machine Co Ltd	103,000	485
Tsubakimoto Chain Co	12,400	110	Oil & Gas - 1.29%
Zuiko Corp	5,030	158	Anadarko Petroleum Corp	31,297	2,617
		$7,870	Apache Corp	13,370	800
			BG Group PLC	60,444	1,054
Media - 1.60%			Canadian Natural Resources Ltd	14,609	451
Axel Springer SE	2,293	125	Carrizo Oil & Gas Inc (a)	14,560	730
Cablevision Systems Corp	155,888	3,821	Cheniere Energy Inc (a)	78,984	5,989
CBS Corp	53,770	3,319	Cobalt International Energy Inc (a)	153,670	1,561
Comcast Corp - Class A	59,212	3,462	Devon Energy Corp	8,610	562
DIRECTV (a)	35,188	3,203	Eni SpA	43,351	781
DISH Network Corp (a)	182,765	12,938	Ensco PLC	27,840	654
EW Scripps Co/The	21	—	EOG Resources Inc	8,169	724
FactSet Research Systems Inc	11,430	1,888	Exxon Mobil Corp	26,720	2,277
Liberty Global PLC - A Shares (a)	35,101	2,019	Galp Energia SGPS SA	4,014	47
Liberty Global PLC - C Shares (a)	94,308	5,069	Hess Corp	11,890	803
Nippon Television Holdings Inc	63,700	1,086	Imperial Oil Ltd	50,664	1,987
NOS SGPS SA	5,267	39	Inpex Corp	105,081	1,289
ProSiebenSat.1 Media AG	14,348	687	Japan Petroleum Exploration Co Ltd	16,800	560
Reed Elsevier NV	21,021	510	Karoon Gas Australia Ltd (a)	316,524	661
Time Warner Cable Inc (b)	23,698	4,286	Laredo Petroleum Inc (a)	87,691	1,194
Tribune Media Co	14,278	757	Marathon Petroleum Corp	19,364	2,003
TV Asahi Holdings Corp	39,650	675	Neste Oyj	5,039	128
Twenty-First Century Fox Inc - A Shares	70,075	2,355	Pacific Rubiales Energy Corp	28,752	139
Viacom Inc	37,020	2,476	Patterson-UTI Energy Inc	21,940	443
Wolters Kluwer NV	58,326	1,813	PDC Energy Inc (a)	22,880	1,365
		$50,528	Pioneer Natural Resources Co (c)	29,762	4,400
			Range Resources Corp	22,490	1,246
Metal Fabrication & Hardware - 0.09%			Repsol SA (b)	41,851	797
Aurubis AG	12,528	779	Rice Energy Inc (a)	22,575	495
Maruichi Steel Tube Ltd	19,400	511	Rosetta Resources Inc (a)	16,383	383
Neturen Co Ltd	12,800	93	Southwestern Energy Co (a)	41,820	1,078
RTI International Metals Inc (a)	9,476	334
			Suncor Energy Inc	15,657	458
Vallourec SA	41,511	1,026	Tesoro Corp	7,020	621
		$2,743	Valero Energy Corp	9,210	546
Mining - 0.16%			Western Refining Inc	14,740	648
Alamos Gold Inc	8,255	54	Whiting Petroleum Corp (a)	18,608	614
Alcoa Inc	56,910	711	WPX Energy Inc (a)	50,970	657
Boliden AB	60,537	1,300			$40,762
Freeport-McMoRan Inc	45,990	904	Oil & Gas Services - 0.58%
Mitsubishi Materials Corp	206,435	815	Aker Solutions ASA	3,415	20
Norsk Hydro ASA	58,492	273	Baker Hughes Inc (b)	46,507	2,998
OSAKA Titanium Technologies Co Ltd	6,900	180	Cameron International Corp (a)	63,126	3,240
Rio Tinto PLC ADR	16,844	737	Dresser-Rand Group Inc (a),(b)	39,001	3,300
		$4,974	FMC Technologies Inc (a)	50,810	2,123
Miscellaneous Manufacturing - 0.60%			Halliburton Co	66,885	3,037
3M Co	2,655	422	McDermott International Inc (a)	174,124	951
Aalberts Industries NV	1	—	Oceaneering International Inc	19,100	970
Carlisle Cos Inc	18,020	1,787	Oil States International Inc (a)	14,020	573
Eaton Corp PLC (c)	10,175	728	Subsea 7 SA	13,483	141
General Electric Co	131,520	3,587	Superior Energy Services Inc	23,870	551
Glory Ltd	3,500	110	Trican Well Service Ltd	201,585	627
Hexpol AB	8,622	94			$18,531
Illinois Tool Works Inc	18,550	1,740	Packaging & Containers - 0.35%
Ingersoll-Rand PLC	26,900	1,850	Ball Corp	63,603	4,515
Largan Precision Co Ltd	5,750	638	Graphic Packaging Holding Co	91,404	1,301
Mitsuboshi Belting Co Ltd	9,310	73	Greif Inc - Class A	13,610	520
Nikon Corp	64,500	799	MeadWestvaco Corp	17,860	903
Pall Corp	17,697	2,202	Packaging Corp of America	22,859	1,581
Polypore International Inc (a),(b)	34,221	2,050
			Rock-Tenn Co	20,280	1,321
Sulzer AG	1,565	172	Silgan Holdings Inc (c)	19,815	1,077
Sumitomo Riko Co Ltd	42,500	368			$11,218
Tenma Corp	21,000	355
Trelleborg AB	5,233	102	Pharmaceuticals - 4.95%
Trinity Industries Inc	51,250	1,537	Abbott Laboratories	20,548	999
Wartsila OYJ Abp	6,314	282	AbbVie Inc	12,354	823
		$18,896	Actavis PLC (a)	40,115	12,308
			Agios Pharmaceuticals Inc (a)	2,806	342
			AmerisourceBergen Corp	14,200	1,598

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Pharmaceuticals (continued)			REITS - 0.56%
Astellas Pharma Inc	33,938	$493	American Tower Corp	17,547	$1,628
AstraZeneca PLC	27,332	1,841	Associated Estates Realty Corp	41,256	1,180
AstraZeneca PLC ADR	5,899	399	Boston Properties Inc	7,830	1,018
Bristol-Myers Squibb Co (c)	200,234	12,935	Daiwa Office Investment Corp	34	168
Cardinal Health Inc	66,282	5,844	Duke Realty Corp	36,220	708
Catamaran Corp (a)	39,356	2,355	Equity Residential	9,530	708
Chugai Pharmaceutical Co Ltd	10,836	323	Excel Trust Inc	39,430	627
Daiichi Sankyo Co Ltd	34,700	653	Extra Space Storage Inc	13,290	931
Eisai Co Ltd	34,571	2,158	General Growth Properties Inc	30,480	863
Eli Lilly & Co	15,810	1,247	Grivalia Properties REIC AE	62,514	527
Endo International PLC (a)	53,615	4,491	Hibernia REIT PLC	734,149	1,034
Express Scripts Holding Co (a)	46,473	4,050	Host Hotels & Resorts Inc	46,273	922
Furiex Pharmaceuticals Inc - Rights (a),(b),(d),(f)	4,203	41	Intu Properties PLC	265,735	1,359
Herbalife Ltd (a)	1,564	81	Irish Residential Properties REIT PLC	1,316,414	1,606
Hospira Inc (a),(b)	34,974	3,092	Lamar Advertising Co	25,286	1,533
Johnson & Johnson	38,384	3,844	Plum Creek Timber Co Inc	12,439	513
McKesson Corp	4,633	1,099	Regency Centers Corp	12,670	800
Mead Johnson Nutrition Co	154,613	15,044	Weyerhaeuser Co	50,610	1,648
Meda AB	23,828	341			$17,773
Merck & Co Inc (c)	125,444	7,638
Merck KGaA	4,501	482	Retail - 2.44%
Mitsubishi Tanabe Pharma Corp	14,104	223	Adastria Co Ltd	23,210	661
			Advance Auto Parts Inc (c)	52,547	8,051
Mylan NV (a)	176,223	12,799
			ANN Inc (a)	7,103	332
Nippon Shinyaku Co Ltd	22,061	673	Autogrill SpA (a),(b)	15,723	145
Novartis AG	1,946	200	AutoZone Inc (a)	4,306	2,901
Novo Nordisk A/S	11,228	637	Bed Bath & Beyond Inc (a)	25,160	1,794
Omnicare Inc	63,997	6,098	CarMax Inc (a)	6,018	428
Ono Pharmaceutical Co Ltd	15,378	1,679
Orion Oyj	9,760	327	Cawachi Ltd	16,800	253
			Chipotle Mexican Grill Inc (a)	2,303	1,418
Perrigo Co PLC	103,919	19,776
Pfizer Inc	53,760	1,868	CST Brands Inc	10,138	403
PharMerica Corp (a)	16,430	546	CVS Health Corp	45,686	4,678
Portola Pharmaceuticals Inc (a)	44,662	1,868	Dollar General Corp	7,744	562
Receptos Inc (a)	2,423	400	Domino's Pizza Inc	17,584	1,911
Regulus Therapeutics Inc (a)	12,412	175	Doutor Nichires Holdings Co Ltd	11,900	227
Roche Holding AG	5,163	1,574	Dunkin' Brands Group Inc	13,170	703
			Family Dollar Stores Inc (b)	48,707	3,776
Rohto Pharmaceutical Co Ltd	15,300	215
Santen Pharmaceutical Co Ltd	30,850	427	Fielmann AG	18	1
Shionogi & Co Ltd	20,924	740	Gap Inc/The	23,348	895
Suzuken Co Ltd/Aichi Japan	6,490	211	H2O Retailing Corp	9,800	181
Takeda Pharmaceutical Co Ltd	44,500	2,159	Hennes & Mauritz AB	1,654	65
TESARO Inc (a)	9,477	557	Home Depot Inc/The	38,210	4,258
TherapeuticsMD Inc (a)	519,879	3,681	Honeys Co Ltd	31,480	247
TherapeuticsMD Inc (a),(f)	15,388	109	HSN Inc	10,721	719
Zoetis Inc	307,275	15,293	HUGO BOSS AG	875	100
		$156,756	Inditex SA	2,220	74
			Isetan Mitsukoshi Holdings Ltd	13,086	219
Pipelines - 0.09%			Jand Inc (a),(f),(i)	1,693	19
Kinder Morgan Inc/DE	56,066	2,326	Kate Spade & Co (a)	33,600	833
ONEOK Inc	14,680	616	K's Holdings Corp	8,200	307
		$2,942	Kura Corp	5,151	195
			L Brands Inc	13,542	1,172
Publicly Traded Investment Fund - 0.99%			Lowe's Cos Inc (c)	104,489	7,312
iShares Core S&P Mid-Cap ETF	5,923	902	McDonald's Corp	86,318	8,280
iShares MSCI USA Minimum Volatility ETF	725,334	30,058	MSC Industrial Direct Co Inc	26,711	1,853
Nomura TOPIX Exchange Traded Fund	21,030	291	Nishimatsuya Chain Co Ltd	43,800	402
		$31,251	Office Depot Inc (a)	73,959	686
Real Estate - 0.33%			Pal Co Ltd	20,400	699
CBRE Group Inc (a)	81,090	3,101	Pandora A/S (b)	7,754	777
Deutsche Wohnen AG	35,447	864	Pier 1 Imports Inc	144,443	1,836
Deutsche Wohnen AG - Rights (a)	35,447	1	PVH Corp	18,900	1,978
Jones Lang LaSalle Inc	10,801	1,871	Ryohin Keikaku Co Ltd	1,963	332
Kennedy-Wilson Holdings Inc	39,077	999	Shimamura Co Ltd	6,100	655
LEG Immobilien AG	12,461	914	Signet Jewelers Ltd	4,593	594
Leopalace21 Corp (a)	117,200	675	Target Corp	17,890	1,419
Mitsubishi Estate Co Ltd	28,580	638	Tiffany & Co	7,174	672
NTT Urban Development Corp	29,800	308	TJX Cos Inc/The	54,870	3,533
Relo Holdings Inc	4,262	341	Tsuruha Holdings Inc	11,027	827
Sumitomo Realty & Development Co Ltd	12,860	493	United Arrows Ltd	6,500	211
Takara Leben Co Ltd	30,400	187	Welcia Holdings Co Ltd	7,900	363
WeWork Cos Inc (a),(d),(f),(h)	979	31	Williams-Sonoma Inc	6,550	515
		$10,423	World Duty Free SpA (a)	25,060	278
			World Fuel Services Corp	24,973	1,249
			Xebio Co Ltd	25,200	496

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Retail (continued)			Telecommunications (continued)
Yum! Brands Inc	52,446	$4,726	CalAmp Corp (a)	34,670	$684
Zalando SE (a),(e)	2,273	73	CenturyLink Inc	93,280	3,101
		$77,294	Cisco Systems Inc	277,770	8,141
			DigitalGlobe Inc (a)	52,350	1,570
Savings & Loans - 0.34%			Freenet AG	20,469	674
B of I Holding Inc (a)	30,920	2,911
Hudson City Bancorp Inc (b)	378,420	3,601	GN Store Nord A/S	5,338	115
			Gogo Inc (a)	72,368	1,549
New York Community Bancorp Inc	55,010	976	Harris Corp	56,820	4,501
People's United Financial Inc	202,990	3,159	Hellenic Telecommunications Organization	92,094	815
		$10,647	SA (a)
Semiconductors - 2.23%			Jazztel PLC (a)	144,877	2,063
Altera Corp	217,558	10,628	Juniper Networks Inc	56,458	1,570
Avago Technologies Ltd	40,804	6,042	KDDI Corp	23,100	520
Broadcom Corp	147,347	8,377	Koninklijke KPN NV	70,148	254
Cypress Semiconductor Corp (a)	92,180	1,266	Loral Space & Communications Inc (a)	5,998	401
Freescale Semiconductor Ltd (a)	70,886	3,198	Motorola Solutions Inc	63,021	3,719
Integrated Device Technology Inc (a)	45,270	1,071	Nippon Telegraph & Telephone Corp	18,099	1,252
Integrated Silicon Solution Inc	13,918	286	ParkerVision Inc (a)	509,099	188
Intel Corp	24,950	860	SoftBank Corp	20,405	1,215
Lam Research Corp	10,700	880	Swisscom AG	7,982	4,627
Mellanox Technologies Ltd (a)	12,400	624	TDC A/S	42,287	316
Micrel Inc	6,534	91	Tele2 AB	9,959	117
Micron Technology Inc (a)	205,372	5,735	Telefonaktiebolaget LM Ericsson	107,556	1,211
Microsemi Corp (a)	9,800	357	Telefonica SA	99,311	1,407
Mimasu Semiconductor Industry Co Ltd	18,100	194	Telenor ASA	4,207	95
Miraial Co Ltd	15,100	176	Verizon Communications Inc	36,242	1,792
MKS Instruments Inc	14,250	537	ViaSat Inc (a)	7,910	498
NXP Semiconductors NV (a)	200,859	22,547			$44,807
Qorvo Inc (a)	7,800	641
			Toys, Games & Hobbies - 0.08%
Rohm Co Ltd	14,393	1,014	Bandai Namco Holdings Inc	16,400	336
Sanken Electric Co Ltd	80,400	579	Hasbro Inc	11,759	848
Shinkawa Ltd (a)	34,800	259
			Nintendo Co Ltd	8,320	1,404
Shinko Electric Industries Co Ltd	92,600	750			$2,588
Sumco Corp	174,295	2,621
SunEdison Semiconductor Ltd (a)	51,097	1,235	Transportation - 0.74%
Tessera Technologies Inc	5,490	212	Ansaldo STS SpA	12,521	129
Tokyo Electron Ltd	8,869	570	AP Moeller - Maersk A/S - B shares (b)	273	526
		$70,750	bpost SA	22,267	643
			Canadian National Railway Co	13,990	830
Shipbuilding - 0.03%			Central Japan Railway Co	2,483	430
Huntington Ingalls Industries Inc	7,550	936	CH Robinson Worldwide Inc	2,512	155
			CSX Corp	16,233	553
Software - 1.03%			Deutsche Post AG (b)	33,528	1,013
Adobe Systems Inc (a)	10,553	835	DSV A/S	10,494	364
Advent Software Inc	37,700	1,650	East Japan Railway Co	8,739	796
Akamai Technologies Inc (a)	46,665	3,559	FedEx Corp	24,811	4,298
Alpha Systems Inc	4,500	63	Gategroup Holding AG (a)	30,157	936
Apigee Corp (a)	1,800	25	Genesee & Wyoming Inc (a)	25,050	2,063
CA Inc	51,740	1,576	Groupe Eurotunnel SE	75,342	1,135
CareView Communications Inc (a)	944,108	349	Hitachi Transport System Ltd	5,700	96
Citrix Systems Inc (a)	37,830	2,459	Landstar System Inc	33,620	2,199
Cresco Ltd	16,156	248	Old Dominion Freight Line Inc (a)	10,910	742
Dena Co Ltd	42,700	909	Swift Transportation Co (a)	41,982	977
Fidelity National Information Services Inc	51,119	3,205	TNT Express NV	112,055	944
Fiserv Inc (a)	20,232	1,622	Tsakos Energy Navigation Ltd	132,989	1,271
Informatica Corp (a)	25,489	1,234	United Parcel Service Inc (c)	27,805	2,759
Intuit Inc	29,230	3,044	UTI Worldwide Inc (a)	18,879	182
Microsoft Corp (c)	64,939	3,043	West Japan Railway Co	7,558	448
Mitel Networks Corp (a)	17,361	161			$23,489
MSCI Inc	10,299	639
New Relic Inc (a),(d),(j)	1,311	43	Trucking & Leasing - 0.03%
Nexon Co Ltd	10,500	141	AMERCO	2,754	906
Paychex Inc	60,220	2,976
Take-Two Interactive Software Inc (a)	33,450	916	Water - 0.04%
Tangoe Inc (a)	37,182	473	Suez Environnement Co	59,113	1,139
Workday Inc (a)	42,973	3,391
		$32,561	TOTAL COMMON STOCKS		$1,463,240

Telecommunications - 1.41%			INVESTMENT COMPANIES - 20.12%	Shares Held Value (000's)
Alcatel-Lucent ADR(a)	89,881	355	Publicly Traded Investment Fund - 20.12%
AT&T Inc	40,588	1,402	BlackRock Liquidity Funds FedFund Portfolio	9,914,172	9,914
BCE Inc	4,176	183
Belgacom SA	13,585	472

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

INVESTMENT COMPANIES (continued)	Shares Held	Value (000	's)	PREFERRED STOCKS (continued)	Shares Held Value (000's)

Publicly Traded Investment Fund (continued)				Diversified Financial Services - 0.04%
Wells Fargo Advantage Government Money	627,371,200	$627,371		Ally Financial Inc (e)	1,081	$1,092
Market Fund

		$637,285		Electronics - 0.01%
TOTAL INVESTMENT COMPANIES		$637,285		Veracode Inc (a),(d),(f),(p)	6,031	174
CONVERTIBLE PREFERRED STOCKS -
0.89%	Shares Held	Value (000	's)
				Internet - 0.06%
Automobile Manufacturers - 0.04%				Lithium Technologies Inc (a),(d),(f),(q)	59,552	339
Fiat Chrysler Automobiles NV (a)	9,175	1,262		Pinterest Inc (a),(f),(r)	17,485	628
				Uber Technologies Inc (a),(d),(f),(s)	15,196	602
Electric - 0.09%				Zuora Inc (a),(d),(f),(t)	40,988	156
Dominion Resources Inc/VA 6.00%; Series B	23,343	1,325				$1,725
Dominion Resources Inc/VA 6.13%; Series A	16,939	956		Pharmaceuticals - 0.26%
Dominion Resources Inc/VA 6.38%	11,525	581		Actavis PLC	7,874	8,346
NextEra Energy Inc 5.89%	1,350	87
		$2,949
				Private Equity - 0.01%
Food - 0.20%				Forward Venture Services LLC (a),(d),(f),(u)	5,465	243
Post Holdings Inc (e)	725	63
Tyson Foods Inc	122,622	6,373
		$6,436		Real Estate - 0.01%
				Redfin Corp (a),(d),(f),(v)	29,409	97
Healthcare - Services - 0.04%				WeWork Cos Inc Series D-1 (a),(d),(f),(w)	4,867	152
Anthem Inc	24,025	1,308		WeWork Cos Inc Series D-2 (a),(d),(f),(x)	3,824	120
						$369

Internet - 0.01%				Retail - 0.03%
DraftKings Inc (a),(d),(f),(k)	29,108	126
Dropbox Inc (a),(d),(f),(l)	2,671	51		Hornbach Holding AG	12,401	1,084
		$177
				Software - 0.01%
Iron & Steel - 0.01%				Birst Inc (a),(d),(f),(y)	21,065	123
ArcelorMittal	18,050	313		Marklogic Corp (a),(d),(f),(z)	14,832	172
				Nutanix Inc (a),(d),(f),(aa)	3,575	64
Mining - 0.11%						$359
Alcoa Inc	75,682	3,318		TOTAL PREFERRED STOCKS		$15,541
					Principal
				BONDS- 22.05%	Amount (000's) Value (000's)
Oil & Gas - 0.10%
Chesapeake Energy Corp (e)	300	245		Aerospace & Defense - 0.05%
Southwestern Energy Co	50,200	2,774		KLX Inc
		$3,019		5.88%, 12/01/2022(e)	$530	$537
				Meccanica Holdings USA Inc
Pharmaceuticals - 0.00%				6.25%, 01/15/2040(e)	1,050	1,034
Omnicare Capital Trust II	650	76		Rockwell Collins Inc
				0.62%, 12/15/2016(bb)	115	115
REITS - 0.21%						$1,686
American Tower Corp 5.25%	3,450	355		Airlines - 0.68%
Crown Castle International Corp	14,984	1,541
Health Care REIT Inc (b)	45,600	2,878		Latam Airlines 2015-1 Pass Through Trust A
				4.20%, 11/15/2027(e)	8,900	8,844
iStar Financial Inc	2,365	142		Latam Airlines 2015-1 Pass Through Trust B
Weyerhaeuser Co	33,079	1,794		4.50%, 11/15/2023(e)	12,935	12,822
		$6,710				$21,666

Retail - 0.00%				Automobile Asset Backed Securities - 0.50%
Jand Inc (a),(f),(m)	3,781	43

				AmeriCredit Automobile Receivables Trust 2013-4
Software - 0.01%				3.31%, 10/08/2019(bb)	294	302
Cloudera Inc (a),(d),(f),(n)	3,756	124		BMW Vehicle Owner Trust 2013-A
				0.67%, 11/27/2017	624	625
				BMW Vehicle Owner Trust 2014-A
Telecommunications - 0.07%				0.97%, 11/26/2018	970	972
T-Mobile US Inc	33,825	2,326		Ford Credit Auto Owner Trust 2014-C
				1.06%, 05/15/2019	515	516
TOTAL CONVERTIBLE PREFERRED STOCKS		$28,061		Ford Credit Auto Owner Trust 2014-REV2
PREFERRED STOCKS - 0.49%	Shares Held	Value (000	's)	2.31%, 04/15/2026(e),(bb)	445	452
Automobile Manufacturers - 0.06%				Ford Credit Auto Owner Trust 2015-A
Porsche Automobil Holding SE (b)	6,760	598		1.28%, 09/15/2019(bb)	840	843
Volkswagen AG	5,813	1,412		Ford Credit Auto Owner Trust 2015-B
				1.16%, 11/15/2019(bb)	1,775	1,776
		$2,010

Computers - 0.00%				Honda Auto Receivables 2013-4 Owner Trust
Pure Storage Inc (a),(d),(f),(o)	8,348	139		0.69%, 09/18/2017(bb)	740	740

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

BONDS (continued)	Principal Amount (000's) Value (000's)		BONDS (continued)	Principal Amount (000's) Value (000's)

Automobile Asset Backed Securities (continued)			Banks (continued)
Honda Auto Receivables 2014-4 Owner			Bank of America Corp (continued)
Trust			6.00%, 09/01/2017		$1,100	$1,202
0.99%, 09/17/2018	$560	$561	BBVA Bancomer SA/Texas
Honda Auto Receivables 2015-1 Owner			6.50%, 03/10/2021		10,975	12,155
Trust			Burgan Tier 1 Financing Ltd
1.05%, 10/15/2018(bb)	570	571	7.25%, 09/30/2049(bb)		10,000	10,050
Honda Auto Receivables 2015-2 Owner			Caixa Economica Federal
Trust			2.38%, 11/06/2017		6,250	6,047
1.04%, 02/21/2019(bb)	1,670	1,670	Finansbank AS/Turkey
			5.15%, 11/01/2017		5,000	5,076
Honda Auto Receivables Owner Trust 2014-3			Intesa Sanpaolo SpA
0.88%, 06/15/2018(bb)	400	400	5.02%, 06/26/2024(e)		4,210	4,224
1.31%, 10/15/2020(bb)	260	261	JP Morgan Chase & Co
Hyundai Auto Receivables Trust 2014-A			4.25%, 11/02/2018	NZD	1,365	974
1.07%, 07/16/2018	130	130	Krung Thai Bank PCL/Cayman Islands
Hyundai Auto Receivables Trust 2015-A			5.20%, 12/26/2024(bb)		$4,000	4,148
1.05%, 04/15/2019	515	515	Morgan Stanley
Nissan Auto Lease Trust 2014-B			4.35%, 09/08/2026		1,345	1,368
1.12%, 09/15/2017	400	400	Novo Banco SA
			2.63%, 05/08/2017	EUR	5,400	5,836
Nissan Auto Receivables 2013-C OwnerTrust			4.00%, 01/21/2019		10,000	11,051
0.67%, 08/15/2018(bb)	645	645	4.75%, 01/15/2018		3,300	3,701
Nissan Auto Receivables 2014-B Owner			Royal Bank of Scotland Group PLC
Trust			6.13%, 12/15/2022		$3,440	3,793
1.11%, 05/15/2019	330	331	Societe Generale SA
Nissan Auto Receivables 2015-A Owner			7.88%, 12/29/2049(e),(bb)		2,200	2,261
Trust			7.88%, 12/29/2049(bb)		2,080	2,137
1.05%, 10/15/2019(bb)	1,420	1,419	Turkiye Vakiflar Bankasi TAO
Toyota Auto Receivables 2014-C Owner			6.87%, 02/03/2025(e),(bb)		4,000	3,979
Trust						$84,693
0.93%, 07/16/2018	360	361
USAA Auto Owner Trust			Beverages - 0.18%
0.57%, 08/15/2017(bb)	214	214	CEDC Finance Corp International Inc
			10.00%, 04/30/2018(bb)		5,140	4,780
World Omni Auto Receivables Trust 2015-A
1.34%, 05/15/2020(bb)	2,180	2,186	Coca-Cola Co/The
			0.38%, 11/01/2016(bb)		985	986
		$15,890
						$5,766
Automobile Floor Plan Asset Backed Securities - 0.07%
Ally Master Owner Trust			Building Materials - 0.11%
0.56%, 01/16/2018(bb)	1,230	1,230	Atrium Windows & Doors Inc
			7.75%, 05/01/2019(e)		950	784
0.66%, 01/15/2019(bb)	900	901
		$2,131	Cemex SAB de CV
			6.13%, 05/05/2025(e)		1,855	1,872
Automobile Manufacturers - 0.37%			Masco Corp
Daimler Finance North America LLC			4.45%, 04/01/2025		280	287
0.96%, 08/01/2016(e),(bb)	855	860	NCI Building Systems Inc
Ford Motor Credit Co LLC			8.25%, 01/15/2023(e)		220	235
1.05%, 01/17/2017(bb)	625	626	Owens Corning
General Motors Co			4.20%, 12/01/2024		405	411
5.20%, 04/01/2045	1,765	1,801				$3,589
General Motors Financial Co Inc
3.45%, 04/10/2022	5,370	5,288	Chemicals - 0.39%
Hyundai Capital Services Inc			Albemarle Corp
1.07%, 03/18/2017(e),(bb)	950	953	4.15%, 12/01/2024		825	844
Nissan Motor Acceptance Corp			Hercules Inc
0.81%, 03/03/2017(e),(bb)	925	929	6.50%, 06/30/2029		330	300
0.97%, 09/26/2016(e),(bb)	875	880	OCP SA
Volkswagen International Finance NV			5.63%, 04/25/2024		10,500	11,196
0.72%, 11/18/2016(e),(bb)	450	451				$12,340
		$11,788	Coal - 0.15%
Automobile Parts & Equipment - 0.05%			Berau Capital Resources Pte Ltd
ZF North America Capital Inc			12.50%, 07/08/2015		2,800	1,708
4.50%, 04/29/2022(e)	1,130	1,150	Berau Coal Energy Tbk PT
			7.25%, 03/13/2017(d)		4,975	2,935
4.75%, 04/29/2025(e)	545	545
		$1,695				$4,643

Banks- 2.67%			Commercial Services - 0.13%
Banco do Brasil SA/Cayman			ServiceMaster Co LLC/The
9.00%, 06/29/2049(e)	4,000	3,675	7.00%, 08/15/2020		1,945	2,062
Bank of America Corp			Verisk Analytics Inc
1.32%, 01/15/2019(bb)	435	440	5.50%, 06/15/2045		1,990	2,044
3.95%, 04/21/2025	1,175	1,164				$4,106
4.20%, 08/26/2024	1,390	1,412

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

BONDS (continued)	Principal Amount (000's) Value (000's)		BONDS (continued)	Principal Amount (000's) Value (000's)

Computers - 0.09%			Diversified Financial Services (continued)
Apple Inc			Ally Financial Inc (continued)
0.33%, 05/12/2017(bb)	$2,300	$2,301	4.13%, 03/30/2020		$2,780	$2,780
IHS Inc			4.63%, 06/26/2015		400	400
5.00%, 11/01/2022(e)	415	418	4.75%, 09/10/2018		1,300	1,346
		$2,719	5.50%, 02/15/2017		1,100	1,149
			8.00%, 03/15/2020		540	639
Cosmetics & Personal Care - 0.01%			China Cinda Finance 2014 Ltd
Procter & Gamble Co/The			4.00%, 05/14/2019		5,000	5,159
0.36%, 11/04/2016(bb)	445	445
			Corp Financiera de Desarrollo SA
			3.25%, 07/15/2019(e)		200	203
Credit Card Asset Backed Securities - 0.90%			5.25%, 07/15/2029(e),(bb)		265	275
American Express Credit Account Master			Dragon Aviation Finance Luxembourg SA
Trust			4.00%, 11/28/2022(f)		5,344	5,301
0.46%, 01/15/2020(bb)	1,065	1,066	Financiera de Desarrollo Territorial SA
0.48%, 05/15/2020(bb)	520	520	Findeter
0.98%, 05/15/2019(bb)	265	266	7.88%, 08/12/2024(e)	COP	3,380,000	1,332
1.26%, 01/15/2020(bb)	815	819	General Electric Capital Corp
1.43%, 06/15/2020	610	613	0.51%, 01/14/2016(bb)		$460	461
1.49%, 04/15/2020(bb)	210	212	7.13%, 12/29/2049(bb)		2,800	3,269
American Express Credit Account Master			Ladder Capital Finance Holdings LLLP /
Trust 2013-1			Ladder Capital Finance Corp
0.61%, 02/16/2021(bb)	410	412	5.88%, 08/01/2021(e)		2,075	2,002
American Express Credit Account Secured			Quicken Loans Inc
Note Trust 2012-4			5.75%, 05/01/2025(e)		1,430	1,432
0.43%, 05/15/2020(bb)	520	520				$30,019
BA Credit Card Trust
0.52%, 06/15/2020(bb)	1,785	1,786	Electric - 0.85%
0.57%, 06/15/2021(bb)	315	315	AES Andres Dominicana Ltd / Itabo
Barclays Dryrock Issuance Trust			Dominicana Ltd
2.41%, 07/15/2022(bb)	455	464	9.50%, 11/12/2020		1,500	1,575
			Cia de Eletricidade do Estado da Bahia
Capital One Multi-Asset Execution Trust			11.75%, 04/27/2016(e)	BRL	350	105
0.24%, 11/15/2019(bb)	1,195	1,191
0.96%, 09/16/2019(bb)	425	426	Duke Energy Progress Inc
			0.46%, 03/06/2017(bb)		$220	220
1.39%, 01/15/2021(bb)	1,100	1,100
			EDP Finance BV
1.48%, 07/15/2020	555	559	4.13%, 01/15/2020(e)		1,200	1,236
2.08%, 03/15/2023(bb)	2,535	2,548
			Enel SpA
Chase Issuance Trust			8.75%, 09/24/2073(e),(bb)		3,390	4,034
0.24%, 04/15/2019(bb)	755	753
0.44%, 11/15/2018(bb)	865	865	Lamar Funding Ltd
			3.96%, 05/07/2025(e)		4,025	4,035
0.51%, 02/18/2020(bb)	1,270	1,270
1.01%, 10/15/2018(bb)	900	903	PPL Energy Supply LLC
			6.50%, 06/01/2025(e)		415	424
1.26%, 07/15/2019(bb)	600	601
			Saudi Electricity Global Sukuk Co 3
1.38%, 11/15/2019	890	893	5.50%, 04/08/2044(e),(cc)		14,000	15,141
1.59%, 02/18/2020(bb)	1,285	1,295
Citibank Credit Card Issuance Trust						$26,770
0.32%, 12/17/2018(bb)	470	469	Electronics - 0.20%
0.38%, 05/09/2018(bb)	1,490	1,490	Corning Inc
0.38%, 08/24/2018(bb)	595	595	1.50%, 05/08/2018		2,325	2,329
0.61%, 09/10/2020(bb)	915	919	Jabil Circuit Inc
0.73%, 02/07/2018(bb)	900	901	4.70%, 09/15/2022		680	704
1.02%, 02/22/2019(bb)	565	566	Keysight Technologies Inc
1.32%, 09/07/2018(bb)	440	443	4.55%, 10/30/2024(e)		3,385	3,354
1.73%, 04/09/2020(bb)	600	606				$6,387
Discover Card Execution Note Trust
0.54%, 08/17/2020(bb)	2,115	2,120	Energy - Alternate Sources - 0.02%
1.39%, 04/15/2020	615	618	TerraForm Power Operating LLC
			5.88%, 02/01/2023(e)		560	578
World Financial Network Credit Card Master
Trust
0.57%, 12/15/2019(bb)	305	305	Engineering & Construction - 0.10%
0.70%, 02/15/2022(bb)	165	165	Delhi International Airport Pvt Ltd
		$28,594	6.13%, 02/03/2022		3,000	3,032
Diversified Financial Services - 0.95%			Odebrecht Finance Ltd
			8.25%, 04/25/2018(e)	BRL	300	75
Air Lease Corp
3.75%, 02/01/2022	1,685	1,700				$3,107
4.25%, 09/15/2024	1,570	1,590	Food - 0.24%
Aircastle Ltd			BRF SA
5.50%, 02/15/2022	120	127	7.75%, 05/22/2018(e)		1,500	394
Ally Financial Inc			Cencosud SA
2.75%, 01/30/2017	100	100	6.63%, 02/12/2045(e)		$6,300	6,115
3.13%, 01/15/2016	100	100	6.63%, 02/12/2045		1,000	971
3.25%, 09/29/2017	550	552
3.50%, 07/18/2016	100	102

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

BONDS (continued)	Principal Amount (000's) Value (000's)			BONDS (continued)	Principal Amount (000's) Value (000's)

Food (continued)				Media - 0.22%
Cosan Luxembourg SA				CCO Holdings LLC / CCO Holdings Capital
9.50%, 03/14/2018(e)	BRL	350	$93	Corp
			$7,573	5.13%, 05/01/2023(e)		$1,930	$1,940
				DISH DBS Corp
Gas - 0.50%				5.88%, 07/15/2022		855	872
Fermaca Enterprises S de RL de CV				5.88%, 11/15/2024		1,925	1,930
6.38%, 03/30/2038		$11,516	12,138	Grupo Televisa SAB
Intergas Finance BV				7.25%, 05/14/2043	MXN	4,370	245
6.38%, 05/14/2017		3,500	3,596	NBCUniversal Enterprise Inc
			$15,734	5.25%, 12/19/2049(e)		$1,205	1,271
Healthcare - Products - 0.05%				Time Warner Cable Inc
Becton Dickinson and Co				4.50%, 09/15/2042		645	559
0.72%, 06/15/2016(bb)		1,515	1,518				$6,817
				Mining - 0.19%
Healthcare - Services - 0.02%				Gold Fields Orogen Holdings BVI Ltd
Universal Health Services Inc				4.88%, 10/07/2020		6,500	5,858
3.75%, 08/01/2019(e)		725	739
				Miscellaneous Manufacturing - 0.02%
Holding Companies - Diversified - 0.49%				Textron Financial Corp
Alfa SAB de CV				6.00%, 02/15/2067(e),(bb)		700	619
6.88%, 03/25/2044(e)		400	428
Brixmor Operating Partnership LP				Mortgage Backed Securities - 1.45%
3.85%, 02/01/2025		1,000	993	Adjustable Rate Mortgage Trust 2004-4
Dubai Holding Commercial Operations MTN				2.68%, 03/25/2035(bb)		137	134
Ltd				Adjustable Rate Mortgage Trust 2004-5
6.00%, 02/01/2017	GBP	9,000	14,156	2.54%, 04/25/2035(bb)		286	283
			$15,577	2.58%, 04/25/2035(bb)		166	162
Insurance - 0.22%				Alternative Loan Trust 2003-20CB
Assicurazioni Generali SpA				5.75%, 10/25/2033		144	152
7.75%, 12/12/2042	EUR	2,600	3,603	Alternative Loan Trust 2003-4CB
CNO Financial Group Inc				5.75%, 04/25/2033(bb)		206	209
5.25%, 05/30/2025		$1,615	1,676	Alternative Loan Trust 2003-9T1
Old Republic International Corp				5.50%, 07/25/2033(bb)		116	117
4.88%, 10/01/2024		1,630	1,714	Alternative Loan Trust 2004-14T2
			$6,993	5.50%, 08/25/2034		134	142
				Alternative Loan Trust 2004-27CB
Internet - 0.36%				6.00%, 12/25/2034(bb)		1,035	1,058
Alibaba Group Holding Ltd				Alternative Loan Trust 2004-28CB
4.50%, 11/28/2034(e)		5,000	4,961	5.75%, 01/25/2035		103	105
Tencent Holdings Ltd				Alternative Loan Trust 2004-J3
3.80%, 02/11/2025		6,500	6,530	5.50%, 04/25/2034		134	138
			$11,491	Alternative Loan Trust 2005-14
				0.39%, 05/25/2035(bb)		659	543
Investment Companies - 0.35%
ICD Sukuk Co Ltd				Alternative Loan Trust 2005-J1
3.51%, 05/21/2020		11,165	11,165	5.50%, 02/25/2025		280	287
				Alternative Loan Trust 2006-4CB
				5.50%, 04/25/2036		475	461
Iron & Steel - 0.37%				Alternative Loan Trust 2006-J4
ArcelorMittal				6.25%, 07/25/2036(bb)		155	105
7.75%, 10/15/2039(bb)		470	483	Alternative Loan Trust 2007-4CB
JSW Steel Ltd				5.75%, 04/25/2037		158	143
4.75%, 11/12/2019		6,250	6,031	Banc of America Alternative Loan Trust 2003-
Vale Overseas Ltd				10
4.63%, 09/15/2020		5,000	5,187	5.50%, 12/25/2033		174	179
			$11,701	5.50%, 12/25/2033(bb)		263	269
				Banc of America Alternative Loan Trust 2003-
Lodging - 0.42%				8
Interval Acquisition Corp				5.50%, 10/25/2033		178	188
5.63%, 04/15/2023(e)		1,085	1,107
				Banc of America Alternative Loan Trust 2005-
MCE Finance Ltd				6
5.00%, 02/15/2021		4,000	3,855	5.25%, 07/25/2035(bb)		267	240
MGM Resorts International				Banc of America Funding 2004-B Trust
6.00%, 03/15/2023		3,175	3,290	2.48%, 11/20/2034(bb)		277	267
Studio City Finance Ltd				Banc of America Funding 2005-5 Trust
8.50%, 12/01/2020		5,000	5,050	5.50%, 09/25/2035		105	109
			$13,302	Banc of America Funding 2005-7 Trust
Machinery - Construction & Mining - 0.02%				5.75%, 11/25/2035(bb)		191	195
Caterpillar Financial Services Corp				Banc of America Funding 2007-4 Trust
0.49%, 03/03/2017(bb)		530	531	5.50%, 11/25/2034		305	298
				Banc of America Funding Corp
				0.62%, 07/25/2037(e),(bb)		152	106

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

						Principal
BONDS (continued)		Principal Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
Banc of America Mortgage 2005-A Trust				Deutsche Alt-A Securities Inc Mortgage Loan
2.67%, 02/25/2035(bb)		$85	$83	Trust Series 2005-5
Bear Stearns ARM Trust 2004-10				5.50%, 11/25/2035		$148	$140
2.62%, 01/25/2035(bb)		7	6	Deutsche Alt-A Securities Inc Mortgage Loan
Bear Stearns ARM Trust 2004-6				Trust Series 2005-6
2.74%, 09/25/2034(bb)		1,025	983	5.50%, 12/25/2035(bb)		156	132
Bear Stearns ARM Trust 2005-12				Extended Stay America Trust 2013-ESH
2.55%, 02/25/2036(bb)		442	346	4.04%, 12/05/2031(e),(bb)		857	883
Bear Stearns Commercial Mortgage Securities				FDIC 2013-N1 Trust
Trust 2004-PWR2				4.50%, 10/25/2018(e)		109	109
6.88%, 05/11/2039(e),(bb)		99	102	Freddie Mac Structured Agency Credit Risk
BLCP Hotel Trust				Debt Notes
2.69%, 08/15/2029(e),(bb)		300	300	1.83%, 04/25/2024(bb)		500	498
3.86%, 08/15/2029(e),(bb)		300	300	2.38%, 02/25/2024(bb)		500	506
CAM Mortgage Trust 2014-2				Ginnie Mae
4.45%, 05/15/2048(e),(bb)		730	732	0.89%, 01/16/2053(bb)		8,721	571
Chase Mortgage Finance Trust Series 2007-				GMACM Mortgage Loan Trust 2003-J7
A1				5.00%, 11/25/2033		28	28
2.48%, 03/25/2037(bb)		1,129	1,047	GMACM Mortgage Loan Trust 2005-AR4
CHL Mortgage Pass-Through Trust 2004-12				2.98%, 07/19/2035(bb)		171	162
2.66%, 08/25/2034(bb)		204	191	GP Portfolio Trust 2014-GGP
CHL Mortgage Pass-Through Trust 2004-				1.14%, 02/15/2027(e),(bb)		447	446
HYB4				GS Mortgage Securities Trust 2007-GG10
2.45%, 09/20/2034(bb)		104	99	5.79%, 08/10/2045(bb)		1,275	1,303
CHL Mortgage Pass-Through Trust 2004-				GSR Mortgage Loan Trust 2004-14
HYB8				2.74%, 12/25/2034(bb)		208	207
3.26%, 01/20/2035(bb)		128	125	GSR Mortgage Loan Trust 2005-4F
CHL Mortgage Pass-Through Trust 2005-11				6.50%, 02/25/2035		244	246
0.45%, 04/25/2035(bb)		162	140	GSR Mortgage Loan Trust 2005-AR6
CHL Mortgage Pass-Through Trust 2005-21				2.69%, 09/25/2035(bb)		499	503
5.50%, 10/25/2035(bb)		227	212	GSR Mortgage Loan Trust 2006-8F
Citicorp Mortgage Securities Trust Series				6.00%, 09/25/2036		298	250
2006-4				Hilton USA Trust 2013-HLT
6.00%, 08/25/2036(bb)		96	98	3.71%, 11/05/2030(e),(bb)		275	279
Citigroup Mortgage Loan Trust 2005-11				4.41%, 11/05/2030(e),(bb)		190	193
2.51%, 10/25/2035(bb)		310	307	5.22%, 11/05/2030(e),(bb)		215	219
Citigroup Mortgage Loan Trust 2014-11				IndyMac INDX Mortgage Loan Trust 2005-
0.32%, 08/25/2036(e),(bb)		1,121	1,038	AR11
Citigroup Mortgage Loan Trust 2015-2				4.50%, 08/25/2035(bb)		1,161	985
0.38%, 06/25/2047(e),(bb)		977	899	IndyMac INDX Mortgage Loan Trust 2005-
Citigroup Mortgage Loan Trust Inc				AR16	IP
2.59%, 05/25/2035(bb)		149	145	0.82%, 07/25/2045(bb)		333	289
CitiMortgage Alternative Loan Trust Series				JP Morgan Alternative Loan Trust
2006	-A3			2.51%, 03/25/2036(bb)		927	802
6.00%, 07/25/2036		62	54	4.59%, 03/25/2036(bb)		30	24
CitiMortgage Alternative Loan Trust Series				JP Morgan Chase Commercial Mortgage
2006	-A4			Securities Trust 2007-LDP10
6.00%, 09/25/2036		349	314	5.46%, 01/15/2049		250	260
CitiMortgage Alternative Loan Trust Series				JP Morgan Mortgage Trust 2003-A2
2007	-A6			1.99%, 11/25/2033(bb)		203	200
6.00%, 06/25/2037(bb)		265	234	JP Morgan Mortgage Trust 2005-A1
COMM 2014-SAVA Mortgage Trust				2.54%, 02/25/2035(bb)		392	391
1.30%, 06/15/2034(e)		145	145	JP Morgan Mortgage Trust 2005-A2
1.94%, 06/15/2034(e),(bb)		145	145	2.40%, 04/25/2035(bb)		296	286
2.59%, 06/15/2034(e),(bb)		290	290	JP Morgan Mortgage Trust 2005-A3
Credit Suisse First Boston Mortgage Securities				2.66%, 06/25/2035(bb)		171	173
Corp				JP Morgan Mortgage Trust 2005-S3
2.52%, 11/25/2033(bb)		119	114	6.00%, 01/25/2036(bb)		344	308
2.60%, 12/25/2033(bb)		76	75	JP Morgan Mortgage Trust 2006-A1
2.63%, 05/25/2034(bb)		320	318	2.40%, 02/25/2036(bb)		259	229
5.25%, 11/25/2020		834	841	JP Morgan Mortgage Trust 2006-A7
5.25%, 05/25/2028		30	30	2.55%, 01/25/2037(bb)		423	388
5.50%, 11/25/2035		220	203	JP Morgan Mortgage Trust 2007-S1
Credit Suisse Mortgage Capital Certificates				5.75%, 03/25/2037		342	285
1.43%, 03/15/2017(e),(bb)		1,100	1,100	Lehman Mortgage Trust 2006-1
CSMC Mortgage-Backed Trust 2006-8				5.50%, 02/25/2036		46	45
6.50%, 10/25/2021(bb)		120	103	Lehman XS Trust Series 2006-4N
Del Coronado Trust 2013-DEL MZ				0.40%, 04/25/2046(bb)		1,095	799
5.19%, 03/15/2018(e),(f),(bb)		200	200	MASTR Adjustable Rate Mortgages Trust
Deutsche Alt-A Securities Inc Mortgage Loan				2004-7
Trust Series 2005-3				2.50%, 07/25/2034(bb)		398	397
5.25%, 06/25/2035		118	119

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

BONDS (continued)		Principal Amount (000's) Value (000's)		BONDS (continued)	Principal Amount (000's) Value (000's)

Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
MASTR Adjustable Rate Mortgages Trust				WaMu Mortgage Pass-Through Certificates
2006-2				Series 2006-AR19 Trust
2.58%, 04/25/2036(bb)		$240	$231	1.95%, 01/25/2047(bb)		$670	$603
MASTR Alternative Loan Trust 2003-9				Washington Mutual Mortgage Pass-Through
5.25%, 11/25/2033		111	115	Certificates WMALT Series 2006-2 Trust
MASTR Alternative Loan Trust 2004-12				6.00%, 03/25/2036(bb)		171	159
5.25%, 12/25/2034		37	37	Wells Fargo Mortgage Backed Securities
MASTR Alternative Loan Trust 2004-5				2003-J Trust
5.50%, 06/25/2034		115	120	2.62%, 10/25/2033(bb)		58	59
6.00%, 06/25/2034		140	145	Wells Fargo Mortgage Backed Securities
MASTR Alternative Loan Trust 2004-8				2003-M Trust
6.00%, 09/25/2034		300	307	2.61%, 12/25/2033(bb)		386	386
Merrill Lynch Alternative Note Asset Trust				Wells Fargo Mortgage Backed Securities
Series 2007-F1				2004-A Trust
6.00%, 03/25/2037		312	246	2.64%, 02/25/2034(bb)		165	165
6.00%, 03/25/2037		170	134	Wells Fargo Mortgage Backed Securities
Merrill Lynch Mortgage Investors Trust Series				2005-11 Trust
MLCC 2006-1				5.50%, 11/25/2035		60	62
2.48%, 02/25/2036(bb)		1,324	1,287	Wells Fargo Mortgage Backed Securities
Merrill Lynch Mortgage Investors Trust Series				2005-12 Trust
MLCC 2006-2				5.50%, 11/25/2035		108	110
2.13%, 05/25/2036(bb)		76	75	Wells Fargo Mortgage Backed Securities
Merrill Lynch Mortgage Investors Trust Series				2005-16 Trust
MLCC 2007-1				6.00%, 01/25/2036(bb)		271	268
2.50%, 01/25/2037(bb)		150	145	Wells Fargo Mortgage Backed Securities
Morgan Stanley Capital I Trust 2007-HQ12				2005-17 Trust
5.86%, 04/12/2049(bb)		279	296	5.50%, 01/25/2036(bb)		130	133
Morgan Stanley Capital I Trust 2011-C2				Wells Fargo Mortgage Backed Securities
5.30%, 06/15/2044(e),(bb)		475	517	2005-AR10 Trust
				2.64%, 06/25/2035(bb)		661	672
Morgan Stanley Mortgage Loan Trust 2006-11				2.64%, 06/25/2035(bb)		127	128
6.00%, 08/25/2036(bb)		223	206	Wells Fargo Mortgage Backed Securities
Motel 6 Trust 2015-M6MZ				Trust
8.23%, 02/05/2020(d),(e),(f),(bb)		2,825	2,818	2.62%, 08/25/2034(bb)		193	192
National City Mortgage Capital Trust							$46,079
6.00%, 03/25/2038(bb)		966	1,011
				Oil & Gas - 2.92%
Provident Funding Mortgage Loan Trust 2005-2				Antero Resources Corp
2.46%, 10/25/2035(bb)		137	136	5.13%, 12/01/2022		145	145
				Baytex Energy Corp
RALI Series 2004-QS2 Trust				5.13%, 06/01/2021(e)		35	34
5.50%, 02/25/2034		166	169	5.63%, 06/01/2024(e)		40	39

Residential Asset Securitization Trust 2005-A8	CB			Bonanza Creek Energy Inc
5.38%, 07/25/2035		467	408	5.75%, 02/01/2023		210	194
				6.75%, 04/15/2021		55	53
Residential Asset Securitization Trust 2007-A6				BP Capital Markets PLC
				0.70%, 11/07/2016(bb)		385	385
6.00%, 06/25/2037(bb)		219	198
RFMSI Series 2006-S1 Trust				California Resources Corp
5.75%, 01/25/2036		178	183	5.50%, 09/15/2021		10	9
SCG Trust 2013-SRP1				6.00%, 11/15/2024		890	819
2.69%, 11/15/2026(e),(bb)		365	365	Chesapeake Energy Corp
				3.53%, 04/15/2019(bb)		1,000	970
3.44%, 11/15/2026(e),(bb)		400	401
3.53%, 11/15/2026(e),(bb)		200	200	4.88%, 04/15/2022		625	595
				6.63%, 08/15/2020		25	26
Structured Adjustable Rate Mortgage Loan Trust				Chevron Corp
				0.44%, 11/15/2017(bb)		1,480	1,481
0.49%, 07/25/2035(bb)		123	90
2.35%, 06/25/2034(bb)		310	305	Concho Resources Inc
2.45%, 11/25/2034(bb)		428	433	5.50%, 10/01/2022		165	167
2.61%, 09/25/2034(bb)		549	548	5.50%, 04/01/2023		185	188
				ConocoPhillips Co
Structured Asset Securities Corp Mortgage				0.61%, 05/15/2018(bb)		2,350	2,349
Pass-Through Certificates Series 2004-20
5.75%, 11/25/2034		176	184	Continental Resources Inc/OK
				3.80%, 06/01/2024		65	61
Structured Asset Securities Corp Trust 2005-1				4.50%, 04/15/2023		50	49
5.50%, 02/25/2035		239	244	5.00%, 09/15/2022		115	115
				Delek & Avner Tamar Bond Ltd
WaMu Mortgage Pass-Through Certificates				4.44%, 12/30/2020(e)		5,350	5,444
Series 2004-CB2 Trust				5.08%, 12/30/2023(e)		8,000	8,180
5.50%, 07/25/2034		85	89	5.41%, 12/30/2025(e)		5,000	5,125
WaMu Mortgage Pass-Through Certificates
Series 2005-AR7 Trust				Gazprom OAO Via Gaz Capital SA
2.37%, 08/25/2035(bb)		1,640	1,635	3.76%, 03/15/2017	EUR	4,000	4,377
				4.30%, 11/12/2015(e)		$5,600	5,621
				6.00%, 01/23/2021		6,000	6,000

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)				Other Asset Backed Securities (continued)
Halcon Resources Corp				Colony American Homes 2014-2
8.63%, 02/01/2020(e)		$380	$386	3.38%, 07/17/2031(e),(bb)		$1,000	$1,007
Matador Resources Co				Colony American Homes 2015-1
6.88%, 04/15/2023(e)		312	321	0.00%, 07/17/2032(a),(e),(bb),(dd)		415	415
MEG Energy Corp				Cronos Containers Program I Ltd
6.38%, 01/30/2023(e)		210	198	3.27%, 11/18/2029(e)		978	986
6.50%, 03/15/2021(e)		40	39	GCA2014 Holdings Ltd - Class C
7.00%, 03/31/2024(e)		145	140	6.00%, 01/05/2030(d),(e),(f),(bb)		676	676
Oasis Petroleum Inc				GCA2014 Holdings Ltd - Class D
6.88%, 03/15/2022		300	307	7.50%, 01/05/2030(d),(e),(f),(bb)		248	248
Odebrecht Offshore Drilling Finance Ltd				GCA2014 Holdings Ltd - Class E
6.75%, 10/01/2023(cc)		8,836	7,985	0.00%, 01/05/2030(a),(d),(e),(f),(bb)		1,030	852
OGX Austria GmbH				Global Container Assets Ltd
0.00%, 06/01/2018(a),(e)		600	1	4.50%, 02/05/2030(e),(f),(bb)		407	406
0.00%, 04/01/2022(a),(e)		1,100	—	Invitation Homes 2014-SFR1 Trust
Pacific Rubiales Energy Corp				1.68%, 06/17/2031(e),(bb)		1,180	1,180
5.13%, 03/28/2023(e)		285	228	OneMain Financial Issuance Trust 2014-1
5.13%, 03/28/2023		3,000	2,400	2.43%, 06/18/2024(e),(bb)		240	240
5.38%, 01/26/2019		1,000	904	OneMain Financial Issuance Trust 2014-2
5.63%, 01/19/2025		1,000	802	2.47%, 09/18/2024(e),(f)		130	130
Pertamina Persero PT				3.02%, 09/18/2024(e),(f),(bb)		130	130
5.63%, 05/20/2043		5,000	4,651	5.31%, 09/18/2024(e),(f),(bb)		1,210	1,205
Petrobras Global Finance BV				OneMain Financial Issuance Trust 2015-1
2.75%, 01/15/2018	EUR	9,500	10,043	3.19%, 03/18/2026(e),(f),(bb)		220	222
3.25%, 04/01/2019		3,625	3,828	Rise Ltd
5.63%, 05/20/2043		$2,900	2,388	4.75%, 02/15/2039(d),(f),(bb)		462	466
Petroleos de Venezuela SA				Sierra Timeshare 2012-1 Receivables Funding
6.00%, 11/15/2026		7,500	2,794	LLC
Petroleos Mexicanos				2.84%, 11/20/2028(e)		35	35
7.65%, 11/24/2021(e),(bb)	MXN	6,500	432	Sierra Timeshare 2013-1 Receivables Funding
Reliance Industries Ltd				LLC
4.13%, 01/28/2025		$8,400	8,502	1.59%, 11/20/2029(e),(bb)		161	161
Rosetta Resources Inc				Sierra Timeshare 2013-3 Receivables Funding
5.63%, 05/01/2021		40	42	LLC
5.88%, 06/01/2022		20	21	2.20%, 10/20/2030(e),(bb)		387	390
5.88%, 06/01/2024		70	75	Springleaf Funding Trust 2014-A
Sabine Oil & Gas Corp				2.41%, 12/15/2022(e),(f),(bb)		290	290
7.25%, 06/15/2019		300	69	TAL Advantage V LLC
Shell International Finance BV				3.55%, 11/20/2038(e),(bb)		446	452
0.48%, 11/15/2016(bb)		455	456	U.S. Residential Opportunity Fund IV Trust
SM Energy Co				2015-1
5.00%, 01/15/2024		485	475	3.72%, 02/27/2035(e),(bb)		905	909
6.13%, 11/15/2022(e)		371	387	US Residential Opportunity Fund III Trust
Ultra Petroleum Corp				2015-1
6.13%, 10/01/2024(e)		130	119	3.72%, 01/27/2035(e),(bb)		1,064	1,072
Whiting Petroleum Corp				VOLT XXII LLC
5.00%, 03/15/2019		90	90	3.50%, 02/25/2055(e),(bb)		1,983	1,988
5.75%, 03/15/2021		1,145	1,165	VOLT XXX LLC
6.50%, 10/01/2018		745	762	3.62%, 10/25/2057(e),(bb)		859	862
			$92,436	VOLT XXXI LLC
				3.38%, 02/25/2055(e),(bb)		445	446
Oil & Gas Services - 0.01%							$20,832
Western Refining Logistics LP / WNRL
Finance Corp				Pharmaceuticals - 0.33%
7.50%, 02/15/2023(e)		395	412	AbbVie Inc
				3.60%, 05/14/2025		2,425	2,440
				Actavis Funding SCS
Other Asset Backed Securities - 0.66%				1.35%, 03/12/2018(bb)		2,500	2,527
AIM Aviation Finance Ltd
5.07%, 02/15/2040(e),(f),(bb)		1,458	1,472	Johnson & Johnson
				0.36%, 11/28/2016(bb)		430	430
American Homes 4 Rent 2014-SFR1
2.75%, 06/17/2031(e),(bb)		500	491	Merck & Co Inc
				0.40%, 02/10/2017(bb)		1,665	1,666
American Homes 4 Rent 2014-SFR2 Trust
5.15%, 10/17/2036(e),(bb)		280	300	Valeant Pharmaceuticals International Inc
				4.50%, 05/15/2023(e)	EUR	1,685	1,874
6.23%, 10/17/2036(e),(bb)		695	760
				5.50%, 03/01/2023(e)		$670	683
American Homes 4 Rent 2014-SFR3 Trust				6.38%, 10/15/2020(e)		645	688
6.42%, 12/17/2036(e),(bb)		900	983
American Homes 4 Rent 2015-SFR1							$10,308
5.64%, 04/17/2052(e),(bb)		1,045	1,101	Pipelines - 0.40%
CLI Funding V LLC				MarkWest Energy Partners LP / MarkWest
3.38%, 10/18/2029(e)		659	666	Energy Finance Corp
Colony American Homes 2014-1				4.88%, 12/01/2024		3,005	3,035
2.10%, 05/17/2031(e),(bb)		290	291

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

BONDS (continued)	Principal Amount (000's) Value (000's)			BONDS (continued)	Principal Amount (000's) Value (000's)

Pipelines (continued)				Sovereign (continued)
Regency Energy Partners LP / Regency				Mexican Bonos
Energy Finance Corp				4.75%, 06/14/2018(bb)	MXN	94,000	$6,121
5.75%, 09/01/2020		$995	$1,095
Sabine Pass Liquefaction LLC				Republic of Angola Via Northern Lights III BV
5.63%, 03/01/2025(e)		3,005	3,005	7.00%, 08/16/2019		$6,000	6,124
Targa Resources Partners LP / Targa				Sri Lanka Government International Bond
Resources Partners Finance Corp				6.25%, 10/04/2020		5,000	5,107
4.25%, 11/15/2023		35	34				$51,680
5.00%, 01/15/2018(e)		1,020	1,053
5.25%, 05/01/2023		135	136	Student Loan Asset Backed Securities - 0.03%
6.38%, 08/01/2022		210	222	SoFi Professional Loan Program 2014-B
Williams Partners LP				LLC
				1.43%, 08/25/2032(e),(bb)		118	119
4.00%, 09/15/2025		4,165	4,105
			$12,685	SoFi Professional Loan Program 2015-A
				LLC
Real Estate - 1.12%				1.38%, 03/25/2033(e),(bb)		747	747
Agile Property Holdings Ltd							$866
8.88%, 04/28/2017		3,000	3,034
China Overseas Finance Cayman III Ltd				Telecommunications - 1.19%
6.38%, 10/29/2043		7,000	7,749	AT&T Inc
				0.69%, 03/30/2017(bb)		1,525	1,525
Country Garden Holdings Co Ltd
7.25%, 04/04/2021		5,500	5,562	Axtel SAB de CV
				9.00%, 01/31/2020(bb)		5,000	5,000
MAF Global Securities Ltd
7.13%, 10/29/2049(bb)		12,000	12,962	B Communications Ltd
				7.38%, 02/15/2021(e)		6,000	6,397
Rialto Holdings LLC / Rialto Corp
7.00%, 12/01/2018(e)		2,888	3,025	Brasil Telecom SA
				9.75%, 09/15/2016(e)	BRL	1,475	429
Shimao Property Holdings Ltd
8.13%, 01/22/2021		3,000	3,150	CommScope Inc
				4.38%, 06/15/2020(e),(dd)		$195	197
			$35,482	CommScope Technologies Finance LLC
REITS - 0.09%				6.00%, 06/15/2025(e),(dd)		495	501
Healthcare Realty Trust Inc				Digicel Group Ltd
3.88%, 05/01/2025		690	681	7.13%, 04/01/2022		4,250	4,133
Host Hotels & Resorts LP				Level 3 Financing Inc
5.25%, 03/15/2022		265	292	5.13%, 05/01/2023(e)		2,240	2,246
iStar Financial Inc				MTN Mauritius Investments Ltd
4.00%, 11/01/2017		2,045	2,015	4.76%, 11/11/2024		4,500	4,579
			$2,988	Turk Telekomunikasyon AS
				4.88%, 06/19/2024		7,000	6,991
Retail - 0.02%				VimpelCom Holdings BV
Foot Locker Inc				5.20%, 02/13/2019		6,000	5,805
8.50%, 01/15/2022		410	492				$37,803

				Transportation - 0.02%
Semiconductors - 0.15%				Canadian National Railway Co
KLA-Tencor Corp				0.48%, 11/06/2015(bb)		610	610
4.65%, 11/01/2024		2,437	2,496
Micron Technology Inc
5.25%, 01/15/2024(e)		1,130	1,119	TOTAL BONDS			$698,449
5.63%, 01/15/2026(e)		1,130	1,110
			$4,725	CONVERTIBLE BONDS - 2.63%	Principal Amount (000's) Value (000's)

Software - 0.09%				Automobile Manufacturers - 0.05%
Open Text Corp				Tesla Motors Inc
5.63%, 01/15/2023(e)		1,245	1,258	1.50%, 06/01/2018		775	1,587
Oracle Corp
0.47%, 07/07/2017(bb)		1,075	1,077	Automobile Parts & Equipment - 0.02%
Rolta Americas LLC				Meritor Inc
8.88%, 07/24/2019(e)		565	486	7.88%, 03/01/2026		325	530
			$2,821

Sovereign - 1.63%				Banks - 0.32%
1MDB Global Investments Ltd
4.40%, 03/09/2023		10,000	8,710	Bank of New York Mellon Luxembourg SA/The
Bulgaria Government International Bond				4.49%, 12/15/2050(bb)	EUR	14,000	10,128
2.95%, 09/03/2024	EUR	5,000	5,572
Cyprus Government International Bond
4.63%, 02/03/2020(e)		1,500	1,722	Biotechnology - 0.08%
				Acorda Therapeutics Inc
4.75%, 06/25/2019		8,000	9,221	1.75%, 06/15/2021(b)		$600	587
Hellenic Republic Government International				BioMarin Pharmaceutical Inc
Bond				0.75%, 10/15/2018		83	122
5.00%, 08/22/2016	JPY	225,000	1,269	1.50%, 10/15/2020		171	257
KazAgro National Management Holding JSC				Emergent Biosolutions Inc
3.26%, 05/22/2019	EUR	7,500	7,834	2.88%, 01/15/2021		255	313

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

CONVERTIBLE BONDS (continued)	Principal Amount (000's) Value (000's)			CONVERTIBLE BONDS (continued)	Principal Amount (000's) Value (000's)

Biotechnology (continued)				Internet (continued)
Gilead Sciences Inc				VeriSign Inc
1.63%, 05/01/2016		$160	$790	3.25%, 08/15/2037	$3,325	$6,272
Medicines Co/The						$11,116
2.50%, 01/15/2022(e)		425	469
			$2,538	Investment Companies - 0.00%
				Ares Capital Corp
Coal - 0.00%				5.75%, 02/01/2016(b),(e)	50	51
Alpha Natural Resources Inc				Prospect Capital Corp
4.88%, 12/15/2020		100	12	4.75%, 04/15/2020(b),(bb)	100	97
						$148

Computers - 0.05%				Iron & Steel - 0.03%
Brocade Communications Systems Inc				United States Steel Corp
1.38%, 01/01/2020(e)		225	239	2.75%, 04/01/2019	800	972
SanDisk Corp
1.50%, 08/15/2017		850	1,229
			$1,468	Leisure Products & Services - 0.02%
				Jarden Corp
Diversified Financial Services - 0.01%				1.13%, 03/15/2034	500	592
Element Financial Corp
5.13%, 06/30/2019(e)	CAD	325	322
				Mining - 0.00%
				Stillwater Mining Co
Electric - 0.02%				1.75%, 10/15/2032(b)	100	124
NRG Yield Inc
3.50%, 02/01/2019(e)		$650	780
				Miscellaneous Manufacturing - 0.03%
				Trinity Industries Inc
Electrical Components & Equipment - 0.00%				3.88%, 06/01/2036	650	896
General Cable Corp
4.50%, 11/15/2029(b),(bb)		75	61
				Oil & Gas - 0.15%
				Cheniere Energy Inc
Electronics - 0.02%				4.25%, 03/15/2045	1,050	842
TTM Technologies Inc				Chesapeake Energy Corp
1.75%, 12/15/2020		250	290	2.50%, 05/15/2037	225	218
Vishay Intertechnology Inc				Whiting Petroleum Corp
2.25%, 11/15/2040		300	307	1.25%, 04/01/2020(e)	3,270	3,581
			$597			$4,641

Energy - Alternate Sources - 0.21%				Pharmaceuticals - 0.07%
SunEdison Inc				Herbalife Ltd
0.25%, 01/15/2020(b),(e)		25	30	2.00%, 08/15/2019	900	795
2.00%, 10/01/2018		400	840	Mylan Inc
2.38%, 04/15/2022(e)		1,115	1,508	3.75%, 09/15/2015	275	1,496
2.63%, 06/01/2023(e)		1,311	1,353			$2,291
2.75%, 01/01/2021		725	1,539
3.38%, 06/01/2025(e)		1,474	1,550	REITS - 0.10%
			$6,820	Health Care REIT Inc
				3.00%, 12/01/2029	825	1,129
Healthcare - Products - 0.02%				Spirit Realty Capital Inc
Hologic Inc				2.88%, 05/15/2019	100	97
2.00%, 12/15/2037		325	513	3.75%, 05/15/2021	350	339
				Starwood Property Trust Inc
				3.75%, 10/15/2017	325	337
Healthcare - Services - 0.14%				4.55%, 03/01/2018	1,175	1,272
Anthem Inc
2.75%, 10/15/2042		1,950	4,373			$3,174
				Semiconductors - 0.63%
Home Builders - 0.01%				Intel Corp
				3.25%, 08/01/2039(b)	3,051	5,183
Lennar Corp
3.25%, 11/15/2021(e)		175	352	Microchip Technology Inc
				2.13%, 12/15/2037	600	1,186
				Micron Technology Inc
Insurance - 0.08%				2.13%, 02/15/2033	200	514
MGIC Investment Corp				3.13%, 05/01/2032	300	865
2.00%, 04/01/2020		300	487	Novellus Systems Inc
5.00%, 05/01/2017		775	871	2.63%, 05/15/2041	3,848	9,238
Radian Group Inc				NXP Semiconductors NV
2.25%, 03/01/2019(b)		700	1,190	1.00%, 12/01/2019(e)	275	347
			$2,548	ON Semiconductor Corp
				2.63%, 12/15/2026	300	406
Internet - 0.35%				Rovi Corp
Equinix Inc				0.50%, 03/01/2020(e)	2,240	2,082
4.75%, 06/15/2016(b)		1,325	4,409
MercadoLibre Inc						$19,821
2.25%, 07/01/2019(e)		335	435

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

			SENIOR FLOATING RATE INTERESTS
CONVERTIBLE BONDS (continued)	Principal Amount (000's) Value (000's)		(continued)	Principal Amount (000's) Value (000's)

Software - 0.07%			Commercial Services (continued)
Electronic Arts Inc			ServiceMaster Co LLC/The, Term Loan B
0.75%, 07/15/2016(b)	$875	$1,729	4.25%, 06/25/2021(bb)	$2,081	$2,086
Nuance Communications Inc					$4,217
2.75%, 11/01/2031	590	591
		$2,320	Distribution & Wholesale - 0.04%
			American Builders & Contractors Supply Co
Telecommunications - 0.13%			Inc, Term Loan B
Ciena Corp			3.50%, 04/05/2020(bb)	571	570
3.75%, 10/15/2018(e)	270	377	American Tire Distributors Inc, Term Loan B
Palo Alto Networks Inc			5.25%, 09/24/2021(bb)	119	121
0.00%, 07/01/2019(a),(b),(e)	2,370	3,775	HD Supply Inc, Term Loan B
		$4,152	4.00%, 06/28/2018(bb)	572	572

Transportation - 0.02%					$1,263
Ship Finance International Ltd			Diversified Financial Services - 0.02%
3.25%, 02/01/2018	125	128	American Beacon Advisors Inc, Term Loan
UTi Worldwide Inc			5.50%, 03/17/2022(bb)	238	240
4.50%, 03/01/2019	425	432	Aptean Holdings Inc, Term Loan B
		$560	5.25%, 02/21/2020(bb)	446	442
TOTAL CONVERTIBLE BONDS		$83,436			$682

SENIOR FLOATING RATE INTERESTS -			Electric - 0.03%
1.69%	Principal Amount (000's) Value (000's)		Calpine Construction Finance Co LP, Term
Aerospace & Defense - 0.07%			Loan B1
TransDigm Inc, Term Loan C			3.00%, 04/24/2020(bb)	260	257
3.75%, 02/28/2020(bb)	$683	$681	Calpine Corp, Term Loan
TransDigm Inc, Term Loan D			0.00%, 05/20/2022(bb),(ee)	705	703
3.75%, 05/21/2021(bb)	571	570			$960
TransDigm Inc, Term Loan E
3.50%, 05/13/2022(bb)	887	880	Electrical Components & Equipment - 0.09%
			Generac Power Systems Inc, Term Loan B
		$2,131	3.59%, 06/22/2018(bb)	2,739	2,731
Agriculture - 0.01%
Pinnacle Operating Corp, Term Loan B			Food - 0.00%
4.75%, 11/14/2018(bb)	166	165
			Reddy Ice Corp, Term Loan
			6.75%, 05/01/2019(bb)	109	97
Automobile Parts & Equipment - 0.05%
Visteon Corp, Delay-Draw Term Loan B-DD			Food Service - 0.06%
3.50%, 04/09/2021(bb)	1,527	1,526
			Aramark Services Inc, Term Loan F
			3.25%, 02/21/2021(bb)	2,006	2,004
Building Materials - 0.08%			Brasa Holdings Inc, Term Loan
Continental Building Products Operating Co			11.00%, 01/18/2020(bb)	46	46
LLC, Term Loan B					$2,050
4.00%, 08/28/2020(bb)	503	502
Ply Gem Industries Inc, Term Loan B			Hand & Machine Tools - 0.01%
4.00%, 01/17/2021(bb)	83	83	Milacron LLC, Term Loan B
			0.00%, 09/28/2020(bb),(ee)	255	256
Quikrete Holdings Inc, Term Loan B
4.00%, 09/18/2020(bb)	1,875	1,875
		$2,460	Healthcare - Products - 0.08%
			Mallinckrodt International Finance SA, Term
Chemicals - 0.04%			Loan B
Axalta Coating Systems US Holdings Inc,			3.25%, 03/05/2021(bb)	1,896	1,893
Term Loan B			Ortho-Clinical Diagnostics Inc, Term Loan B
3.75%, 02/01/2020(bb)	430	430
			4.75%, 06/30/2021(bb)	233	230
EI du Pont de Nemours & Co, Term Loan			Sterigenics-Nordion Holdings, Term Loan
3.75%, 05/09/2022(bb)	290	290
			4.25%, 05/06/2022(bb)	400	400
Emerald Performance Materials LLC, Term					$2,523
Loan
4.50%, 07/23/2021(bb)	269	269	Healthcare - Services - 0.01%
MacDermid Inc, Term Loan B			Community Health Systems Inc, Term Loan
4.50%, 06/05/2020(bb)	152	153	4.00%, 01/14/2021(bb)	205	205
		$1,142

Commercial Services - 0.13%			Housewares - 0.01%
Brickman Group Ltd LLC/The, Term Loan B			Libbey Glass Inc, Term Loan B
4.00%, 12/18/2020(bb)	153	153	3.75%, 04/09/2021(bb)	366	366
Creative Artists Agency LLC, Term Loan B
5.50%, 12/10/2021(bb)	572	577
			Insurance - 0.06%
iQor US Inc, Term Loan B
6.00%, 02/19/2021(bb)	594	552	Asurion LLC, Term Loan B1
			5.00%, 05/24/2019(bb)	563	564
			HUB International Ltd, Term Loan B
Sedgwick Claims Management Services Inc, Term Loan			4.00%, 09/17/2020(bb)	909	905
3.75%, 02/11/2021(bb)	860	849

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Principal Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Insurance (continued)			Pharmaceuticals - 0.06%
Hyperion Insurance Group Ltd, Term Loan			Amneal Pharmaceuticals LLC, Term Loan B
5.50%, 03/26/2022(bb)	$460	$463	5.00%, 10/31/2019(bb)	$304	$306
		$1,932	DPx Holdings BV, Term Loan B
			4.25%, 01/22/2021(bb)	233	232
Internet - 0.03%
Zayo Group LLC, Term Loan B			Valeant Pharmaceuticals International Inc,
3.75%, 05/06/2021(bb)	1,084	1,082	Term Loan BF1
			4.00%, 03/11/2022(bb)	1,310	1,313
					$1,851

Investment Companies - 0.00%			Pipelines - 0.08%
Grosvenor Capital Management Holdings			Energy Transfer Equity LP, Term Loan
LLLP, Term Loan B			3.25%, 11/15/2019(bb)	2,165	2,155
3.75%, 11/25/2020(bb)	165	164
			Southcross Energy Partners LP, Term Loan B
			5.25%, 07/29/2021(bb)	294	293
Leisure Products & Services - 0.01%					$2,448
Performance Sports Group Ltd, Term Loan B
4.00%, 04/02/2021(bb)	101	100	Private Equity - 0.01%
			HarbourVest Partners LLC, Term Loan
SRAM LLC, Term Loan B			3.25%, 02/04/2021(bb)	216	215
4.03%, 06/07/2018(bb)	304	303
		$403

Lodging - 0.04%			Real Estate - 0.06%
			Realogy Group LLC, Term Loan B
			3.75%, 03/05/2020(bb)	1,888	1,890
Hilton Worldwide Finance LLC, Term Loan B
3.50%, 09/23/2020(bb)	454	455
La Quinta Intermediate Holdings LLC, Term			REITS - 0.03%
Loan B			Communications Sales & Leasing Inc, Term
4.00%, 02/19/2021(bb)	905	907	Loan B
		$1,362	5.00%, 10/14/2022(bb)	880	877

Machinery - Diversified - 0.00%
Mirror BidCo Corp, Term Loan B			Retail - 0.08%
4.25%, 12/28/2019(bb)	76	76	General Nutrition Centers Inc, Term Loan B
			3.25%, 03/02/2018(bb)	959	948
			Hillman Group Inc/The, Term Loan B
Media - 0.06%			4.50%, 06/30/2021(bb)	53	54
Time Inc, Delay-Draw Term Loan B-DD
4.25%, 04/21/2021(bb)	288	287	PetSmart Inc, Term Loan B
			0.00%, 03/10/2022(bb),(ee)	1,029	1,032
Townsquare Media Inc, Term Loan B
4.25%, 03/25/2022(bb)	199	200	Staples Inc, Term Loan B
			0.00%, 04/23/2021(bb),(ee)	190	190
Virgin Media Investment Holdings Ltd, Term			Talbots Inc/The, Term Loan B
Loan			5.50%, 03/13/2020(bb)	292	286
3.50%, 06/07/2023(bb)	1,350	1,345
					$2,510
		$1,832
			Semiconductors - 0.04%
Metal Fabrication & Hardware - 0.01%			Entegris Inc, Term Loan B
Crosby US Acquisition Corp, Term Loan			3.50%, 03/25/2021(bb)	163	162
3.75%, 11/06/2020(bb)	311	294
			NXP BV, Term Loan D
Doncasters US Finance LLC, Term Loan B			3.25%, 01/10/2020(bb)	998	994
4.50%, 04/05/2020(bb)	93	94
					$1,156
		$388
			Software - 0.17%
Miscellaneous Manufacturing - 0.02%			BMC Foreign Holding Co, Term Loan B
Gates Global LLC, Term Loan			5.00%, 08/07/2020(bb)	197	193
4.25%, 06/11/2021(bb)	641	638
			BMC Software Finance Inc, Term Loan B
			5.00%, 08/07/2020(bb)	973	955
Oil & Gas - 0.04%			Evergreen Skills Lux Sarl, Term Loan
Power Buyer LLC, Delay-Draw Term Loan			3.78%, 04/08/2021(bb)	759	756
DD			IMS Health Inc, Term Loan B
4.25%, 05/06/2020(bb)	29	29	3.50%, 03/05/2021(bb)	303	303
Power Buyer LLC, Term Loan			Infor US Inc, Term Loan B5
4.25%, 05/06/2020(bb)	527	526	3.75%, 06/03/2020(bb)	1,077	1,071
Western Refining Inc, Term Loan B			MA FinanceCo LLC, Term Loan B
4.25%, 11/25/2020(bb)	783	784	5.25%, 10/07/2021(bb)	954	956
		$1,339	Nuance Communications Inc, Term Loan C
			2.94%, 03/31/2016(bb)	123	122
Packaging & Containers - 0.01%			Renaissance Learning Inc, Term Loan
Ardagh Holdings USA Inc, Delay-Draw Term			4.50%, 04/02/2021(bb)	270	266
Loan B-DD			Vertafore Inc, Term Loan
4.00%, 12/17/2019(bb)	273	273	4.25%, 11/03/2019(bb)	747	748
FPC Holdings Inc, Term Loan					$5,370
5.25%, 11/15/2019(bb)	124	123
		$396	Telecommunications - 0.12%
			Integra Telecom Holdings Inc, Term Loan
			0.00%, 02/22/2019(bb),(ee)	1,150	1,143

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS				REPURCHASE AGREEMENTS
(continued)	Principal Amount (000's) Value (000's)			(continued)	Maturity Amount (000's) Value (000's)

Telecommunications (continued)				Banks (continued)
Level 3 Financing Inc, Term Loan BII				Barclays Bank PLC Repurchase Agreement on $	5,454	$5,470
3.50%, 05/06/2022(bb)	$429	$428		securities sold short; (0.45)% dated
LTS Buyer LLC, Term Loan B				10/08/2014 (collateralized by South Africa
4.00%, 04/01/2020(bb)	301	301		Government International Bond;
Sable International Finance Ltd, Term Loan				$5,735,098; 5.88%; dated 09/16/25)(hh)
5.50%, 11/25/2016(bb)	844	843		Barclays Bank PLC Repurchase Agreement on	5,800	5,808
SBA Senior Finance II LLC, Term Loan B				securities sold short; (0.45)% dated
3.25%, 03/24/2021(bb)	1,256	1,250		02/04/2015 (collateralized by South Africa
		$3,965		Government International Bond;
				$5,735,098; 5.88%; dated 09/16/25)(hh)
Transportation - 0.01%				Barclays Bank PLC Repurchase Agreement on	5,040	5,046
OSG Bulk Ships Inc, Term Loan B-EXIT				securities sold short; (0.45)% dated
5.25%, 07/22/2019(bb)	214	214		03/04/2015 (collateralized by Export-
				Import Bank of India; $5,186,731; 4.00%;
				dated 01/14/23)(hh)
Trucking & Leasing - 0.02%
AWAS Aviation Capital Ltd, Term Loan				Barclays Bank PLC Repurchase Agreement on	3,926	3,944
3.50%, 06/26/2018(bb)	156	156		securities sold short; (0.50)% dated
IBC Capital Ltd, Term Loan				07/15/2014 (collateralized by Saudi
4.75%, 08/05/2021(bb)	430	431		Electricity Global Sukuk Co 2; $4,110,452;
		$587		3.47%; dated 04/08/23)(hh)
TOTAL SENIOR FLOATING RATE INTERESTS		$53,469		Barclays Bank PLC Repurchase Agreement on	5,545	5,555
U.S. GOVERNMENT & GOVERNMENT				securities sold short; (0.50)% dated
AGENCY OBLIGATIONS - 3.74%	Principal Amount (000's)	Value (000	's)	01/13/2015 (collateralized by Bahrain
				Government International Bond;
U.S. Treasury - 0.19%				$5,739,583 ; 6.13%; dated 08/01/23)(hh)
0.25%, 09/30/2015(ff)	$5,200	$5,202		Barclays Bank PLC Repurchase Agreement on	3,399	3,405
1.50%, 06/30/2016	600	608		securities sold short; (0.50)% dated
		$5,810		01/26/2015 (collateralized by Bahrain
U.S. Treasury Bill - 3.55%				Government International Bond;
				$3,443,750 ; 6.13%; dated 08/01/23)(hh)
0.01%, 07/02/2015(cc),(gg)	25,000	25,000
0.00%, 07/30/2015(cc),(gg)	20,000	20,000		Barclays Bank PLC Repurchase Agreement on	5,503	5,512
0.02%, 06/25/2015(cc),(gg)	60,000	59,999		securities sold short; (0.50)% dated
0.07%, 08/20/2015(ff),(gg)	1,100	1,100		02/10/2015 (collateralized by Bahrain
0.14%, 09/10/2015(gg)	3,220	3,220		Government International Bond;
				$5,739,583 ; 6.13%; dated 08/01/23)(hh)
0.27%, 03/03/2016(gg)	3,230	3,225
		$112,544		Barclays Bank PLC Repurchase Agreement on	5,069	5,074
				securities sold short; (0.50)% dated
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				03/17/2015 (collateralized by Saudi
OBLIGATIONS		$118,354		Electricity Global Sukuk Co 2; $5,138,065;
				3.47%; dated 04/08/23)(hh)
REPURCHASE AGREEMENTS - 3.24%	Maturity Amount (000's)	Value (000	's)	Barclays Bank PLC Repurchase Agreement on	5,484	5,489
Banks - 3.24%				securities sold short; (0.50)% dated
Barclays Bank PLC Repurchase Agreement on $	4,713	$4,719		03/26/2015 (collateralized by Bahrain
securities sold short; (0.95)% dated				Government International Bond;
08/11/2014 (collateralized by Portugal				$5,739,583; 6.13%; dated 08/01/23)(hh)
Obrigacoes do Tesouro OT; $5,086,757;				Barclays Bank PLC Repurchase Agreement on	5,090	5,095
4.45%; dated 06/15/18)(hh)				securities sold short; (0.50)% dated
Barclays Bank PLC Repurchase Agreement on	4,843	4,847		03/26/2015 (collateralized by Saudi
securities sold short; (0.95)% dated				Electricity Global Sukuk Co 2; $5,138,065;
12/12/2014 (collateralized by Portugal				3.47%; dated 04/08/23)(hh)
Obrigacoes do Tesouro OT; $5,086,757;				Barclays Bank PLC Repurchase Agreement;	1,294	1,296
4.45%; dated 06/15/18)(hh)				(0.55)% dated 01/21/2015 (collateralized
Barclays Bank PLC Repurchase Agreement on	4,820	4,829		by Petronas Capital Ltd; $1,312,987;
securities sold short; (0.95)% dated				7.88%; dated 05/22/22)(hh)
09/11/2014 (collateralized by Portugal				Barclays Bank PLC Repurchase Agreement;	3,287	3,298
Obrigacoes do Tesouro OT; $5,086,757;				(0.60)% dated 10/31/2014 (collateralized
4.45%; dated 06/15/18)(hh)				by Petronas Capital Ltd; $3,282,467;
Barclays Bank PLC Repurchase Agreement on	5,223	5,227		7.88%; dated 05/22/22)(hh)
securities sold short; (0.25)% dated				Barclays Bank PLC Repurchase Agreement on	2,378	2,392
02/11/2015 (collateralized by Banco				securities sold short; (0.75)% dated
Nacional de Desenvolvimento Economico				08/15/2014 (collateralized by Sinochem
e Social; $5,291,910; 5.75%; dated 09/26/23)(hh)				Overseas Capital Co Ltd; $2,498,374;
				6.30%; dated 11/12/40)(hh)
Barclays Bank PLC Repurchase Agreement on	4,617	4,624		Barclays Bank PLC Repurchase Agreement on	5,347	5,358
securities sold short; (0.40)% dated				securities sold short; (0.95)% dated
01/21/2015 (collateralized by Banco do				03/11/2015 (collateralized by Morocco
Brasil SA/Cayman; $4,719,698; 3.88%;				Government International Bond;
dated 10/10/22)(hh)				$5,450,895; 5.50%; dated 12/11/42)(hh)

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

REPURCHASE AGREEMENTS	Maturity	(p)	Restricted Security. At the end of the period, the value of this security
(continued)	Amount (000's)	Value (000's)	totaled $174 or 0.01% of net assets. The security was purchased August
26, 2014 at a cost of $111.
Banks (continued)	(q)	Restricted Security. At the end of the period, the value of this security
Barclays Bank PLC Repurchase Agreement on $	3,072	$3,082	totaled $339 or 0.01% of net assets. The security was purchased on April
securities sold short; (1.00)% dated	16, 2015 at a cost of $209.
01/31/2014 (collateralized by Bangkok	(r)	Restricted Security. At the end of the period, the value of this security
Bank PCL/Hong Kong; $3,301,309;	totaled $628 or 0.02% of net assets. The security was purchased March
4.80%; dated 10/18/20)(hh)
16, 2015 at a cost of $628.
Barclays Bank PLC Repurchase Agreement on	2,166	2,189	(s)	Restricted Security. At the end of the period, the value of this security
securities sold short; (1.25)% dated	totaled $602 or 0.02% of net assets. The security was purchased on June
08/12/2014 (collateralized by Bangkok	5, 2014 at a cost of $236.
Bank PCL/Hong Kong; $2,200,873;	(t)	Restricted Security. At the end of the period, the value of this security
4.80%; dated 10/18/20)(hh)
totaled $156 or 0.00% of net assets. The security was purchased on
Barclays Bank PLC Repurchase Agreement on	4,771	4,779	January 15, 2015 at a cost of $156.
securities sold short; (1.85)% dated	(u)	Restricted Security. At the end of the period, the value of this security
04/23/2015 (collateralized by Kazakhstan	totaled $243 or 0.01% of net assets. The security was purchased on
Government International Bond;	November 20, 2014 at a cost of $170.
$4,831,545 ; 3.88%; dated 10/14/24)(hh)
(v)	Restricted Security. At the end of the period, the value of this security
Barclays Bank PLC Repurchase Agreement on	5,703	5,741	totaled $97 or 0.00% of the net assets. The security was purchased
securities sold short; (3.75)% dated	December 15, 2014 at a total cost of $97.
03/27/2015 (collateralized by Vale SA;	(w)	Restricted Security. At the end of the period, the value of this security
$5,873,251 ; 3.75%; dated 01/10/23)(hh)
totaled $152 or 0.00% of net assets. The security was purchased on
$102,779	December 8, 2014 at a cost of $81.
TOTAL REPURCHASE AGREEMENTS	$102,779	(x)	Restricted Security. At the end of the period, the value of this security
TOTAL PURCHASED OPTIONS - 0.18%	$5,836	totaled $120 or 0.00% of the net assets. The security was purchased
TOTAL PURCHASED INTEREST RATE SWAPTIONS -	December 8, 2014 at a total cost of $64.
0.02%	$513	(y)	Restricted Security. At the end of the period, the value of this security
Total Investments	$3,206,963	totaled $123 or 0.00% of net assets. The security was purchased March 3,
Liabilities in Excess of Other Assets, Net - (1.24)%	$(39,037)	2015 at a cost of $123.
TOTAL NET ASSETS - 100.00%	$3,167,926	(z)	Restricted Security. At the end of the period, the value of this security totaled $172 or 0.01% of net assets. The security was purchased April 27,
2015 at a cost of $172.
(a)	Non-Income Producing Security	(aa) Restricted Security. At the end of the period, the value of this security
(b)	Security or a portion of the security was pledged as collateral for short	totaled $64 or 0.00% of net assets. The security was purchased August 25,
sales. At the end of the period, the value of these securities totaled $31,254	2014 at a cost of $48.
or 0.99% of net assets.	(bb) Variable Rate. Rate shown is in effect at May 31, 2015.
(c)	Security or a portion of the security was pledged to cover margin	(cc) Security or portion of the security was pledged as collateral for reverse
requirements for options contracts. At the end of the period, the value of	repurchase agreements. At the end of the period, the value of these
these securities totaled $18,199 or 0.57% of net assets.	securities totaled $109,165 or 3.45% of net assets.
(d)	Security is Illiquid	(dd) Security purchased on a when-issued basis.
(e)	Security exempt from registration under Rule 144A of the Securities Act of	(ee) This Senior Floating Rate Note will settle after May 31, 2015, at which
1933. These securities may be resold in transactions exempt from	time the interest rate will be determined.
registration, normally to qualified institutional buyers. At the end of the	(ff)	Security or a portion of the security was pledged to cover margin
period, the value of these securities totaled $203,837 or 6.44% of net assets.	requirements for futures contracts. At the end of the period, the value of
(f)	Fair value of these investments is determined in good faith by the Manager	these securities totaled $1,400 or 0.04% of net assets.
under procedures established and periodically reviewed by the Board of	(gg) Rate shown is the discount rate of the original purchase.
Directors. At the end of the period, the fair value of these securities totaled	(hh) Although the maturity date of the repurchase agreement is open-ended
$19,456 or 0.61% of net assets.	through the maturity date of the collateral, the Fund has a right to
(g)	Restricted Security. At the end of the period, the value of this security	terminate the repurchase agreement and demand repayment from the
totaled $91 or 0.00% of net assets. The security was purchased on April 15,	counterparty at any time with two days' notice. During periods of high
2014 at a cost of $48.	demand for the collateral security, the fund may also pay the counterparty
(h)	Restricted Security. At the end of the period, the value of this security	a fee.
totaled $31 or 0.00% of the net assets. The security was purchased
December 8, 2014 at a total cost of $16.
(i)	Restricted Security. At the end of the period, the value of this security	Portfolio Summary (unaudited)
totaled $19 or 0.00% of net assets. The security was purchased April 23,	Sector	Percent
2015 at a cost of $19.	Exchange Traded Funds	21.11%
(j)	Restricted Security. At the end of the period, the value of this security	Financial	15.87%
totaled $43 or 0.00% of net assets. The security was purchased April 16,	Consumer, Non-cyclical	14.38%
2014 - January 15, 2015 at a total cost of $35.	Consumer, Cyclical	7.92%
(k)	Restricted Security. At the end of the period, the value of this security	Communications	7.13%
totaled $126 or 0.00% of net assets. The security was purchased on	Industrial	6.80%
December 4, 2014 at a cost of $52.	Energy	6.28%
(l)	Restricted Security. At the end of the period, the value of this security	Technology	5.76%
totaled $51 or 0.00% of net assets. The security was purchased on January	Government	5.37%
28, 2014 at a cost of $51.	Basic Materials	3.88%
(m)	Restricted Security. At the end of the period, the value of this security	Utilities	2.39%
totaled $43 or 0.00% of net assets. The security was purchased April 23,	Asset Backed Securities	2.16%
2015 at a cost of $43.	Mortgage Securities	1.45%
(n)	Restricted Security. At the end of the period, the value of this security	Diversified	0.54%
totaled $124 or 0.00% of the net assets. The security was purchased	Purchased Options	0.18%
February 5, 2014 at a cost of $55.	Purchased Interest Rate Swaptions	0.02%
(o)	Restricted Security. At the end of the period, the value of this security	Investments Sold Short	(15.92)%
totaled $139 or 0.00% of net assets. The security was purchased on April	Other Assets in Excess of Liabilities, Net	14.68%
16, 2014 at a cost of $131.	TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

Credit Default Swaps

Buy Protection
			(Pay)/				Upfront	Unrealized
			Receive	Expiration			Premiums	Appreciation/		Fair Value
Counterparty (Issuer)	Reference Entity		Fixed Rate	Date	Notional Amount Paid/(Received) (Depreciation)					Asset Liability
Barclays Bank PLC	Brazilian Government International		(1.00)%	06/20/2020		$15,000	$936	$3		$939	$—
	Bond
Barclays Bank PLC	Emirate of Dubai Government		(5.00)%	03/20/2020		5,000	(599)	(81)		—	(680)
	International Bonds
Barclays Bank PLC	Emirate of Dubai Government		(5.00)%	03/20/2020		5,000	(600)	(80)		—	(680)
	International Bonds
Barclays Bank PLC	Mexico Government International		(1.00)%	06/20/2020		15,000	185	(63)		122	—
	Bond
Barclays Bank PLC	Portugal Telecom International		(5.00)%	06/20/2018	EUR	2,500	(71)	(18)		—	(89)
	Finance BV
Barclays Bank PLC	South Africa Government		(1.00)%	06/20/2020		$10,000	495	(4)		491	—
	International Bond
Citigroup Inc	Brazilian Government International		(1.00)%	12/20/2019		800	21	20		41	—
	Bond
Citigroup Inc	ITRAXX.ASIA		(1.00)%	06/20/2019		2,500	7	(31)		—	(24)
Citigroup Inc	Russian Agricultural Bank OJSC		(1.00)%	03/20/2019		5,000	$293	320		613	—
	Via RSHB Capital SA
Citigroup Inc	Turkey Government International		(1.00)%	06/20/2020		5,000	299	(40)		259	—
	Bond
Goldman Sachs & Co	Bondco I PLC		(1.00)%	12/20/2019		10,000	13	(30)		—	(17)
HSBC Securities Inc	Colombia Government		(1.00)%	06/20/2020		20,000	581	(127)		454	—
	International Bond
HSBC Securities Inc	Indonesia Government		(1.00)%	06/20/2020		15,000	369	104		473	—
	International Bond
HSBC Securities Inc	ITRAXX.ASIA		(1.00)%	06/20/2019		5,000	10	(58)		—	(48)
HSBC Securities Inc	Penerbangan Malaysia Bhd		(1.00)%	06/20/2020		30,000	560	(342)		218	—
HSBC Securities Inc	Petroleos Mexicanos		(1.00)%	06/20/2020		10,000	463	(73)		390	—
HSBC Securities Inc	South Africa Government		(1.00)%	06/20/2020		10,000	499	(8)		491	—
	International Bond
HSBC Securities Inc	Turkey Government International		(1.00)%	06/20/2020		20,000	1,086	(50)		1,036	—
	Bond
JP Morgan Chase	Abu Dhabi Government		(1.00)%	03/20/2020		15,000	(176)	(111)		—	(287)
	International Bond
JP Morgan Chase	OTE PLC		(5.00)%	06/20/2017	EUR	1,500	84	(59)		25	—
JP Morgan Chase	Portugal Telecom International		(5.00)%	06/20/2018		4,000	(100)	(43)		—	(143)
	Finance BV
JP Morgan Chase	Turkey Government International		(1.00)%	06/20/2020		$10,000	598	(80)		518	—
	Bond
Merrill Lynch	Brazilian Government International		(1.00)%	12/20/2019		520	13	14		27	—
	Bond
Merrill Lynch	Brazilian Government International		(1.00)%	12/20/2019		395	12	8		20	—
	Bond
Merrill Lynch	Brazilian Government International		(1.00)%	12/20/2019		1,185	36	25		61	—
	Bond
Total							$5,014	$(804)		$6,178	$(1,968)

Sell Protection
	Implied
	Credit Spread (Pay)/						Upfront	Unrealized
	as of May 31,		Receive	Expiration	Notional Amount		Premiums	Appreciation/		Fair Value (b)
Counterparty (Issuer)	Reference Entity	2015 (c)	Fixed Rate	Date	(a)	Paid/(Received) (Depreciation)				Asset Liability
Barclays Bank PLC	Penerbangan	1.15%	1.00%	06/20/2020		$10,000	$(99)	$27	$	— $	(72)
	Malaysia BD
Citigroup Inc	Transocean Inc	5.41%	1.00%	12/20/2019		1,125	(128)	(65)		—	(193)
Citigroup Inc	Transocean Inc	5.41%	1.00%	12/20/2019		1,525	(238)	(24)		—	(262)
Deutsche Bank AG	Transocean Inc	5.41%	1.00%	12/20/2019		600	(75)	(28)		—	(103)
Goldman Sachs & Co	Republic of	2.08%	1.00%	12/20/2019		5,000	(137)	(95)		—	(232)
	Kazakhstan
Morgan Stanley & Co	Transocean Inc	5.41%	1.00%	12/20/2019		460	(75)	(4)		—	(79)
Total							$(752)	$(189)	$	— $	(941)

Amounts in thousands

See accompanying notes				65

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

Exchange Cleared Credit Default Swaps

Sell Protection
	Implied
	Credit Spread (Pay)/						Upfront		Unrealized
	as of May 31, Receive				Expiration Notional Amount Premiums				Appreciation/
Reference Entity	2015	(c)	Fixed Rate		Date	(a)	Paid/(Received) (Depreciation)			Fair Value (b)
CDX.HY.24 5Y	N/A			5.00%	06/20/2020	$7,350		$496	$24	$520
Total								$496	$24	$520

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $26,060.
(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

								Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date		Contracts to Accept		In Exchange For		Fair Value		Asset	Liability
Bank of America NA	06/19/2015		AUD	36,549,000		$28,305	$27,915		$20	$(410)
Bank of America NA	06/19/2015		CAD	54,753,000		44,014	44,020		239	(233)
Bank of America NA	06/19/2015		CHF	86,187,000		91,061	91,770		1,239	(530)
Bank of America NA	06/19/2015		EUR	36,489,000		39,816	40,083		512	(245)
Bank of America NA	06/19/2015		GBP	80,939,000		123,712	123,683		1,230	(1,259)
Bank of America NA	06/19/2015		JPY	7,674,813,000		63,339	61,856		—	(1,483)
Bank of America NA	06/19/2015		MXN	40,914,000		2,671	2,654		2	(19)
Bank of America NA	06/19/2015		NZD	25,256,000		19,187	17,886		—	(1,301)
Bank of New York Mellon	06/12/2015		EUR	1,973,614		2,181	2,167		9	(23)
Bank of New York Mellon	06/12/2015		JPY	72,525,616		605	584		—	(21)
Bank of New York Mellon	06/17/2015		EUR	1,785,000		1,962	1,961		13	(14)
Bank of New York Mellon	06/17/2015		GBP	2,600,000		3,833	3,973		143	(3)
Bank of New York Mellon	12/30/2015		EUR	131,550		162	145		—	(17)
Citigroup Inc	06/17/2015		AUD	16,059,500		12,728	12,267		—	(461)
Citigroup Inc	06/17/2015		BRL	150,000		49	47		—	(2)
Citigroup Inc	06/17/2015		CAD	5,271,500		4,350	4,238		—	(112)
Citigroup Inc	06/17/2015		CHF	3,320,000		3,569	3,535		1	(35)
Citigroup Inc	06/17/2015		CLP	25,000,000		41	40		—	(1)
Citigroup Inc	06/17/2015		COP	150,000,000		63	59		—	(4)
Citigroup Inc	06/17/2015		CZK	13,000,000		519	520		6	(5)
Citigroup Inc	06/17/2015		EUR	6,864,500		7,713	7,540		5	(178)
Citigroup Inc	06/17/2015		GBP	7,293,500		11,314	11,146		33	(201)
Citigroup Inc	06/17/2015		HKD	2,800,000		361	361		—	—
Citigroup Inc	06/17/2015		ILS	600,000		155	155		—	—
Citigroup Inc	06/17/2015		INR	3,500,000		55	55		—	—
Citigroup Inc	06/17/2015		JPY	473,444,589		3,829	3,816		—	(13)
Citigroup Inc	06/17/2015		KRW	1,057,633,853		970	951		—	(19)
Citigroup Inc	06/17/2015		MXN	20,500,000		1,343	1,330		—	(13)
Citigroup Inc	06/17/2015		MYR	2,650,000		738	724		—	(14)
Citigroup Inc	06/17/2015		NOK	26,956,500		3,556	3,468		2	(90)
Citigroup Inc	06/17/2015		NZD	908,000		692	643		—	(49)
Citigroup Inc	06/17/2015		PHP	1,000,000		22	22		—	—
Citigroup Inc	06/17/2015		PLN	2,650,000		727	708		—	(19)
Citigroup Inc	06/17/2015		SEK	42,106,000		5,077	4,941		—	(136)
Citigroup Inc	06/17/2015		SGD	1,930,000		1,444	1,432		1	(13)
Citigroup Inc	06/17/2015		TRY	8,900,000		3,339	3,330		31	(40)
Citigroup Inc	06/17/2015		TWD	6,500,000		211	212		1	—
Citigroup Inc	06/17/2015		ZAR	5,450,000		459	448		—	(11)
Citigroup Inc	09/16/2015		AUD	2,249,899		1,716	1,710		—	(6)
Citigroup Inc	09/16/2015		CAD	6,233,811		4,982	5,006		24	—
Citigroup Inc	09/16/2015		CHF	5,500		6	6		—	—
Citigroup Inc	09/16/2015		EUR	1,197,500		1,314	1,317		3	—
Citigroup Inc	09/16/2015		GBP	892,500		1,373	1,363		—	(10)
See accompanying notes				66

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Citigroup Inc	09/16/2015	IDR	500,000,000	$37	$37	$—	$—
Citigroup Inc	09/16/2015	INR	18,500,000	284	285	1	—
Citigroup Inc	09/16/2015	JPY	4,821,500	39	39	—	—
Citigroup Inc	09/16/2015	KRW	397,514,489	358	356	—	(2)
Citigroup Inc	09/16/2015	SEK	439,000	52	52	—	—
Citigroup Inc	09/16/2015	SGD	987,866	731	731	—	—
Citigroup Inc	09/16/2015	TRY	2,100,000	767	766	—	(1)
Citigroup Inc	09/16/2015	TWD	8,443,170	276	275	—	(1)
Citigroup Inc	09/16/2015	ZAR	950,000	77	77	—	—
Credit Suisse	06/17/2015	AUD	26,404,500	20,700	20,169	16	(547)
Credit Suisse	06/17/2015	BRL	13,050,001	4,049	4,074	44	(19)
Credit Suisse	06/17/2015	CAD	27,234,979	22,026	21,896	94	(224)
Credit Suisse	06/17/2015	CHF	7,090,000	7,394	7,549	190	(35)
Credit Suisse	06/17/2015	COP	150,000,000	63	59	—	(4)
Credit Suisse	06/17/2015	CZK	74,300,000	2,933	2,977	49	(5)
Credit Suisse	06/17/2015	CLP	272,232,000	441	440	1	(2)
Credit Suisse	06/17/2015	DKK	1,954,000	282	288	6	—
Credit Suisse	06/17/2015	EUR	18,512,000	20,347	20,335	215	(227)
Credit Suisse	06/17/2015	GBP	11,776,500	17,993	17,996	204	(201)
Credit Suisse	06/17/2015	HKD	31,904,000	4,114	4,115	1	—
Credit Suisse	06/17/2015	HUF	524,999,998	1,889	1,865	10	(34)
Credit Suisse	06/17/2015	IDR	9,348,409,215	707	707	1	(1)
Credit Suisse	06/17/2015	ILS	3,200,000	815	828	13	—
Credit Suisse	06/17/2015	INR	270,000,000	4,253	4,220	—	(33)
Credit Suisse	06/17/2015	JPY	4,227,023,378	35,019	34,067	—	(952)
Credit Suisse	06/17/2015	KRW	19,215,000,001	17,335	17,286	72	(121)
Credit Suisse	06/17/2015	MXN	330,225,441	21,557	21,423	19	(153)
Credit Suisse	06/17/2015	MYR	5,251,000	1,446	1,434	3	(15)
Credit Suisse	06/17/2015	NOK	86,047,500	10,989	11,070	175	(94)
Credit Suisse	06/17/2015	NZD	43,899,997	32,535	31,095	—	(1,440)
Credit Suisse	06/17/2015	PEN	66,000	21	21	—	—
Credit Suisse	06/17/2015	PHP	90,000,000	2,031	2,019	1	(13)
Credit Suisse	06/17/2015	PLN	20,386,000	5,425	5,446	46	(25)
Credit Suisse	06/17/2015	SEK	128,574,000	15,308	15,087	42	(263)
Credit Suisse	06/17/2015	SGD	18,450,000	13,477	13,684	221	(14)
Credit Suisse	06/17/2015	THB	5,152,000	157	153	—	(4)
Credit Suisse	06/17/2015	TRY	37,830,000	14,177	14,152	90	(115)
Credit Suisse	06/17/2015	TWD	185,473,000	5,937	6,034	97	—
Credit Suisse	06/17/2015	ZAR	70,750,001	5,863	5,814	19	(68)
Credit Suisse	06/29/2015	CAD	7,095,712	5,765	5,704	—	(61)
Credit Suisse	09/16/2015	AUD	2,249,900	1,716	1,710	—	(6)
Credit Suisse	09/16/2015	CAD	6,355,401	5,079	5,103	24	—
Credit Suisse	09/16/2015	CHF	5,500	6	6	—	—
Credit Suisse	09/16/2015	EUR	1,197,500	1,314	1,317	3	—
Credit Suisse	09/16/2015	GBP	892,500	1,373	1,363	—	(10)
Credit Suisse	09/16/2015	IDR	500,000,000	37	37	—	—
Credit Suisse	09/16/2015	INR	18,500,000	284	285	1	—
Credit Suisse	09/16/2015	JPY	24,576,779	198	198	—	—
Credit Suisse	09/16/2015	KRW	397,514,490	358	356	—	(2)
Credit Suisse	09/16/2015	SEK	439,000	52	52	—	—
Credit Suisse	09/16/2015	SGD	987,865	731	731	—	—
Credit Suisse	09/16/2015	TRY	2,100,000	767	766	—	(1)
Credit Suisse	09/16/2015	TWD	8,443,169	276	275	—	(1)
Credit Suisse	09/16/2015	ZAR	950,000	77	77	—	—
Credit Suisse	04/05/2016	EUR	1,500	2	2	—	—
Credit Suisse	04/05/2017	EUR	1,500	2	2	—	—
Merrill Lynch	06/29/2015	HUF	2,385,000,000	8,554	8,473	—	(81)
Royal Bank of Scotland PLC	06/09/2015	EUR	31,222	40	34	—	(6)
Total						$5,172	$(11,771)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	06/17/2015	JPY	492,448,000	$4,002	$3,969	$33	$—
Bank of America NA	06/19/2015	AUD	82,404,000	63,376	62,938	488	(50)
Bank of America NA	06/19/2015	CAD	100,492,000	80,700	80,793	841	(934)
Bank of America NA	06/19/2015	CHF	52,230,000	52,819	55,614	31	(2,826)
Bank of America NA	06/19/2015	EUR	33,002,000	36,191	36,252	295	(356)
Bank of America NA	06/19/2015	GBP	78,688,000	118,159	120,243	93	(2,177)
Bank of America NA	06/19/2015	JPY	10,949,477,000	90,825	88,248	2,577	—
Bank of America NA	06/19/2015	MXN	311,750,000	20,186	20,221	61	(96)
Bank of America NA	06/19/2015	NZD	51,368,000	38,094	36,378	1,716	—
Bank of New York Mellon	06/12/2015	EUR	68,814,441	74,931	75,586	78	(733)
Bank of New York Mellon	06/12/2015	GBP	9,457,264	14,403	14,453	44	(94)

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of New York Mellon	06/12/2015	JPY	226,155,822	$1,897	$1,822	$75	$—
Bank of New York Mellon	06/17/2015	CHF	5,500,000	5,519	5,856	—	(337)
Bank of New York Mellon	06/17/2015	EUR	27,455,000	29,331	30,158	37	(864)
Bank of New York Mellon	06/17/2015	GBP	2,500,000	3,741	3,820	—	(79)
Bank of New York Mellon	12/30/2015	EUR	131,550	162	145	17	—
Citigroup Inc	06/17/2015	AUD	3,309,216	2,571	2,528	43	—
Citigroup Inc	06/17/2015	BRL	600,000	197	187	10	—
Citigroup Inc	06/17/2015	CAD	4,608,964	3,712	3,706	20	(14)
Citigroup Inc	06/17/2015	CHF	1,567,500	1,647	1,669	2	(24)
Citigroup Inc	06/17/2015	CZK	9,000,000	370	361	9	—
Citigroup Inc	06/17/2015	EUR	4,817,000	5,347	5,291	79	(23)
Citigroup Inc	06/17/2015	GBP	2,959,000	4,487	4,521	5	(39)
Citigroup Inc	06/17/2015	HUF	285,000,000	1,042	1,012	30	—
Citigroup Inc	06/17/2015	ILS	1,150,000	297	297	—	—
Citigroup Inc	06/17/2015	INR	128,000,000	1,995	2,000	2	(7)
Citigroup Inc	06/17/2015	JPY	2,074,003,500	17,345	16,715	630	—
Citigroup Inc	06/17/2015	KRW	2,480,000,000	2,269	2,231	38	—
Citigroup Inc	06/17/2015	MXN	19,953,996	1,299	1,295	6	(2)
Citigroup Inc	06/17/2015	MYR	1,050,000	289	287	2	—
Citigroup Inc	06/17/2015	NOK	3,677,500	488	473	15	—
Citigroup Inc	06/17/2015	NZD	11,993,500	8,862	8,495	367	—
Citigroup Inc	06/17/2015	PHP	19,000,000	424	426	—	(2)
Citigroup Inc	06/17/2015	PLN	1,600,000	438	427	11	—
Citigroup Inc	06/17/2015	SEK	10,259,000	1,190	1,203	5	(18)
Citigroup Inc	06/17/2015	SGD	609,131	452	452	—	—
Citigroup Inc	06/17/2015	TRY	200,000	74	75	—	(1)
Citigroup Inc	06/17/2015	TWD	691,646	23	23	—	—
Citigroup Inc	06/17/2015	ZAR	12,450,000	1,026	1,023	7	(4)
Citigroup Inc	06/19/2015	COP	3,330,000,000	1,396	1,314	82	—
Citigroup Inc	06/22/2015	NZD	1,310,000	964	927	37	—
Citigroup Inc	06/30/2015	EUR	33,840,000	36,936	37,177	—	(241)
Citigroup Inc	09/16/2015	AUD	596,000	454	453	1	—
Citigroup Inc	09/16/2015	BRL	750,000	228	227	1	—
Citigroup Inc	09/16/2015	CAD	1,127,000	903	905	—	(2)
Citigroup Inc	09/16/2015	CZK	4,500,000	180	181	—	(1)
Citigroup Inc	09/16/2015	EUR	2,122,500	2,315	2,335	—	(20)
Citigroup Inc	09/16/2015	GBP	425,500	651	650	1	—
Citigroup Inc	09/16/2015	HUF	65,000,000	229	231	—	(2)
Citigroup Inc	09/16/2015	IDR	490,384,607	36	36	—	—
Citigroup Inc	09/16/2015	ILS	100,000	26	26	—	—
Citigroup Inc	09/16/2015	JPY	300,573,648	2,435	2,426	9	—
Citigroup Inc	09/16/2015	KRW	35,000,000	31	31	—	—
Citigroup Inc	09/16/2015	NOK	18,263,500	2,348	2,344	5	(1)
Citigroup Inc	09/16/2015	NZD	2,855,000	2,042	2,005	37	—
Citigroup Inc	09/16/2015	PHP	7,000,000	156	157	—	(1)
Citigroup Inc	09/16/2015	PLN	2,000,000	527	533	—	(6)
Citigroup Inc	09/16/2015	SEK	897,500	107	106	1	—
Citigroup Inc	09/16/2015	SGD	300,000	222	222	—	—
Citigroup Inc	09/16/2015	TWD	6,500,000	213	212	1	—
Citigroup Inc	09/17/2015	MXN	115,904,221	7,490	7,470	20	—
Citigroup Inc	09/17/2015	MYR	500,000	136	136	—	—
Credit Suisse	06/08/2015	MXN	10,950,000	705	711	—	(6)
Credit Suisse	06/09/2015	MXN	95,861,000	6,235	6,222	13	—
Credit Suisse	06/17/2015	AUD	12,199,583	9,356	9,319	55	(18)
Credit Suisse	06/17/2015	BRL	10,300,000	3,168	3,216	30	(78)
Credit Suisse	06/17/2015	CAD	25,618,488	20,504	20,597	26	(119)
Credit Suisse	06/17/2015	CHF	14,623,500	15,118	15,569	2	(453)
Credit Suisse	06/17/2015	CLP	1,344,232,000	2,138	2,173	—	(35)
Credit Suisse	06/17/2015	COP	610,000,000	234	240	—	(6)
Credit Suisse	06/17/2015	CZK	40,000,000	1,596	1,603	9	(16)
Credit Suisse	06/17/2015	DKK	4,474,000	670	659	11	—
Credit Suisse	06/17/2015	EUR	48,962,901	53,975	53,784	750	(559)
Credit Suisse	06/17/2015	GBP	16,728,998	25,248	25,565	34	(351)
Credit Suisse	06/17/2015	HKD	34,798,000	4,483	4,488	—	(5)
Credit Suisse	06/17/2015	HUF	345,000,000	1,253	1,225	30	(2)
Credit Suisse	06/17/2015	IDR	16,167,640,000	1,208	1,221	—	(13)
Credit Suisse	06/17/2015	ILS	18,030,000	4,534	4,661	—	(127)
Credit Suisse	06/17/2015	INR	128,000,000	1,995	2,000	2	(7)
Credit Suisse	06/17/2015	JPY	4,534,866,000	37,929	36,548	1,381	—
Credit Suisse	06/17/2015	KRW	14,287,662,832	12,809	12,853	53	(97)
Credit Suisse	06/17/2015	MXN	376,563,002	24,596	24,429	260	(93)
Credit Suisse	06/17/2015	MYR	5,971,000	1,615	1,631	2	(18)
Credit Suisse	06/17/2015	NOK	195,008,497	24,666	25,088	85	(507)

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Credit Suisse	06/17/2015	NZD	22,935,500	$16,909	$16,246	$663	$—
Credit Suisse	06/17/2015	PEN	66,000	21	21	—	—
Credit Suisse	06/17/2015	PHP	77,000,000	1,716	1,728	—	(12)
Credit Suisse	06/17/2015	PLN	3,225,999	871	862	11	(2)
Credit Suisse	06/17/2015	SEK	173,281,003	20,406	20,333	179	(106)
Credit Suisse	06/17/2015	SGD	15,486,600	11,253	11,486	—	(233)
Credit Suisse	06/17/2015	THB	5,152,000	155	153	2	—
Credit Suisse	06/17/2015	TRY	19,400,000	7,425	7,258	185	(18)
Credit Suisse	06/17/2015	TWD	66,267,696	2,123	2,156	4	(37)
Credit Suisse	06/17/2015	ZAR	31,550,000	2,592	2,592	12	(12)
Credit Suisse	06/26/2015	EUR	3,436,000	3,827	3,775	52	—
Credit Suisse	06/26/2015	MXN	1,060,200	70	69	1	—
Credit Suisse	06/26/2015	ZAR	82,800,000	6,930	6,795	135	—
Credit Suisse	06/29/2015	AUD	7,400,000	5,766	5,649	117	—
Credit Suisse	09/16/2015	AUD	596,000	454	453	1	—
Credit Suisse	09/16/2015	BRL	750,000	228	227	1	—
Credit Suisse	09/16/2015	CAD	1,163,785	933	935	—	(2)
Credit Suisse	09/16/2015	CHF	247,000	261	264	—	(3)
Credit Suisse	09/16/2015	CZK	4,500,000	180	181	—	(1)
Credit Suisse	09/16/2015	DKK	2,551,000	373	377	—	(4)
Credit Suisse	09/16/2015	EUR	2,355,666	2,568	2,591	—	(23)
Credit Suisse	09/16/2015	GBP	512,500	785	783	2	—
Credit Suisse	09/16/2015	HUF	65,000,000	229	231	—	(2)
Credit Suisse	09/16/2015	IDR	490,384,608	36	36	—	—
Credit Suisse	09/16/2015	ILS	100,000	26	26	—	—
Credit Suisse	09/16/2015	JPY	300,573,649	2,435	2,426	9	—
Credit Suisse	09/16/2015	KRW	35,000,000	31	31	—	—
Credit Suisse	09/16/2015	NOK	23,636,500	3,037	3,034	5	(2)
Credit Suisse	09/16/2015	NZD	2,855,000	2,043	2,005	38	—
Credit Suisse	09/16/2015	PHP	7,000,000	156	157	—	(1)
Credit Suisse	09/16/2015	PLN	2,000,000	527	533	—	(6)
Credit Suisse	09/16/2015	SEK	2,241,500	265	264	1	—
Credit Suisse	09/16/2015	SGD	300,000	222	222	—	—
Credit Suisse	09/16/2015	TWD	6,500,000	213	212	1	—
Credit Suisse	09/16/2015	ZAR	200,000	16	16	—	—
Credit Suisse	09/17/2015	MXN	115,904,224	7,490	7,470	20	—
Credit Suisse	09/17/2015	MYR	500,000	136	136	—	—
Deutsche Bank AG	06/18/2015	EUR	1,700,000	1,938	1,867	71	—
Deutsche Bank AG	06/26/2015	JPY	1,150,000,000	9,462	9,270	192	—
HSBC Securities Inc	06/30/2015	JPY	13,024,880,000	105,818	104,997	821	—
Merrill Lynch	06/05/2015	BRL	3,500,000	1,149	1,097	52	—
Merrill Lynch	06/29/2015	EUR	8,000,000	8,830	8,789	41	—
Merrill Lynch	06/29/2015	JPY	284,000,000	2,310	2,289	21	—
National Australia Bank	06/30/2015	JPY	475,000,000	3,964	3,829	135	—
Royal Bank of Scotland PLC	06/09/2015	EUR	22,000	28	24	4	—
Royal Bank of Scotland PLC	11/09/2015	EUR	9,222	12	10	2	—
Royal Bank of Scotland PLC	04/05/2016	EUR	1,500	2	2	—	—
Royal Bank of Scotland PLC	04/05/2017	EUR	1,500	2	2	—	—
Total						$13,383	$(11,928)

Amounts in thousands except contracts

See accompanying notes

		Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value Appreciation/(Depreciation)
3 Month Euro Swiss; December 2015	Long	3	$805	$805	$—
3 Month Euro Swiss; March 2016	Long	2	537	537	—
3 Month Euro Swiss; September 2015	Long	3	805	805	—
90 Day Eurodollar; December 2015	Long	54	13,420	13,424	4
90 Day Eurodollar; December 2016	Long	48	11,830	11,837	7
90 Day Eurodollar; December 2016	Short	223	54,977	54,992	(15)
90 Day Eurodollar; December 2017	Short	437	107,192	107,147	45
90 Day Eurodollar; June 2016	Long	57	14,105	14,115	10
90 Day Eurodollar; March 2016	Long	56	13,889	13,896	7
90 Day Eurodollar; March 2017	Long	43	10,577	10,587	10
90 Day Eurodollar; September 2015	Long	47	11,701	11,703	2
90 Day Eurodollar; September 2016	Long	52	12,841	12,849	8
90 Day Eurodollar; September 2016	Long	2,628	649,326	649,379	53
90 Day Short Sterling; December 2015	Long	231	43,787	43,832	45
90 Day Short Sterling; December 2016	Short	356	67,272	67,204	68
90 Day Short Sterling; December 2016	Long	53	10,000	10,005	5
90 Day Short Sterling; June 2016	Long	77	14,567	14,577	10
90 Day Short Sterling; March 2016	Long	202	38,254	38,291	37
90 Day Short Sterling; March 2017	Long	45	8,482	8,485	3
90 Day Short Sterling; September 2015	Long	202	38,339	38,353	14
90 Day Short Sterling; September 2016	Long	64	12,090	12,099	9
90 Day Short Sterling; September 2016	Long	442	83,538	83,557	19
AEX Index; June 2015	Long	41	4,418	4,445	27
Australia 10 Year Bond; June 2015	Short	279	27,834	27,410	424
Australia 10 Year Bond; June 2015	Short	280	27,018	27,508	(490)
Australia 3 Year Bond; June 2015	Short	9	765	770	(5)
BIST 30 Index; June 2015	Long	45	179	171	(8)
CAC40 Index; June 2015	Long	170	9,258	9,307	49
CAC40 Index; June 2015	Long	46	2,521	2,518	(3)
Canadian Bank Acceptance; December 2015	Short	53	10,554	10,559	(5)
Canadian Bank Acceptance; March 2016	Short	6	1,195	1,195	—
Canadian Bank Acceptance; September 2015	Short	86	17,100	17,129	(29)
DAX Index; June 2015	Long	30	9,978	9,402	(576)
DAX Index; June 2015	Long	8	2,544	2,507	(37)
DJ Euro Stoxx 50; June 2015	Short	465	18,526	18,191	335
DJ Euro Stoxx 50; June 2015	Long	260	10,399	10,172	(227)
DJ Euro Stoxx 50; June 2015	Long	69	2,808	2,699	(109)
Dollar Index; June 2015	Short	20	1,924	1,940	(16)
E-Mini DJIA Index; June 2015	Long	23	2,068	2,071	3
E-Mini DJIA Index; June 2015	Long	219	19,903	19,720	(183)
eMini MSCI Emerging Markets; June 2015	Long	5	262	249	(13)
Euribor; December 2015	Short	40	10,982	10,981	1
Euribor; December 2016	Long	16	4,392	4,390	(2)
Euribor; June 2016	Long	14	3,844	3,843	(1)
Euribor; March 2016	Short	117	32,122	32,119	3
Euribor; March 2017	Long	17	4,666	4,663	(3)
Euribor; September 2015	Long	28	7,689	7,688	(1)
Euribor; September 2016	Long	1,249	342,910	342,806	(104)
Euribor; September 2016	Long	17	4,668	4,666	(2)
Euro Bund 10 Year Bund; June 2015	Long	81	13,634	13,827	193
Euro-Bobl 5 Year; June 2015	Long	612	86,751	86,608	(143)
FTSE KLCI Index; June 2015	Short	43	1,034	1,020	14
FTSE/JSE Top 40; June 2015	Short	72	2,775	2,755	20
FTSE/MIB Index; June 2015	Short	20	2,464	2,583	(119)
FTSE100 Index; June 2015	Long	72	7,626	7,664	38
FTSE100 Index; June 2015	Short	130	13,540	13,838	(298)
FTSE100 Index; June 2015	Long	178	18,935	18,947	12
Hang Seng Index; June 2015	Long	8	1,453	1,401	(52)
Hang Seng Index; June 2015	Long	158	28,695	27,677	(1,018)
HSCEI China Index; June 2015	Long	19	1,814	1,700	(114)

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

Futures Contracts (continued)

								Unrealized
Type			Long/Short	Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
IBEX 35 Index; June 2015			Short	16		$2,005	$1,963 $		42
Japan 10 Year Bond TSE; June 2015			Short	51		60,540	60,663		(123)
Japan Topix Index; June 2015			Short	550		68,320	74,048	(5,728)
Japan Topix Index; June 2015			Long	33		4,220	4,443		223
Japan Topix Index; June 2015			Long	231		29,255	31,100	1,845
Japan Topix Index; June 2015			Long	142		17,582	19,118	1,536
KOSPI 200 Index; June 2015			Short	11		1,289	1,296		(7)
Mex Bolsa Index; June 2015			Short	18		511	522		(11)
Mini Japan 10 Year Bond; June 2015			Short	351		41,626	41,747		(121)
Mini Japan 10 Year Bond; June 2015			Short	13		1,543	1,546		(3)
MSCI Singapore Index; June 2015			Long	21		1,211	1,176		(35)
MSCI Taiwan Index; June 2015			Short	22		791	793		(2)
Nasdaq 100 E-Mini; June 2015			Long	268		24,181	24,179		(2)
Nasdaq 100 E-Mini; June 2015			Long	23		2,038	2,075		37
Nikkei 225; June 2015			Long	345		27,085	28,589	1,504
Russell 2000 Mini; June 2015			Short	965		120,043	120,075		(32)
Russell 2000 Mini; June 2015			Long	199		24,814	24,762		(52)
Russell 2000 Mini; June 2015			Short	130		16,241	16,176		65
S&P 500 Emini; June 2015			Short	145		15,028	15,268		(240)
S&P 500 Emini; June 2015			Short	640		65,758	67,392	(1,634)
S&P 500 Emini; June 2015			Short	290		29,991	30,537		(546)
S&P 500 Emini; June 2015			Short	71		7,529	7,476		53
S&P 500 Emini; June 2015			Long	231		24,410	24,324		(86)
S&P Mid 400 Emini; June 2015			Short	390		59,208	59,405		(197)
S&P Mid 400 Emini; June 2015			Long	14		2,118	2,133		15
S&P/TSX 60 Index; June 2015			Long	8		1,141	1,124		(17)
SET50 Index; June 2015			Short	179		1,060	1,041		19
SGX CNX Nifty Index; June 2015			Short	3		50	51		(1)
SPI 200 Index; June 2015			Short	61		6,708	6,737		(29)
UK 10 Year Gilt; September 2015			Short	308		55,115	55,454		(339)
US 10 Year Note; September 2015			Long	37		4,686	4,724		38
US 5 Year Note; June 2015			Short	240		28,535	28,862		(327)
US 5 Year Note; September 2015			Long	637		76,045	76,266		221
US Long Bond; June 2015			Short	170		27,029	26,722		307
US Long Bond; September 2015			Short	101		15,403	15,718		(315)
Total								$(6,040)
Amounts in thousands except contracts

Interest Rate Swaps

		(Pay)/
		Receive				Upfront
		Floating	Fixed	Expiration	Notional	Premiums	Unrealized	Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date	Amount	Paid/(Received) Appreciation/(Depreciation) Asset Liability
Bank of America NA	3 Month JIBAR	Receive	7.95%	05/08/2025 ZAR 12,600$		—	$15	$15	$—
Barclays Bank PLC	3 Month JIBAR	Receive	7.95%	05/05/2025	94,000	—	105	105	—
JP Morgan Chase	3 Month JIBAR	Receive	7.72%	04/17/2025	18,020	—	43	43	—
Total						$—	$163	$163	$—

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive				Upfront
		Floating	Fixed	Expiration	Notional	Premiums	Unrealized
	Floating Rate Index	Rate	Rate	Date	Amount	Paid/(Received) Appreciation/(Depreciation)		Fair Value
	3 Month LIBOR	Receive	2.81%	05/05/2025	$12,740	$—	$(6)		$(6)
Total						$—	$(6)		$(6)

Amounts in thousands

See accompanying notes

				Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

Interest Rate Swaptions

				Pay/
				Receive					Upfront
Purchased Swaptions			Floating Rate	Floating	Exercise	Expiration	Notional		Premiums		Fair		Unrealized
Outstanding	Counterparty (Issuer)		Index	Rate	Rate	Date	Amount		Paid(Received)		Value		Appreciation/(Depreciation)
Call - 1 Year Interest Merrill Lynch			MXN TIIE	Pay	4.20%	10/02/2015	MXN 495,000		98		$92		$(6)
Rate Swap			Banxico
Call - 1 Year Interest Merrill Lynch			MXN TIIE	Pay	4.26%	10/24/2015	279,000		78		54		(24)
Rate Swap			Banxico
Put - 10 Year Interest Deutsche Bank AG			3 Month	Receive	2.40%	11/06/2015	12,400		277		205		(72)
Rate Swap			LIBOR
Put - 10 Year Interest	Deutsche Bank AG		3 Month	Receive	2.39%	07/23/2015	27,300		334		162		(172)
Rate Swap			LIBOR
Total									$787		$513		$(274)

				Pay/
				Receive					Upfront
Written Swaptions			Floating Rate	Floating		Exercise	Expiration	Notional	Premiums		Fair		Unrealized
Outstanding	Counterparty (Issuer)		Index	Rate		Rate	Date Amount		Paid/(Received)		Value		Appreciation/(Depreciation)
Call - 1 Year Interest	Merrill Lynch		MXN TIIE	Receive	3.73% 10/02/2015 MXN 495,000$				(33	) $	(24	) $	9
Rate Swap			Banxico
Total									$(33	) $	(24	) $	9

Amounts in thousands

Options

							Upfront Premiums						Unrealized
Purchased Options Outstanding		Exercise Price Expiration Date				Contracts	Paid/(Received)		Fair Value		Appreciation/(Depreciation)
Call - American Airlines Group Inc			$52.50	06/22/2015		987	$213		$2				$(211)
Call - Applied Materials Inc			$22.00	06/22/2015		512	62		2				(60)
Call - Consumer Discretionary Select			$77.00	06/22/2015		922	141		52				(89)
Sector SPDR Fund
Call - Delta Air Lines Inc			$45.00	07/20/2015		513	60		67				7
Call - DISH Network Corp			$70.00	06/22/2015		220	58		44				(14)
Call - eBay Inc			$50.00	01/18/2016		1,015	956		1,272				316
Call - Euro Stoxx 50 Index		EUR	3,850.00	09/21/2015		45	44		22				(22)
Call - iShares Russell 2000 ETF			$124.50	06/08/2015		1,712	112		128				16
Call - Kraft Foods Group Inc			$67.50	06/22/2015		316	54		537				483
Call - S&P 500 Index			$2,150.00	06/22/2015		716	1,194		456				(738)
Call - United Continental Holdings Inc			$55.00	07/20/2015		515	107		149				42
Call - USD versus KRW			$1,113.00	11/27/2015		20,100,000	540		563				23
Call - Vale SA			$8.00	09/21/2015		1,223	85		28				(57)
Put - Charter Communications Inc			$210.00	03/21/2016		38	153		131				(22)
Put - Freeport-McMoRan Inc			$25.00	08/24/2015		1,178	127		18				(109)
Put - iShares Russell 2000 ETF			$113.00	07/01/2015		925	386		24				(362)
Put - iShares US Real Estate ETF			$75.00	06/22/2015		1,397	164		142				(22)
Put - S&P 500 Index			$2,080.00	06/08/2015		415	256		271				15
Put - S&P 500 Index			$1,975.00	06/22/2015		780	2,732		255				(2,477)
Put - S&P 500 Index			$1,850.00	09/21/2015		865	5,944		1,249				(4,695)
Put - S&P 500 Index			$2,050.00	06/22/2015		244	387		241				(146)
Put - S&P 500 Index			$2,075.00	06/22/2015		103	129		151				22
Put - SPDR S&P 500 ETF Trust			$195.00	06/22/2015		776	438		21				(417)
Put - USD versus INR			$61.50	09/01/2015		12,960,000	120		9				(111)
Put - USD versus INR			$61.50	07/27/2015		7,280,000	97		2				(95)
Total							$14,559		$5,836				$(8,723)

							Upfront Premiums						Unrealized
Written Options Outstanding		Exercise Price Expiration Date				Contracts	Paid/(Received)				Fair Value Appreciation/(Depreciation)
Call - Canadian Natural Resources Ltd			$32.00	06/22/2015		146	$(4	) $	(5			) $	(1)
Call - Charter Communications Inc			$210.00	03/21/2016		38	(10)		(15)				(5)
Call - Cisco Systems Inc			$30.00	06/22/2015		396	(7)		(5)				2
Call - Halliburton Co			$48.50	06/08/2015		106	(4)		—				4
Call - Home Depot Inc/The			$115.00	06/22/2015		99	(6)		(4)				2
Call - Kinder Morgan Inc/DE			$42.00	06/08/2015		280	(6)		(4)				2
Call - Lowe's Cos Inc			$72.50	06/22/2015		154	(7)		(3)				4
Call - Orbitz Worldwide Inc			$12.00	08/24/2015		95	(1)		(4)				(3)
Call - Perrigo Co PLC			$190.00	08/24/2015		4	(7)		(3)				4
Call - Perrigo Co PLC			$190.00	07/20/2015		4	(6)		(2)				4
Call - Perrigo Co PLC			$175.00	08/24/2015		2	(4)		(4)				—
Call - Perrigo Co PLC			$175.00	06/22/2015		2	(3)		(3)				—
Call - Perrigo Co PLC			$180.00	06/22/2015		2	(3)		(3)				—
Call - Perrigo Co PLC			$185.00	06/22/2015		2	(2)		(1)				1
Call - Perrigo Co PLC			$185.00	08/24/2015		2	(3)		(2)				1
Call - Perrigo Co PLC			$180.00	08/24/2015		2	(3)		(2)				1

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

Options (continued)

				Upfront Premiums						Unrealized
Written Options Outstanding	Exercise Price Expiration Date		Contracts	Paid/(Received)	Fair Value		Appreciation/(Depreciation)
Call - Pioneer Natural Resources Co	$157.50	06/08/2015	27	$(1)		$(1)	$			—
Call - USD versus KRW	$1,150.00	11/27/2015	20,100,000	(320)		(336)				(16)
Put - iShares Russell 2000 ETF	$102.00	07/01/2015	925	(175)		(2)				173
Put - S&P 500 Index	$1,675.00	09/21/2015	865	(3,256)		(471)				2,785
Put - S&P 500 Index	$1,825.00	06/22/2015	780	(1,246)		(34)				1,212
Put - SPDR S&P 500 ETF Trust	$180.00	06/22/2015	776	(225)		(4)				221
Total				$(5,299)		$(908)	$			4,391

Amounts in thousands except contracts

Synthetic Futures

					Unrealized					Fair Value
Counterparty (Issuer)	Reference Entity		Expiration Date	Notional Value Appreciation/(Depreciation)					Asset	Liability
Bank of America NA	Canada 10 Year Bond Future; September 2015		09/30/2015	$(6,329)	$		(72)		$ — $	(6,345)
Bank of America NA	Euro Bund 10 Year Bund Future; June 2015		06/10/2015	3,289			45		3,244	—
Bank of America NA	Euro Buxl 30 Year Bond Future; June 2015		06/10/2015	(1,070)			(31)		—	(1,068)
Bank of America NA	Euro-Bobl 5 Year Future; June 2015		06/10/2015	283			—		283	—
Bank of America NA	Euro-BTP Future; June 2015		06/10/2015	(602)			(1)		—	(593)
Bank of America NA	Euro-OAT Future; June 2015		06/10/2015	(1,526)			(14)		—	(1,507)
Bank of America NA	Euro-Schatz 2 Year Future; June 2015		06/10/2015	12,638			(8)		12,821	—
Bank of America NA	Hang Seng Index Future; June 2015		06/30/2015	539			(14)		526	—
Bank of America NA	HSCEI China Index Future; June 2015		06/30/2015	5,288			(187)		5,100	—
Bank of America NA	Tel Aviv 25 Index Future; June 2015		06/26/2015	441			(10)		433	—
Bank of America NA	UK 10 Year Gilt Future; September 2015		09/30/2015	24,449			189		24,486	—
Bank of America NA	US 10 Year Note Future; September 2015		09/30/2015	17,277			89		17,366	—
Bank of America NA	US 2 Year Note Future; September 2015		10/05/2015	28,183			50		28,233	—
Bank of America NA	US 5 Year Note Future; September 2015		10/05/2015	10,123			54		10,177	—
Bank of America NA	US Long Bond Future; September 2015		09/30/2015	(153)			(3)		—	(156)
Bank of America NA	US Ultra Bond Future; September 2015		09/30/2015	(316)			(5)		—	(320)
Bank of America NA	WIG 20 Index Future; June 2015		06/19/2015	(537)			(28)		—	(584)
Morgan Stanley & Co	Bovespa Index Future; June 2015		06/18/2015	(1,334)			51		—	(1,249)
Morgan Stanley & Co	MSCI Taiwan Index Future; June 2015		06/29/2015	575			2		577	—
Morgan Stanley & Co	SGX CNX Nifty Index Future; June 2015		06/25/2015	(924)			(9)		—	(933)
Morgan Stanley & Co	Swiss Market Index Future; June 2015		06/19/2015	(15,325)			(277)		—	(16,377)
Morgan Stanley & Co	Taiwan TAIEX Index Future; June 2015		06/17/2015	63			1		63	—
Total					$		(178)		$103,309	$ (29,132)

Amounts in thousands

Total Return Swaps

		Pay/Receive Positive		Floating Rate				Notional		Fair Value
Counterparty (Issuer) Reference Entity		Contracts	Return	Index	Expiration Date			Amount		Asset Liability
Citigroup Inc	iShares J.P. Morgan $ Emerging	50,000	Pay	3 month LIBOR	08/06/2015	$5,615			$41	$—
Markets Bond UCITS ETF				less 1.5% spread
Citigroup Inc	iShares J.P. Morgan $ Emerging	50,000	Pay	3 month LIBOR	08/07/2015		5,588		20	—
Markets Bond UCITS ETF				less 1.5% spread
Citigroup Inc	iShares J.P. Morgan $ Emerging	50,000	Pay	3 month LIBOR	08/10/2015		5,578		6	—
Markets Bond UCITS ETF				less 1.5% spread
Total									$67	$—

Amounts in thousands except contracts
Total Return Equity Basket Swaps

									Fair Value
Counterparty	Fund Pays	Fund Receives		Expiration Date Notional Value						Asset Liability
Bank of America NA	Floating rate based on the		Total return on a custom basket of long	08/15/2019	$(307)		$		— $	(73)
	Federal Funds Rate	and short securities traded in USD
	plus/less spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long		03/18/2016	(712)				145	—
	month LIBOR plus/less	and short securities traded in KRW
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long		03/23/2016	(252)				—	(26)
	month South Africa	and short securities traded in ZAR
	Johannesburg Interbank
	Agreed Rate plus/less
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long		03/21/2016	188				—	(3)
	week LIBOR plus/less	and short securities traded in IDR
	spread

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

Total Return Equity Basket Swaps (continued)

						Fair Value
Counterparty	Fund Pays		Fund Receives	Expiration Date Notional Value		Asset	Liability
Deutsche Bank AG	Floating rate based on the Total return on a custom basket of long			03/18/2016	$220	$37	$—
	Poland Warsaw Interbank	and short securities traded in PLN
	Offer/Bid Spot Week Rate
	plus/less spread
Deutsche Bank AG	Floating rate based on 28	Total return on a custom basket of long		03/21/2016	77	21	—
	day Mexico Interbank TIIE	and short securities traded in MXN
	plus/less spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long		03/18/2016	(210)	—	(19)
	month LIBOR plus/less	and short securities traded in MYR
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long		03/18/2016	(82)	—	(83)
	month LIBOR plus/less	and short securities traded in TWD
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long		03/21/2016	132	82	—
	month LIBOR plus/less	and short securities traded in BRL
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long		04/10/2016	2,128	50	—
	month LIBOR plus/less	and short securities traded in USD
	spread
Deutsche Bank AG	Floating rate based on the Total return on a custom basket of long			10/16/2015	1,425	17	—
	Overnight RBA Cash Rate	and short securities traded in AUD
	plus/less spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long		08/20/2015	1,740	649	—
	week EUR LIBOR	and short French securities
	plus/less spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long		01/22/2016	2,839	1,455	—
	week LIBOR plus/less	and short securities traded in GBP
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long		01/22/2016	(379)	—	(141)
	week HIBOR plus/less	and short securities traded in HKD
	spread
Morgan Stanley	Floating rate based on 1	Total return on a custom basket of long		08/07/2015	10,540	—	(232)
	month LIBOR plus/less	and short securities traded in GBP
	spread
Morgan Stanley	Floating rate based on 1	Total return on a custom basket of long		08/07/2015	(28,067)	1,390,	—
	month LIBOR plus/less	and short securities traded in USD
	spread
Morgan Stanley	Floating rate based on the Total return on a custom basket of long			08/19/2016	2,027	992	—
	Bank of Japan Estimate	and short securities traded in JPY
	Unsecured Overnight Call
	Rate plus/less spread
Morgan Stanley	Floating rate based on the Total return on a custom basket of long			09/04/2015	11,742	4,205	—
	Federal Funds Rate	and short securities traded in USD
	plus/less spread
Total					$3,049	$9,043	$(577)

Amounts in thousands

Reverse Repurchase Agreements

Counterparty	Coupon Rate		Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
Barclays Bank PLC		(0.27%)	05/06/2016	$58,500			$(58,508)
Barclays Bank PLC		(0.27%)	05/22/2016	15,064			(15,064)
Barclays Bank PLC		(0.27%)	05/06/2016	23,400			(23,403)
Barclays Bank PLC		(0.45%)	07/12/2015	3,944			(3,959)
Barclays Bank PLC		(0.90%)	03/25/2016	3,242			(3,247)
Total							$(104,182)

Amounts in thousands

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (13.03)%	Shares	Value (000	's)	COMMON STOCKS (continued)	Shares	Value (000	's)

Advertising - 0.00%				Beverages (continued)
DKSH Holding AG (a)	596	$46		Molson Coors Brewing Co	31,700	$2,326
				Monster Beverage Corp (a)	10,040	1,278
						$5,899
Agriculture - (0.04)%
Reynolds American Inc	18,368	1,410		Biotechnology - (0.19)%
				Acorda Therapeutics Inc (a)	9,087	277
				Alexion Pharmaceuticals Inc (a)	3,228	529
Airlines - (0.02)%				Bio-Rad Laboratories Inc (a)	13,400	1,934
JetBlue Airways Corp (a)	39,841	803
				Medicines Co/The (a)	34,786	987
				Momenta Pharmaceuticals Inc (a)	118,899	2,360
Apparel - (0.24)%						$6,087
Adidas AG	8,087	636
Crocs Inc (a)	44,310	666		Building Materials - (0.15)%
Michael Kors Holdings Ltd (a)	11,180	520		Buzzi Unicem SpA	827	13
				Holcim Ltd (a)	25,494	2,013
Nike Inc	23,760	2,416		Louisiana-Pacific Corp (a)	100,510	1,818
Perry Ellis International Inc (a)	29,880	734
Ralph Lauren Corp	9,560	1,247		Simpson Manufacturing Co Inc	28,260	959
Tod's SpA	1,496	138				$4,803
Under Armour Inc (a)	13,920	1,091		Chemicals - (0.23)%
		$7,448		Air Products & Chemicals Inc	1,150	169
Automobile Manufacturers - (0.16)%				Albemarle Corp	13,550	815
Bayerische Motoren Werke AG	716	79		BASF SE	7,661	711
Daimler AG	1,419	133		EMS-Chemie Holding AG	156	67
Fiat Chrysler Automobiles NV (a)	65,240	1,046		FMC Corp	11,965	684
General Motors Co	39,480	1,420		K+S AG	21,980	717
				Kraton Performance Polymers Inc (a)	46,870	1,113
Tesla Motors Inc (a)	5,850	1,467
Volvo AB - B Shares	76,652	996		LyondellBasell Industries NV	16,820	1,700
				Novozymes A/S	2,034	98
		$5,141		OCI NV (a)	2,060	61
Automobile Parts & Equipment - (0.10)%				OM Group Inc	16,630	441
BorgWarner Inc	13,678	823		SGL Carbon SE (a)	1,120	19
Goodyear Tire & Rubber Co/The	29,740	947		Solvay SA	1,031	143
Meritor Inc (a)	22,208	318		Syngenta AG	691	314
Nokian Renkaat OYJ	28,791	929		Wacker Chemie AG	1,878	204
Rheinmetall AG	1,006	53				$7,256

		$3,070		Coal - 0.00%
Banks - (1.08)%				Alpha Natural Resources Inc (a)	4,069	2
Banca Popolare dell'Emilia Romagna SC	69,263	601
Banco Bilbao Vizcaya Argentaria SA	26,002	257
Banco Comercial Portugues SA (a)	672,594	63		Commercial Services - (0.23)%
Banco de Sabadell SA (a)	212,430	538		Abertis Infraestructuras SA	3,994	70
				Brink's Co/The	40,420	1,292
Banco Popular Espanol SA	207,892	1,024		Career Education Corp (a)	73,120	276
Bankia SA (a)	497,083	642
				Gartner Inc (a)	7,670	671
Bankinter SA	2,228	16		Kelly Services Inc	37,810	587
BB&T Corp	30,190	1,192		Live Nation Entertainment Inc (a)	27,310	781
Credit Suisse Group AG (a)	47,036	1,248
				ManpowerGroup Inc	30,549	2,586
Deutsche Bank AG	9,833	296		SGS SA	81	156
Fifth Third Bancorp	85,779	1,736		Towers Watson & Co	3,630	501
Goldman Sachs Group Inc/The	7,350	1,515		Wirecard AG	5,791	240
Intesa Sanpaolo SpA	88,294	320
KBC Groep NV	7,659	513				$7,160
KeyCorp	67,730	988		Computers - (0.14)%
M&T Bank Corp	40,362	4,879		Accenture PLC - Class A	7,270	698
Morgan Stanley	17,660	675		Fortinet Inc (a)	20,170	808
PacWest Bancorp	9,998	449		Gemalto NV	1,045	91
PNC Financial Services Group Inc/The	42,390	4,056		Indra Sistemas SA	21,566	209
Royal Bank of Canada	11,364	722		SanDisk Corp	13,684	936
Signature Bank/New York NY (a)	23,510	3,283		Seagate Technology PLC	9,980	555
SunTrust Banks Inc	78,190	3,337		Western Digital Corp	9,330	908
SVB Financial Group (a)	26,800	3,616				$4,205
Svenska Handelsbanken AB	7,873	119
Zions Bancorporation	72,440	2,092		Cosmetics & Personal Care - (0.09)%
		$34,177		Beiersdorf AG	1,256	114
				Colgate-Palmolive Co	16,910	1,129
Beverages - (0.18)%				Estee Lauder Cos Inc/The	17,442	1,525
Anheuser-Busch InBev NV	1,396	169				$2,768
Boston Beer Co Inc/The (a)	2,310	609
Brown-Forman Corp	9,720	917		Distribution & Wholesale - (0.05)%
Carlsberg A/S	5,655	519		WW Grainger Inc	6,782	1,630
Davide Campari-Milano SpA	10,638	81

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000	's)	COMMON STOCKS (continued)	Shares	Value (000	's)

Diversified Financial Services - (0.41)%				Food (continued)
Azimut Holding SpA	2,582	$73		Distribuidora Internacional de Alimentacion	6,920	$55
Charles Schwab Corp/The	47,991	1,519		SA
Element Financial Corp (a)	11,835	177		Jeronimo Martins SGPS SA	22,420	308
Franklin Resources Inc	78,120	3,977		METRO AG	6,041	210
Intercontinental Exchange Inc	11,190	2,650		Post Holdings Inc (a)	1,246	54
Julius Baer Group Ltd (a)	17,608	961		Suedzucker AG	3,593	56
Navient Corp	26,960	519		TreeHouse Foods Inc (a)	13,090	934
T Rowe Price Group Inc	37,140	2,997		Tyson Foods Inc	51,547	2,188
		$12,873		Whole Foods Market Inc	15,440	637

Electric - (0.46)%						$5,217
A2A SpA	134,548	168		Gas - 0.00%
AES Corp/VA	30,340	413		Gas Natural SDG SA	463	12
Cleco Corp	19,840	1,076
Consolidated Edison Inc	29,490	1,824
Dominion Resources Inc/VA	25,163	1,774		Hand & Machine Tools - (0.07)%
				Lincoln Electric Holdings Inc	19,686	1,323
Enel Green Power SpA	106,767	202		Sandvik AB	82,520	995
Exelon Corp	18,029	610
NextEra Energy Inc	12,948	1,325				$2,318
NRG Yield Inc	8,259	223		Healthcare - Products - (0.39)%
NRG Yield Inc	9,273	246		ABIOMED Inc (a)	10,740	641
PG&E Corp	14,170	758		Cooper Cos Inc/The	7,414	1,348
PPL Corp	39,720	1,379		Cyberonics Inc (a)	2,920	187
RWE AG	6,094	142		DENTSPLY International Inc	25,090	1,306
SCANA Corp	21,410	1,138		Edwards Lifesciences Corp (a)	14,950	1,954
Southern Co/The	31,470	1,375		Elekta AB	80,067	563
Westar Energy Inc	13,260	486		Getinge AB	9,865	239
Wisconsin Energy Corp	34,401	1,661		Haemonetics Corp (a)	26,370	1,090
		$14,800		Henry Schein Inc (a)	6,280	890
				Hologic Inc (a)	13,195	472
Electrical Components & Equipment - (0.02)%				Luminex Corp (a)	20,690	347
Emerson Electric Co	8,130	490		Medtronic PLC	16,300	1,244
General Cable Corp	1,904	36		QIAGEN NV (a)	3,687	90
		$526		Sonova Holding AG	838	126
Electronics - (0.29)%				STERIS Corp	7,863	525
Arrow Electronics Inc (a)	15,020	913		Thoratec Corp (a)	11,850	538
Avnet Inc	48,370	2,129		Varian Medical Systems Inc (a)	5,540	480
Electro Scientific Industries Inc	40,130	220		William Demant Holding A/S (a)	2,318	191
National Instruments Corp	61,330	1,834		Wright Medical Group Inc (a)	2,571	70
Thermo Fisher Scientific Inc	4,660	604				$12,301
TTM Technologies Inc (a)	21,495	212
Tyco International PLC	14,640	591		Healthcare - Services - (0.24)%
				Anthem Inc	28,028	4,704
Vishay Intertechnology Inc	19,522	254		Centene Corp (a)	15,300	1,153
Waters Corp (a)	15,660	2,093
				Fresenius Medical Care AG & Co KGaA	1,743	149
		$8,850		Humana Inc	3,460	743
Energy - Alternate Sources - (0.09)%				WellCare Health Plans Inc (a)	10,510	900
SunEdison Inc (a)	68,100	2,041				$7,649

Vestas Wind Systems A/S	13,162	672		Home Builders - (0.18)%
		$2,713		DR Horton Inc	83,530	2,182
Engineering & Construction - (0.13)%				Lennar Corp	25,580	1,193
Aena SA (a)	2,307	242		Pulte Group Inc	39,220	752
Bilfinger SE	6,644	282		Toll Brothers Inc (a)	43,180	1,562
Fluor Corp	15,602	877		YIT OYJ	1,787	13
Fraport AG Frankfurt Airport Services	2,234	147				$5,702
Worldwide				Home Furnishings - (0.02)%
KBR Inc	106,980	2,049		Select Comfort Corp (a)	20,690	644
Obrascon Huarte Lain SA	31,838	597
Tecnicas Reunidas SA	2,598	129
		$4,323		Insurance - (0.63)%
				Aflac Inc	51,790	3,222
Environmental Control - (0.01)%				Allianz SE	443	70
Clean Harbors Inc (a)	7,490	422
				American Financial Group Inc/OH	13,020	827
				American International Group Inc	33,910	1,987
Food - (0.17)%				Assicurazioni Generali SpA	17,006	329
Barry Callebaut AG (a)	317	358		Cincinnati Financial Corp	42,720	2,161
Chocoladefabriken Lindt & Sprungli AG	21	111		Endurance Specialty Holdings Ltd	1,397	85
Chr Hansen Holding A/S	4,451	217		Everest Re Group Ltd	15,210	2,761
Colruyt SA	1,970	89		Loews Corp	27,220	1,092
				Mapfre SA	12,434	44
				Mediolanum SpA	40,561	346

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000	's)	COMMON STOCKS (continued)	Shares	Value (000	's)

Insurance (continued)				Metal Fabrication & Hardware (continued)
MetLife Inc	34,360	$1,796		SKF AB	287	$7
MGIC Investment Corp (a)	62,700	680		Tenaris SA	46,557	673
Radian Group Inc	61,246	1,098				$2,116
Reinsurance Group of America Inc	14,420	1,349
Safety Insurance Group Inc	2,690	150		Mining - (0.11)%
Sampo Oyj	4,422	209		Alcoa Inc	27,022	338
Unipol Gruppo Finanziario SpA	1	—		AuRico Gold Inc	16,370	54
Unum Group	28,640	1,001		Kaiser Aluminum Corp	29,600	2,401
				Stillwater Mining Co (a)	46,537	674
XL Group PLC	14,913	562
		$19,769				$3,467

Internet - (0.67)%				Miscellaneous Manufacturing - (0.14)%
Equinix Inc	26,382	7,072		Alfa Laval AB	23,183	438
Priceline Group Inc/The (a)	3,650	4,278		AptarGroup Inc	15,430	984
VeriSign Inc (a)	90,366	5,710		Donaldson Co Inc	11,680	416
Yahoo! Inc (a)	102,060	4,382		Eaton Corp PLC	20,110	1,440
				LSB Industries Inc (a)	9,030	384
		$21,442		Siemens AG	975	103
Investment Companies - 0.00%				Trinity Industries Inc	19,418	582
Ares Capital Corp	254	4				$4,347
Prospect Capital Corp	242	2
		$6		Oil & Gas - (0.40)%
				Cheniere Energy Inc (a)	5,463	414
Iron & Steel - (0.18)%				Chevron Corp	3,320	342
Allegheny Technologies Inc	18,160	590		Cimarex Energy Co	8,370	967
ArcelorMittal	161,831	1,725		DNO ASA (a)	5,461	8
Nucor Corp	26,700	1,263		Helmerich & Payne Inc	13,850	1,011
Outokumpu OYJ (a)	34,172	187		Marathon Oil Corp	42,110	1,145
Reliance Steel & Aluminum Co	7,290	465		Newfield Exploration Co (a)	23,790	899
Salzgitter AG	419	15		Noble Energy Inc	22,021	964
SSAB AB - A Shares (a)	29,073	165		Occidental Petroleum Corp	36,780	2,876
ThyssenKrupp AG	29,573	785		QEP Resources Inc	34,320	646
United States Steel Corp	22,464	548		Seadrill Ltd	93,533	1,123
		$5,743		Southwestern Energy Co (a)	88,396	2,278
				Statoil ASA	4,241	79
Leisure Products & Services - (0.16)%						$12,752
Carnival Corp	88,890	4,118
Royal Caribbean Cruises Ltd	12,680	964		Oil & Gas Services - (0.14)%
		$5,082		Fred Olsen Energy ASA (a)	209	2
				Fugro NV (a)	19,475	515
Machinery - Construction & Mining - (0.04)%				Halliburton Co	42,788	1,943
Atlas Copco AB - A Shares	26,997	817		Petroleum Geo-Services ASA	15,704	96
Caterpillar Inc	5,482	468		Saipem SpA (a)	7,475	95
		$1,285		SBM Offshore NV (a)	55,824	743
Machinery - Diversified - (0.29)%				Schlumberger Ltd	8,620	782
AGCO Corp	18,250	927		TGS Nopec Geophysical Co ASA	14,811	373
CNH Industrial NV	67,352	600				$4,549
Cummins Inc	10,060	1,364		Packaging & Containers - (0.08)%
Flowserve Corp	18,260	1,004		Ball Corp	2,586	184
FLSmidth & Co A/S	7,225	358		Rock-Tenn Co	14,031	914
Hexagon AB	15,223	559		Sealed Air Corp	4,380	213
Kone OYJ	12,022	504		Sonoco Products Co	27,920	1,257
Nordson Corp	7,090	574				$2,568
Roper Technologies Inc	9,080	1,589
Wabtec Corp/DE	16,440	1,649		Pharmaceuticals - (0.39)%
Zardoya Otis SA	18,911	243		AbbVie Inc	12,362	823
		$9,371		Actavis PLC (a)	10,615	3,257
				Bayer AG	5,742	816
Media - (0.19)%				Galenica AG	257	257
Atresmedia Corp de Medios de Comunicacion	8,456	127		Grifols SA	8,266	330
SA				H Lundbeck A/S (a)	1,415	28
John Wiley & Sons Inc	10,090	586		Mead Johnson Nutrition Co	34,679	3,374
Mediaset Espana Comunicacion SA	14,266	179		Omnicare Inc	780	74
Mediaset SpA	107,035	517		Perrigo Co PLC	14,980	2,851
Modern Times Group MTG AB	8,015	254		Roche Holding AG	683	208
Schibsted ASA	9,366	600		STADA Arzneimittel AG	1,354	47
Time Warner Inc	21,860	1,847		Teva Pharmaceutical Industries Ltd ADR	735	44
Twenty-First Century Fox Inc - A Shares	50,400	1,693		UCB SA	2,473	177
		$5,803				$12,286

Metal Fabrication & Hardware - (0.07)%				Pipelines - (0.18)%
Assa Abloy AB	4,396	259		Kinder Morgan Inc/DE	63,610	2,639
Precision Castparts Corp	5,560	1,177

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2015 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000	's)	COMMON STOCKS (continued)	Shares	Value (000	's)

Pipelines (continued)				Semiconductors (continued)
Koninklijke Vopak NV	13,416	$667		Skyworks Solutions Inc	19,870	$2,173
Spectra Energy Corp	42,750	1,504				$30,902
Williams Cos Inc/The	20,060	1,025
		$5,835		Software - (0.50)%
				Akamai Technologies Inc (a)	12,710	969
REITS - (0.77)%				Amadeus IT Holding SA	9,178	418
American Tower Corp	2,374	220		ANSYS Inc (a)	27,438	2,442
AvalonBay Communities Inc	7,675	1,278		Autodesk Inc (a)	8,100	439
CareTrust REIT Inc	10,990	143		Electronic Arts Inc (a)	38,858	2,439
Chesapeake Lodging Trust	52,570	1,633		Interactive Intelligence Group Inc (a)	13,410	580
Crown Castle International Corp	8,864	723		Mitel Networks Corp (a)	16,976	158
HCP Inc	99,150	3,839		Oracle Corp	79,390	3,452
Health Care REIT Inc	101,521	7,133		Quality Systems Inc	71,090	1,126
LTC Properties Inc	13,860	584		Red Hat Inc (a)	11,210	866
Omega Healthcare Investors Inc	97,040	3,496		Salesforce.com inc (a)	20,520	1,493
Realty Income Corp	21,356	973		SAP SE	22,290	1,655
Sabra Health Care REIT Inc	22,790	604		Software AG	2,854	81
Spirit Realty Capital Inc	11,474	124				$16,118
Starwood Property Trust Inc	36,240	866
Ventas Inc	43,080	2,866		Telecommunications - (0.50)%
				Altice SA (a)	12,010	1,560
Weyerhaeuser Co	4,721	154		ARRIS Group Inc (a)	8,276	273
		$24,636		AT&T Inc	44,467	1,536
Retail - (0.73)%				BCE Inc	3,589	157
Ascena Retail Group Inc (a)	5,064	75		Deutsche Telekom AG	39,454	681
Best Buy Co Inc	16,680	579		Elisa OYJ	6,949	213
Cabela's Inc (a)	10,697	546		Harris Corp	15,759	1,249
CarMax Inc (a)	8,753	622		Leap Wireless International Inc - Rights (a),(b)	7,565	19
Cie Financiere Richemont SA	11,210	968		Level 3 Communications Inc (a)	72,200	4,006
Coach Inc	86,397	3,056		Lumos Networks Corp	10,740	153
CST Brands Inc	16,910	672		Millicom International Cellular SA	1,158	93
Dollar Tree Inc (a)	23,142	1,735		Nokia OYJ	4,322	32
Dufry AG (a)	454	63		Nokia OYJ ADR	49,315	359
Luxottica Group SpA	1,123	76		Palo Alto Networks Inc (a)	14,398	2,440
MarineMax Inc (a)	51,940	1,242		Telecom Italia SpA (a)	501,187	617
McDonald's Corp	16,180	1,552		Telefonica Deutschland Holding AG	34,001	188
Men's Wearhouse Inc	9,160	531		Telenet Group Holding NV (a)	605	33
MSC Industrial Direct Co Inc	7,220	501		TeliaSonera AB	25,788	152
Nordstrom Inc	14,680	1,066		T-Mobile US Inc (a)	50,377	1,959
Pep Boys-Manny Moe & Jack/The (a)	79,050	801				$15,720
Ross Stores Inc	7,869	761
Salvatore Ferragamo SpA	32,474	1,025		Textiles - (0.03)%
				Mohawk Industries Inc (a)	4,489	838
Staples Inc	16,102	265
Starbucks Corp	12,020	625
Swatch Group AG/The - BR	4,826	1,919		Toys, Games & Hobbies - (0.01)%
Walgreens Boots Alliance Inc	6,670	573		Mattel Inc	8,670	224
World Duty Free SpA (a)	4,871	54
World Fuel Services Corp	42,620	2,132
Yum! Brands Inc	21,120	1,903		Transportation - (0.43)%
		$23,342		Cargotec Oyj	10,368	396
				CSX Corp	31,800	1,084
Savings & Loans - (0.01)%				Expeditors International of Washington Inc	25,190	1,155
Sterling Bancorp/DE	23,358	316		Genesee & Wyoming Inc (a)	9,350	770
				JB Hunt Transport Services Inc	25,190	2,117
Semiconductors - (0.98)%				Kansas City Southern	10,354	937
AIXTRON SE (a)	10,938	83		Kuehne + Nagel International AG	1,109	156
Altera Corp	36,130	1,765		Norfolk Southern Corp	40,460	3,722
Analog Devices Inc	24,340	1,654		Panalpina Welttransport Holding AG	1,497	204
				Ryder System Inc	7,070	648
Applied Materials Inc	4,836	97		Ship Finance International Ltd	4,233	69
Avago Technologies Ltd	2,935	435
Broadcom Corp	49,020	2,787		TNT Express NV	4,375	37
Exar Corp (a)	43,450	472		United Parcel Service Inc	14,450	1,434
				UTI Worldwide Inc (a)	76,304	733
Intel Corp	116,532	4,016
KLA-Tencor Corp	15,504	925				$13,462
Lam Research Corp	102,358	8,419		Water - (0.02)%
Microchip Technology Inc	22,775	1,119		Aqua America Inc	20,630	543
Micron Technology Inc (a)	47,017	1,313
NXP Semiconductors NV (a)	26,469	2,971		TOTAL COMMON STOCKS (proceeds $390,234)		$412,777
ON Semiconductor Corp (a)	22,286	295
Qualcomm Inc	34,130	2,378

See accompanying notes

			Schedule of Investments
			Global Multi-Strategy Fund
			May 31, 2015 (unaudited)

			Short Sales Outstanding

PREFERRED STOCKS - (0.02)%		Shares	Value (000	's)

Automobile Manufacturers - (0.01)%
Volkswagen AG		1,330	$323

Chemicals - (0.01)%
FUCHS PETROLUB SE		8,514	374

Consumer Products - 0.00%
Henkel AG & Co KGaA		852	102

TOTAL PREFERRED STOCKS (proceeds $769)			$799
	Principal
BONDS - (2.87)%	Amount (000's)		Value (000's)

Banks - (0.48)%
Banco do Brasil SA/Cayman
3.88%, 10/10/2022		$5,000	$4,692
Bangkok Bank PCL/Hong Kong
4.80%, 10/18/2020		5,000	5,474
Export-Import Bank of India
4.00%, 01/14/2023		5,000	5,110
			$15,276

Electric - (0.45)%
Saudi Electricity Global Sukuk Co 2
3.47%, 04/08/2023		14,000	14,315

Holding Companies - Diversified - (0.08)%
Sinochem Overseas Capital Co Ltd
6.30%, 11/12/2040		2,000	2,492

Iron & Steel - (0.19)%
Vale SA
3.75%, 01/10/2023	EUR	5,000	5,793

Sovereign - (1.67)%
Bahrain Government International Bond
6.13%, 08/01/2023		$13,000	14,658
Banco Nacional de Desenvolvimento
Economico e Social
5.75%, 09/26/2023		2,000	2,096
Kazakhstan Government International Bond
3.88%, 10/14/2024		5,000	4,806
Morocco Government International Bond
5.50%, 12/11/2042		5,000	5,321
Portugal Obrigacoes do Tesouro OT
4.45%, 06/15/2018	EUR	12,000	14,696
South Africa Government International Bond
5.88%, 09/16/2025		$10,000	11,348
			$52,925
TOTAL BONDS (proceeds $93,768)			$90,801
TOTAL SHORT SALES (proceeds $484,771)			$504,377

(a) Non-Income Producing Security
(b)		Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$19 or 0.00% of net assets.

See accompanying notes

Schedule of Investments
Global Opportunities Fund
May 31, 2015 (unaudited)

COMMON STOCKS - 98.89%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.11%			Healthcare - Services (continued)
Lockheed Martin Corp	106,267	$19,999	HCA Holdings Inc (a)	228,119	$18,667
Spirit AeroSystems Holdings Inc (a)	158,298	8,642			$43,530

		$28,641	Home Builders - 1.32%
Agriculture - 4.86%			Barratt Developments PLC	876,339	7,955
Archer-Daniels-Midland Co	416,018	21,986	Sekisui House Ltd	595,500	9,911
Imperial Tobacco Group PLC	593,862	30,624			$17,866
Philip Morris International Inc	159,487	13,249
		$65,859	Insurance - 9.91%
			AXA SA	679,476	17,073
Automobile Manufacturers - 2.99%			Berkshire Hathaway Inc - Class B (a)	93,319	13,345
Toyota Motor Corp	587,297	40,512	Direct Line Insurance Group PLC	3,733,005	19,247
			Everest Re Group Ltd	121,842	22,115
			Fairfax Financial Holdings Ltd	35,583	17,923
Automobile Parts & Equipment - 2.56%			Hannover Rueck SE	209,360	20,366
Bridgestone Corp	610,400	25,334
Lear Corp	80,986	9,396	Lincoln National Corp	129,370	7,375
			Tokio Marine Holdings Inc	193,300	7,963
		$34,730	Travelers Cos Inc/The	87,975	8,896
Banks - 10.34%					$134,303
JP Morgan Chase & Co	439,113	28,885	Internet - 2.31%
KeyCorp	782,611	11,410	Google Inc - A Shares (a)	57,334	31,265
Mitsubishi UFJ Financial Group Inc	1,101,200	8,120
Royal Bank of Canada	539,900	34,328
Sumitomo Mitsui Financial Group Inc	220,486	10,006	Investment Companies - 1.77%
SunTrust Banks Inc	311,604	13,299	CK Hutchison Holdings Ltd	418,490	6,525
Wells Fargo & Co	609,453	34,105	Investor AB	442,904	17,504
		$140,153			$24,029

Biotechnology - 3.87%			Iron & Steel - 0.59%
Amgen Inc	145,625	22,755	JFE Holdings Inc	327,800	7,965
Gilead Sciences Inc	264,599	29,707

		$52,462	Oil & Gas - 5.33%
Chemicals - 0.57%			Caltex Australia Ltd	248,073	6,370
LyondellBasell Industries NV	76,272	7,711	ConocoPhillips	206,068	13,122
			Denbury Resources Inc	942,192	6,944
			Exxon Mobil Corp	204,503	17,424
Commercial Services - 1.26%			Hess Corp	92,428	6,241
Adecco SA (a)	155,395	12,363
			Royal Dutch Shell PLC - A Shares	497,975	14,844
Ashtead Group PLC	273,570	4,702	Suncor Energy Inc	250,513	7,322
		$17,065			$72,267

Computers - 4.99%			Pharmaceuticals - 13.01%
Apple Inc	195,239	25,436	Cardinal Health Inc	249,487	21,997
DST Systems Inc	166,689	19,736	McKesson Corp	112,446	26,676
Synopsys Inc (a)	236,964	11,822
			Novartis AG	298,558	30,641
Western Digital Corp	108,662	10,579	Novo Nordisk A/S	192,241	10,906
		$67,573	Pfizer Inc	775,910	26,963
Cosmetics & Personal Care - 1.37%			Roche Holding AG	58,782	17,921
Unilever NV - CVA	434,322	18,555	Shire PLC	227,224	19,653
			Teva Pharmaceutical Industries Ltd ADR	358,404	21,540
					$176,297
Electric - 3.85%
Datang International Power Generation Co Ltd	2,286,000	1,336	Real Estate - 1.74%
Huaneng Power International Inc	6,843,160	9,133	Brookfield Asset Management Inc	594,750	21,033
Iberdrola SA	2,029,183	14,023	Cheung Kong Property Holdings Ltd (a),(b)	418,490	2,542
Korea Electric Power Corp	218,018	9,057			$23,575

Public Service Enterprise Group Inc	437,293	18,642	Retail - 5.35%
		$52,191	Alimentation Couche-Tard Inc	340,284	13,260
Engineering & Construction - 0.51%			Home Depot Inc/The	119,513	13,316
Lend Lease Group	542,467	6,870	Target Corp	244,487	19,393
			Wal-Mart Stores Inc	356,546	26,481

Food - 4.43%					$72,450
Aryzta AG (a)	283,095	17,949	Software - 5.17%
Kroger Co/The	285,676	20,797	Fiserv Inc (a)	180,150	14,439
SUPERVALU Inc (a)	774,271	6,837	Intuit Inc	73,529	7,658
Tyson Foods Inc	339,035	14,392	Microsoft Corp	654,668	30,678
		$59,975	Oracle Corp	398,073	17,312

Gas - 1.56%					$70,087
Gas Natural SDG SA	860,030	21,140	Telecommunications - 2.49%
			Cisco Systems Inc	341,797	10,018
			Nippon Telegraph & Telephone Corp	157,700	10,906
Healthcare - Services - 3.21%			Orange SA	817,304	12,884
Anthem Inc	148,124	24,863			$33,808

See accompanying notes

			Schedule of Investments
			Global Opportunities Fund
			May 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)

Transportation - 1.42%
FedEx Corp	110,950		$19,219

TOTAL COMMON STOCKS			$1,340,098
INVESTMENT COMPANIES - 1.54%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 1.54%
Morgan Stanley Institutional Liquidity Funds -	20,885,759		20,886
Government Portfolio

TOTAL INVESTMENT COMPANIES			$20,886
Total Investments			$1,360,984
Liabilities in Excess of Other Assets, Net - (0.43)%			$(5,855)
TOTAL NET ASSETS - 100.00%			$1,355,129

(a) Non-Income Producing Security
(b)		Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$2,542 or 0.19% of net assets.

Portfolio Summary (unaudited)
Country			Percent
United States			55.54%
Japan			8.91%
Canada			6.92%
United Kingdom			5.99%
Switzerland			5.82%
Spain			2.59%
France			2.21%
Bermuda			1.63%
Israel			1.59%
Germany			1.50%
Ireland			1.45%
Sweden			1.29%
Netherlands			1.09%
Australia			0.98%
Denmark			0.81%
China			0.77%
Korea, Republic Of			0.67%
Hong Kong			0.67%
Liabilities in Excess of Other Assets, Net			(0.43)%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
International Equity Index Fund
May 31, 2015 (unaudited)

COMMON STOCKS - 98.36%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.45%			Automobile Parts & Equipment (continued)
Dentsu Inc	12,700	$639	Denso Corp	28,800	$1,503
Hakuhodo DY Holdings Inc	13,800	149	GKN PLC	97,566	548
JCDecaux SA	4,654	189	JTEKT Corp	12,100	220
Publicis Groupe SA	11,161	892	Koito Manufacturing Co Ltd	6,100	238
WPP PLC	77,964	1,842	NGK Insulators Ltd	15,000	371
		$3,711	NGK Spark Plug Co Ltd	10,500	317
			NHK Spring Co Ltd	9,400	110
Aerospace & Defense - 1.14%			NOK Corp	5,600	184
Airbus Group SE	34,949	2,379	Nokian Renkaat OYJ	6,736	217
BAE Systems PLC	187,297	1,478	Pirelli & C. SpA	15,536	264
Cobham PLC	67,604	306	Stanley Electric Co Ltd	8,400	200
Finmeccanica SpA (a)	24,029	319	Sumitomo Electric Industries Ltd	44,700	711
IHI Corp	82,000	394	Sumitomo Rubber Industries Ltd	10,100	178
Kawasaki Heavy Industries Ltd	83,000	418	Toyoda Gosei Co Ltd	3,800	94
Meggitt PLC	47,401	369	Toyota Industries Corp	9,600	576
Rolls-Royce Holdings PLC (a)	110,336	1,688	Valeo SA	4,718	751
Safran SA	17,332	1,225	Yokohama Rubber Co Ltd/The	11,000	124
Thales SA	6,140	381			$11,417
Zodiac Aerospace	11,976	436
		$9,393	Banks - 14.22%
			Aozora Bank Ltd	68,000	261
Agriculture - 1.44%			Australia & New Zealand Banking Group Ltd	164,236	4,151
British American Tobacco PLC	110,685	6,114	Banca Monte dei Paschi di Siena SpA (a)	13,671	28
Golden Agri-Resources Ltd	419,100	130	Banca Monte dei Paschi di Siena SpA - Rights	12,706	84
Imperial Tobacco Group PLC	56,828	2,930	(a)
Japan Tobacco Inc	65,200	2,366	Banco Bilbao Vizcaya Argentaria SA	374,898	3,710
Swedish Match AB	11,904	355	Banco Comercial Portugues SA (a)	2,252,549	210
		$11,895	Banco de Sabadell SA (a)	288,956	731
			Banco Espirito Santo SA (a),(b)	131,709	—
Airlines - 0.22%			Banco Popolare SC (a)	21,504	364
ANA Holdings Inc	68,000	187
Cathay Pacific Airways Ltd	69,000	177	Banco Popular Espanol SA	100,711	496
Deutsche Lufthansa AG (a)	13,738	194	Banco Santander SA	853,027	6,081
easyJet PLC	9,433	232	Bank Hapoalim BM	61,788	324
			Bank Leumi Le-Israel BM (a)	77,493	303
International Consolidated Airlines Group SA	48,453	409
(a)			Bank of East Asia Ltd/The	69,600	314
			Bank of Ireland (a)	1,633,393	625
Japan Airlines Co Ltd	7,000	240
Qantas Airways Ltd (a)	32,603	87	Bank of Kyoto Ltd/The	20,000	228
Singapore Airlines Ltd	31,900	268	Bank of Queensland Ltd	21,789	220
		$1,794	Bank of Yokohama Ltd/The	66,000	409
			Bankia SA (a)	273,546	353
Apparel - 0.76%			Bankinter SA	40,028	294
Adidas AG	12,422	978	Barclays PLC	979,861	4,058
Asics Corp	9,300	247	Bendigo & Adelaide Bank Ltd	26,775	251
Burberry Group PLC	26,404	686	BNP Paribas SA	62,883	3,788
Christian Dior SE	3,236	648	BOC Hong Kong Holdings Ltd	219,500	901
Hermes International	1,566	611	CaixaBank SA	135,734	650
LVMH Moet Hennessy Louis Vuitton SE	16,579	2,945	Chiba Bank Ltd/The	41,000	322
Yue Yuen Industrial Holdings Ltd	44,000	151	Chugoku Bank Ltd/The	9,600	147
		$6,266	Commerzbank AG (a)	63,206	843
			Commonwealth Bank of Australia	96,268	6,238
Automobile Manufacturers - 3.86%			Credit Agricole SA	61,190	912
Bayerische Motoren Werke AG	19,659	2,178	Credit Suisse Group AG (a)	90,657	2,405
Daihatsu Motor Co Ltd	11,300	165	Danske Bank A/S	41,922	1,229
Daimler AG	57,170	5,362	DBS Group Holdings Ltd	102,900	1,547
Fiat Chrysler Automobiles NV (a)	53,405	854
			Deutsche Bank AG	81,896	2,470
Fuji Heavy Industries Ltd	34,800	1,306	DNB ASA	58,027	1,017
Hino Motors Ltd	15,300	207	Erste Group Bank AG (a)	16,587	481
Honda Motor Co Ltd	96,700	3,325	Fukuoka Financial Group Inc	45,000	241
Isuzu Motors Ltd	35,200	477	Gunma Bank Ltd/The	22,000	154
Mazda Motor Corp	31,900	683	Hachijuni Bank Ltd/The	24,000	181
Mitsubishi Motors Corp	37,800	350	Hang Seng Bank Ltd	45,300	908
Nissan Motor Co Ltd	147,500	1,532	Hiroshima Bank Ltd/The	30,000	176
Peugeot SA (a)	25,688	535
			Hokuhoku Financial Group Inc	71,000	167
Renault SA	11,413	1,182	HSBC Holdings PLC	1,141,197	10,842
Suzuki Motor Corp	21,500	746	ING Groep NV	229,097	3,783
Toyota Motor Corp	162,300	11,196	Intesa Sanpaolo SpA	752,716	2,727
Volkswagen AG	2,102	507	Intesa Sanpaolo SpA - RSP	55,368	177
Volvo AB - B Shares	91,115	1,184	Iyo Bank Ltd/The	14,400	175
		$31,789	Joyo Bank Ltd/The	36,000	194
Automobile Parts & Equipment - 1.39%			KBC Groep NV	14,883	997
Aisin Seiki Co Ltd	11,300	519	Lloyds Banking Group PLC	3,390,375	4,559
Bridgestone Corp	38,600	1,602	Mediobanca SpA	33,334	344
Cie Generale des Etablissements Michelin	11,027	1,180	Mitsubishi UFJ Financial Group Inc	757,000	5,582
Continental AG	6,530	1,510	Mizrahi Tefahot Bank Ltd (a)	8,088	92

See accompanying notes

Schedule of Investments
International Equity Index Fund
May 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Banks (continued)			Chemicals (continued)
Mizuho Financial Group Inc	1,380,300	$3,039	Brenntag AG	9,173	$555
National Australia Bank Ltd	155,258	4,060	Croda International PLC	8,062	360
Natixis SA	55,514	416	Daicel Corp	17,300	224
Nordea Bank AB	180,355	2,349	EMS-Chemie Holding AG	485	206
Oversea-Chinese Banking Corp Ltd	177,700	1,343	Evonik Industries AG	5,533	207
Raiffeisen Bank International AG	6,958	107	Givaudan SA (a)	547	1,002
Resona Holdings Inc	131,000	747	Hitachi Chemical Co Ltd	6,100	120
Royal Bank of Scotland Group PLC (a)	151,239	801	Incitec Pivot Ltd	99,493	302
Seven Bank Ltd	35,300	166	Israel Chemicals Ltd	26,001	186
Shinsei Bank Ltd	105,000	212	Johnson Matthey PLC	12,167	652
Shizuoka Bank Ltd/The	31,000	338	JSR Corp	11,200	203
Skandinaviska Enskilda Banken AB	90,194	1,116	K+S AG	11,364	371
Societe Generale SA	43,029	2,005	Kaneka Corp	17,000	124
Standard Chartered PLC	146,821	2,349	Kansai Paint Co Ltd	13,000	224
Sumitomo Mitsui Financial Group Inc	75,400	3,422	Koninklijke DSM NV	10,772	638
Sumitomo Mitsui Trust Holdings Inc	196,440	894	Kuraray Co Ltd	20,400	267
Suruga Bank Ltd	10,700	227	LANXESS AG	5,433	302
Svenska Handelsbanken AB	88,912	1,341	Linde AG	11,028	2,119
Swedbank AB	53,771	1,262	Lonza Group AG (a)	3,141	442
UBS Group AG (a)	216,841	4,667	Mitsubishi Chemical Holdings Corp	80,400	504
UniCredit SpA	284,088	1,993	Mitsubishi Gas Chemical Co Inc	23,000	133
Unione di Banche Italiane SCpA	53,543	438	Mitsui Chemicals Inc	48,000	156
United Overseas Bank Ltd	76,600	1,313	Nippon Paint Holdings Co Ltd	8,700	269
Westpac Banking Corp	185,267	4,747	Nitto Denko Corp	9,700	751
Yamaguchi Financial Group Inc	11,000	139	Novozymes A/S	14,212	683
		$117,235	OCI NV (a)	5,003	147
			Shin-Etsu Chemical Co Ltd	24,300	1,479
Beverages - 2.33%			Solvay SA	3,519	487
Anheuser-Busch InBev NV	47,746	5,761	Sumitomo Chemical Co Ltd	87,000	505
Asahi Group Holdings Ltd	22,800	729	Symrise AG	7,321	467
Carlsberg A/S	6,351	583	Syngenta AG	5,518	2,511
Coca-Cola Amatil Ltd	34,004	261	Taiyo Nippon Sanso Corp	9,000	111
Coca-Cola HBC AG (a)	11,898	261
			Teijin Ltd	55,000	205
Diageo PLC	149,373	4,145	Toray Industries Inc	86,000	714
Heineken Holding NV	5,985	416	Umicore SA	5,652	278
Heineken NV	13,679	1,070	Yara International ASA	10,660	537
Kirin Holdings Co Ltd	48,800	702			$28,357
Pernod Ricard SA	12,607	1,556
Remy Cointreau SA	1,445	104	Commercial Services - 1.64%
SABMiller PLC	57,563	3,083	Abertis Infraestructuras SA	26,669	468
Suntory Beverage & Food Ltd	8,200	341	Adecco SA (a)	10,100	803
Treasury Wine Estates Ltd	38,669	158	Aggreko PLC	15,203	374
		$19,170	Ashtead Group PLC	29,886	514
			Atlantia SpA	24,516	632
Biotechnology - 0.24%			Babcock International Group PLC	14,908	257
CSL Ltd	28,138	2,005	Benesse Holdings Inc	3,900	102
			Brambles Ltd	93,001	810
Building Materials - 1.19%			Bunzl PLC	19,875	577
Asahi Glass Co Ltd	56,000	365	Bureau Veritas SA	15,748	360
Boral Ltd	46,476	222	Capita PLC	39,304	753
Cie de Saint-Gobain	28,359	1,319	Dai Nippon Printing Co Ltd	33,000	347
CRH PLC	48,393	1,355	Edenred	12,227	309
Daikin Industries Ltd	13,900	1,061	Experian PLC	58,752	1,122
Fletcher Building Ltd	40,842	253	G4S PLC	92,128	421
Geberit AG	2,244	808	Hutchison Port Holdings Trust	336,200	222
HeidelbergCement AG	8,367	680	Intertek Group PLC	9,580	367
Holcim Ltd (a)	13,594	1,073	ISS A/S	8,819	302
Imerys SA	2,027	151	Park24 Co Ltd	5,500	97
James Hardie Industries PLC	26,698	358	Randstad Holding NV	7,485	433
Lafarge SA	11,096	782	Recruit Holdings Co Ltd	8,400	262
LIXIL Group Corp	15,700	299	Reed Elsevier PLC	67,104	1,114
Rinnai Corp	2,200	169	Secom Co Ltd	12,500	833
Sika AG	128	440	Securitas AB	18,591	253
Taiheiyo Cement Corp	69,000	202	SGS SA	324	623
TOTO Ltd	17,000	281	Toppan Printing Co Ltd	31,000	262
		$9,818	Transurban Group	113,675	881
					$13,498
Chemicals - 3.44%
Air Liquide SA	20,483	2,635	Computers - 0.47%
Air Water Inc	9,000	161	Atos SE	5,114	393
Akzo Nobel NV	14,572	1,108	Cap Gemini SA	9,228	800
Arkema SA	3,890	289	Computershare Ltd	28,071	275
Asahi Kasei Corp	75,000	663	Fujitsu Ltd	110,000	615
BASF SE	54,536	5,060	Gemalto NV	4,742	414

See accompanying notes

Schedule of Investments
International Equity Index Fund
May 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electric (continued)
Itochu Techno-Solutions Corp	2,800	$66	Enel SpA	418,758	$2,035
Nomura Research Institute Ltd	6,600	253	Fortum OYJ	26,374	502
NTT Data Corp	7,500	332	GDF Suez	86,759	1,749
Otsuka Corp	3,100	150	Hokuriku Electric Power Co	9,900	150
TDK Corp	7,300	583	Iberdrola SA	322,430	2,228
		$3,881	Kansai Electric Power Co Inc/The (a)	41,700	461
			Kyushu Electric Power Co Inc	25,300	295
Consumer Products - 0.53%			Meridian Energy Ltd	76,092	125
Henkel AG & Co KGaA	6,169	633	Mighty River Power Ltd	41,563	84
Reckitt Benckiser Group PLC	38,345	3,463	Origin Energy Ltd	65,689	665
Societe BIC SA	1,707	281	Power Assets Holdings Ltd	82,000	785
		$4,377	Red Electrica Corp SA	6,424	540
Cosmetics & Personal Care - 1.30%			RWE AG	29,057	679
Beiersdorf AG	5,984	542	Shikoku Electric Power Co Inc	10,500	155
Kao Corp	29,800	1,354	SSE PLC	58,644	1,493
L'Oreal SA	14,995	2,828	Terna Rete Elettrica Nazionale SpA	89,510	427
Shiseido Co Ltd	21,300	426	Tohoku Electric Power Co Inc	26,900	376
Svenska Cellulosa AB SCA	34,937	912	Tokyo Electric Power Co Inc (a)	85,700	488
Unicharm Corp	22,100	488			$19,245
Unilever NV - CVA	96,724	4,132	Electrical Components & Equipment - 0.66%
		$10,682	Brother Industries Ltd	14,000	218
Distribution & Wholesale - 0.98%			Casio Computer Co Ltd	11,900	223
Hitachi High-Technologies Corp	4,100	115	Legrand SA	15,721	884
ITOCHU Corp	93,700	1,259	Mabuchi Motor Co Ltd	2,900	175
Jardine Cycle & Carriage Ltd	6,300	184	Nidec Corp	12,800	932
Li & Fung Ltd	348,000	301	Osram Licht AG	5,282	279
Marubeni Corp	97,900	572	Prysmian SpA	11,581	262
Mitsubishi Corp	81,900	1,829	Schneider Electric SE	32,971	2,486
Mitsui & Co Ltd	101,300	1,417			$5,459
Rexel SA	17,338	318	Electronics - 1.15%
Sumitomo Corp	66,800	792	Hamamatsu Photonics KK	8,400	258
Toyota Tsusho Corp	12,500	349	Hirose Electric Co Ltd	1,785	254
Wolseley PLC	15,440	956	Hoya Corp	25,200	926
		$8,092	Ibiden Co Ltd	7,100	133
Diversified Financial Services - 1.59%			Japan Display Inc	21,300	89
Aberdeen Asset Management PLC	55,347	378	Keyence Corp	2,740	1,470
Acom Co Ltd (a)	23,600	75	Koninklijke Philips NV	55,505	1,512
AEON Financial Service Co Ltd	6,100	147	Kyocera Corp	19,000	1,031
ASX Ltd	11,495	365	Minebea Co Ltd	19,000	349
Credit Saison Co Ltd	8,800	173	Murata Manufacturing Co Ltd	12,000	1,945
Daiwa Securities Group Inc	98,000	773	NEC Corp	154,000	502
Deutsche Boerse AG	11,459	920	Nippon Electric Glass Co Ltd	24,000	127
Hargreaves Lansdown PLC	15,490	301	Omron Corp	11,500	533
Hong Kong Exchanges and Clearing Ltd	65,800	2,525	Yaskawa Electric Corp	13,500	189
ICAP PLC	32,763	277	Yokogawa Electric Corp	13,500	160
Investec PLC	32,790	301			$9,478
Japan Exchange Group Inc	16,200	490	Energy - Alternate Sources - 0.08%
Julius Baer Group Ltd (a)	13,288	725
			Vestas Wind Systems A/S	13,303	679
London Stock Exchange Group PLC	18,540	698
Macquarie Group Ltd	17,332	1,077
Mitsubishi UFJ Lease & Finance Co Ltd	29,200	153	Engineering & Construction - 0.94%
Nomura Holdings Inc	215,600	1,424	ACS Actividades de Construccion y Servicios	11,210	361
ORIX Corp	78,500	1,238	SA
Partners Group Holding AG	951	298	Aena SA (a),(c)	4,007	420
Platinum Asset Management Ltd	13,861	83	Aeroports de Paris	1,761	218
Schroders PLC	7,380	381	Auckland International Airport Ltd	56,549	194
Singapore Exchange Ltd	47,700	298	Boskalis Westminster NV	5,109	253
		$13,100	Bouygues SA	11,973	471
			Cheung Kong Infrastructure Holdings Ltd	37,000	305
Electric - 2.34%			Chiyoda Corp	9,000	80
AGL Energy Ltd	39,973	495	CIMIC Group Ltd	6,029	111
AusNet Services	102,928	120	Ferrovial SA	26,487	572
Chubu Electric Power Co Inc	38,200	576	Fraport AG Frankfurt Airport Services	2,467	162
Chugoku Electric Power Co Inc/The	17,600	266	Worldwide
CLP Holdings Ltd	112,000	979	Japan Airport Terminal Co Ltd	2,500	145
Contact Energy Ltd	21,771	95	JGC Corp	12,000	240
E.ON SE	118,813	1,748	Kajima Corp	50,000	219
EDP - Energias de Portugal SA	137,505	536	Lend Lease Group	32,693	414
Electric Power Development Co Ltd	8,400	291	Obayashi Corp	38,000	248
Electricite de France SA	14,357	353	Shimizu Corp	35,000	267
Endesa SA	18,859	352	Singapore Technologies Engineering Ltd	92,600	233
Enel Green Power SpA	103,909	197	Skanska AB	22,563	470

See accompanying notes

Schedule of Investments
International Equity Index Fund
May 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Engineering & Construction (continued)			Forest Products & Paper (continued)
Sydney Airport	64,480	$280	UPM-Kymmene OYJ	31,691	$569
Taisei Corp	60,000	327			$1,613
Vinci SA	28,055	1,663
WorleyParsons Ltd	12,333	102	Gas - 0.99%
		$7,755	Centrica PLC	295,049	1,250
			Enagas SA	12,758	367
Entertainment - 0.33%			Gas Natural SDG SA	20,796	511
Aristocrat Leisure Ltd	31,989	190	Hong Kong & China Gas Co Ltd	373,182	899
Genting Singapore PLC	358,900	245	National Grid PLC	221,994	3,179
Merlin Entertainments PLC (c)	42,134	296	Osaka Gas Co Ltd	111,000	443
Oriental Land Co Ltd/Japan	11,800	758	Snam SpA	124,714	618
Sankyo Co Ltd	2,900	107	Toho Gas Co Ltd	24,000	149
Sega Sammy Holdings Inc	11,000	159	Tokyo Gas Co Ltd	138,000	761
Tabcorp Holdings Ltd	49,249	189			$8,177
Tatts Group Ltd	85,844	272
Toho Co Ltd/Tokyo	6,600	166	Hand & Machine Tools - 0.41%
William Hill PLC	52,070	335	Fuji Electric Co Ltd	33,000	157
		$2,717	Makita Corp	7,000	379
			Sandvik AB	63,308	763
Environmental Control - 0.02%			Schindler Holding AG - PC	2,648	464
Kurita Water Industries Ltd	6,300	151	Schindler Holding AG - REG	1,214	211
			SMC Corp/Japan	3,200	965
			Techtronic Industries Co Ltd	81,000	279
Food - 4.77%			THK Co Ltd	7,100	170
Ajinomoto Co Inc	33,000	680
Aryzta AG (a)	5,178	328			$3,388
Associated British Foods PLC	21,152	982	Healthcare - Products - 0.74%
Barry Callebaut AG (a)	129	146	Cochlear Ltd	3,389	229
Calbee Inc	4,300	165	Coloplast A/S	6,596	497
Carrefour SA	32,727	1,110	Elekta AB	21,884	154
Casino Guichard Perrachon SA	3,359	263	Essilor International SA	12,177	1,486
Chocoladefabriken Lindt & Sprungli AG	56	296	Getinge AB	11,883	288
Chocoladefabriken Lindt & Sprungli AG	5	314	Olympus Corp	15,200	516
Colruyt SA	4,184	188	QIAGEN NV (a)	13,087	321
Danone SA	34,403	2,363	Shimadzu Corp	14,000	185
Delhaize Group SA	6,105	545	Smith & Nephew PLC	53,179	944
Distribuidora Internacional de Alimentacion	36,725	292	Sonova Holding AG	3,189	481
SA			Sysmex Corp	8,500	490
First Pacific Co Ltd/Hong Kong	138,000	131	Terumo Corp	18,000	408
ICA Gruppen AB	4,595	160	William Demant Holding A/S (a)	1,514	125
J Sainsbury PLC	79,578	307			$6,124
Jeronimo Martins SGPS SA	14,945	205
Kerry Group PLC	9,395	702	Healthcare - Services - 0.45%
Kikkoman Corp	8,000	223	Fresenius Medical Care AG & Co KGaA	12,932	1,108
Koninklijke Ahold NV	53,104	1,079	Fresenius SE & Co KGaA	22,524	1,437
MEIJI Holdings Co Ltd	3,600	409	Healthscope Ltd	66,849	142
METRO AG	9,621	335	Miraca Holdings Inc	3,300	159
Nestle SA	191,479	14,835	Ramsay Health Care Ltd	8,399	406
NH Foods Ltd	10,000	216	Ryman Healthcare Ltd	22,265	126
Nisshin Seifun Group Inc	12,595	157	Sonic Healthcare Ltd	22,641	346
Nissin Foods Holdings Co Ltd	3,800	162			$3,724
Orkla ASA	48,400	380	Holding Companies - Diversified - 0.60%
Seven & i Holdings Co Ltd	44,700	1,846	Bollore SA	51,430	293
Tate & Lyle PLC	27,674	246	GEA Group AG	10,857	528
Tesco PLC	482,319	1,573	Hutchison Whampoa Ltd (b)	123,000	1,824
Toyo Suisan Kaisha Ltd	5,200	180	Industrivarden AB	9,746	195
Unilever PLC	76,208	3,371	Keppel Corp Ltd	86,300	559
Wesfarmers Ltd	66,725	2,220	Noble Group Ltd	281,100	166
WH Group Ltd (a),(c)	347,500	266
			NWS Holdings Ltd	87,500	141
Wilmar International Ltd	113,900	283	Swire Pacific Ltd	34,500	463
WM Morrison Supermarkets PLC	131,718	345	Wendel SA	1,702	217
Woolworths Ltd	75,001	1,599	Wharf Holdings Ltd/The	81,000	557
Yakult Honsha Co Ltd	5,200	288			$4,943
Yamazaki Baking Co Ltd	6,000	99
		$39,289	Home Builders - 0.43%
			Barratt Developments PLC	58,901	535
Food Service - 0.28%			Daiwa House Industry Co Ltd	35,200	843
Compass Group PLC	98,906	1,732	Iida Group Holdings Co Ltd	8,720	141
Sodexo SA	5,597	577	Persimmon PLC (a)	18,198	547
		$2,309	Sekisui Chemical Co Ltd	25,000	336
Forest Products & Paper - 0.20%			Sekisui House Ltd	35,200	586
Mondi PLC	21,805	493	Taylor Wimpey PLC	193,181	543
Oji Holdings Corp	47,000	208			$3,531
Stora Enso OYJ	32,683	343

See accompanying notes

Schedule of Investments
International Equity Index Fund
May 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Home Furnishings - 0.56%			Iron & Steel - 0.50%
Electrolux AB	14,284	$436	ArcelorMittal	59,331	$632
Matsushita Electric Industrial Co Ltd	131,000	1,917	Fortescue Metals Group Ltd	92,443	170
Sharp Corp/Japan	86,000	120	Hitachi Metals Ltd	12,000	198
Sony Corp	69,400	2,146	JFE Holdings Inc	29,100	707
		$4,619	Kobe Steel Ltd	183,000	342
			Nippon Steel & Sumitomo Metal Corp	450,775	1,234
Insurance - 5.33%			ThyssenKrupp AG	21,842	580
Admiral Group PLC	12,410	283	voestalpine AG	6,655	277
Aegon NV	107,575	821			$4,140
Ageas	12,344	462
AIA Group Ltd	715,000	4,694	Leisure Products & Services - 0.29%
Allianz SE	27,135	4,266	Carnival PLC	10,933	529
AMP Ltd	175,621	890	Flight Centre Travel Group Ltd	3,289	117
Assicurazioni Generali SpA	69,331	1,343	Shimano Inc	4,600	653
Aviva PLC	237,611	1,906	TUI AG	26,983	479
AXA SA	116,012	2,915	Yamaha Corp	9,900	200
Baloise Holding AG	2,968	370	Yamaha Motor Co Ltd	15,500	386
CNP Assurances	10,191	169			$2,364
Dai-ichi Life Insurance Co Ltd/The	63,900	1,116
Delta Lloyd NV	13,019	226	Lodging - 0.52%
Direct Line Insurance Group PLC	89,065	459	Accor SA	12,455	682
Gjensidige Forsikring ASA	11,875	183	City Developments Ltd	24,200	189
Hannover Rueck SE	3,580	348	Crown Resorts Ltd	21,624	216
Insurance Australia Group Ltd	139,037	600	Galaxy Entertainment Group Ltd	137,000	653
Legal & General Group PLC	352,835	1,436	InterContinental Hotels Group PLC	14,018	588
Mapfre SA	63,999	228	MGM China Holdings Ltd	56,400	102
Medibank Pvt Ltd (a)	163,524	267	Sands China Ltd	143,200	551
MS&AD Insurance Group Holdings Inc	30,000	928	Shangri-La Asia Ltd	74,166	113
Muenchener Rueckversicherungs-Gesellschaft	10,268	1,897	SJM Holdings Ltd	117,000	149
AG in Muenchen			Whitbread PLC	10,788	845
NN Group NV (a)	9,352	261	Wynn Macau Ltd	92,000	173
Old Mutual PLC	292,490	990			$4,261
Prudential PLC	152,475	3,800	Machinery - Construction & Mining - 1.15%
QBE Insurance Group Ltd	81,046	904	ABB Ltd (a)	130,570	2,863
RSA Insurance Group PLC	60,308	398	Atlas Copco AB - A Redemption Shares (a)	39,239	27
Sampo Oyj	26,543	1,252	Atlas Copco AB - A Shares	39,872	1,206
SCOR SE	9,119	312	Atlas Copco AB - B Redemption Shares (a)	22,802	16
Sompo Japan Nipponkoa Holdings Inc	19,650	711	Atlas Copco AB - B Shares	23,169	624
Sony Financial Holdings Inc	10,300	180	Hitachi Construction Machinery Co Ltd	6,300	115
Standard Life PLC	116,359	869	Hitachi Ltd	285,000	1,940
Suncorp Group Ltd	76,393	788	Komatsu Ltd	55,300	1,163
Swiss Life Holding AG (a)	1,903	457	Mitsubishi Electric Corp	114,000	1,557
Swiss Re AG	20,910	1,879			$9,511
T&D Holdings Inc	34,300	511
Tokio Marine Holdings Inc	41,000	1,689	Machinery - Diversified - 1.11%
Tryg A/S	7,089	142	Alstom SA (a)	12,871	403
UnipolSai SpA (a)	47,292	129	Amada Holdings Co Ltd	20,600	210
Zurich Insurance Group AG (a)	8,885	2,836	ANDRITZ AG	4,631	286
		$43,915	CNH Industrial NV	56,285	502
			FANUC Corp	12,100	2,664
Internet - 0.36%			Hexagon AB	15,217	559
Iliad SA	1,562	354	Husqvarna AB	24,468	186
Kakaku.com Inc	8,500	132	Kone OYJ	18,628	782
M3 Inc	11,400	216	Kubota Corp	66,000	1,097
Mixi Inc	2,500	106	MAN SE	2,091	216
Rakuten Inc	47,200	772	Metso OYJ	6,695	193
SBI Holdings Inc/Japan	12,690	181	Mitsubishi Heavy Industries Ltd	180,000	1,137
Seek Ltd	19,326	249	Nabtesco Corp	7,100	183
Trend Micro Inc/Japan	6,200	217	Sumitomo Heavy Industries Ltd	33,000	216
United Internet AG	7,303	341	Weir Group PLC/The	12,669	392
Yahoo Japan Corp	84,400	377	Zardoya Otis SA	10,330	133
		$2,945			$9,159

Investment Companies - 0.47%			Media - 0.99%
CK Hutchison Holdings Ltd	80,000	1,247	Axel Springer SE	2,643	144
Delek Group Ltd	273	79	ITV PLC	227,432	946
Eurazeo SA	2,370	159	Kabel Deutschland Holding AG (a)	1,313	178
EXOR SpA	5,847	291	Lagardere SCA	7,006	212
Groupe Bruxelles Lambert SA	4,790	398	Numericable-SFR SAS (a)	5,782	333
Investment AB Kinnevik	13,977	467	Pearson PLC	48,705	975
Investor AB	27,045	1,069	ProSiebenSat.1 Media AG	12,991	622
Israel Corp Ltd/The	157	56	Reed Elsevier NV	39,325	954
Pargesa Holding SA	1,833	129	RTL Group SA	2,297	206
		$3,895	Singapore Press Holdings Ltd	94,900	293

See accompanying notes

Schedule of Investments
International Equity Index Fund
May 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Media (continued)			Oil & Gas (continued)
Sky PLC	61,306	$989	Statoil ASA	66,265	$1,237
Vivendi SA	68,290	1,735	TonenGeneral Sekiyu KK	17,000	160
Wolters Kluwer NV	17,924	557	TOTAL SA	127,097	6,414
		$8,144	Transocean Ltd	21,512	415
			Tullow Oil PLC	54,085	327
Metal Fabrication & Hardware - 0.34%			Woodside Petroleum Ltd	44,029	1,228
Assa Abloy AB	19,836	1,172			$39,417
Maruichi Steel Tube Ltd	2,800	74
NSK Ltd	27,800	455	Oil & Gas Services - 0.16%
SKF AB	23,561	569	Amec Foster Wheeler PLC	23,081	336
Tenaris SA	28,037	405	Petrofac Ltd	15,404	213
Vallourec SA	6,591	163	Saipem SpA (a)	15,721	200
		$2,838	Subsea 7 SA	15,778	165
			Technip SA	6,087	401
Mining - 2.35%					$1,315
Alumina Ltd	149,962	202
Anglo American PLC	82,930	1,299	Packaging & Containers - 0.16%
Antofagasta PLC	23,413	268	Amcor Ltd/Australia	71,649	791
BHP Billiton Ltd	190,701	4,253	Rexam PLC	41,855	357
BHP Billiton PLC	125,408	2,644	Toyo Seikan Group Holdings Ltd	9,600	145
Boliden AB	16,239	349			$1,293
Fresnillo PLC	13,126	152
Glencore PLC (a)	649,907	2,867	Pharmaceuticals - 9.33%
			Actelion Ltd (a)	6,098	853
Iluka Resources Ltd	24,860	170
Lonmin PLC (a)	7,013	15	Alfresa Holdings Corp	10,400	159
Mitsubishi Materials Corp	65,000	257	Astellas Pharma Inc	127,300	1,848
Newcrest Mining Ltd (a)	45,512	493	AstraZeneca PLC	75,009	5,052
Norsk Hydro ASA	79,852	373	Bayer AG	49,101	6,981
Randgold Resources Ltd	5,513	399	Chugai Pharmaceutical Co Ltd	13,300	396
Rio Tinto Ltd	25,873	1,143	Daiichi Sankyo Co Ltd	37,700	709
Rio Tinto PLC	75,553	3,304	Eisai Co Ltd	14,900	930
South32 Ltd (a)	123,415	204	GlaxoSmithKline PLC	288,859	6,418
South32 Ltd (a)	316,110	529	Grifols SA	8,855	353
Sumitomo Metal Mining Co Ltd	29,000	446	Hisamitsu Pharmaceutical Co Inc	3,400	137
		$19,367	Kyowa Hakko Kirin Co Ltd	13,000	164
			Medipal Holdings Corp	7,900	122
Miscellaneous Manufacturing - 1.17%			Merck KGaA	7,673	822
Alfa Laval AB	17,434	329	Mitsubishi Tanabe Pharma Corp	13,200	209
FUJIFILM Holdings Corp	27,500	1,046	Novartis AG	136,582	14,018
IMI PLC	16,139	307	Novo Nordisk A/S	112,893	6,405
Konica Minolta Inc	27,200	341	Ono Pharmaceutical Co Ltd	4,800	524
Melrose Industries PLC	59,092	240	Orion Oyj	5,987	200
Nikon Corp	20,200	250	Otsuka Holdings Co Ltd	23,000	718
Orica Ltd	22,132	369	Roche Holding AG	41,715	12,718
Siemens AG	47,079	4,961	Sanofi	70,505	6,943
Smiths Group PLC	23,439	430	Santen Pharmaceutical Co Ltd	22,100	306
Sulzer AG	1,423	156	Shionogi & Co Ltd	17,700	626
Toshiba Corp	239,000	838	Shire PLC	35,046	3,031
Wartsila OYJ Abp	8,783	393	Sumitomo Dainippon Pharma Co Ltd	9,300	106
		$9,660	Suzuken Co Ltd/Aichi Japan	4,600	149
			Taisho Pharmaceutical Holdings Co Ltd	1,900	131
Office & Business Equipment - 0.35%			Takeda Pharmaceutical Co Ltd	46,800	2,270
Canon Inc	63,300	2,185	Teva Pharmaceutical Industries Ltd	50,296	3,040
Ricoh Co Ltd	41,900	435	UCB SA	7,506	536
Seiko Epson Corp	16,500	304			$76,874
		$2,924
			Pipelines - 0.08%
Oil & Gas - 4.78%			APA Group	66,163	470
BG Group PLC	202,737	3,534	Koninklijke Vopak NV	4,174	208
BP PLC	1,083,209	7,495			$678
Caltex Australia Ltd	16,031	412
Eni SpA	151,050	2,722	Private Equity - 0.06%
Galp Energia SGPS SA	22,894	269	3i Group PLC	57,740	498
Idemitsu Kosan Co Ltd	5,200	103
Inpex Corp	56,400	692
JX Holdings Inc	133,230	587	Publicly Traded Investment Fund - 2.14%
Lundin Petroleum AB (a)	12,929	204	iShares MSCI EAFE ETF	264,900	17,653
Neste Oyj	7,611	193
OMV AG	8,744	248	Real Estate - 1.56%
Repsol SA	61,218	1,165	Aeon Mall Co Ltd	6,650	122
Royal Dutch Shell PLC - A Shares	231,249	6,893	CapitaLand Ltd	152,100	393
Royal Dutch Shell PLC - B Shares	144,904	4,385	Cheung Kong Property Holdings Ltd (a),(b)	80,000	486
Santos Ltd	58,412	366	Daito Trust Construction Co Ltd	4,300	477
Seadrill Ltd	21,943	264	Deutsche Annington Immobilien SE	20,478	648
Showa Shell Sekiyu KK	11,100	104	Deutsche Wohnen AG	17,499	427

See accompanying notes

Schedule of Investments
International Equity Index Fund
May 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Real Estate (continued)			Retail (continued)
Global Logistic Properties Ltd	186,700	$382	Lawson Inc	3,800	$265
Hang Lung Properties Ltd	133,000	420	Luxottica Group SpA	10,011	676
Henderson Land Development Co Ltd	61,370	494	Marks & Spencer Group PLC	97,795	872
Hulic Co Ltd	17,400	179	Marui Group Co Ltd	14,000	176
Hysan Development Co Ltd	38,000	173	McDonald's Holdings Co Japan Ltd	3,900	82
Keppel Land Ltd (b)	40,600	130	Next PLC	8,623	992
Kerry Properties Ltd	38,500	161	Nitori Holdings Co Ltd	4,400	338
Mitsubishi Estate Co Ltd	74,000	1,651	Pandora A/S	6,845	686
Mitsui Fudosan Co Ltd	55,000	1,599	Shimamura Co Ltd	1,200	129
New World Development Co Ltd	317,000	422	Sports Direct International PLC (a)	15,990	165
Nomura Real Estate Holdings Inc	7,400	152	Swatch Group AG/The - BR	1,830	728
NTT Urban Development Corp	6,700	69	Swatch Group AG/The - REG	2,945	234
REA Group Ltd	3,127	93	Takashimaya Co Ltd	17,000	163
Seibu Holdings Inc	7,000	157	Travis Perkins PLC	14,773	501
Sino Land Co Ltd	179,073	305	USS Co Ltd	12,900	241
Sumitomo Realty & Development Co Ltd	21,000	806	Yamada Denki Co Ltd	40,100	168
Sun Hung Kai Properties Ltd	100,000	1,691			$19,051
Swire Properties Ltd	69,400	236
Swiss Prime Site AG (a)	3,928	314	Semiconductors - 0.77%
Tokyo Tatemono Co Ltd	24,000	185	Advantest Corp	8,900	106
Tokyu Fudosan Holdings Corp	30,400	228	ARM Holdings PLC	83,809	1,482
UOL Group Ltd	27,900	152	ASM Pacific Technology Ltd	14,300	148
Wheelock & Co Ltd	54,000	290	ASML Holding NV	20,816	2,330
		$12,842	Infineon Technologies AG	66,963	875
			Rohm Co Ltd	5,700	402
REITS - 1.54%			STMicroelectronics NV	37,845	322
Ascendas Real Estate Investment Trust	121,300	216	Tokyo Electron Ltd	10,100	649
British Land Co PLC/The	57,527	758			$6,314
CapitaLand Commercial Trust	122,400	146
CapitaLand Mall Trust	143,900	231	Shipbuilding - 0.05%
Dexus Property Group	57,013	348	Sembcorp Industries Ltd	58,300	180
Federation Centres	199,795	462	Sembcorp Marine Ltd	49,600	110
Fonciere Des Regions	1,779	157	Yangzijiang Shipbuilding Holdings Ltd	113,800	122
Gecina SA	2,060	271			$412
Goodman Group	104,089	518	Software - 0.87%
GPT Group/The	104,768	369	Amadeus IT Holding SA	26,575	1,209
Hammerson PLC	46,569	476	COLOPL Inc	2,900	60
ICADE	1,975	154	Dassault Systemes	7,591	592
Intu Properties PLC	54,732	280	GungHo Online Entertainment Inc	23,900	88
Japan Prime Realty Investment Corp	46	151	Konami Corp	5,500	103
Japan Real Estate Investment Corp	74	340	Nexon Co Ltd	7,700	104
Japan Retail Fund Investment Corp	144	288	Oracle Corp Japan	2,300	99
Klepierre	10,026	445	Sage Group PLC/The	63,965	556
Land Securities Group PLC	46,939	943	SAP SE	58,356	4,332
Link REIT/The	135,500	785			$7,143
Mirvac Group	219,528	336
Nippon Building Fund Inc	84	392	Storage & Warehousing - 0.01%
Nippon Prologis REIT Inc	86	165	Mitsubishi Logistics Corp	7,000	99
Scentre Group	316,141	951
Segro PLC	44,078	287	Telecommunications - 5.33%
Stockland	140,232	463	Alcatel-Lucent (a)	167,093	670
Suntec Real Estate Investment Trust	141,000	188	Altice SA (a)	5,152	669
Unibail-Rodamco SE	5,822	1,495	Belgacom SA	9,031	314
United Urban Investment Corp	156	233	Bezeq The Israeli Telecommunication Corp	112,089	188
Westfield Corp	117,221	863	Ltd
		$12,711	BT Group PLC	496,941	3,399
Retail - 2.31%			Deutsche Telekom AG	188,516	3,252
ABC-Mart Inc	1,600	92	Elisa OYJ	8,445	259
Aeon Co Ltd	38,800	517	Eutelsat Communications SA	10,107	344
Cie Financiere Richemont SA	30,993	2,677	Hikari Tsushin Inc	1,100	77
Citizen Holdings Co Ltd	15,600	114	HKT Trust & HKT Ltd	156,980	198
Dixons Carphone PLC	58,114	423	Inmarsat PLC	26,619	405
Don Quijote Holdings Co Ltd	3,500	270	KDDI Corp	103,700	2,334
FamilyMart Co Ltd	3,500	147	Koninklijke KPN NV	190,165	689
Fast Retailing Co Ltd	3,100	1,274	Millicom International Cellular SA	3,924	315
Harvey Norman Holdings Ltd	32,971	118	NICE-Systems Ltd	3,347	210
Hennes & Mauritz AB	56,374	2,224	Nippon Telegraph & Telephone Corp	22,200	1,535
HUGO BOSS AG	3,970	454	Nokia OYJ	218,397	1,598
Inditex SA	64,770	2,144	NTT DOCOMO Inc	90,700	1,630
Isetan Mitsukoshi Holdings Ltd	21,000	352	Orange SA	110,097	1,736
J Front Retailing Co Ltd	14,200	250	PCCW Ltd	243,000	152
Kering	4,498	789	SES SA	19,043	674
Kingfisher PLC	139,280	790	Singapore Telecommunications Ltd	473,300	1,449

See accompanying notes

Schedule of Investments
International Equity Index Fund
May 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		PREFERRED STOCKS - 0.59%	Shares Held Value (000's)

Telecommunications (continued)			Automobile Manufacturers - 0.42%
SoftBank Corp	56,900	$3,387	Bayerische Motoren Werke AG	3,235	$273
Spark New Zealand Ltd	108,943	213	Porsche Automobil Holding SE	9,091	804
StarHub Ltd	35,800	107	Volkswagen AG	9,652	2,346
Swisscom AG	1,537	891			$3,423
TDC A/S	48,214	360
Tele2 AB	18,949	223	Chemicals - 0.02%
Telecom Italia SpA (a)	599,899	738	FUCHS PETROLUB SE	4,126	182
Telecom Italia SpA - RSP	357,813	354
Telefonaktiebolaget LM Ericsson	180,701	2,034	Consumer Products - 0.15%
Telefonica Deutschland Holding AG	35,323	196	Henkel AG & Co KGaA	10,577	1,266
Telefonica SA	264,433	3,748
Telenet Group Holding NV (a)	3,120	170	TOTAL PREFERRED STOCKS		$4,871
Telenor ASA	44,575	1,009	Total Investments		$821,609
TeliaSonera AB	154,263	910	Other Assets in Excess of Liabilities, Net - 0.31%		$2,557
Telstra Corp Ltd	254,072	1,205	TOTAL NET ASSETS - 100.00%		$824,166
TPG Telecom Ltd	16,495	113
Vodafone Group PLC	1,574,165	6,153
		$43,908	(a) Non-Income Producing Security
Toys, Games & Hobbies - 0.16%			(b)	Fair value of these investments is determined in good faith by the Manager
Bandai Namco Holdings Inc	10,500	215	under procedures established and periodically reviewed by the Board of
Nintendo Co Ltd	6,200	1,046	Directors. At the end of the period, the fair value of these securities totaled
Sanrio Co Ltd	2,900	81	$2,440 or 0.30% of net assets.
		$1,342	(c)	Security exempt from registration under Rule 144A of the Securities Act of
			1933. These securities may be resold in transactions exempt from
Transportation - 1.74%			registration, normally to qualified institutional buyers. At the end of the
AP Moeller - Maersk A/S - A shares	227	427	period, the value of these securities totaled $982 or 0.12% of net assets.
AP Moeller - Maersk A/S - B shares	423	815
Asciano Ltd	57,915	298
Aurizon Holdings Ltd	126,112	513
Central Japan Railway Co	8,500	1,473	Portfolio Summary (unaudited)
ComfortDelGro Corp Ltd	127,100	288	Country		Percent
Deutsche Post AG	57,532	1,739	Japan		21.69%
DSV A/S	10,509	365	United Kingdom		17.87%
East Japan Railway Co	19,800	1,804	Switzerland		9.67%
Groupe Eurotunnel SE	27,758	418	France		9.20%
Hankyu Hanshin Holdings Inc	67,000	401	Germany		8.60%
Kamigumi Co Ltd	14,000	130	Australia		6.90%
Keihan Electric Railway Co Ltd	30,000	171	Netherlands		3.36%
Keikyu Corp	28,000	215	Spain		3.34%
Keio Corp	34,000	250	Hong Kong		3.10%
Keisei Electric Railway Co Ltd	17,000	196	United States		2.94%
Kintetsu Group Holdings Co Ltd	107,000	357	Sweden		2.83%
Kuehne + Nagel International AG	3,206	451	Italy		2.08%
Mitsui OSK Lines Ltd	67,000	229	Denmark		1.61%
MTR Corp Ltd	86,500	414	Singapore		1.37%
Nagoya Railroad Co Ltd	51,000	193	Belgium		1.23%
Nippon Express Co Ltd	50,000	275	Ireland		0.89%
Nippon Yusen KK	95,000	286	Finland		0.77%
Odakyu Electric Railway Co Ltd	37,000	350	Norway		0.58%
Royal Mail PLC	38,594	309	Israel		0.55%
TNT Express NV	29,295	247	Luxembourg		0.35%
Tobu Railway Co Ltd	60,000	264	Austria		0.16%
Tokyu Corp	66,000	431	New Zealand		0.14%
West Japan Railway Co	9,700	575	Portugal		0.14%
Yamato Holdings Co Ltd	20,600	420	Macao		0.10%
		$14,304	South Africa		0.10%
			Jersey, Channel Islands		0.05%
Water - 0.24%			Bermuda		0.03%
Severn Trent PLC	14,205	477	China		0.02%
Suez Environnement Co	17,641	340	Mexico		0.02%
United Utilities Group PLC	40,488	617	Other Assets in Excess of Liabilities, Net		0.31%
Veolia Environnement SA	26,710	556	TOTAL NET ASSETS		100.00%
		$1,990
TOTAL COMMON STOCKS		$810,648
INVESTMENT COMPANIES - 0.74%	Shares Held Value (000's)

Publicly Traded Investment Fund - 0.74%
Morgan Stanley Institutional Liquidity Funds -	6,090,330	6,090
Government Portfolio

TOTAL INVESTMENT COMPANIES		$6,090

See accompanying notes

Schedule of Investments
International Equity Index Fund
May 31, 2015 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; June 2015	Long	40	$3,599	$3,800	$201
Total					$201
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
International Small Company Fund
May 31, 2015 (unaudited)

COMMON STOCKS - 99.01%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 1.41%			Cosmetics & Personal Care (continued)
Stroeer Media SE	1,388	$58	Pola Orbis Holdings Inc	1,600	$88
Teleperformance	1,493	110			$158
		$168	Distribution & Wholesale - 1.57%
Airlines - 0.47%			Entertainment One Ltd	10,076	50
Air New Zealand Ltd	26,221	56	Inchcape PLC	8,710	112
			Trusco Nakayama Corp	800	25
					$187
Apparel - 1.38%
Gunze Ltd	12,000	32	Diversified Financial Services - 3.91%
Moncler SpA	3,722	71	Century Tokyo Leasing Corp	2,000	62
Yue Yuen Industrial Holdings Ltd	18,000	62	Henderson Group PLC	19,857	87
		$165	Intermediate Capital Group PLC	9,984	91
			Man Group PLC	36,902	101
Automobile Parts & Equipment - 4.33%			Paragon Group of Cos PLC/The	11,533	78
Brembo SpA	1,964	84	Tokai Tokyo Financial Holdings Inc	6,500	47
Calsonic Kansei Corp	10,000	75			$466
Georg Fischer AG	102	77
Haldex AB	2,722	39	Electric - 0.91%
Nifco Inc/Japan	1,500	62	Hera SpA	25,296	67
Norma Group SE	996	53	Iren SpA	29,021	42
Plastic Omnium SA	2,325	66			$109
Toyo Tire & Rubber Co Ltd	2,700	60
		$516	Electrical Components & Equipment - 1.90%
			Fujikura Ltd	15,000	83
Banks - 5.08%			Gamesa Corp Tecnologica SA	5,793	89
77 Bank Ltd/The	14,000	78	Mabuchi Motor Co Ltd	900	54
Aareal Bank AG	1,776	71			$226
Banca Popolare di Milano Scarl	49,732	52
Bank of the Ryukyus Ltd	1,900	29	Electronics - 3.12%
Credito Emiliano SpA	4,161	35	Alps Electric Co Ltd	3,400	87
Gunma Bank Ltd/The	11,000	77	Japan Aviation Electronics Industry Ltd	3,000	82
			Kaba Holding AG (a)	112	70
Home Capital Group Inc	1,650	56
Israel Discount Bank Ltd (a)	34,924	62	Osaki Electric Co Ltd	7,000	41
Joyo Bank Ltd/The	5,000	27	Siix Corp	1,400	41
Keiyo Bank Ltd/The	8,000	43	Taiyo Yuden Co Ltd	3,400	51
Suruga Bank Ltd	3,600	76			$372
		$606	Engineering & Construction - 2.41%
Beverages - 1.17%			Arcadis NV	2,363	67
Britvic PLC	6,298	70	Keller Group PLC	3,348	55
Royal Unibrew A/S	1,927	69	NCC AB	2,376	74
		$139	Nippo Corp	4,000	69
			Yokogawa Bridge Holdings Corp	2,200	22
Biotechnology - 1.30%					$287
Concordia Healthcare Corp	1,228	82
Genmab A/S (a)	832	73	Entertainment - 1.38%
			Betfair Group PLC (a)	2,181	89
		$155	Betsson AB (a)	4,979	74
Building Materials - 0.93%			Betsson AB (a)	1,444	2
Cementir Holding SpA	4,418	29			$165
Kingspan Group PLC	3,586	82
		$111	Food - 1.65%
			Bakkafrost P/F	2,014	53
Chemicals - 1.94%			Ezaki Glico Co Ltd	1,200	53
DIC Corp	27,000	77	Greencore Group PLC	18,095	91
Nippon Soda Co Ltd	10,000	60			$197
Symrise AG	726	47
Toagosei Co Ltd	11,000	47	Forest Products & Paper - 3.40%
			BillerudKorsnas AB	4,045	69
		$231	Interfor Corp (a)	4,086	65
Commercial Services - 3.16%			Metsa Board OYJ	6,836	43
Ashtead Group PLC	5,040	87	Mondi PLC	4,954	112
Berendsen PLC	3,952	61	Smurfit Kappa Group PLC	2,057	60
Kanamoto Co Ltd	2,400	68	West Fraser Timber Co Ltd	1,024	56
Loomis AB	2,274	67			$405
Northgate PLC	5,622	54
Societa Iniziative Autostradali e Servizi SpA	3,687	40	Gas - 0.62%
			Rubis SCA	1,084	73
		$377	Rubis SCA - Rights (a)	943	1
Computers - 1.50%					$74
Ingenico Group	976	121
NS Solutions Corp	1,800	58	Hand & Machine Tools - 0.66%
		$179	KUKA AG	996	79

Cosmetics & Personal Care - 1.32%
Lion Corp	10,000	70

See accompanying notes

Schedule of Investments
International Small Company Fund
May 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products - 0.61%			Miscellaneous Manufacturing - 0.96%
Fisher & Paykel Healthcare Corp Ltd	15,561	$73	Aalberts Industries NV	2,124	$66
			Senior PLC	10,115	49

Healthcare - Services - 1.21%					$115
Eurofins Scientific SE	178	54	Oil & Gas - 4.16%
Orpea	1,271	90	Bankers Petroleum Ltd (a)	17,324	42
		$144	Caltex Australia Ltd	2,283	59
			DCC PLC	1,773	141
Holding Companies - Diversified - 0.46%			ERG SpA	4,038	50
Seiko Holdings Corp	10,000	55	Parex Resources Inc (a)	5,267	43
			Raging River Exploration Inc (a)	8,089	58
Home Builders - 2.78%			TORC Oil & Gas Ltd	4,223	33
Bellway PLC	2,837	102	Whitecap Resources Inc	6,319	70
Bovis Homes Group PLC	4,238	71			$496
Galliford Try PLC	3,248	82
Redrow PLC	11,399	76	Packaging & Containers - 0.66%
		$331	Intertape Polymer Group Inc	800	13
			Orora Ltd	39,451	66
Home Furnishings - 2.12%					$79
Alpine Electronics Inc	2,900	62
Howden Joinery Group PLC	15,485	121	Pharmaceuticals - 4.28%
			BTG PLC (a)	4,240	46
Pace PLC	11,072	70
		$253	Hikma Pharmaceuticals PLC	2,740	87
			Ipsen	976	52
Insurance - 1.32%			Kaken Pharmaceutical Co Ltd	3,000	98
Beazley PLC	15,142	69	Nippon Shinyaku Co Ltd	2,000	61
Direct Line Insurance Group PLC	17,288	89	Recordati SpA	3,908	82
		$158	UDG Healthcare PLC	6,924	56
			Virbac SA	116	28
Internet - 2.08%					$510
Just Eat PLC (a)	9,322	66
Just Eat PLC - Rights (a),(b),(c)	5,808	1	Pipelines - 0.46%
Rightmove PLC	2,276	116	Enbridge Income Fund Holdings Inc	1,791	55
United Internet AG	1,391	65
		$248	Private Equity - 0.99%
Investment Companies - 0.77%			3i Group PLC	10,396	90
Leonteq AG (a)	502	92	Aurelius AG	578	28
					$118

Iron & Steel - 1.13%			Real Estate - 4.33%
APERAM SA (a)	1,962	81	Charter Hall Group	2,700	10
Nisshin Steel Co Ltd	4,200	54	Deutsche Wohnen AG	2,208	54
		$135	Grand City Properties SA (a)	2,458	43
			Hemfosa Fastigheter AB	6,350	65
Leisure Products & Services - 0.49%			K Wah International Holdings Ltd	65,000	40
Yamaha Corp	2,900	59	LEG Immobilien AG	1,201	88
			Sponda OYJ	7,278	28
Lodging - 0.75%			ST Modwen Properties PLC	7,208	49
Echo Entertainment Group Ltd	25,365	90	UOL Group Ltd	12,900	70
			Wheelock & Co Ltd	13,000	70

Machinery - Diversified - 3.35%					$517
CKD Corp	4,600	48	REITS - 4.39%
Daihen Corp	6,000	31	Allied Properties Real Estate Investment Trust	1,459	43
Duerr AG	905	93	Boardwalk Real Estate Investment Trust	1,357	64
Komori Corp	3,400	44	Federation Centres	25,242	58
Makino Milling Machine Co Ltd	5,000	49	Great Portland Estates PLC	6,099	77
Sumitomo Heavy Industries Ltd	11,000	72	Hulic Reit Inc	22	32
Tsubakimoto Chain Co	7,000	62	Japan Hotel REIT Investment Corp	96	65
		$399	Mirvac Group	38,996	60
			Orix JREIT Inc	36	51
Media - 0.60%			Segro PLC	11,432	74
Cogeco Cable Inc	1,346	71			$524

			Retail - 4.66%
Mining - 2.45%			Aoyama Trading Co Ltd	2,300	88
Boliden AB	2,227	48
Detour Gold Corp (a)	2,990	32	Citizen Holdings Co Ltd	5,400	39
			DCM Holdings Co Ltd	4,800	44
Dominion Diamond Corp	2,042	38	Dixons Carphone PLC	11,009	80
Northern Star Resources Ltd	26,148	47
Nyrstar NV (a)	13,583	52	Dollarama Inc	1,360	75
			Domino's Pizza Group PLC	3,321	40
OceanaGold Corp	11,073	27	Doutor Nichires Holdings Co Ltd	3,300	63
Tahoe Resources Inc	3,428	48	Superior Plus Corp	3,971	44
		$292	Tsuruha Holdings Inc	1,100	83
					$556

See accompanying notes

Schedule of Investments
International Small Company Fund
May 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	Portfolio Summary (unaudited)
				Country	Percent
Semiconductors - 2.09%				Japan	26.84%
ams AG	1,791	$106
Dialog Semiconductor PLC (a)	1,991	111		United Kingdom	18.91%
Tower Semiconductor Ltd (a)	2,063	32		United States	14.34%
				Canada	9.34%
		$249		Germany	7.51%
Software - 1.80%				Italy	4.62%
Constellation Software Inc/Canada	218	89		France	4.52%
NetEnt AB (a)	1,328	51		Ireland	4.18%
Nexon Co Ltd	3,100	42		Sweden	4.09%
Nihon Unisys Ltd	3,500	33		Australia	3.49%
		$215		Switzerland	2.01%
				Hong Kong	1.92%
Telecommunications - 1.76%				Luxembourg	1.49%
Freenet AG	2,863	94		Denmark	1.19%
Hitachi Kokusai Electric Inc	4,000	59		Netherlands	1.11%
PCCW Ltd	91,000	57		New Zealand	1.08%
		$210		Belgium	1.03%
Textiles - 0.22%				South Africa	0.94%
Fujibo Holdings Inc	11,000	26		Austria	0.89%
				Israel	0.79%
				Spain	0.75%
Transportation - 2.61%				Jordan	0.73%
Euronav NV	5,117	70		Finland	0.60%
Go-Ahead Group PLC	1,714	70		Singapore	0.59%
Kawasaki Kisen Kaisha Ltd	24,000	61		Faroe Islands	0.45%
Seino Holdings Co Ltd	6,300	77		Liabilities in Excess of Other Assets, Net	(13.41)%
TransForce Inc	1,569	33		TOTAL NET ASSETS	100.00%
		$311
TOTAL COMMON STOCKS		$11,809
INVESTMENT COMPANIES - 13.94%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 13.94%
Goldman Sachs Financial Square Funds -	1,662,974	1,663
Government Fund

TOTAL INVESTMENT COMPANIES		$1,663
PREFERRED STOCKS - 0.46%	Shares Held	Value (000	's)

Machinery - Diversified - 0.46%
Jungheinrich AG	795	55

TOTAL PREFERRED STOCKS		$55
Total Investments		$13,527
Liabilities in Excess of Other Assets, Net - (13.41)%			$(1,599)
TOTAL NET ASSETS - 100.00%		$11,928

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)		Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$1 or 0.01% of net assets.

See accompanying notes

Schedule of Investments
Opportunistic Municipal Fund
May 31, 2015 (unaudited)

COMMON STOCKS - 1.45%	Shares Held Value (000's)			Principal
			MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 1.45%
Market Vectors Short High-Yield Municipal	14,000	$355	Illinois (continued)
Index ETF			State of Illinois
SPDR Nuveen S&P High Yield Municipal	3,040	173	5.50%, 07/01/2027	$1,000	$1,081
Bond ETF					$2,883
		$528	Indiana - 1.78%
TOTAL COMMON STOCKS		$528	Indiana Finance Authority
	Principal		5.00%, 10/01/2044	300	314
BONDS - 1.41%	Amount (000's) Value (000's)		Town of Shoals IN
U.S. Municipals - 1.41%			7.25%, 11/01/2043	300	334
Oglala Sioux Tribe					$648
5.75%, 10/01/2025(a)	$500	$512
			Iowa- 2.96%
			Iowa Finance Authority
TOTAL BONDS		$512	5.00%, 12/01/2019	1,000	1,076
	Principal
MUNICIPAL BONDS - 95.28%	Amount (000's) Value (000's)
			Kentucky - 3.04%
Alabama - 0.41%			Commonwealth of Kentucky
Alabama Industrial Development Authority			5.00%, 06/15/2038	1,000	1,107
6.45%, 12/01/2023	$150	$151

			Louisiana - 6.67%
California - 30.01%			Juban Crossing Economic Development
Abag Finance Authority for Nonprofit Corps			District
5.00%, 08/01/2043	500	552	7.00%, 09/15/2044(a)	1,000	1,011
California Educational Facilities Authority			Louisiana Public Facilities Authority
5.00%, 10/01/2038(b)	900	999	7.00%, 07/01/2024(a)	1,000	1,005
5.00%, 01/01/2039(b)	1,730	1,903	8.38%, 07/01/2039	400	413
California Statewide Communities					$2,429
Development Authority (credit support from
GNMA COLL)			Maryland - 2.64%
4.90%, 07/20/2039(c)	500	532	City of Westminster MD
California Statewide Financing Authority			6.25%, 07/01/2044	500	536
6.00%, 05/01/2043	1,000	1,000	Maryland Economic Development Corp
Golden State Tobacco Securitization Corp			5.38%, 06/01/2025	390	425
5.75%, 06/01/2047	1,000	852			$961
La Verne Public Financing Authority			Missouri - 2.63%
7.25%, 09/01/2026	700	702
Morongo Band of Mission Indians/The
6.50%, 03/01/2028(a)	825	926	City of St Louis MO Airport Revenue (credit support from NATL-RE)
			5.50%, 07/01/2028(c)	400	471
Sacramento Area Flood Control
Agency (credit support from BAM)
5.00%, 10/01/2039(c)	500	560	Health & Educational Facilities Authority of the State of Missouri
			4.00%, 01/01/2045	500	489

San Diego Community College District	1,050	1,205			$960
5.25%, 08/01/2033(b)			New Jersey - 3.79%
University of California 5.25%, 05/15/2039(b)	1,500	1,694	Casino Reinvestment Development Authority
		$10,925	5.25%, 11/01/2039	250	263
			New Jersey Economic Development
Connecticut - 2.66%			Authority
Mohegan Tribal Finance Authority			5.63%, 11/15/2030	1,000	1,119
7.00%, 02/01/2045	1,000	968			$1,382

Florida - 2.50%			New York - 5.34%
Orange County Housing Finance Authority			Brooklyn Arena Local Development Corp
7.00%, 10/01/2025	500	508	6.25%, 07/15/2040	480	560
Orange County Industrial Development			New York Liberty Development Corp
Authority/FL			5.25%, 10/01/2035	200	236
8.00%, 07/01/2036(a)	400	403	New York State Dormitory Authority
			5.00%, 12/01/2040	1,100	1,146
		$911			$1,942
Georgia - 1.60%
City of Atlanta GA			Oklahoma - 0.89%
7.38%, 01/01/2031	500	581	Tulsa Airports Improvement Trust
			5.00%, 06/01/2035	300	325

Illinois - 7.92%
Chicago Board of Education			Oregon - 1.52%
5.25%, 12/01/2035	800	751
City of Chicago IL			Warm Springs Reservation Confederated Tribe
5.50%, 01/01/2042	500	495	6.38%, 11/01/2033	500	552
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2025	500	556

See accompanying notes

Schedule of Investments
Opportunistic Municipal Fund
May 31, 2015 (unaudited)

	Principal			Portfolio Summary (unaudited)
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)			Sector	Percent
				Revenue Bonds	74.56%
Pennsylvania - 5.17%				General Obligation Unlimited	10.27%

				Insured	4.29%
Allegheny County Industrial Development Authority				Certificate Participation	3.04%
6.00%, 07/15/2038	$400		$422	Tax Allocation	1.60%
City of Scranton PA
8.50%, 09/01/2022	200		208	Prerefunded	1.52%
				Exchange Traded Funds	1.45%
Pennsylvania Economic Development				Government	1.41%
Financing Authority
6.00%, 06/01/2031	500		500	Liability For Floating Rate Notes Issued	(8.42)%
Pottsville Hospital Authority/PA				Other Assets in Excess of Liabilities, Net	10.28%
6.50%, 07/01/2028	700		755	TOTAL NET ASSETS	100.00%
			$1,885

Texas - 6.83%
City of Houston TX Airport System Revenue
4.50%, 07/01/2020	1,000		1,058
Gregg County Health Facilities Development
Corp
5.00%, 10/01/2016	400		407
Texas Private Activity Bond Surface
Transportation Corp
6.88%, 12/31/2039	550		649
7.00%, 12/31/2038	300		370
			$2,484

Virginia - 4.54%
County of Botetourt VA
6.00%, 07/01/2044	1,000		1,011
Fairfax County Economic Development
Authority
5.00%, 12/01/2042	300		307
Fairfax County Industrial Development
Authority
5.00%, 05/15/2035(b)	300		334
			$1,652

Washington - 0.71%
Port of Seattle Industrial Development Corp
5.00%, 04/01/2030	250		260

Wisconsin - 1.67%
Public Finance Authority
5.25%, 04/01/2030	600		609

TOTAL MUNICIPAL BONDS			$34,691
Total Investments			$35,731
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (8.42)%
Notes with interest rates of 0.11% - 0.12% at	$(3,065	) $	(3,065)
May 31, 2015 and contractual maturity of
collateral from 2017-2020.(d)
Total Net Investments			$32,666
Other Assets in Excess of Liabilities, Net - 10.28%			$3,743
TOTAL NET ASSETS - 100.00%			$36,409

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,857 or 10.59% of net assets.
(b)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional
			information.
(c)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or
			government agency.
(d)	Floating rate securities. The interest rate(s) shown reflect the rates in
			effect at May 31, 2015

See accompanying notes

Schedule of Investments
Origin Emerging Markets Fund
May 31, 2015 (unaudited)

COMMON STOCKS - 95.46%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.53%			Holding Companies - Diversified - 0.92%
Smiles SA	213,479	$3,402	Siam Cement PCL/The	381,500	$5,957

Agriculture - 0.66%			Home Furnishings - 1.22%
KT&G Corp	49,426	4,292	Steinhoff International Holdings Ltd	1,271,314	7,879

Airlines - 0.65%			Insurance - 6.21%
Air Arabia PJSC	9,643,534	4,177	China Life Insurance Co Ltd/Taiwan (a)	4,864,000	5,437
			People's Insurance Co Group of China Ltd	17,319,505	12,256
			PICC Property & Casualty Co Ltd	5,261,927	12,035
Automobile Manufacturers - 3.32%			Ping An Insurance Group Co of China Ltd	473,700	6,953
Great Wall Motor Co Ltd	951,100	6,111	Porto Seguro SA	300,643	3,451
Tata Motors Ltd ADR	400,776	15,350			$40,132
		$21,461
			Internet - 5.72%
Banks - 15.24%			Com2uSCorp (a)	29,953	3,630
Banco do Brasil SA	1,007,392	7,224	MercadoLibre Inc	23,146	3,359
Bank of China Ltd	19,726,772	13,068	Tencent Holdings Ltd	1,503,005	29,974
Bank Rakyat Indonesia Persero Tbk PT	15,347,131	13,647			$36,963
China CITIC Bank Corp Ltd (a)	13,408,893	11,322
China Construction Bank Corp	9,707,428	9,730	Machinery - Diversified - 0.82%
China Merchants Bank Co Ltd	3,815,745	11,555	Hollysys Automation Technologies Ltd	208,410	5,306
China Minsheng Banking Corp Ltd	8,739,206	11,994
Industrial & Commercial Bank of China Ltd	11,908,354	10,312	Metal Fabrication & Hardware - 2.39%
Kasikornbank PCL	732,560	4,236
Siam Commercial Bank PCL/The (b)	1,165,948	5,484	Catcher Technology Co Ltd	264,928	15,465
		$98,572
			Mining - 1.57%
Building Materials - 0.36%			KGHM Polska Miedz SA	107,538	3,307
China Singyes Solar Technologies Holdings	1,525,586	2,355	MMC Norilsk Nickel OJSC ADR	390,252	6,876
Ltd					$10,183

			Miscellaneous Manufacturing - 6.18%
Commercial Services - 2.33%			CRRC Corp Ltd (b)	1,785,270	3,454
New Oriental Education & Technology Group	207,400	4,942
Inc ADR(a)			Largan Precision Co Ltd	189,433	21,016
OHL Mexico SAB de CV (a)	1,609,432	2,163	Sunny Optical Technology Group Co Ltd	4,370,025	9,551
			Zhuzhou CSR Times Electric Co Ltd	723,700	5,923
Qualicorp SA	707,214	4,266			$39,944
Zhejiang Expressway Co Ltd	2,378,000	3,697
		$15,068	Oil & Gas - 1.42%
			PetroChina Co Ltd	3,654,980	4,312
Computers - 4.56%
Asustek Computer Inc (c)	202,763	9,939	Sasol Ltd	138,503	4,899
Foxconn Technology Co Ltd	1,787,000	6,273			$9,211
Lenovo Group Ltd	8,382,892	13,257	Pharmaceuticals - 2.00%
		$29,469	Sino Biopharmaceutical Ltd	10,947,741	12,938

Diversified Financial Services - 3.27%
Fubon Financial Holding Co Ltd	5,410,528	11,095	Real Estate - 2.56%
Mega Financial Holding Co Ltd	5,775,000	5,164	China Overseas Land & Investment Ltd	2,375,700	8,571
Taishin Financial Holding Co Ltd	11,238,251	4,862	Highwealth Construction Corp	1,492,964	3,731
		$21,121	Shimao Property Holdings Ltd	1,981,169	4,229
					$16,531
Electric - 1.76%
China Resources Power Holdings Co Ltd	1,550,425	4,297	Retail - 2.47%
Huaneng Power International Inc	5,306,090	7,081	ANTA Sports Products Ltd	2,584,800	5,988
		$11,378	Foschini Group Ltd/The	277,362	3,717
			Lojas Renner SA	109,200	3,702
Electronics - 4.05%			Raia Drogasil SA	224,300	2,542
AAC Technologies Holdings Inc	1,250,518	6,964			$15,949
Hon Hai Precision Industry Co Ltd	1,761,309	11,444
Pegatron Corp	1,052,393	3,131	Semiconductors - 12.04%
Zhen Ding Technology Holding Ltd	1,310,954	4,643	Advanced Semiconductor Engineering Inc	1,406,330	9,929
		$26,182	ADR
			Novatek Microelectronics Corp	582,887	3,166
Engineering & Construction - 1.11%			Realtek Semiconductor Corp	551,249	1,677
KEPCO Plant Service & Engineering Co Ltd	50,332	4,878	Samsung Electronics Co Ltd	47,095	27,947
TAV Havalimanlari Holding AS	280,365	2,328	Taiwan Semiconductor Manufacturing Co Ltd	1,309,617	31,797
		$7,206	ADR
Food - 1.82%			Vanguard International Semiconductor Corp	2,067,520	3,353
JBS SA	993,400	4,854			$77,869
SPAR Group Ltd/The	452,154	6,932	Software - 3.40%
		$11,786	NetEase Inc ADR	155,735	22,023
Forest Products & Paper - 1.46%
Mondi PLC	417,777	9,438

See accompanying notes

				Schedule of Investments
Origin Emerging Markets Fund
May 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held		Value (000	's)

Telecommunications - 3.27%
China Mobile Ltd	1,607,143			$21,146

Water - 2.15%
Guangdong Investment Ltd	9,922,764			13,880

TOTAL COMMON STOCKS				$617,283
INVESTMENT COMPANIES - 1.80%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 1.80%
First American Government Obligations Fund	11,619,063			11,619

TOTAL INVESTMENT COMPANIES				$11,619
Total Investments				$628,902
Other Assets in Excess of Liabilities, Net - 2.74%				$17,723
TOTAL NET ASSETS - 100.00%				$646,625

(a) Non-Income Producing Security
(b)			Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$8,938 or 1.38% of net assets.
(c)			Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,939 or 1.54% of net assets.

Portfolio Summary (unaudited)
Country				Percent
China				33.18%
Taiwan, Province Of China				23.53%
Hong Kong				10.42%
Korea, Republic Of				6.29%
South Africa				5.09%
Brazil				4.55%
United States				3.85%
Thailand				2.43%
India				2.37%
Indonesia				2.11%
Russian Federation				1.06%
United Arab Emirates				0.65%
Argentina				0.52%
Poland				0.51%
Turkey				0.36%
Mexico				0.34%
Other Assets in Excess of Liabilities, Net				2.74%
TOTAL NET ASSETS				100.00%

Futures Contracts

							Unrealized
Type	Long/Short			Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI Emerging Markets; June 2015	Long			580	$29,734	$28,910	$(824)
Total							$(824)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Preferred Securities Fund
May 31, 2015 (unaudited)

INVESTMENT COMPANIES - 2.50%	Shares Held	Value (000	's)	PREFERRED STOCKS (continued)	Shares Held Value (000's)

Publicly Traded Investment Fund - 2.50%				Diversified Financial Services (continued)
Goldman Sachs Financial Square Funds -	10,499	$10		General Electric Capital Corp 4.88%	80,187	$2,033
Government Fund (a)				Merrill Lynch Capital Trust I (b)	318,325	8,165
Goldman Sachs Financial Square Funds -	121,353,796	121,354		Merrill Lynch Capital Trust II	133,014	3,405
Government Fund				Merrill Lynch Preferred Capital Trust V	101,682	2,652
		$121,364		Morgan Stanley Capital Trust III	350,547	8,904
TOTAL INVESTMENT COMPANIES		$121,364		Morgan Stanley Capital Trust IV	513,972	13,101
CONVERTIBLE PREFERRED STOCKS -				Morgan Stanley Capital Trust V	421,339	10,664
1.51%	Shares Held	Value (000	's)	Morgan Stanley Capital Trust VIII	97,505	2,490
						$61,685
Banks - 1.51%
Wells Fargo & Co	60,982	73,560		Electric - 2.17%
				Alabama Power Co	89,000	2,450
TOTAL CONVERTIBLE PREFERRED STOCKS		$73,560		DTE Energy Co 5.25%	313,300	7,851
PREFERRED STOCKS - 39.98%	Shares Held	Value (000	's)	Duke Energy Corp	362,408	9,053
				Entergy Arkansas Inc 4.90%	241,096	5,984
Banks - 14.51%				Entergy Arkansas Inc 5.75%	35,363	892
AgriBank FCB	61,700	6,482		Entergy Louisiana LLC 4.70%	165,100	3,931
Bank of America Corp 6.50%; Series Y	490	13		Entergy Louisiana LLC 5.25%	237,355	6,003
Bank of America Corp 6.38%; Series III	26,378	665		Entergy Louisiana LLC 5.88%	1,981	51
Bank of America Corp 6.63%; Series I	201,813	5,273		Entergy Mississippi Inc	18,689	484
Bank of New York Mellon Corp/The	139,534	3,460		Entergy New Orleans Inc	3,299	83
Barclays Bank PLC 7.10%	1,014,169	26,095		Entergy Texas Inc	15,618	408
Barclays Bank PLC 7.75%	607,340	15,688		Georgia Power Co 6.50%	92,300	9,853
Barclays Bank PLC 8.13%	249,031	6,480		Gulf Power Co 6.00%	60,914	6,039
Capital One Financial Corp	573,401	14,301		Gulf Power Co 6.45%	4,600	463
Citigroup Inc 6.88%; Series K	493,542	13,311		Interstate Power & Light Co	485,100	12,132
Citigroup Inc 6.88%; Series L	9,618	254		NextEra Energy Capital Holdings Inc - Series G	322,465	8,046
City National Corp/CA	208,392	5,126
CoBank ACB 6.13%	8,000	754		NextEra Energy Capital Holdings Inc - Series H	170,585	4,273
CoBank ACB 6.20%	65,000	6,620
CoBank ACB 6.25%	224,000	23,415		NextEra Energy Capital Holdings Inc - Series I	666,456	15,868
Countrywide Capital V	218,131	5,610
Countrywide Financial Corp	682,448	17,648		NextEra Energy Capital Holdings Inc 5.00%	491,093	11,678
Cullen/Frost Bankers Inc	281,621	7,004				$105,542
Deutsche Bank Contingent Capital Trust II	2,083,257	55,852
Deutsche Bank Contingent Capital Trust III	528,498	14,687		Food - 0.03%
				Dairy Farmers of America Inc (c)	12,000	1,259
FirstMerit Corp	331,400	8,338
Goldman Sachs Group Inc/The	774,944	19,265
HSBC Holdings PLC 6.20%	1,047,474	26,836		Hand & Machine Tools - 0.58%
HSBC Holdings PLC 8.00%	568,600	14,727		Stanley Black & Decker Inc	1,104,374	27,908
HSBC USA Inc 2.86%	825,140	41,334
HSBC USA Inc 4.50%	1,136,198	28,632
HSBC USA Inc 6.50%	2,085,705	53,332		Insurance - 8.63%
ING Groep NV 6.13%	57,950	1,473		Aegon NV 4.00%	66,900	1,615
ING Groep NV 6.38%	834,730	21,186		Aegon NV 6.38%	975,042	24,571
ING Groep NV 7.05%	1,019,994	25,989		Aegon NV 6.50%	246,814	6,279
ING Groep NV 7.20%	165,000	4,211		Aegon NV 8.00%	63,317	1,763
ING Groep NV 7.38%	853,296	21,989		Aflac Inc	1,084,662	26,910
JP Morgan Chase & Co	57,122	1,381		Allstate Corp/The 5.10%	540,300	14,161
Lloyds Banking Group PLC	130,471	3,323		Allstate Corp/The 6.25%	181,500	4,746
M&T Bank Corp - Series A	5,400	5,577		Allstate Corp/The 6.63%; Series E	380,000	10,207
M&T Bank Corp - Series C	7,150	7,385		American Financial Group Inc/OH 5.75%	441,328	11,166
Morgan Stanley - Series E	24,282	687		American Financial Group Inc/OH 6.25%	250,786	6,410
PNC Financial Services Group Inc/The	1,723,683	48,039		Arch Capital Group Ltd	699,190	18,759
Royal Bank of Scotland Group PLC 5.75%;	596,429	14,607		Aspen Insurance Holdings Ltd 5.95%	936,500	24,077
Series L				Aspen Insurance Holdings Ltd 7.25%	143,802	3,789
Royal Bank of Scotland Group PLC 6.35%;	7,755	194		Axis Capital Holdings Ltd 5.50%	155,098	3,803
Series N				Axis Capital Holdings Ltd 6.88%	2,072,850	54,433
Royal Bank of Scotland Group PLC 6.75%;	207,600	5,256		Delphi Financial Group Inc 7.38%	527,604	13,207
Series Q				Hartford Financial Services Group Inc/The	1,014,436	31,792
State Street Corp 5.25%; Series C	1,425,192	34,932		PartnerRe Ltd 5.88%	15,416	385
State Street Corp 5.90%; Series D	241,300	6,339		PartnerRe Ltd 6.50%	90,667	2,307
State Street Corp 6.00%	349,700	8,792		PartnerRe Ltd 7.25%	11,643	302
TCF Financial Corp	229,123	6,161		Protective Life Corp 6.00%	20,311	521
US Bancorp/MN - Series G	2,083,302	56,124		Protective Life Corp 6.25%	336,151	8,760
				Prudential PLC (d)	174,600	4,512
Wells Fargo & Co 5.85%	125,027	3,233
Wells Fargo & Co 6.63%	236,676	6,605		Prudential PLC 6.50%	92,849	2,393
		$704,685		Reinsurance Group of America Inc	577,300	16,389
				RenaissanceRe Holdings Ltd - Series C	178,371	4,490
Diversified Financial Services - 1.27%				RenaissanceRe Holdings Ltd - Series E	654,975	15,818
Affiliated Managers Group Inc 5.25%	77,487	1,980		Torchmark Corp	472,900	12,040
Affiliated Managers Group Inc 6.38%	15,188	396		WR Berkley Corp	1,262,728	30,811
Charles Schwab Corp/The	12,535	325		XLIT Ltd	76,419	62,902
General Electric Capital Corp 4.88%	299,666	7,570				$419,318

See accompanying notes

Schedule of Investments
Preferred Securities Fund
May 31, 2015 (unaudited)

PREFERRED STOCKS (continued)	Shares Held Value (000's)					Principal

Media - 0.25%			BONDS (continued)			Amount (000's) Value (000's)
Comcast Corp	482,893	$12,212	Banks (continued)
			BAC Capital Trust XIII
			4.00%, 12/29/2049(f)			$33,564	$26,516
REITS - 5.59%			Banco do Brasil SA/Cayman
Boston Properties Inc	7,284	179	9.00%, 06/29/2049(c)			12,218	11,225
Digital Realty Trust Inc - Series E	544,076	14,048	Bank of America Corp
Digital Realty Trust Inc - Series F	3,856	100	6.50%, 10/29/2049(f)			50,000	52,875
Digital Realty Trust Inc - Series G	97,818	2,364	8.13%, 12/29/2049(f)			12,887	13,886
Digital Realty Trust Inc - Series H	137,911	3,749	Bank of New York Mellon Corp/The
Health Care REIT Inc	617,185	16,028	4.95%, 12/29/2049(f)			75,100	75,100
Hospitality Properties Trust 7.13%; Series D	411,113	10,796	Barclays PLC
Kimco Realty Corp 5.50%	590,922	14,330	6.63%, 06/29/2049(f)			34,178	33,900
Kimco Realty Corp 6.00%	667,508	16,848	8.25%, 12/29/2049(f)			46,600	49,819
Kimco Realty Corp 6.90%	338,815	8,653	BNP Paribas SA
National Retail Properties Inc	455,621	11,846	7.20%, 06/29/2049(c)			10,100	12,097
Prologis Inc - Series Q	127,700	8,364
PS Business Parks Inc	380,000	9,352	BPCE SA	5.70%, 10/22/2023	(c)	6,000	6,510
PS Business Parks Inc - Series R	126,911	3,262	CBA Capital Trust II
PS Business Parks Inc - Series S	132,228	3,427	6.02%, 03/29/2049(c)			3,400	3,493
PS Business Parks Inc - Series T	188,128	4,718	Citigroup Inc
PS Business Parks Inc - Series U	520,724	12,774	5.90%, 12/29/2049			200	200
Public Storage Inc 5.20%; Series X	70,407	1,712
Public Storage Inc 5.75%; Series T	222,900	5,619	5.95%, 12/29/2049			5,000	5,006
			Cooperatieve Centrale Raiffeisen-
Public Storage Inc 5.88%; Series A	237,401	6,063	Boerenleenbank BA/Netherlands
Public Storage Inc 5.90%; Series S	56,048	1,433	11.00%, 12/29/2049(c),(f)			72,657	93,001
Public Storage Inc 6.00%; Series Z	580,214	15,022	Corestates Capital III
Public Storage Inc 6.35%; Series R	746,442	19,333	0.84%, 02/15/2027(c),(f)			10,200	8,950
Public Storage Inc 6.38%; Series Y	131,181	3,524
Public Storage Inc 6.50%; Series Q	4,594	119	Countrywide Capital III
			8.05%, 06/15/2027			6,312	7,948
Realty Income Corp - Series F	777,954	20,421	Credit Agricole SA
Regency Centers Corp 6.00%	441,029	11,118	7.88%, 01/29/2049(c)			8,000	8,515
Regency Centers Corp 6.63%	230,854	5,961	8.38%, 12/31/2049(c),(f)			13,350	15,753
Senior Housing Properties Trust	113,931	2,742	Credit Suisse AG
Ventas Realty LP / Ventas Capital Corp	206,348	5,140	6.50%, 08/08/2023(c)			51,136	57,975
Vornado Realty Trust - Series I	96,892	2,463	Credit Suisse Group AG
Vornado Realty Trust - Series J	174,963	4,549	6.25%, 12/29/2049(c),(f)			17,800	17,466
Vornado Realty Trust - Series K	869,353	21,125	6.25%, 12/29/2049			475	466
Vornado Realty Trust - Series L	191,155	4,366	7.50%, 12/29/2049(c),(f)			19,150	20,371
		$271,548	Credit Suisse Group Guernsey I Ltd
Savings & Loans - 0.39%			7.88%, 02/24/2041(f)			3,900	4,115
Astoria Financial Corp	106,851	2,707	Fifth Third Bancorp
First Niagara Financial Group Inc	605,146	16,309	5.10%, 12/29/2049(f)			5,100	4,819
		$19,016	First Chicago NBD Institutional Capital I
			0.83%, 02/01/2027(f)			2,300	1,960
Sovereign - 1.16%
Farm Credit Bank of Texas 6.75% (c)	258,000	26,832	First Union Capital II
			7.95%, 11/15/2029			3,700	4,993
Farm Credit Bank of Texas 10.00%	23,800	29,512	Fleet Capital Trust V
		$56,344	1.27%, 12/18/2028(f)			2,500	2,087
Telecommunications - 5.40%			Goldman Sachs Group Inc/The
Centaur Funding Corp (c),(d)	28,000	22,523	5.70%, 12/29/2049(f)			41,795	42,253
Centaur Funding Corp 9.08% (c),(e)	70,576	86,875	HSBC Capital Funding LP/Jersey
			10.18%, 12/29/2049(c),(f)			29,900	45,598
Qwest Corp 6.13%	885,400	22,179
Qwest Corp 6.88%	258,100	6,775	HSBC USA Capital Trust I
			7.81%, 12/15/2026(c)			300	301
Qwest Corp 7.00%	520,255	13,620
Qwest Corp 7.00%	253,178	6,598	HSBC USA Capital Trust II
			8.38%, 05/15/2027(c)			630	636
Qwest Corp 7.38%	481,420	12,536
Qwest Corp 7.50%	949,111	25,474	HSBC USA Capital Trust III
Telephone & Data Systems Inc 6.63%	267,002	6,811	7.75%, 11/15/2026			7,200	7,286
Telephone & Data Systems Inc 6.88%	2,899	73	JP Morgan Chase & Co
Telephone & Data Systems 7.00%	1,208,015	31,167	5.30%, 12/29/2049(f)			9,800	9,824
United States Cellular Corp Inc (b)	110,817	2,840	6.13%, 12/29/2049(f)			22,000	22,660
			6.75%, 01/29/2049(f)			118,707	129,391
Verizon Communications Inc	942,517	24,685
		$262,156	JP Morgan Chase Capital XXI
			1.23%, 02/02/2037(f)			8,131	6,769
TOTAL PREFERRED STOCKS		$1,941,673
	Principal		KeyCorp Capital III
BONDS - 55.32%	Amount (000's) Value (000's)		7.75%, 07/15/2029			3,500	4,400
			Lloyds Banking Group PLC
Banks - 26.43%			6.41%, 01/29/2049(c)			34,174	38,787
Abbey National Capital Trust I			6.66%, 01/29/2049(c)			32,281	36,800
8.96%, 12/31/2049	$18,288	$23,957	7.50%, 04/30/2049(f)			25,198	26,804
ABN AMRO Bank NV			M&T Bank Corp
6.25%, 09/13/2022(f)	10,000	10,825	6.45%, 12/29/2049(f)			6,615	7,186
			6.88%, 12/29/2049			41,800	42,688

See accompanying notes

Schedule of Investments
Preferred Securities Fund
May 31, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Insurance (continued)
Morgan Stanley			American International Group Inc
5.55%, 12/29/2049(f)	$11,100	$11,142	8.18%, 05/15/2068	$1,500	$2,042
Nordea Bank AB			Aon Corp
5.50%, 09/29/2049(c),(f)	4,000	4,045	8.21%, 01/01/2027	4,500	5,872
5.50%, 09/29/2049(f)	1,200	1,214	AXA SA
6.13%, 12/29/2049(c),(f)	7,500	7,683	6.38%, 12/29/2049(c),(f)	21,968	24,426
PNC Financial Services Group Inc/The			8.60%, 12/15/2030	13,565	18,821
6.75%, 07/29/2049(f)	44,035	49,044	Catlin Insurance Co Ltd
Royal Bank of Scotland Group PLC			7.25%, 07/29/2049(c)	46,496	43,590
7.65%, 08/29/2049(f)	15,480	19,621	Dai-ichi Life Insurance Co Ltd/The
Societe Generale SA			5.10%, 10/29/2049(c),(f)	12,300	13,238
1.02%, 12/29/2049(c),(f)	5,750	5,304	7.25%, 12/29/2049(c)	13,250	15,668
7.88%, 12/29/2049(c),(f)	6,500	6,679	Everest Reinsurance Holdings Inc
7.88%, 12/29/2049(f)	15,000	15,413	6.60%, 05/01/2067(f)	34,120	34,077
8.25%, 09/29/2049(f)	50,250	53,453	Great-West Life & Annuity Insurance Capital
Standard Chartered PLC			LP
0.50%, 07/29/2049(f)	2,000	1,210	6.63%, 11/15/2034(c)	7,000	7,867
State Street Capital Trust IV			Great-West Life & Annuity Insurance Capital
1.27%, 06/01/2077(f)	600	512	LP II
Wells Fargo & Co			7.15%, 05/16/2046(c),(f)	8,750	8,837
5.87%, 12/29/2049(f)	47,800	50,250	Hartford Financial Services Group Inc/The
7.98%, 12/31/2049(f)	57,100	62,810	8.13%, 06/15/2068(f)	3,700	4,172
		$1,283,591	Liberty Mutual Group Inc
			7.00%, 03/07/2067(c),(f)	16,938	17,425
Diversified Financial Services - 4.64%			7.80%, 03/07/2087(c)	45,963	55,730
Charles Schwab Corp/The			Liberty Mutual Insurance Co
7.00%, 02/28/2049(f)	27,158	32,046
			7.70%, 10/15/2097(c)	17,425	22,145
Citigroup Capital III			Lincoln National Corp
7.63%, 12/01/2036	2,700	3,390	6.05%, 04/20/2067(f)	27,905	25,603
Depository Trust & Clearing Corp/The			MetLife Capital Trust IV
4.88%, 12/29/2049(c),(f)	4,000	4,005
			7.88%, 12/15/2067(c)	19,020	24,678
GE Capital Trust I			MetLife Capital Trust X
6.38%, 11/15/2067	18,008	19,573	9.25%, 04/08/2068(c)	27,475	40,320
General Electric Capital Corp			MetLife Inc
6.25%, 12/31/2049(f)	49,095	54,848
			5.25%, 12/29/2049(f),(g)	18,800	18,823
6.38%, 11/15/2067(f)	2,615	2,850
7.13%, 12/29/2049(f)	87,500	102,156	10.75%, 08/01/2069	2,000	3,310
			Mitsui Sumitomo Insurance Co Ltd
Glen Meadow Pass-Through Trust			7.00%, 03/15/2072(c)	3,375	4,042
6.51%, 02/12/2067(c),(f)	4,785	4,450
			MMI Capital Trust I
MBNA Capital B			7.63%, 12/15/2027	1,073	1,223
1.08%, 02/01/2027(f)	2,500	2,113
			Nationwide Financial Services Inc
		$225,431	6.75%, 05/15/2087	68,095	71,500
Electric - 2.95%			Nippon Life Insurance Co
Electricite de France SA			5.10%, 10/16/2044(c),(f)	14,900	15,906
5.25%, 01/29/2049(c),(f)	61,880	64,300	Provident Financing Trust I
5.63%, 12/29/2049(c),(f)	6,000	6,274	7.41%, 03/15/2038	37,750	43,790
Integrys Energy Group Inc			Prudential Financial Inc
6.11%, 12/01/2066(f)	582	553	5.63%, 06/15/2043(f)	76,965	81,679
NextEra Energy Capital Holdings Inc			5.88%, 09/15/2042(f)	11,675	12,574
6.65%, 06/15/2067(f)	2,000	1,870	Prudential PLC
7.30%, 09/01/2067(f)	17,750	18,427	7.75%, 01/29/2049	4,800	5,058
PPL Capital Funding Inc			QBE Capital Funding III Ltd
6.70%, 03/30/2067(f)	4,875	4,481	7.25%, 05/24/2041(c),(f)	80,745	90,737
RWE AG			Sirius International Group Ltd
7.00%, 10/12/2072(f)	44,200	47,515	7.51%, 05/29/2049(c),(f)	1,175	1,234
		$143,420	Sompo Japan Insurance Inc
			5.33%, 03/28/2073(c),(f)	60,300	65,275
Hand & Machine Tools - 0.28%			Sumitomo Life Insurance Co
Stanley Black & Decker Inc			6.50%, 09/20/2073(c),(f)	15,500	18,077
5.75%, 12/15/2053	12,250	13,322	Voya Financial Inc
			5.65%, 05/15/2053(f)	36,851	38,233
Insurance - 20.15%			ZFS Finance USA Trust II
			6.45%, 12/15/2065(c),(f)	11,850	12,265
ACE Capital Trust II
9.70%, 04/01/2030	5,490	8,202	ZFS Finance USA Trust V
			6.50%, 05/09/2067(c)	19,683	20,938
Aegon NV
2.14%, 07/29/2049(f)	2,648	2,294			$978,582
AIG Life Holdings Inc			Pipelines - 0.02%
7.57%, 12/01/2045(c)	25,815	34,915
			TransCanada PipeLines Ltd
8.50%, 07/01/2030	30,200	41,374	6.35%, 05/15/2067(f)	1,000	954
Allstate Corp/The
5.75%, 08/15/2053(f)	7,600	8,179
6.50%, 05/15/2067	12,505	14,443

See accompanying notes

Schedule of Investments
Preferred Securities Fund
May 31, 2015 (unaudited)

	Principal
BONDS (continued)	Amount (000's) Value (000's)

Telecommunications - 0.13%
Koninklijke KPN NV
7.00%, 03/28/2073(c),(f)		$5,800	$6,191

Transportation - 0.72%
BNSF Funding Trust I
6.61%, 12/15/2055(f)		30,550	34,980

TOTAL BONDS			$2,686,471
	Principal
CONVERTIBLE BONDS - 0.12%	Amount (000's) Value (000's)

Banks - 0.12%
ING Groep NV
6.50%, 12/29/2049(f)		6,000	5,996

TOTAL CONVERTIBLE BONDS			$5,996
TOTAL PURCHASED OPTIONS - 0.67%			$32,478
Total Investments			$4,861,542
Liabilities in Excess of Other Assets, Net - (0.10)%			$(5,009)
TOTAL NET ASSETS - 100.00%			$4,856,533

(a)			Security was purchased with the cash proceeds from securities loans.
(b)			Security or a portion of the security was on loan at the end of the period.
(c)			Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,161,211 or 23.91% of net assets.
(d) Non-Income Producing Security
(e)			Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(f)	Variable Rate. Rate shown is in effect at May 31, 2015.
(g)	Security purchased on a when-issued basis.

Portfolio Summary (unaudited)
Sector			Percent
Financial			83.24%
Communications			5.78%
Utilities			5.12%
Exchange Traded Funds			2.50%
Industrial			1.58%
Government			1.16%
Purchased Options			0.67%
Consumer, Non-cyclical			0.03%
Energy			0.02%
Liabilities in Excess of Other Assets, Net			(0.10)%
TOTAL NET ASSETS			100.00%

	August 31,	August 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		May 31, 2015	May 31, 2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Centaur Funding Corp 9.08%	47,903	$55,409	22,673	$28,386	—		$—	70,576	$83,795
		$55,409		$28,386			$–		$83,795

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Centaur Funding Corp 9.08%		$4,310			$—	$			—
		$4,310			$—	$			—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
Preferred Securities Fund
May 31, 2015 (unaudited)

Options

				Upfront Premiums		Unrealized
Purchased Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - US Long Bond Future	$159.00	06/29/2015	3,065	$1,669	$2,826	$1,157
Call - US Long Bond Future	$155.00	06/29/2015	2,970	6,180	7,425	1,245
Call - US Long Bond Future	$154.00	06/29/2015	2,975	6,871	9,204	2,333
Put - US Long Bond Future	$153.00	06/29/2015	6,040	14,416	6,795	(7,621)
Put - US Long Bond Future	$152.00	06/29/2015	6,040	11,719	5,096	(6,623)
Put - US Long Bond Future	$147.00	06/29/2015	6,040	3,257	1,132	(2,125)
Total				$44,112	$32,478	$(11,634)

				Upfront Premiums		Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - US Long Bond Future	$158.00	06/29/2015	9,010	$(6,777)	$(10,840)	$(4,063)
Put - US Long Bond Future	$148.00	06/29/2015	18,120	(12,672)	(4,530)	8,142
Total				$(19,449)	$(15,370)	$4,079

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Real Estate Allocation Fund
May 31, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.00%
Global Real Estate Securities Fund (a)		17,205		$160
Real Estate Debt Income Fund (a)		11,138		111
				$271
TOTAL INVESTMENT COMPANIES				$271
Total Investments				$271
Other Assets in Excess of Liabilities, Net - 0.00%				$—
TOTAL NET ASSETS - 100.00%				$271

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type				Percent
International Equity Funds				59.04%
Fixed Income Funds				40.96%
Other Assets in Excess of Liabilities, Net				0.00%
TOTAL NET ASSETS			100.00%

August 31,		August 31,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales	Sales		May 31, 2015	May 31, 2015
Shares		Cost		Shares	Cost	Shares	Proceeds		Shares	Cost
Global Real Estate Securities Fund	— $	—		18,339	$176	1,134		$11	17,205	$165
Real Estate Debt Income Fund	—	—		12,325	123	1,187		12	11,138	111
		$—			$299			$23		$276

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Global Real Estate Securities Fund			$1			$—	$			—
Real Estate Debt Income Fund			1			—				—
			$2			$—	$			—
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Real Estate Debt Income Fund
May 31, 2015 (unaudited)

INVESTMENT COMPANIES - 1.70%		Shares Held Value (000's)			Principal
				BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 1.70%
First American Government Obligations Fund		770,859	$771	Mortgage Backed Securities (continued)
				Wachovia Bank Commercial Mortgage Trust
TOTAL INVESTMENT COMPANIES			$771	Series 2007-C30
		Principal		5.41%, 12/15/2043(a)	$2,000	$2,051
BONDS - 97.88%		Amount (000's) Value (000's)		WFRBS Commercial Mortgage Trust 2013-
				C12
Mortgage Backed Securities - 91.03%				1.48%, 03/15/2048(a),(b)	18,063	1,388
Banc of America Commercial Mortgage Trust				WFRBS Commercial Mortgage Trust 2014-
2008-1				C20
6.26%, 02/10/2051(a),(b)		$1,000	$959	3.99%, 05/15/2047(a),(b)	2,500	2,250
CFCRE Commercial Mortgage Trust 2011-						$41,402
C2
1.97%, 12/15/2047(a),(b)		19,601	836	REITS - 6.85%
Citigroup Commercial Mortgage Trust 2013-				Hospitality Properties Trust
GC15				5.00%, 08/15/2022	1,000	1,060
5.11%, 09/10/2046(a),(b)		2,010	2,036	Select Income REIT
Citigroup Commercial Mortgage Trust 2015-				3.60%, 02/01/2020	2,000	2,057
GC27						$3,117
3.14%, 02/10/2048(a)		2,000	2,027	TOTAL BONDS		$44,519
COMM 2006-C8 Mortgage Trust				Total Investments		$45,290
5.38%, 12/10/2046		2,000	2,031	Other Assets in Excess of Liabilities, Net - 0.42%		$189
COMM 2013-CCRE11 Mortgage Trust				TOTAL NET ASSETS - 100.00%		$45,479
1.18%, 10/10/2046(a)		26,273	1,842
COMM 2013-CCRE6 Mortgage Trust
1.52%, 03/10/2046(a)		15,089	918	(a)	Variable Rate. Rate shown is in effect at May 31, 2015.
COMM 2014-CCRE17 Mortgage Trust				(b)	Security exempt from registration under Rule 144A of the Securities Act of
4.80%, 05/10/2047(a),(b)		1,000	974	1933. These securities may be resold in transactions exempt from
Comm 2014-UBS2 Mortgage Trust				registration, normally to qualified institutional buyers. At the end of the
4.20%, 03/10/2047		1,000	1,087	period, the value of these securities totaled $15,266 or 33.57% of net
COMM 2014-UBS3 Mortgage Trust				assets.
4.78%, 06/10/2047(a)		1,000	1,068
COMM 2015-LC19 Mortgage Trust
2.87%, 02/10/2048(a),(b)		1,000	817
Commercial Mortgage Trust 2007-GG9				Portfolio Summary (unaudited)
5.51%, 03/10/2039		1,000	976	Sector		Percent
Credit Suisse Commercial Mortgage Trust				Mortgage Securities		91.03%
Series 2006-C2				Financial		6.85%
5.67%, 03/15/2039(a)		1,446	1,472	Exchange Traded Funds		1.70%
GS Mortgage Securities Trust 2011-GC3				Other Assets in Excess of Liabilities, Net		0.42%
0.94%, 03/10/2044(a),(b)		36,168	913	TOTAL NET ASSETS		100.00%
GS Mortgage Securities Trust 2013-GCJ14
4.77%, 08/10/2046(a),(b)		1,500	1,490
JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP10
5.46%, 01/15/2049		2,000	2,078
JP Morgan Chase Commercial Mortgage
Securities Trust 2010-C1
5.95%, 06/15/2043(b)		1,500	1,670
JPMBB Commercial Mortgage Securities
Trust 2013-C12
4.09%, 07/15/2045(a)		460	441
JPMBB Commercial Mortgage Securities
Trust 2014-C21
1.12%, 08/15/2047(a)		25,891	1,978
Merrill Lynch Mortgage Trust 2005-CIP1
5.14%, 07/12/2038(a)		2,500	2,509
Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14
1.30%, 02/15/2047(a)		21,129	1,398
Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C15
4.90%, 04/15/2047(a)		1,000	1,073
Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18
3.92%, 10/15/2047(a)		2,000	2,158
Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20
4.16%, 02/15/2048(a)		1,000	1,029
UBS-Barclays Commercial Mortgage Trust
2012	-C4
1.84%, 12/10/2045(a),(b)		9,683	943
4.50%, 12/10/2045(a),(b)		1,000	990

See accompanying notes

Schedule of Investments
Small-MidCap Dividend Income Fund
May 31, 2015 (unaudited)

COMMON STOCKS - 97.43%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Airlines - 1.71%			Healthcare - Products - 2.61%
Copa Holdings SA	382,086	$32,588	STERIS Corp	368,782	$24,646
			Teleflex Inc	193,793	24,949
					$49,595
Automobile Manufacturers - 0.84%
New Flyer Industries Inc	1,278,980	16,044	Housewares - 2.57%
			Newell Rubbermaid Inc	533,891	21,105
			Tupperware Brands Corp	423,880	27,866
Automobile Parts & Equipment - 1.26%					$48,971
Autoliv Inc	190,076	23,978
			Insurance - 5.32%
			AmTrust Financial Services Inc (a)	432,010	25,998
Banks - 8.03%
City Holding Co	139,905	6,318	Arthur J Gallagher & Co	429,030	20,786
Cullen/Frost Bankers Inc	494,388	36,293	HCC Insurance Holdings Inc	410,925	23,497
First Financial Bancorp	349,864	6,077	Validus Holdings Ltd	718,546	30,833
FirstMerit Corp	1,268,360	24,911			$101,114
PacWest Bancorp	864,228	38,795	Internet - 2.07%
Umpqua Holdings Corp	1,302,820	22,917	j2 Global Inc	593,977	39,446
Washington Trust Bancorp Inc	462,164	17,368
		$152,679
			Investment Companies - 5.01%
Chemicals - 5.34%			Ares Capital Corp	2,364,871	39,612
Albemarle Corp	451,260	27,143	Hercules Technology Growth Capital Inc (a)	1,570,888	20,155
Cabot Corp	549,638	22,793	Oaktree Capital Group LLC	464,515	25,441
Huntsman Corp	1,484,252	33,307	Triangle Capital Corp (a)	420,483	10,150
RPM International Inc	365,415	18,282			$95,358
		$101,525
			Machinery - Diversified - 2.83%
Coal - 1.19%			Applied Industrial Technologies Inc	702,235	29,754
Alliance Resource Partners LP	757,997	22,732	IDEX Corp	310,635	23,999
					$53,753

Commercial Services - 0.69%			Media - 1.82%
McGrath RentCorp	430,168	13,094	Sinclair Broadcast Group Inc	1,153,110	34,639

Computers - 0.63%			Miscellaneous Manufacturing - 1.42%
MTS Systems Corp	174,871	11,898	Crane Co	447,561	27,091

Diversified Financial Services - 1.68%			Oil & Gas - 4.16%
Fly Leasing Ltd ADR	376,857	5,849	Helmerich & Payne Inc	130,270	9,508
FNF Group	689,725	26,182	HollyFrontier Corp	531,732	22,147
		$32,031	Suburban Propane Partners LP	461,594	20,218
Electric - 5.69%			Vermilion Energy Inc	633,973	27,207
Allete Inc	440,955	22,202			$79,080
Alliant Energy Corp	482,893	29,601	Packaging & Containers - 1.10%
Great Plains Energy Inc	624,993	16,294	Packaging Corp of America	303,538	20,999
ITC Holdings Corp	629,570	22,217
PNM Resources Inc	670,657	17,833
		$108,147	Pipelines - 3.42%
			EnLink Midstream Partners LP	1,095,003	27,178
Electrical Components & Equipment - 1.59%			Targa Resources Partners LP	876,824	37,905
Hubbell Inc	146,653	15,843			$65,083
Littelfuse Inc	149,833	14,489
		$30,332	REITS - 16.55%
			Agree Realty Corp	430,427	13,046
Electronics - 2.90%			Alexandria Real Estate Equities Inc	190,921	17,704
Avnet Inc	758,612	33,387	BioMed Realty Trust Inc	1,437,225	29,305
Garmin Ltd	476,852	21,687	Capstead Mortgage Corp	2,078,263	24,586
		$55,074	Colony Capital Inc	1,474,592	37,838
			CYS Investments Inc	2,310,825	20,682
Food - 2.94%			Digital Realty Trust Inc	433,561	28,632
B&G Foods Inc	473,403	14,647	EastGroup Properties Inc	105,824	5,887
Ingredion Inc	247,197	20,263
Sanderson Farms Inc (a)	257,884	21,025	EPR Properties	531,503	30,652
			Hatteras Financial Corp	1,517,846	27,261
		$55,935	Medical Properties Trust Inc	2,900,675	39,333
Gas - 1.80%			Omega Healthcare Investors Inc	1,107,630	39,908
ONE Gas Inc	332,389	14,735			$314,834
Vectren Corp	459,643	19,567	Semiconductors - 2.61%
		$34,302	Maxim Integrated Products Inc	636,060	22,307
Hand & Machine Tools - 2.70%			Microchip Technology Inc	554,887	27,261
Lincoln Electric Holdings Inc	378,923	25,468			$49,568

Snap-on Inc	166,365	25,853	Software - 0.93%
		$51,321	Broadridge Financial Solutions Inc	326,828	17,708

See accompanying notes

			Schedule of Investments
	Small-MidCap Dividend Income Fund
			May 31, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)

Supranational Bank - 1.28%
Banco Latinoamericano de Comercio Exterior	805,505		$24,431
SA

Telecommunications - 1.94%
Consolidated Communications Holdings Inc	601,990		12,473
Harris Corp	308,096		24,408
			$36,881

Toys, Games & Hobbies - 2.32%
Hasbro Inc	611,662		44,119

Trucking & Leasing - 0.48%
TAL International Group Inc (b)	251,783		9,137

TOTAL COMMON STOCKS			$1,853,487
INVESTMENT COMPANIES - 4.13%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 4.13%
Goldman Sachs Financial Square Funds -	30,248,323		30,248
Government Fund (c)
Goldman Sachs Financial Square Funds -	48,333,131		48,333
Government Fund
			$78,581
TOTAL INVESTMENT COMPANIES			$78,581
Total Investments			$1,932,068
Liabilities in Excess of Other Assets, Net - (1.56)%			$(29,757)
TOTAL NET ASSETS - 100.00%			$1,902,311

(a)		Security or a portion of the security was on loan at the end of the period.
(b)	Non-Income Producing Security
(c)		Security was purchased with the cash proceeds from securities loans.

Portfolio Summary (unaudited)
Sector			Percent
Financial			36.59%
Industrial			13.02%
Energy			8.77%
Consumer, Cyclical			8.70%
Utilities			7.49%
Consumer, Non-cyclical			6.24%
Communications			5.83%
Basic Materials			5.34%
Technology			4.17%
Exchange Traded Funds			4.13%
Government			1.28%
Liabilities in Excess of Other Assets, Net			(1.56)%
TOTAL NET ASSETS			100.00%

See accompanying notes

Glossary to the Schedule of Investments May 31, 2015 (unaudited)

Currency Abbreviations AUD BRL CAD CHF CLP COP CZK DKK EUR GBP HKD HUF IDR ILS INR JPY KRW MXN MYR NOK NZD PEN PHP PLN SEK SGD THB TRY TWD USD/$ ZAR

Australian Dollar

Brazilian Real

Canadian Dollar

 Swiss Franc

Chilean Peso

Colombian Peso

Czech Koruna

Danish Krone

Euro

 British Pound Sterling

 Hong Kong Dollar

 Hungarian Forint

Indonesian Rupiah

 Israeli New Shekel

Indian Rupee

 Japanese Yen

 South Korean Won

 Mexican Peso

Malaysian Ringgit

 Norwegian Krone

New Zealand Dollar

 PeruvianNuevo Sol

 Philippine Peso

 Polish Zloty

 Swedish Krona

 Singapore Dollar

 Thai Baht

 Turkish Lira

 New Taiwan Dollar

United States Dollar

South African Rand

See accompanying notes

At May 31, 2015, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the
Funds were as follows (amounts in thousands):
	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Blue Chip Fund	$117,942	$(18,106)	$99,836	$1,239,203
Bond Market Index Fund	9,625	(3,986)	5,639	1,414,311
Capital Securities Fund	1,150	(1,206)	(56)	105,700
Credit Opportunities Explorer Fund	172	(339)	(167)	19,431
Diversified Real Asset Fund	221,632	(122,950)	98,682	3,878,217
Dynamic High Yield Explorer Fund	125	(270)	(145)	16,265
Global Multi-Strategy Fund	151,754	(66,800)	84,954	3,122,009
Global Opportunities Fund	125,286	(18,410)	106,876	1,254,108
International Equity Index Fund	123,683	(42,620)	81,063	740,546
International Small Company Fund	1,032	(331)	701	12,826
Opportunistic Municipal Fund	1,366	(116)	1,250	31,416
Origin Emerging Markets Fund	22,749	(24,982)	(2,233)	631,135
Preferred Securities Fund	381,474	(25,036)	356,438	4,468,823
Real Estate Allocation Fund	—	(5)	(5)	276
Real Estate Debt Income Fund	218	(229)	(11)	45,301
Small-MidCap Dividend Income Fund	205,984	(66,163)	139,821	1,792,247

Security Valuation

Real Estate Allocation Fund invests in Institutional Class shares of other series of Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Blue Chip Fund, Bond Market Index Fund, Capital Securities Fund, Credit Opportunities Explorer Fund, Diversified Real Asset Fund, Dynamic High Yield Explorer Fund, Global Multi-Strategy Fund, Global Opportunities Fund, International Equity Index Fund, International Small Company Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Preferred Securities Fund, Real Estate Debt Income, and Small-MidCap Dividend Income Fund (known as the “Funds”) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the period, there were no significant transfers into or out of Level 3. In addition, at the end of the period, there were no funds that had a significant Level 3 balance. The table below includes transfers from Level 1 to Level 2 at May 31, 2015 due to lack of exchange traded valuation data; however, observable market inputs were available to support these valuations:

Global Multi-Strategy Fund	$476,699
Preferred Securities Fund	$8,434,587

Below are transfers from Level 2 to Level 1 at November 30, 2014 due to the resumption of trading for previous thinly traded securities:

Capital Securities Fund	$1,079,500
Global Multi-Strategy Fund	$624,418
Preferred Securities Fund	$73,906,619

The following is a summary of the inputs used as of May 31, 2015 in valuing the Funds' securities carried at value (amounts shown in thousands):
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Blue Chip Fund
Common Stocks*	$1,338,605	$—	$—	$1,338,605
Investment Companies	434	—	—	434
Total investments in securities $	1,339,039	$—	$—	$1,339,039

Bond Market Index Fund
Bonds	$—	$446,741	$20	$446,761
Investment Companies	162,302	—	—	162,302
Municipal Bonds	—	10,522	—	10,522
U.S. Government & Government Agency Obligations	—	800,365	—	800,365
Total investments in securities $	162,302	$1,257,628	$20	$1,419,950

Capital Securities Fund
Bonds	$—	$93,907	$—	$93,907
Convertible Bonds	—	500	—	500
Preferred Stocks
Communications	—	2,867	—	2,867
Financial	4,082	3,221	—	7,303
Utilities	1,067	—	—	1,067
Total investments in securities $	5,149	$100,495	$—	$105,644

Credit Opportunities Explorer Fund
Bonds	$—	$18,025	$—	$18,025
Investment Companies	217	—	—	217
Senior Floating Rate Interests	—	1,022	—	1,022
Total investments in securities $	217	$19,047	$—	$19,264
Assets
Equity Contracts**
Total Return Swaps	—	2	—	2
Interest Rate Contracts**
Futures	$25	$—	$—	$25
Liabilities
Equity Contracts**
Total Return Swaps	—	(1)	—	(1)
Interest Rate Contracts**
Futures	$(35)	$—	$—	$(35)

Diversified Real Asset Fund
Bonds	$—	$346,895	$—	$346,895
Commodity Indexed Structured Notes	—	178,132	—	178,132
Common Stocks
Basic Materials	116,856	75,429	—	192,285
Communications	1,204	15,844	—	17,048
Consumer, Cyclical	21,018	9,494	—	30,512
Consumer, Non-cyclical	71,697	79,488	—	151,185
Diversified	3,265	10,768	—	14,033
Energy	809,056	7,803	—	816,859
Financial	270,950	116,226	—	387,176
Industrial	103,761	73,850	—	177,611
Utilities	159,190	136,704	—	295,894
Investment Companies	142,454	—	—	142,454
Senior Floating Rate Interests	—	602,212	—	602,212
U.S. Government & Government Agency Obligations	—	623,095	—	623,095
Purchased Interest Rate Swaptions	—	591	—	591
Purchased Capped Options	—	1	—	1
Purchased Options	334	582	—	916
Total investments in securities $	1,699,785	$2,277,114	$—	$3,976,899
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$1,866	$—	$1,866
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$62	$—	$62
Futures	470	—	—	470
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(911)	$—	$(911)
Written Options	—	(337)	—	(337)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(584)	$—	$(584)
Futures	(369)	—	—	(369)
Interest Rate Swaps	—	(64)	—	(64)
Interest Rate Swaptions	—	(581)	—	(581)
Options	(119)	—	—	(119)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Dynamic High Yield Explorer Fund
Bonds		$—	$5,678	$—	$5,678
Common Stocks*		181	—	—	181
Investment Companies		1,424	—	—	1,424
Senior Floating Rate Interests		—	8,837	—	8,837
	Total investments in securities $	1,605	$14,515	$—	$16,120

Global Multi-Strategy Fund
Bonds		$—	$684,033	$14,416	$698,449
Common Stocks
Basic Materials		50,609	36,340	—	86,949
Communications		117,179	26,197	—	143,376
Consumer, Cyclical		152,003	34,022	—	186,025
Consumer, Non-cyclical		351,497	38,739	—	390,236
Diversified		138	1,436	—	1,574
Energy		63,507	6,295	—	69,802
Exchange Traded Funds		30,960	291	—	31,251
Financial		142,948	55,403	31	198,382
Industrial		134,848	51,407	—	186,255
Technology		125,821	15,090	—	140,911
Utilities		22,164	6,315	—	28,479
Convertible Bonds		—	83,436	—	83,436
Convertible Preferred Stocks
Basic Materials		3,631	—	—	3,631
Communications		2,326	—	177	2,503
Consumer, Cyclical		1,262	43	—	1,305
Consumer, Non-cyclical		6,449	1,371	—	7,820
Energy		2,774	245	—	3,019
Financial		3,832	2,878	—	6,710
Technology		—	—	124	124
Utilities		2,949	—	—	2,949
Investment Companies		637,285	—	—	637,285
Preferred Stocks
Communications		—	1,386	339	1,725
Consumer, Cyclical		—	3,094	—	3,094
Consumer, Non-cyclical		—	8,346	—	8,346
Financial		—	1,189	515	1,704
Industrial		—	—	174	174
Technology		—	295	203	498
Repurchase Agreements		—	102,779	—	102,779
Senior Floating Rate Interests		—	53,469	—	53,469
U.S. Government & Government Agency Obligations		—	118,354	—	118,354
Purchased Interest Rate Swaptions		—	513	—	513
Purchased Options		5,262	574	—	5,836
	Total investments in securities $	1,857,444	$1,333,540	$15,979	$3,206,963
Short Sales
Bonds		$—	$(90,801)	$—	$(90,801)
Common Stocks
Basic Materials		(11,255)	(5,211)	—	(16,466)
Communications		(37,700)	(5,311)	—	(43,011)
Consumer, Cyclical		(46,842)	(7,082)	—	(53,924)
Consumer, Non-cyclical		(54,803)	(5,974)	—	(60,777)
Energy		(21,478)	(4,373)	—	(25,851)
Financial		(84,108)	(7,669)	—	(91,777)
Industrial		(44,619)	(9,772)	—	(54,391)
Technology		(48,688)	(2,537)	—	(51,225)
Utilities		(14,831)	(524)	—	(15,355)
Preferred Stocks
Basic Materials		—	(374)	—	(374)
Consumer, Cyclical		—	(323)	—	(323)
Consumer, Non-cyclical		—	(102)	—	(102)
	Total Short Sales $	(364,324)	$(140,053)	$—	$(504,377)

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Global Multi-Strategy Fund (continued)
Assets
Credit Contracts**
Credit Default Swaps	$—	$6,178	$—	$6,178
Exchange Cleared Credit Default Swaps	—	24	—	24
Equity Contracts**
Futures	$5,837	$—	$—	$5,837
Synthetic Futures	—	54	—	54
Total Return Equity Basket Swaps	—	9,043	—	9,043
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$18,555	$—	$18,555
Interest Rate Contracts**
Futures	$1,543	$—	$—	$1,543
Interest Rate Swaps	—	163	—	163
Synthetic Futures	—	427	—	427
Total Return Swaps	—	67	—	67
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(2,909)	$—	$(2,909)
Equity Contracts**
Futures	$(11,392)	$—	$—	$(11,392)
Options	(572)	—	—	(572)
Synthetic Futures	—	(525)	—	(525)
Total Return Equity Basket Swaps	—	(577)	—	(577)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(23,699)	$—	$(23,699)
Written Options	—	(336)	—	(336)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(6)	$—	$(6)
Futures	(2,028)	—	—	(2,028)
Interest Rate Swaptions	—	(24)	—	(24)
Synthetic Futures	—	(134)	—	(134)

Global Opportunities Fund
Common Stocks
Basic Materials	$7,711	$7,965	$—	$15,676
Communications	41,283	23,790	—	65,073
Consumer, Cyclical	81,846	83,712	—	165,558
Consumer, Non-cyclical	270,429	163,314	—	433,743
Energy	51,053	21,214	—	72,267
Financial	212,714	109,346	—	322,060
Industrial	47,860	6,870	—	54,730
Technology	137,660	—	—	137,660
Utilities	18,642	54,689	—	73,331
Investment Companies	20,886	—	—	20,886
Total investments in securities $	890,084	$470,900	$—	$1,360,984

International Equity Index Fund
Common Stocks
Basic Materials	$—	$53,477	$—	$53,477
Communications	—	58,708	—	58,708
Consumer, Cyclical	—	99,651	—	99,651
Consumer, Non-cyclical	222	187,416	—	187,638
Diversified	—	4,943	—	4,943
Energy	—	42,089	—	42,089
Exchange Traded Funds	17,653	—	—	17,653
Financial	—	204,196	—	204,196
Industrial	—	92,619	—	92,619
Technology	—	20,262	—	20,262
Utilities	—	29,412	—	29,412
Investment Companies	6,090	—	—	6,090
Preferred Stocks
Basic Materials	—	182	—	182
Consumer, Cyclical	—	3,423	—	3,423
Consumer, Non-cyclical	—	1,266	—	1,266
Total investments in securities $	23,965	$797,644	$—	$821,609
Assets
Equity Contracts**
Futures	$201	$—	$—	$201

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

International Small Company Fund
Common Stocks
Basic Materials		$266	$797	$—	$1,063
Communications		71	626	—	697
Consumer, Cyclical		119	2,285	—	2,404
Consumer, Non-cyclical		82	1,671	—	1,753
Diversified		—	55	—	55
Energy		301	250	—	551
Financial		163	2,318	—	2,481
Industrial		116	1,863	—	1,979
Technology		121	522	—	643
Utilities		—	183	—	183
Investment Companies		1,663	—	—	1,663
Preferred Stocks
Industrial		—	55	—	55
	Total investments in securities $	2,902	$10,625	$—	$13,527

Opportunistic Municipal Fund
Bonds		$—	$512	$—	$512
Common Stocks*		528	—	—	528
Municipal Bonds		—	34,691	—	34,691
	Total investments in securities $	528	$35,203	$—	$35,731

Origin Emerging Markets Fund
Common Stocks
Basic Materials		$6,876	$12,745	$—	$19,621
Communications		6,761	54,750	—	61,511
Consumer, Cyclical		21,594	27,872	—	49,466
Consumer, Non-cyclical		16,225	27,859	—	44,084
Diversified		—	5,957	—	5,957
Energy		—	9,211	—	9,211
Financial		10,675	165,681	—	176,356
Industrial		32,215	64,243	—	96,458
Technology		101,635	27,726	—	129,361
Utilities		—	25,258	—	25,258
Investment Companies		11,619	—	—	11,619
	Total investments in securities $	207,600	$421,302	$—	$628,902
Liabilities
Equity Contracts**
Futures		$(824)	$—	$—	$(824)

Preferred Securities Fund
Bonds		$—	$2,686,471	$—	$2,686,471
Convertible Bonds		—	5,996	—	5,996
Convertible Preferred Stocks
Financial		73,560	—	—	73,560
Investment Companies		121,364	—	—	121,364
Preferred Stocks
Communications		164,970	109,398	—	274,368
Consumer, Non-cyclical		—	1,259	—	1,259
Financial		1,350,985	125,267	—	1,476,252
Government		—	56,344	—	56,344
Industrial		27,908	—	—	27,908
Utilities		96,590	8,952	—	105,542
Purchased Options		32,478	—	—	32,478
	Total investments in securities $	1,867,855	$2,993,687	$—	$4,861,542
Liabilities
Interest Rate Contracts**
Options		$(15,370)	$—	$—	$(15,370)

Real Estate Allocation Fund
Investment Companies		$271	$—	$—	$271
	Total investments in securities $	271	$—	$—	$271

Real Estate Debt Income Fund
Bonds		$—	$44,519	$—	$44,519
Investment Companies		771	—	—	771
	Total investments in securities $	771	$44,519	$—	$45,290

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Small-MidCap Dividend Income Fund
Common Stocks*		$1,853,487	$—	$—	$1,853,487
Investment Companies		78,581	—	—	78,581
	Total investments in securities $	1,932,068	$—	$—	$1,932,068

* For additional detail regarding sector classifications, please see the Schedules of Investments.
** Exchange Cleared Swaps, Futures, Foreign Currency Contracts, and Synthetic Futures are valued at the unrealized appreciation/(depreciation) of the instrument.

The Funds' Schedules of Investments as of May 31, 2015 have not been audited. This report is provided for the general information of the Funds' shareholders.
For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 07/21/2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 07/21/2015

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 07/21/2015